UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21774

First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 765-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund
Book 1

First Trust Dow Jones Select MicroCap Index Fund (FDM)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
First Trust US Equity Opportunities ETF (FPX)
First Trust NYSE(R) Arca(R) Biotechnology Index Fund (FBT)
First Trust Dow Jones Internet Index Fund (FDN)
First Trust Capital Strength ETF (FTCS)
First Trust Value Line(R) Dividend Index Fund (FVD)

Semi-Annual Report
For the Six Months Ended
June 30, 2022


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                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2022

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview

Portfolio of Investments

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the
"Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1

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SHAREHOLDER LETTER
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                        FIRST TRUST EXCHANGE-TRADED FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2022

Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for certain funds in the First Trust Exchange-Traded Fund (the "Funds"), which contains detailed information about the Funds for the six months ended June 30, 2022.

The trillions of dollars of stimulus funneled into the U.S. financial system by the Federal government throughout the bulk of the coronavirus ("COVID-19")
pandemic was effective in bolstering economic activity, as reflected by some impressive gross domestic product ("GDP") statistics. It also fueled inflation.
I will touch on that angle as well. Data from the U.S. Bureau of Economic
Analysis indicates that annualized real GDP growth rates over the four quarters comprising 2021 were 6.3%, 6.7%, 2.3% and 6.9%, respectively. It appears, however, that the upside from those stimulus dollars may be waning. In the first two quarters of 2022, the U.S. economy contracted. Real GDP declined by an annualized 1.6% in the first quarter and declined by an annualized 0.9% in the second quarter. Why the downturn? Well, the lion's share of the stimulus programs for individuals ended in September 2021. The war between Russia and
Ukraine, which commenced in late February 2022, China's COVID-19 shutdown this year and the ongoing supply chain bottlenecks have also provided a drag on the global economy and securities markets, in my opinion. While the standard definition of a recession is two consecutive quarters of negative GDP growth, the official arbiter of declaring recessions in the U.S. belongs to the National
Bureau of Economic Research, and it factors in additional economic indicators in its evaluation process. Even if we were to experience a recession, it does not necessarily mean it will be deep in scope. Currently, the Federal Reserve (the
"Fed") is still hoping to orchestrate a soft landing for the economy, though it admits it will be challenging.

In addition to the recent decline in economic activity, the financial media is paying a good deal of attention to the inverted yield curve in the Treasury market, particularly the spread between the yields on the 2-Year and 10-Year
Treasury Note ("T-Note"). As of July 27, 2022, the closing yield on the 2-Year
T-Note was 3.00%, 21 basis points ("bps") above the 2.79% yield on the 10-Year
T-Note. The current inversion has only been in play in earnest since July 5,
2022. Yields on shorter-maturity bonds should be lower than those further out on the curve. For the 30-year period ended July 27, 2022, the average yield on the
10-Year T-Note was 113 bps higher than the average yield on the 2-Year T-Note.
Historically, such inversions have portended that a recession is likely to arrive in the next 12-24 months. At its meeting on July 27, 2022, the Fed raised the Federal Funds target rate by 75 bps to combat the spike in inflation. The target rate currently sits at 2.50%, marking the upper bound of its 2.25% to
2.50% range. The Fed's next meeting is scheduled for September 20-21, 2022.

In the current climate, the number one goal is to tame inflation. The Fed has made it clear that it is committed to doing so. The Consumer Price Index stood at a trailing 12-month rate of 9.1% in June 2022, its highest level since 1981.
Surging inflation is the number one concern of Americans. It is certainly going to be a hot button issue in the upcoming mid-term elections in November. A recent CNN poll revealed that 75% of Americans consider inflation their top economic concern and only 25% approve of President Joe Biden's efforts to curtail it. This dovetails into another concern: the markets. With respect to returns, on a year-to-date and 12-month basis, all the major domestic and foreign stock and bond indices were sitting in negative territory, based on their respective total returns through June 30, 2022. Sell-offs are a natural part of market cycles. We all know that prices do not go up in a straight line.
As previously noted, the Fed, the economy and the markets are battling some significant headwinds. The good news is we know what they are. Suffice it to say, it will take some time to remedy them. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


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MARKET OVERVIEW
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2022 (UNAUDITED)

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

As we head into the second half of 2022, the latest hot topic appears to be whether or not the U.S. economy is on the cusp of a recession. After all, real gross domestic product ("GDP") declined by an annualized 1.6% in the first quarter of 2022, according to data from the U.S. Bureau of Economic Analysis.
The technical definition of a recession is two consecutive quarters of negative
GDP growth. Opinions on this topic vary. Some pundits believe the U.S. economy is already in a recession. Brian Wesbury, Chief Economist at First Trust, is not
one of them. Wesbury notes that the official arbiter of recessions, the National
Bureau of Economic Research, considers other factors beyond just real GDP, including the job market, manufacturing activity and real income. While subject to change, Wesbury does not currently foresee a recession arriving until late
2023 or 2024. Investors should monitor the actions of the Federal Reserve (the
"Fed") over the next few months. We are anticipating additional interest rate hikes by the Fed to combat the surge in inflation, which reached 9.1% on a trailing 12-month basis in June 2022, as measured by the Consumer Price Index.

The global growth forecast from the International Monetary Fund ("IMF") released in April 2022 projected a 3.6% real GDP growth rate for 2022, down from 6.1% in
2021. The IMF is calling for a 3.7% growth rate for the U.S. in 2022, down from
5.7% the previous year. Advanced Economies are expected to register a 3.3%
growth rate, down from 5.2%. While the gap has narrowed from prior years,
Emerging Market and Developing Economies are still expected to grow faster than
Advanced Economies. Their 2022 growth rate estimate is 3.8%, down from 6.8% a year ago.

Investors continued to funnel capital into exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") in the first half of 2022 despite the sharp sell-off in the markets. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at $6.18 trillion at the close of June 2022, down from $7.21 trillion at the end of 2021. In the first half of 2022, net inflows to ETFs/ETPs listed in the U.S.
totaled $307.49 billion, with $158.73 billion of it flowing to equity funds.
Total assets invested in ETFs/ETPs listed globally stood at $8.86 trillion, down from $10.27 trillion at the end of 2021. In the first half of this year, net inflows to ETFs/ETPs listed globally totaled $463.81 billion, with $277.22 billion of it flowing to equity funds.

U.S. STOCKS AND BONDS

In the first half of 2022, three of the major U.S. stock indices posted double-digit declines. The S&P 500(R) Index (the "Index"), S&P MidCap 400(R)
Index and S&P SmallCap 600(R) Index posted total returns of -19.96%, -19.54%, and -18.94%, respectively, according to Bloomberg. Only one of the 11 major sectors that comprise the Index posted positive total returns. The top-performing sector was Energy, up 31.84%, while the worst-performing sector was Consumer Discretionary, down 32.82%. Bloomberg's 2022 and 2023 consensus earnings growth rate estimates for the Index were 10.37% and 8.49%, respectively, as of July 1, 2022.

The Index posted a price-only return (dividends not included) of -20.58% in the first half of 2022, the worst showing since a 21.01% decline in the first half of 1970, according to MarketWatch. The definition of a bear market is a 20%
price decline from the most recent peak of a security or index. Statistics provided by Dow Jones Market Data indicate that, since 1932, the Index has endured a first-half decline of 15% or more on five occasions (1932, 1939, 1940,
1962 and 1970). The Index rebounded over the following six months in each of those instances. The average second-half return for the five occurrences was
23.66%, with a median return of 15.25%, according to MarketWatch. Keep in mind, past performance is no guarantee of future results.

In the U.S. bond market, all the major bond groups posted negative total returns in the first half of 2022. The top performing major debt group we track was intermediate Treasuries. The Bloomberg U.S. Treasury: Intermediate Index posted a total return of -5.80%. The worst performing debt group we track was long-term municipal bonds. The Bloomberg Municipal Bond: Long Bond (22+) Index posted a total return of -14.66%. The yield on the benchmark 10-Year Treasury Note rose
151 basis points to 3.02% in the first half of 2022, according to Bloomberg. For comparative purposes, its average yield for the 20-year period ended June 30,
2022, was 2.92%.

FOREIGN STOCKS AND BONDS

The U.S. Dollar rose by 9.43% against a basket of major currencies in the first half of 2022, as measured by the U.S. Dollar Index ("DXY"), according to
Bloomberg. The DXY Index closed at a reading of 104.69 on June 30, 2022, significantly above its 20-year average of 88.49. The stronger U.S. Dollar had a negative influence on the returns of foreign securities held by U.S. investors, provided they were unhedged.

The Bloomberg EM Hard Currency Aggregate Index of emerging markets debt posted a total return of -18.50% (USD), while the Bloomberg Global Aggregate Index of higher quality debt declined by 13.91% (USD). With respect to equities, the MSCI
Emerging Markets Index of stocks posted a total return of -17.63% (USD), while the MSCI World ex USA Index was down 18.76% (USD) on a total return basis, according to Bloomberg.

                                                                          Page 3

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

The First Trust Dow Jones Select MicroCap Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Dow Jones Select
MicroCap Index(SM) (the "Index"). The Fund will normally invest at least 80% of its net assets (including investment borrowings) in the common stocks of U.S.
micro-capitalization companies which are publicly traded in the United States.
The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is designed to measure the performance of micro-cap stocks issued by U.S.
companies that are comparatively liquid and have strong fundamentals relative to the micro-cap segment as a whole. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca, Inc. ("NYSE Arca"). The first day of secondary market trading in shares of the Fund was September 30, 2005.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                     6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                      Ended       Ended      Ended      Ended      (9/27/05)      Ended      Ended      (9/27/05)
                                     6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                  -17.09%     -13.56%     5.07%      10.93%       7.06%       28.05%     182.20%      213.45%
Market Price                         -17.21%     -13.69%     5.07%      10.91%       7.05%       28.05%     181.75%      213.12%

INDEX PERFORMANCE
Dow Jones Select MicroCap Index(SM)  -16.91%     -13.06%     5.85%      11.68%       7.79%       32.90%     201.85%      251.61%
Russell 2000(R) Index                -23.43%     -25.20%     5.17%       9.35%       7.28%       28.65%     144.49%      224.40%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 18.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                     34.9%
Industrials                                    15.3
Consumer Discretionary                         11.1
Information Technology                          9.3
Health Care                                     7.3
Real Estate                                     5.9
Materials                                       5.2
Consumer Staples                                4.9
Energy                                          4.4
Utilities                                       1.0
Communication Services                          0.7
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
CONSOL Energy, Inc.                             1.7%
Meridian Bioscience, Inc.                       1.4
Ingles Markets, Inc., Class A                   1.3
Photronics, Inc.                                1.3
Franklin BSP Realty Trust, Inc.                 1.2
SpartanNash Co.                                 1.2
Andersons (The), Inc.                           1.1
Unitil Corp.                                    1.0
AdvanSix, Inc.                                  1.0
Banc of California, Inc.                        1.0
                                             -------
   Total                                       12.2%
                                             =======

-----------------------------
The Dow Jones Select MicroCap Index(SM) ("Index") is a product of S&P Dow Jones
Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First
Trust. S&P(R) is a registered trademark of Standard & Poor's Financial Services
LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark
Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by
SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the Index.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM) (CONTINUED)


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            DECEMBER 31, 2011 - JUNE 30, 2022

            First Trust Dow Jones
               Select MicroCap          Dow Jones Select       Russell 2000(R)
                 Index Fund            MicroCap Index(SM)           Index
12/11              $10,000                  $10,000                $10,000
06/12               10,644                   10,679                 10,853
12/12               11,587                   11,669                 11,634
06/13               13,469                   13,605                 13,479
12/13               16,606                   16,832                 16,151
06/14               16,495                   16,771                 16,666
12/14               17,117                   17,449                 16,941
06/15               18,007                   18,409                 17,746
12/15               17,213                   17,660                 16,193
06/16               17,643                   18,151                 16,552
12/16               23,315                   24,050                 19,644
06/17               23,460                   24,254                 20,624
12/17               25,285                   26,223                 22,521
06/18               27,341                   28,436                 24,246
12/18               22,072                   23,025                 20,038
06/19               24,648                   25,802                 23,440
12/19               28,089                   29,478                 25,152
06/20               21,729                   22,846                 21,888
12/20               26,895                   28,611                 30,176
06/21               34,754                   37,080                 35,469
12/21               36,238                   38,797                 34,650
06/22               30,045                   32,236                 26,532


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

The First Trust Morningstar Dividend Leaders Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend
Leaders Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is designed to measure the performance of the 100 highest-yielding stocks that have a consistent record of dividend payment and have the ability to sustain their dividend payments. The securities comprising the Morningstar(R) US Market Index(SM) serve as the Fund's selection universe.
The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was March 15, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                     6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                      Ended       Ended      Ended      Ended       (3/9/06)      Ended      Ended       (3/9/06)
                                     6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                    0.40%       9.81%     8.79%      10.52%       7.58%       52.42%     171.84%      229.11%
Market Price                           0.45%       9.87%     8.80%      10.52%       7.58%       52.44%     171.92%      229.28%

INDEX PERFORMANCE
Morningstar(R) Dividend Leaders
   Index(SM)                           0.58%      10.35%     9.38%      11.09%       8.12%       56.54%     186.22%      257.44%
S&P 500(R) Index                     -19.96%     -10.62%    11.31%      12.96%       9.10%       70.86%     238.16%      313.80%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 18.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                     18.8%
Energy                                         18.2
Consumer Staples                               13.6
Health Care                                    11.4
Information Technology                         10.3
Communication Services                          9.2
Utilities                                       7.9
Industrials                                     6.5
Consumer Discretionary                          2.7
Materials                                       1.4
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Exxon Mobil Corp.                               9.0%
Verizon Communications, Inc.                    8.4
AbbVie, Inc.                                    8.1
Philip Morris International, Inc.               5.9
Cisco Systems, Inc.                             4.8
International Business Machines Corp.           4.7
Altria Group, Inc.                              4.4
Pioneer Natural Resources Co.                   4.2
United Parcel Service, Inc., Class B            3.6
Gilead Sciences, Inc.                           2.9
                                             -------
   Total                                       56.0%
                                             =======

-----------------------------
Morningstar(R) and Morningstar(R) Dividend Leaders Index(SM) are registered trademarks and service marks of Morningstar, Inc. ("Morningstar") and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL) (CONTINUED)


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          DECEMBER 31, 2011 - JUNE 30, 2022

            First Trust Morningstar       Morningstar(R)
               Dividend Leaders              Dividend           S&P 500(R)
                  Index Fund             Leaders Index(SM)        Index
12/11               $10,000                   $10,000            $10,000
06/12                10,827                    10,864             10,949
12/12                10,914                    10,976             11,600
06/13                12,438                    12,542             13,203
12/13                13,394                    13,540             15,356
06/14                14,772                    14,977             16,452
12/14                15,129                    15,375             17,459
06/15                14,671                    14,941             17,674
12/15                15,542                    15,863             17,701
06/16                17,830                    18,252             18,381
12/16                18,763                    19,247             19,821
06/17                19,311                    19,863             21,675
12/17                21,003                    21,657             24,153
06/18                20,306                    20,992             24,796
12/18                19,769                    20,470             23,092
06/19                22,592                    23,465             27,373
12/19                24,590                    25,611             30,355
06/20                19,686                    20,559             29,421
12/20                23,502                    24,621             35,940
06/21                26,807                    28,175             41,416
12/21                29,322                    30,915             46,244
06/22                29,439                    31,094             37,014


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

The First Trust US Equity Opportunities ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX(R)-100 U.S. Index (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks that comprise the Index.
The Index seeks to measure the performance of the equity securities of the 100 typically largest and most liquid initial public offerings ("IPOs") (including spin-offs and equity carve-outs) of U.S. companies. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was April 13, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                     6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                      Ended       Ended      Ended      Ended      (4/12/06)      Ended      Ended      (4/12/06)
                                     6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                  -32.80%     -35.35%     7.17%      12.46%        9.91%      41.37%     223.56%      363.22%
Market Price                         -32.78%     -35.35%     7.18%      12.48%        9.92%      41.43%     224.11%      363.34%

INDEX PERFORMANCE
IPOX(R)-100 U.S. Index               -32.64%     -35.04%     7.67%      13.04%       10.53%      44.68%     240.67%      407.04%
S&P 500(R) Index                     -19.96%     -10.62%    11.31%      12.96%        9.06%      70.86%     238.16%      308.14%
Russell 3000(R) Index                -21.10%     -13.87%    10.60%      12.57%        8.84%      65.47%     226.86%      295.07%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 18.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                         22.6%
Health Care                                    17.2
Industrials                                    13.1
Materials                                       7.9
Energy                                          7.7
Consumer Staples                                7.5
Financials                                      7.3
Consumer Discretionary                          6.2
Communication Services                          5.9
Utilities                                       4.1
Real Estate                                     0.5
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Corteva, Inc.                                   5.5%
Crowdstrike Holdings, Inc., Class A             5.2
General Dynamics Corp.                          4.1
Keurig Dr Pepper, Inc.                          3.1
T-Mobile US, Inc.                               2.9
Airbnb, Inc., Class A                           2.8
Markel Corp.                                    2.8
Marvell Technology, Inc.                        2.7
Pioneer Natural Resources Co.                   2.6
United Therapeutics Corp.                       2.6
                                             -------
   Total                                       34.3%
                                             =======

-----------------------------
IPOX(R) and IPOX(R)-100 U.S. Index are registered international trademarks and service marks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by
First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and
IPOX makes no representation regarding the advisability of trading in such Fund.
IPOX(R) is an international trademark of IPOX Schuster LLC, Index of Initial
Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX) (CONTINUED)


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  DECEMBER 31, 2011 - JUNE 30, 2022

               First Trust
                US Equity            IPOX(R)-100        S&P 500(R)        Russell 3000(R)
            Opportunities ETF        U.S. Index           Index                Index
12/11            $10,000               $10,000           $10,000              $10,000
06/12             11,354                11,388            10,949               10,932
12/12             13,001                13,077            11,600               11,641
06/13             15,184                15,311            13,203               13,278
12/13             19,240                19,469            15,356               15,547
06/14             20,512                20,822            16,452               16,626
12/14             21,531                21,921            17,459               17,499
06/15             23,391                23,885            17,674               17,838
12/15             22,002                22,533            17,701               17,583
06/16             21,859                22,438            18,381               18,220
12/16             23,477                24,163            19,818               19,822
06/17             25,987                26,811            21,669               21,592
12/17             29,807                30,833            24,144               24,010
06/18             31,366                32,513            24,784               24,783
12/18             27,357                28,433            23,086               22,751
06/19             34,418                35,867            27,366               27,015
12/19             35,695                37,243            30,354               29,809
06/20             37,376                39,066            29,421               28,773
12/20             52,729                55,285            35,943               36,037
06/21             56,825                59,725            41,422               41,481
12/21             54,663                57,598            46,257               45,285
06/22             36,734                38,798            37,024               35,730


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE(R) ARCA(R) BIOTECHNOLOGY INDEX FUND (FBT)

The First Trust NYSE(R) Arca(R) Biotechnology Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the NYSE(R) Arca
Biotechnology Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is an equal-dollar weighted index designed to measure the performance of a cross section of small, mid and large capitalization companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant
DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology and genomics. This Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The
Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                     6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                      Ended       Ended      Ended      Ended      (6/19/06)      Ended      Ended      (6/19/06)
                                     6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                  -16.27%     -21.47%     3.54%      11.97%       12.78%      19.00%     209.76%      587.28%
Market Price                         -16.28%     -21.46%     3.55%      11.97%       12.78%      19.04%     209.86%      587.33%

INDEX PERFORMANCE
NYSE(R) Arca Biotechnology Index     -16.03%     -21.38%     4.01%      12.47%       13.35%      21.71%     223.74%      645.84%
S&P Composite 1500(R) Health Care
   Index                              -9.17%       1.42%    11.99%      15.06%       11.75%      76.15%     306.58%      493.91%
Nasdaq(R) Biotechnology Index        -20.31%     -26.57%     3.56%      11.25%       11.24%      19.11%     190.47%      451.66%
S&P 500(R) Index                     -19.96%     -10.62%    11.31%      12.96%        9.41%      70.86%     238.16%      322.46%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 18.)

-----------------------------------------------------------
                                           % OF TOTAL
INDUSTRY CLASSIFICATION               LONG-TERM INVESTMENTS
-----------------------------------------------------------
Biotechnology                                  79.2%
Life Sciences Tools & Services                 18.5
Pharmaceuticals                                 2.3
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
United Therapeutics Corp.                       4.6%
Seagen, Inc.                                    4.5
Grifols S.A., ADR                               4.2
Alkermes PLC                                    3.8
QIAGEN N.V.                                     3.8
Gilead Sciences, Inc.                           3.8
BioMarin Pharmaceutical, Inc.                   3.8
Neurocrine Biosciences, Inc.                    3.7
Vertex Pharmaceuticals, Inc.                    3.7
Biogen, Inc.                                    3.6
                                             -------
   Total                                       39.5%
                                             =======

-----------------------------
"NYSE(R)" is a service/trade mark of ICE Data Indices, LLC or its affiliates.
This trademark has been licensed, along with the NYSE(R) Arca Biotechnology
Index (the "Index") for use by First Trust Portfolios L.P. in connection with the First Trust NYSE(R) Arca(R) Biotechnology Index Fund (the "Product").
Neither First Trust Portfolios L.P., First Trust Exchange Traded Fund (the
"Trust") nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers
("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE(R) ARCA(R) BIOTECHNOLOGY INDEX FUND (FBT) (CONTINUED)


                                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                               DECEMBER 31, 2011 - JUNE 30, 2022

             First Trust NYSE(R)         NYSE(R) Arca         S&P Composite           Nasdaq(R)
            Arca(R) Biotechnology        Biotechnology        1500(R) Health        Biotechnology        S&P 500(R)
                 Index Fund                  Index              Care Index              Index              Index
12/11              $10,000                  $10,000              $10,000               $10,000            $10,000
06/12               13,418                   13,461               11,149                12,482             10,949
12/12               14,092                   14,174               11,836                13,229             11,600
06/13               17,788                   17,932               14,275                16,785             13,203
12/13               21,152                   21,375               16,829                21,957             15,356
06/14               25,192                   25,485               18,546                24,923             16,452
12/14               31,228                   31,617               21,001                29,510             17,459
06/15               37,998                   38,535               23,143                35,941             17,674
12/15               34,650                   35,217               22,557                32,982             17,701
06/16               27,436                   27,969               22,688                25,149             18,381
12/16               27,859                   28,472               22,094                25,941             19,818
06/17               34,930                   35,786               25,733                30,439             21,669
12/17               38,165                   39,204               27,058                31,553             24,144
06/18               42,928                   44,187               27,946                32,544             24,784
12/18               38,086                   39,309               28,874                28,756             23,086
06/19               43,165                   44,663               31,299                32,480             27,366
12/19               45,625                   47,338               34,898                35,978             30,354
06/20               51,407                   53,482               34,682                40,968             29,419
12/20               51,520                   53,760               39,978                45,487             35,938
06/21               52,933                   55,394               44,699                49,376             41,419
12/21               49,640                   51,927               49,907                45,494             46,257
06/22               41,564                   43,603               45,331                36,254             37,024


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

The First Trust Dow Jones Internet Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Internet Composite
Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The Index is designed to measure the performance of the largest and most actively traded securities issued by U.S. companies in the Internet industry.
The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                     6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                      Ended       Ended      Ended      Ended      (6/19/06)      Ended      Ended      (6/19/06)
                                     6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                  -43.80%     -48.11%     6.04%      13.65%       12.25%       34.10%    259.55%      537.90%
Market Price                         -43.79%     -48.09%     6.05%      13.67%       12.26%       34.15%    260.07%      538.09%

INDEX PERFORMANCE
Dow Jones Internet Composite
   Index(SM)                         -43.64%     -47.83%     6.64%      14.27%       12.87%       37.90%    279.56%      595.98%
S&P Composite 1500(R) Information
   Technology Index                  -26.84%     -13.91%    19.65%      18.40%       14.29%      145.24%    441.51%      750.32%
S&P 500(R) Index                     -19.96%     -10.62%    11.31%      12.96%        9.41%       70.86%    238.16%      322.46%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 18.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                         46.9%
Communication Services                         30.2
Consumer Discretionary                         17.0
Health Care                                     4.0
Real Estate                                     1.9
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Amazon.com, Inc.                                9.0%
Meta Platforms, Inc., Class A                   6.3
Alphabet, Inc., Class A                         5.5
Cisco Systems, Inc.                             5.3
Alphabet, Inc., Class C                         5.1
Salesforce, Inc.                                4.9
Netflix, Inc.                                   3.7
PayPal Holdings, Inc.                           3.6
Snowflake, Inc., Class A                        3.0
Veeva Systems, Inc., Class A                    2.7
                                             -------
   Total                                       49.1%
                                             =======

-----------------------------
The Dow Jones Internet Composite Index(SM) ("Index") is a product of S&P Dow
Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by
First Trust. S&P(R) is a registered trademark of Standard & Poor's Financial
Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones
Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN) (CONTINUED)


                                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          DECEMBER 31, 2011 - JUNE 30, 2022

                First Trust                Dow Jones                               S&P Composite 1500(R)
             Dow Jones Internet        Internet Composite        S&P 500(R)        Information Technology
                 Index Fund                Index(SM)               Index                   Index
12/11             $10,000                   $10,000               $10,000                 $10,000
06/12              10,945                    10,978                10,949                  11,272
12/12              12,085                    12,163                11,600                  11,475
06/13              14,052                    14,183                13,203                  12,247
12/13              18,537                    18,775                15,356                  14,802
06/14              18,448                    18,718                16,452                  16,053
12/14              18,987                    19,300                17,459                  17,607
06/15              20,808                    21,209                17,674                  17,836
12/15              23,120                    23,623                17,701                  18,592
06/16              22,339                    22,881                18,381                  18,603
12/16              24,718                    25,382                19,818                  21,341
06/17              29,345                    30,215                21,669                  24,888
12/17              34,017                    35,116                24,144                  29,298
06/18              42,640                    44,127                24,784                  32,386
12/18              36,133                    37,495                23,086                  29,079
06/19              44,509                    46,374                27,366                  36,930
12/19              43,094                    45,025                30,354                  43,544
06/20              52,820                    55,363                29,419                  49,518
12/20              65,782                    69,115                35,938                  62,368
06/21              75,840                    79,869                41,419                  70,887
12/21              70,019                    73,938                46,257                  83,438
06/22              39,353                    41,670                37,024                  61,041


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

The First Trust Capital Strength ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Capital Strength Index(SM) (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index. The Index seeks to provide exposure to well-capitalized companies with strong market positions that have the potential to provide their stockholders with a greater degree of stability and performance over time. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The Fund's shares are listed for trading on The
Nasdaq Stock Market LLC. The first day of secondary market trading in shares of the Fund was July 11, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                     6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                      Ended       Ended      Ended      Ended       (7/6/06)      Ended      Ended       (7/6/06)
                                     6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                  -16.81%      -6.42%    10.25%      13.45%       9.72%       62.88%     253.11%      340.39%
Market Price                         -16.77%      -6.36%    10.26%      13.45%       9.72%       62.94%     253.30%      340.64%

INDEX PERFORMANCE
The Capital Strength Index(SM)*      -16.57%      -5.88%    10.93%       N/A          N/A        68.00%       N/A          N/A
S&P 500(R) Index                     -19.96%     -10.62%    11.31%      12.96%       9.24%       70.86%     238.16%      310.78%
------------------------------------------------------------------------------------------------------------------------------------


*     On June 4, 2013, the Fund's underlying index changed from the Credit
      Suisse U.S. Value Index, Powered by HOLT(TM) to The Capital Strength
      Index(SM). On June 18, 2010, the Fund's underlying index changed from the
      Deutsche Bank CROCI(R) US+ Index(TM) to the Credit Suisse U.S. Value
      Index, Powered by HOLT(TM). Since the Fund's new underlying index had an inception date of March 20, 2013, it was not in existence for some of the periods disclosed.

(See Notes to Fund Performance Overview on page 18.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Health Care                                    33.1%
Financials                                     21.6
Industrials                                    20.0
Consumer Staples                               13.6
Information Technology                          9.5
Materials                                       2.2
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Merck & Co., Inc.                               2.3%
Progressive (The) Corp.                         2.3
Expeditors International of Washington, Inc.    2.2
W.R. Berkley Corp.                              2.2
Bristol-Myers Squibb Co.                        2.2
Johnson & Johnson                               2.2
PACCAR, Inc.                                    2.2
Vertex Pharmaceuticals, Inc.                    2.2
Mondelez International, Inc., Class A           2.2
Air Products and Chemicals, Inc.                2.2
                                             -------
   Total                                       22.2%
                                             =======

-----------------------------
Nasdaq(R) and The Capital Strength Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The
Fund is not issued, endorsed, sold or promoted by the Corporations. THE
CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS) (CONTINUED)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              DECEMBER 31, 2011 - JUNE 30, 2022

            First Trust Capital        S&P 500(R)
               Strength ETF              Index
12/11             $10,000               $10,000
06/12              10,543                10,949
12/12              11,745                11,600
06/13              13,701                13,203
12/13              15,962                15,356
06/14              16,853                16,452
12/14              18,430                17,459
06/15              18,399                17,674
12/15              18,734                17,701
06/16              19,734                18,381
12/16              20,340                19,818
06/17              22,860                21,669
12/17              25,727                24,144
06/18              25,941                24,784
12/18              24,672                23,086
06/19              29,007                27,366
12/19              31,271                30,354
06/20              30,464                29,420
12/20              35,352                35,942
06/21              39,792                41,421
12/21              44,751                46,257
06/22              37,230                37,024


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

The First Trust Value Line(R) Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index seeks to measure the performance of the securities ranked #1 or #2 according to Value Line Publishing, LLC's proprietary
Value Line(R) Safety(SM) Ranking System that are also still expected to provide above-average dividend yield. The Index is rebalanced and reconstituted monthly, and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The Fund's shares are listed for trading on the
NYSE Arca.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                     6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                      Ended       Ended      Ended      Ended      (8/19/03)      Ended      Ended      (8/19/03)
                                     6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                   -9.00%      -0.65%     8.18%      11.27%       9.49%       48.13%     191.03%      453.53%
Market Price                          -8.95%      -0.55%     8.18%      11.29%       9.50%       48.20%     191.42%      453.95%

INDEX PERFORMANCE
Value Line(R) Dividend Index*         -8.65%       0.12%     9.06%      12.18%        N/A        54.30%     215.55%        N/A
S&P 500(R) Index                     -19.96%     -10.62%    11.31%      12.96%       9.46%       70.86%     238.16%      449.96%
Dow Jones U.S. Select Dividend
   Index(SM)*                         -2.56%       4.18%     9.15%      11.81%        N/A        54.94%     205.47%        N/A
------------------------------------------------------------------------------------------------------------------------------------


      On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) Dividend
      Fund (the "Predecessor FVD Fund," a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at net asset value ("NAV") include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the
      Fund are substantially similar to those of the Predecessor FVD Fund. The inception date of the Index was July 3, 2006. Returns for the Index are
      only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (December 15, 2006) through period end (June 30, 2022)
      were 242.22% and 244.12% at NAV and Market Price, respectively. That compares to an Index return of 287.38% for the same period. The average annual total returns for the period from the reorganization date (December
      15, 2006) through period end (June 30, 2022) were 8.24% and 8.28% at NAV and Market Price, respectively. That compares to an Index return of 9.11%
      for the same period.

      NAV and Market Price returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively. Prior to
      December 15, 2006, NAV and Market Price returns assumed that all distributions were reinvested at prices obtained by the Dividend
      Reinvestment Plan of the Predecessor FVD Fund and the price used to calculate Market Price return was the AMEX (now known as the NYSE
      American) closing market price of the Predecessor FVD Fund.

*     Performance data is not available for all the periods shown in the table because performance data does not exist for the periods shown.

(See Notes to Fund Performance Overview on page 18.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                      20.4%
Industrials                                    16.3
Financials                                     14.3
Consumer Staples                               12.6
Information Technology                         10.6
Health Care                                     8.8
Consumer Discretionary                          5.1
Real Estate                                     4.7
Materials                                       4.2
Communication Services                          2.5
Energy                                          0.5
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Clorox (The) Co.                                0.6%
General Mills, Inc.                             0.6
Pfizer, Inc.                                    0.6
American States Water Co.                       0.6
WEC Energy Group, Inc.                          0.6
Erie Indemnity Co., Class A                     0.6
Ameren Corp.                                    0.5
Kimberly-Clark Corp.                            0.5
Pinnacle West Capital Corp.                     0.5
Exelon Corp.                                    0.5
                                             -------
   Total                                        5.6%
                                             =======

-----------------------------
Value Line(R) and Value Line(R) Dividend Index are trademarks or registered trademarks of Value Line, Inc. ("Value Line") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD) (CONTINUED)


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       DECEMBER 31, 2011 - JUNE 30, 2022

                First Trust
               Value Line(R)           Value Line(R)         S&P 500(R)        Dow Jones U.S. Select
            Dividend Index Fund        Dividend Index          Index            Dividend Index(SM)
12/11             $10,000                 $10,000             $10,000                 $10,000
06/12              10,633                  10,685              10,949                  10,654
12/12              11,117                  11,209              11,600                  11,084
06/13              12,661                  12,822              13,203                  12,619
12/13              14,070                  14,302              15,356                  14,305
06/14              15,269                  15,592              16,452                  15,716
12/14              16,313                  16,722              17,459                  16,502
06/15              15,974                  16,438              17,674                  15,913
12/15              16,517                  17,073              17,701                  16,233
06/16              18,843                  19,562              18,381                  18,757
12/16              19,812                  20,646              19,818                  19,802
06/17              20,890                  21,854              21,669                  21,008
12/17              22,285                  23,397              24,144                  22,859
06/18              22,111                  23,306              24,784                  23,092
12/18              21,512                  22,756              23,088                  21,492
06/19              25,186                  26,760              27,368                  24,424
12/19              27,235                  29,036              30,354                  26,467
06/20              23,276                  24,950              29,420                  20,730
12/20              27,231                  29,326              35,942                  25,258
06/21              31,146                  33,679              41,421                  31,242
12/21              34,001                  36,916              46,253                  33,404
06/22              30,946                  33,715              37,024                  32,546


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2022 (UNAUDITED)

As a shareholder of First Trust Dow Jones Select MicroCap Index Fund, First
Trust Morningstar Dividend Leaders Index Fund, First Trust US Equity
Opportunities ETF, First Trust NYSE(R) Arca(R) Biotechnology Index Fund, First
Trust Dow Jones Internet Index Fund, First Trust Capital Strength ETF or First
Trust Value Line(R) Dividend Index Fund (each a "Fund" and collectively, the
"Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2022      JUNE 30, 2022       PERIOD (a)         PERIOD (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST DOW JONES SELECT MICROCAP INDEX
   FUND (FDM)
Actual                                               $1,000.00           $  829.10            0.60%              $2.72
Hypothetical (5% return before expenses)             $1,000.00           $1,021.82            0.60%              $3.01

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX
   FUND (FDL)
Actual                                               $1,000.00           $1,004.00            0.45%              $2.24
Hypothetical (5% return before expenses)             $1,000.00           $1,022.56            0.45%              $2.26

FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)
Actual                                               $1,000.00           $  672.00            0.58%              $2.40
Hypothetical (5% return before expenses)             $1,000.00           $1,021.92            0.58%              $2.91

FIRST TRUST NYSE(R) ARCA(R) BIOTECHNOLOGY INDEX
   FUND (FBT)
Actual                                               $1,000.00           $  837.30            0.56%              $2.55
Hypothetical (5% return before expenses)             $1,000.00           $1,022.02            0.56%              $2.81

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)
Actual                                               $1,000.00           $  562.00            0.52%              $2.01
Hypothetical (5% return before expenses)             $1,000.00           $1,022.22            0.52%              $2.61

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)
Actual                                               $1,000.00           $  831.90            0.55%              $2.50
Hypothetical (5% return before expenses)             $1,000.00           $1,022.07            0.55%              $2.76


                                                                         Page 19


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JUNE 30, 2022 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2022      JUNE 30, 2022       PERIOD (a)         PERIOD (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
Actual                                               $1,000.00           $  910.00            0.67%              $3.17
Hypothetical (5% return before expenses)             $1,000.00           $1,021.47            0.67%              $3.36


(a)   These expense ratios reflect expense caps for certain Funds. See Note 3 in
      Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1,
      2022 through June 30, 2022), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 0.9%
      16,339 Ducommun, Inc. (a)                $        703,231
      17,648 Vectrus, Inc. (a)                          590,502
                                               ----------------
                                                      1,293,733
                                               ----------------
             AIRLINES -- 0.1%
      47,445 Mesa Air Group, Inc. (a)                   103,905
                                               ----------------
             AUTO COMPONENTS -- 1.2%
      28,503 Motorcar Parts of America,
                Inc. (a)                                373,959
      28,339 Standard Motor Products, Inc.            1,274,972
                                               ----------------
                                                      1,648,931
                                               ----------------
             BANKS -- 24.2%
      28,279 Allegiance Bancshares, Inc.              1,067,815
      35,207 Amerant Bancorp, Inc.                      990,021
      79,076 Banc of California, Inc.                 1,393,319
      23,778 Bank of Marin Bancorp                      755,665
      22,404 Blue Ridge Bankshares, Inc.                343,229
      34,968 Byline Bancorp, Inc.                       832,239
      21,869 Camden National Corp.                      963,330
      27,987 Capstar Financial Holdings, Inc.           549,105
      41,112 Central Pacific Financial Corp.            881,853
      14,614 Central Valley Community
                Bancorp                                 211,903
      22,697 Community Trust Bancorp, Inc.              917,867
      30,569 First Bancshares (The), Inc.               874,274
      16,312 First Financial Corp.                      725,884
      32,436 First of Long Island (The) Corp.           568,603
       9,264 Five Star Bancorp                          244,755
      45,282 Flushing Financial Corp.                   962,695
      14,551 Great Southern Bancorp, Inc.               852,107
      45,462 Hanmi Financial Corp.                    1,020,167
      68,841 HarborOne Bancorp, Inc.                    949,317
      90,186 Heritage Commerce Corp.                    964,088
      52,378 Heritage Financial Corp.                 1,317,831
      27,905 HomeStreet, Inc.                           967,466
      57,866 Horizon Bancorp, Inc.                    1,008,026
      31,407 Independent Bank Corp.                     605,527
      13,060 Investar Holding Corp.                     286,014
      92,795 Lakeland Bancorp, Inc.                   1,356,663
      15,496 Metropolitan Bank Holding
                Corp. (a)                             1,075,732
      19,291 Mid Penn Bancorp, Inc.                     520,278
      30,934 Midland States Bancorp, Inc.               743,653
      15,951 MVB Financial Corp.                        496,236
      17,185 Nicolet Bankshares, Inc. (a)             1,243,163
      10,153 Northeast Bank                             370,889
      32,985 Origin Bancorp, Inc.                     1,279,818
      18,518 PCB Bancorp                                345,916
      36,797 Peoples Bancorp, Inc.                      978,800
      20,317 Preferred Bank                           1,381,962
      23,968 QCR Holdings, Inc.                       1,294,032
      44,157 Univest Financial Corp.                  1,123,354
      25,895 Washington Trust Bancorp, Inc.           1,252,541
                                               ----------------
                                                     33,716,137
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             BIOTECHNOLOGY -- 2.7%
     142,629 Catalyst Pharmaceuticals,
                Inc. (a)                       $        999,829
      36,984 Dyne Therapeutics, Inc. (a)                254,080
      16,675 Eagle Pharmaceuticals, Inc. (a)            740,870
      22,776 Enochian Biosciences,
                Inc. (a) (b)                             43,958
      31,129 KalVista Pharmaceuticals,
                Inc. (a)                                306,309
      55,275 Magenta Therapeutics, Inc. (a)              66,330
      80,907 Ovid therapeutics, Inc. (a)                173,950
     159,316 Tyme Technologies, Inc. (a)                 44,609
      84,293 Vanda Pharmaceuticals, Inc. (a)            918,794
     102,755 Viking Therapeutics, Inc. (a)              296,962
                                               ----------------
                                                      3,845,691
                                               ----------------
             BUILDING PRODUCTS -- 1.9%
      29,007 Insteel Industries, Inc.                   976,666
      49,819 Quanex Building Products Corp.           1,133,382
      31,301 Tecnoglass, Inc. (b)                       549,332
                                               ----------------
                                                      2,659,380
                                               ----------------
             CAPITAL MARKETS -- 1.8%
       4,732 Diamond Hill Investment Group,
                Inc.                                    821,665
      20,469 Greenhill & Co., Inc.                      188,724
      13,215 Oppenheimer Holdings, Inc.,
                Class A                                 436,624
      28,941 Sculptor Capital Management, Inc.          241,657
      34,800 Victory Capital Holdings, Inc.,
                Class A                                 838,680
                                               ----------------
                                                      2,527,350
                                               ----------------
             CHEMICALS -- 3.1%
      41,934 AdvanSix, Inc.                           1,402,273
      40,001 American Vanguard Corp.                    894,022
      28,043 Hawkins, Inc.                            1,010,389
      31,549 Koppers Holdings, Inc.                     714,270
      38,390 Tredegar Corp.                             383,900
                                               ----------------
                                                      4,404,854
                                               ----------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 3.2%
     144,720 ACCO Brands Corp.                          945,022
      38,617 Ennis, Inc.                                781,222
     185,172 GEO Group (The), Inc. (a)                1,222,135
      88,735 Interface, Inc.                          1,112,737
      54,666 Kimball International, Inc.,
                Class B                                 419,288
                                               ----------------
                                                      4,480,404
                                               ----------------
             COMMUNICATIONS EQUIPMENT
                -- 2.2%
      14,163 Aviat Networks, Inc. (a)                   354,641
      57,618 Casa Systems, Inc. (a) (b)                 226,439
      17,057 Clearfield, Inc. (a)                     1,056,681
      52,383 Digi International, Inc. (a)             1,268,716
      51,508 EMCORE Corp. (a)                           158,130
                                               ----------------
                                                      3,064,607
                                               ----------------

                        See Notes to Financial Statements                Page 21


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CONSTRUCTION & ENGINEERING
                -- 1.9%
      22,159 Argan, Inc.                       $        826,974
      43,985 Infrastructure and Energy
                Alternatives, Inc. (a)                  353,200
      45,157 Sterling Infrastructure, Inc. (a)          989,841
      62,647 Tutor Perini Corp. (a)                     550,041
                                               ----------------
                                                      2,720,056
                                               ----------------
             CONSUMER FINANCE -- 0.7%
       8,011 Atlanticus Holdings Corp. (a)              281,747
      31,307 Curo Group Holdings Corp.                  173,127
      13,421 Regional Management Corp.                  501,543
                                               ----------------
                                                        956,417
                                               ----------------
             CONTAINERS & PACKAGING -- 0.9%
      54,232 Myers Industries, Inc.                   1,232,693
                                               ----------------
             DISTRIBUTORS -- 0.6%
      40,563 Funko, Inc., Class A (a)                   905,366
                                               ----------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.9%
     102,629 Perdoceo Education Corp. (a)             1,208,970
                                               ----------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.6%
      25,084 A-Mark Precious Metals, Inc.               808,959
                                               ----------------
             ELECTRICAL EQUIPMENT -- 0.4%
      82,452 Babcock & Wilcox Enterprises,
                Inc. (a)                                497,186
                                               ----------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.8%
      52,424 Benchmark Electronics, Inc.              1,182,686
      37,080 Kimball Electronics, Inc. (a)              745,308
      18,832 Vishay Precision Group, Inc. (a)           548,576
                                               ----------------
                                                      2,476,570
                                               ----------------
             ENTERTAINMENT -- 0.4%
      36,799 Sciplay Corp., Class A (a)                 514,082
                                               ----------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 4.9%
      41,889 Bluerock Residential Growth
                REIT, Inc.                            1,101,262
      64,990 City Office REIT, Inc.                     841,620
       9,003 CTO Realty Growth, Inc.                    550,263
      47,066 Farmland Partners, Inc.                    649,511
     138,528 Franklin Street Properties Corp.           577,662
      24,273 One Liberty Properties, Inc.               630,613
      59,865 Plymouth Industrial REIT, Inc.           1,050,032
      45,004 Urstadt Biddle Properties, Inc.,
                Class A                                 729,065
      68,935 Whitestone REIT                            741,051
                                               ----------------
                                                      6,871,079
                                               ----------------
             FOOD & STAPLES RETAILING -- 3.6%
      46,947 Andersons (The), Inc.                    1,548,782
      21,420 Ingles Markets, Inc., Class A            1,858,185
      53,938 SpartanNash Co.                          1,627,309
                                               ----------------
                                                      5,034,276
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             FOOD PRODUCTS -- 0.9%
       6,547 Alico, Inc.                       $        233,270
      13,323 John B Sanfilippo & Son, Inc.              965,784
                                               ----------------
                                                      1,199,054
                                               ----------------
             HEALTH CARE EQUIPMENT
                & SUPPLIES -- 1.8%
      32,046 Bioventus, Inc., Class A (a)               218,554
      47,673 Co-Diagnostics, Inc. (a) (b)               267,445
      65,021 Meridian Bioscience, Inc. (a)            1,977,939
                                               ----------------
                                                      2,463,938
                                               ----------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 1.0%
      53,030 Cross Country Healthcare, Inc. (a)       1,104,615
      27,277 InfuSystem Holdings, Inc. (a)              262,677
                                               ----------------
                                                      1,367,292
                                               ----------------
             HEALTH CARE TECHNOLOGY -- 0.5%
      22,031 Computer Programs and Systems,
                Inc. (a)                                704,331
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.0%
      28,259 Chuy's Holdings, Inc. (a)                  562,919
      29,066 El Pollo Loco Holdings, Inc. (a)           286,010
      11,804 RCI Hospitality Holdings, Inc.             570,841
                                               ----------------
                                                      1,419,770
                                               ----------------
             HOUSEHOLD DURABLES -- 2.4%
      44,124 Beazer Homes USA, Inc. (a)                 532,577
      64,900 Cricut, Inc., Class A (a) (b)              398,486
      27,056 Dream Finders Homes, Inc.,
                Class A (a) (b)                         287,876
      32,873 Ethan Allen Interiors, Inc.                664,363
       7,720 Flexsteel Industries, Inc. (b)             138,960
       7,123 Hovnanian Enterprises, Inc.,
                Class A (a)                             304,793
      20,086 Lovesac (The) Co. (a)                      552,365
      18,846 Universal Electronics, Inc. (a)            481,892
                                               ----------------
                                                      3,361,312
                                               ----------------
             HOUSEHOLD PRODUCTS -- 0.4%
      14,547 Central Garden & Pet Co. (a)               617,084
                                               ----------------
             INSURANCE -- 1.2%
       3,384 National Western Life Group,
                Inc., Class A                           685,937
      32,807 Tiptree, Inc.                              348,410
      26,736 Trean Insurance Group, Inc. (a)            166,565
      41,559 Universal Insurance Holdings,
                Inc.                                    541,514
                                               ----------------
                                                      1,742,426
                                               ----------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 1.0%
      19,492 Duluth Holdings, Inc.,
                Class B (a)                             185,953
      39,813 Liquidity Services, Inc. (a)               535,087
      31,303 PetMed Express, Inc. (b)                   622,930
                                               ----------------
                                                      1,343,970
                                               ----------------

Page 22                 See Notes to Financial Statements


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES -- 1.4%
      17,114 Cass Information Systems, Inc.    $        578,453
      51,940 Information Services Group, Inc.           351,114
      49,333 International Money Express,
                Inc. (a)                              1,009,847
                                               ----------------
                                                      1,939,414
                                               ----------------
             LEISURE PRODUCTS -- 0.5%
      19,923 American Outdoor Brands, Inc. (a)          189,468
      26,925 MasterCraft Boat Holdings,
                Inc. (a)                                566,771
                                               ----------------
                                                        756,239
                                               ----------------
             MACHINERY -- 1.9%
      30,552 Blue Bird Corp. (a)                        281,384
      33,888 Gorman-Rupp (The) Co.                      959,030
      14,680 Hyster-Yale Materials Handling,
                Inc.                                    472,990
      73,165 Wabash National Corp.                      993,581
                                               ----------------
                                                      2,706,985
                                               ----------------
             MARINE -- 0.1%
      36,384 Pangaea Logistics Solutions Ltd.           184,831
                                               ----------------
             MEDIA -- 0.3%
      91,690 Entravision Communications
                Corp., Class A                          418,106
                                               ----------------
             METALS & MINING -- 0.3%
      13,947 Olympic Steel, Inc.                        359,135
                                               ----------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 3.3%
      70,785 Ares Commercial Real Estate
                Corp.                                   865,701
      84,575 Ellington Financial, Inc.                1,240,715
     124,881 Franklin BSP Realty Trust,
                Inc. (b)                              1,683,396
      80,362 Granite Point Mortgage Trust,
                Inc.                                    769,064
                                               ----------------
                                                      4,558,876
                                               ----------------
             MULTI-UTILITIES -- 1.0%
      23,922 Unitil Corp.                             1,404,700
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 4.4%
      47,793 CONSOL Energy, Inc. (a)                  2,360,018
      41,327 Dorian LPG Ltd.                            628,170
      28,196 Kinetik Holdings, Inc. (b)                 962,612
      40,101 NextDecade Corp. (a) (b)                   178,049
       7,774 REX American Resources
                Corp. (a)                               659,235
     422,305 Uranium Energy Corp. (a) (b)             1,300,699
                                               ----------------
                                                      6,088,783
                                               ----------------
             PAPER & FOREST PRODUCTS -- 1.0%
      66,730 Glatfelter Corp.                           459,102
      68,756 Resolute Forest Products,
                Inc. (a)                                877,327
                                               ----------------
                                                      1,336,429
                                               ----------------
             PHARMACEUTICALS -- 1.3%
      50,693 Collegium Pharmaceutical,
                Inc. (a)                                898,280
      36,301 Harrow Health, Inc. (a) (b)                264,271

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             PHARMACEUTICALS (CONTINUED)
      30,347 Phibro Animal Health Corp.,
                Class A                        $        580,538
      11,223 Rain Therapeutics, Inc. (a)                 62,400
                                               ----------------
                                                      1,805,489
                                               ----------------
             PROFESSIONAL SERVICES -- 2.7%
      10,923 Barrett Business Services, Inc.            795,959
      11,000 CRA International, Inc.                    982,520
      51,571 Kelly Services, Inc., Class A            1,022,653
      46,434 Resources Connection, Inc.                 945,861
                                               ----------------
                                                      3,746,993
                                               ----------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 1.0%
       2,169 American Realty Investors,
                Inc. (a)                                 30,778
      28,749 RE/MAX Holdings, Inc., Class A             704,925
      23,131 RMR Group (The), Inc., Class A             655,764
                                               ----------------
                                                      1,391,467
                                               ----------------
             ROAD & RAIL -- 0.5%
      89,950 Daseke, Inc. (a)                           574,781
      37,461 US Xpress Enterprises, Inc.,
                Class A (a)                             100,395
                                               ----------------
                                                        675,176
                                               ----------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.6%
      32,312 Alpha & Omega Semiconductor
                Ltd. (a)                              1,077,282
      59,605 AXT, Inc. (a)                              349,285
      11,046 CyberOptics Corp. (a)                      385,947
      92,109 Photronics, Inc. (a)                     1,794,284
                                               ----------------
                                                      3,606,798
                                               ----------------
             SOFTWARE -- 1.1%
      45,475 ChannelAdvisor Corp. (a)                   663,025
       9,260 CoreCard Corp. (a) (b)                     226,037
      31,956 eGain Corp. (a)                            311,571
      46,755 Rimini Street, Inc. (a)                    280,997
      20,997 Viant Technology, Inc.,
                Class A (a)                             106,665
                                               ----------------
                                                      1,588,295
                                               ----------------
             SPECIALTY RETAIL -- 2.4%
      31,316 Big 5 Sporting Goods Corp. (b)             351,052
      12,936 Citi Trends, Inc. (a)                      305,936
      23,072 Conn's, Inc. (a)                           185,038
      20,709 Haverty Furniture Cos., Inc.               480,035
      16,383 JOANN, Inc. (b)                            126,968
      14,079 Lazydays Holdings, Inc. (a) (b)            165,851
      17,292 OneWater Marine, Inc.,
                Class A (a)                             571,501
      25,522 Shoe Carnival, Inc.                        551,530
      65,476 Sportsman's Warehouse Holdings,
                Inc. (a)                                627,915
                                               ----------------
                                                      3,365,826
                                               ----------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 0.2%
      24,589 Turtle Beach Corp. (a)                     300,723
                                               ----------------

                        See Notes to Financial Statements                Page 23


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TEXTILES, APPAREL & LUXURY
                GOODS -- 1.0%
      11,364 Lakeland Industries, Inc. (a)     $        174,551
      24,031 Movado Group, Inc.                         743,279
      10,258 Rocky Brands, Inc.                         350,618
      36,309 Vera Bradley, Inc. (a)                     157,581
                                               ----------------
                                                      1,426,029
                                               ----------------
             THRIFTS & MORTGAGE FINANCE
                -- 3.1%
      13,824 Federal Agricultural Mortgage
                Corp., Class C                        1,349,913
      32,549 Finance Of America Cos., Inc.,
                Class A (a)                              51,102
     105,080 Kearny Financial Corp.                   1,167,439
      64,208 Northfield Bancorp, Inc.                   836,630
      28,646 TrustCo Bank Corp.                         883,443
                                               ----------------
                                                      4,288,527
                                               ----------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.6%
      14,412 BlueLinx Holdings, Inc. (a)                962,866
      29,974 Titan Machinery, Inc. (a)                  671,717
      10,437 Transcat, Inc. (a)                         592,926
                                               ----------------
                                                      2,227,509
                                               ----------------
             TOTAL COMMON STOCKS
                -- 99.9%                            139,366,153
             (Cost $150,359,938)               ----------------

             MONEY MARKET FUNDS -- 2.1%
   2,943,019 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.39% (c) (d)                         2,943,019
             (Cost $2,943,019)                 ----------------

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
---------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.0%
$  2,767,855 BNP Paribas S.A., 1.44% (c),
                dated 06/30/22, due 07/01/22,
                with a maturity value of
                $2,767,966. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.25%, due 05/31/28.
                The value of the collateral
                including accrued interest is
                $2,829,027. (d)                       2,767,855
             (Cost $2,767,855)                 ----------------

             TOTAL INVESTMENTS -- 104.0%            145,077,027
             (Cost $156,070,812)
             NET OTHER ASSETS AND
                LIABILITIES -- (4.0)%                (5,509,808)
                                               ----------------
             NET ASSETS -- 100.0%              $    139,567,219
                                               ================

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,549,225 and the total value of the collateral held by the Fund is $5,710,874.

(c)   Rate shown reflects yield as of June 30, 2022.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      5,549,225
Non-cash Collateral(2)                               (5,549,225)
                                               ----------------
Net Amount                                     $             --
                                               ================

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $      2,767,855
Non-cash Collateral(4)                               (2,767,855)
                                               ----------------
Net Amount                                     $             --
                                               ================

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 24                 See Notes to Financial Statements


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2          LEVEL 3
                                                       TOTAL            LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE      UNOBSERVABLE
                                                     6/30/2022           PRICES           INPUTS           INPUTS
                                                  --------------------------------------------------------------------
Common Stocks*..................................  $    139,366,153  $    139,366,153  $            --  $            --
Money Market Funds..............................         2,943,019         2,943,019               --               --
Repurchase Agreements...........................         2,767,855                --        2,767,855               --
                                                  --------------------------------------------------------------------
Total Investments...............................  $    145,077,027  $    142,309,172  $     2,767,855  $            --
                                                  ====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 25


FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.5%
             AIR FREIGHT & LOGISTICS -- 3.6%
     571,812 United Parcel Service, Inc.,
                Class B                        $    104,378,562
                                               ----------------
             BANKS -- 11.6%
     134,474 Associated Banc-Corp.                    2,455,495
      33,329 Bank of Hawaii Corp.                     2,479,678
     143,586 Cadence Bank                             3,371,399
      56,477 Cathay General Bancorp                   2,211,074
   1,822,507 Citigroup, Inc.                         83,817,097
     442,458 Citizens Financial Group, Inc.          15,791,326
      71,214 Columbia Banking System, Inc.            2,040,281
     316,958 F.N.B. Corp.                             3,442,164
      97,212 First Financial Bancorp                  1,885,913
     120,010 First Hawaiian, Inc.                     2,725,427
      81,910 First Interstate BancSystem,
                Inc., Class A                         3,121,590
     144,877 Fulton Financial Corp.                   2,093,473
   1,526,029 Huntington Bancshares, Inc.             18,358,129
     867,981 KeyCorp                                 14,955,313
     242,345 Old National Bancorp                     3,584,282
     343,318 PNC Financial Services Group
                (The), Inc.                          54,165,281
   1,209,392 Truist Financial Corp.                  57,361,463
   1,109,410 U.S. Bancorp                            51,055,048
     238,643 Umpqua Holdings Corp.                    4,002,043
     123,632 United Bankshares, Inc.                  4,335,774
     357,348 Valley National Bancorp                  3,719,993
      58,629 WesBanco, Inc.                           1,859,126
                                               ----------------
                                                    338,831,369
                                               ----------------
             BIOTECHNOLOGY -- 11.0%
   1,546,254 AbbVie, Inc.                           236,824,263
   1,359,018 Gilead Sciences, Inc.                   84,000,902
                                               ----------------
                                                    320,825,165
                                               ----------------
             CAPITAL MARKETS -- 4.2%
     130,574 Ares Management Corp., Class A           7,424,438
     121,059 Artisan Partners Asset
                Management, Inc., Class A             4,306,068
     739,463 Blackstone, Inc.                        67,461,209
     108,362 Carlyle Group (The), Inc.                3,430,741
     291,738 Franklin Resources, Inc.                 6,800,413
     170,361 Jefferies Financial Group, Inc.          4,705,371
      75,346 Moelis & Co., Class A                    2,964,865
     206,734 T. Rowe Price Group, Inc.               23,487,050
      77,305 Virtu Financial, Inc., Class A           1,809,710
                                               ----------------
                                                    122,389,865
                                               ----------------
             CHEMICALS -- 0.7%
     250,109 LyondellBasell Industries N.V.,
                Class A                              21,874,533
                                               ----------------
             COMMUNICATIONS EQUIPMENT
                -- 4.8%
   3,303,196 Cisco Systems, Inc.                    140,848,277
                                               ----------------
             CONSUMER FINANCE -- 0.1%
     150,244 Navient Corp.                            2,101,914
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             CONTAINERS & PACKAGING -- 0.6%
     350,711 International Paper Co.           $     14,670,241
      75,517 Sonoco Products Co.                      4,307,490
                                               ----------------
                                                     18,977,731
                                               ----------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 8.4%
   4,825,199 Verizon Communications, Inc.           244,878,849
                                               ----------------
             ELECTRIC UTILITIES -- 7.4%
      54,659 ALLETE, Inc.                             3,212,856
      61,200 Avangrid, Inc.                           2,822,544
     634,855 Duke Energy Corp.                       68,062,804
     356,120 Edison International                    22,521,029
     158,871 Entergy Corp.                           17,895,229
     497,556 FirstEnergy Corp.                       19,101,175
     187,748 OGE Energy Corp.                         7,239,563
     119,080 Pinnacle West Capital Corp.              8,707,130
      71,720 Portland General Electric Co.            3,466,228
     893,994 Southern (The) Co.                      63,750,712
                                               ----------------
                                                    216,779,270
                                               ----------------
             FOOD & STAPLES RETAILING -- 1.0%
     743,575 Walgreens Boots Alliance, Inc.          28,181,493
                                               ----------------
             FOOD PRODUCTS -- 1.0%
     424,947 Conagra Brands, Inc.                    14,550,185
     199,220 Kellogg Co.                             14,212,355
                                               ----------------
                                                     28,762,540
                                               ----------------
             GAS UTILITIES -- 0.2%
      93,108 South Jersey Industries, Inc.            3,178,707
      42,208 Spire, Inc.                              3,139,009
                                               ----------------
                                                      6,317,716
                                               ----------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 0.4%
     235,126 Cardinal Health, Inc.                   12,290,036
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 0.5%
      29,705 Cracker Barrel Old Country Store,
                Inc.                                  2,480,070
     104,580 Darden Restaurants, Inc.                11,830,090
                                               ----------------
                                                     14,310,160
                                               ----------------
             HOUSEHOLD DURABLES -- 0.8%
     133,600 Leggett & Platt, Inc.                    4,619,888
      70,814 M.D.C. Holdings, Inc.                    2,288,000
     391,745 Newell Brands, Inc.                      7,458,825
      56,138 Whirlpool Corp.                          8,694,092
                                               ----------------
                                                     23,060,805
                                               ----------------
             HOUSEHOLD PRODUCTS -- 1.3%
      61,208 Energizer Holdings, Inc.                 1,735,247
     276,477 Kimberly-Clark Corp.                    37,365,866
                                               ----------------
                                                     39,101,113
                                               ----------------
             INDUSTRIAL CONGLOMERATES -- 2.4%
     541,735 3M Co.                                  70,105,926
                                               ----------------

Page 26                 See Notes to Financial Statements


FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE -- 2.5%
      22,033 CNA Financial Corp.               $        989,282
     276,593 Fidelity National Financial, Inc.       10,222,877
      87,610 First American Financial Corp.           4,636,321
     258,412 Old Republic International Corp.         5,778,092
     200,988 Principal Financial Group, Inc.         13,423,989
     399,636 Prudential Financial, Inc.              38,237,172
                                               ----------------
                                                     73,287,733
                                               ----------------
             IT SERVICES -- 5.0%
     972,785 International Business Machines
                Corp.                               137,347,514
     485,142 Western Union (The) Co.                  7,990,289
                                               ----------------
                                                    145,337,803
                                               ----------------
             MACHINERY -- 0.1%
      66,159 Trinity Industries, Inc.                 1,602,371
                                               ----------------
             MEDIA -- 0.7%
     343,684 Interpublic Group of (The) Cos.,
                Inc.                                  9,461,621
     189,399 Omnicom Group, Inc.                     12,047,670
                                               ----------------
                                                     21,509,291
                                               ----------------
             MULTI-UTILITIES -- 0.2%
      67,537 Avista Corp.                             2,938,535
      52,046 NorthWestern Corp.                       3,067,071
                                               ----------------
                                                      6,005,606
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 18.1%
     747,955 Devon Energy Corp.                      41,219,800
   3,049,094 Exxon Mobil Corp.                      261,124,410
   2,522,617 Kinder Morgan, Inc.                     42,279,061
     563,589 ONEOK, Inc.                             31,279,190
     381,058 Phillips 66                             31,242,945
     546,437 Pioneer Natural Resources Co.          121,899,166
                                               ----------------
                                                    529,044,572
                                               ----------------
             PERSONAL PRODUCTS -- 0.1%
       9,334 Medifast, Inc.                           1,684,880
                                               ----------------
             SPECIALTY RETAIL -- 0.7%
     198,566 American Eagle Outfitters, Inc.          2,219,968
     228,741 Best Buy Co., Inc.                      14,911,626

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             SPECIALTY RETAIL (CONTINUED)
     100,732 Foot Locker, Inc.                 $      2,543,483
                                               ----------------
                                                     19,675,077
                                               ----------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 0.5%
     155,954 Seagate Technology Holdings PLC         11,141,354
     149,133 Xerox Holdings Corp.                     2,214,625
                                               ----------------
                                                     13,355,979
                                               ----------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.7%
      38,246 Carter's, Inc.                           2,695,578
     423,889 Hanesbrands, Inc.                        4,361,818
     300,008 VF Corp.                                13,251,353
                                               ----------------
                                                     20,308,749
                                               ----------------
             THRIFTS & MORTGAGE FINANCE
                -- 0.3%
     760,785 New York Community Bancorp,
                Inc.                                  6,945,967
     155,975 Radian Group, Inc.                       3,064,909
                                               ----------------
                                                     10,010,876
                                               ----------------
             TOBACCO -- 10.2%
   3,069,552 Altria Group, Inc.                     128,215,187
   1,732,243 Philip Morris International, Inc.      171,041,674
                                               ----------------
                                                    299,256,861
                                               ----------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.4%
      38,637 MSC Industrial Direct Co., Inc.,
                Class A                               2,902,025
      65,465 Triton International Ltd.                3,446,732
      26,387 Watsco, Inc.                             6,301,744
                                               ----------------
                                                     12,650,501
                                               ----------------
             TOTAL INVESTMENTS -- 99.5%           2,907,745,623
             (Cost $2,840,083,653)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.5%                  14,213,979
                                               ----------------
             NET ASSETS -- 100.0%              $  2,921,959,602
                                               ================

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2          LEVEL 3
                                                       TOTAL            LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE      UNOBSERVABLE
                                                     6/30/2022           PRICES           INPUTS           INPUTS
                                                  --------------------------------------------------------------------
Common Stocks*..................................  $  2,907,745,623  $  2,907,745,623  $            --  $            --
                                                  ====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 27


FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 4.6%
     187,318 General Dynamics Corp.            $     41,444,107
     127,216 Parsons Corp. (a)                        5,142,071
                                               ----------------
                                                     46,586,178
                                               ----------------
             AUTOMOBILES -- 0.9%
     331,371 Rivian Automotive, Inc.,
                Class A (a)                           8,529,490
                                               ----------------
             BEVERAGES -- 3.5%
     211,863 Duckhorn Portfolio (The),
                Inc. (a)                              4,461,835
     869,858 Keurig Dr Pepper, Inc.                  30,784,274
                                               ----------------
                                                     35,246,109
                                               ----------------
             BIOTECHNOLOGY -- 3.4%
      36,374 Cerevel Therapeutics Holdings,
                Inc. (a)                                961,729
      69,561 Ionis Pharmaceuticals, Inc. (a)          2,575,148
      75,658 Legend Biotech Corp., ADR (a)            4,161,190
     111,110 United Therapeutics Corp. (a)           26,181,960
                                               ----------------
                                                     33,880,027
                                               ----------------
             BUILDING PRODUCTS -- 0.7%
     208,058 Carrier Global Corp.                     7,419,348
                                               ----------------
             CAPITAL MARKETS -- 3.2%
      81,686 Coinbase Global, Inc.,
                Class A (a) (b)                       3,840,876
     290,350 Owl Rock Capital Corp. (b)               3,580,016
     113,585 TPG, Inc.                                2,715,817
     316,317 Tradeweb Markets, Inc., Class A         21,588,635
                                               ----------------
                                                     31,725,344
                                               ----------------
             CHEMICALS -- 7.9%
   1,022,968 Corteva, Inc.                           55,383,487
     198,795 Diversey Holdings Ltd. (a)               1,312,047
     312,531 Dow, Inc.                               16,129,725
     277,710 Livent Corp. (a)                         6,301,240
                                               ----------------
                                                     79,126,499
                                               ----------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 2.1%
      41,086 Driven Brands Holdings, Inc. (a)         1,131,508
     154,963 Republic Services, Inc.                 20,280,008
                                               ----------------
                                                     21,411,516
                                               ----------------
             COMMUNICATIONS EQUIPMENT
                -- 0.1%
      16,925 Lumentum Holdings, Inc. (a)              1,344,184
                                               ----------------
             CONSTRUCTION & ENGINEERING
                -- 0.2%
      54,580 WillScot Mobile Mini Holdings
                Corp. (a)                             1,769,484
                                               ----------------
             DIVERSIFIED CONSUMER SERVICES
                -- 1.5%
      72,042 Duolingo, Inc. (a) (b)                   6,307,277
     223,501 Terminix Global Holdings,
                Inc. (a)                              9,085,316
                                               ----------------
                                                     15,392,593
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             ELECTRIC UTILITIES -- 2.4%
     160,249 Constellation Energy Corp.        $      9,175,857
     225,147 Evergy, Inc.                            14,690,842
                                               ----------------
                                                     23,866,699
                                               ----------------
             ELECTRICAL EQUIPMENT -- 0.4%
      52,875 Atkore, Inc. (a)                         4,389,154
                                               ----------------
             ENERGY EQUIPMENT & SERVICES
                -- 1.1%
     374,178 ChampionX Corp.                          7,427,433
     174,603 ProFrac Holding Corp.,
                Class A (a) (b)                       3,196,981
                                               ----------------
                                                     10,624,414
                                               ----------------
             ENTERTAINMENT -- 0.7%
     145,499 ROBLOX Corp., Class A (a)                4,781,097
     178,578 Warner Bros Discovery, Inc. (a)          2,396,517
                                               ----------------
                                                      7,177,614
                                               ----------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 0.5%
     157,520 Phillips Edison & Co., Inc.              5,262,743
                                               ----------------
             FOOD & STAPLES RETAILING -- 2.7%
     746,942 Albertsons Cos., Inc., Class A          19,958,290
     177,277 Grocery Outlet Holding Corp. (a)         7,557,319
                                               ----------------
                                                     27,515,609
                                               ----------------
             FOOD PRODUCTS -- 0.7%
     101,758 Hostess Brands, Inc. (a)                 2,158,287
     123,095 Simply Good Foods (The) Co. (a)          4,649,298
                                               ----------------
                                                      6,807,585
                                               ----------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 5.6%
     210,365 Alcon, Inc. (b)                         14,702,410
      57,726 Axonics, Inc. (a)                        3,271,332
     429,242 Bausch + Lomb Corp. (a) (b)              6,541,648
     299,153 Envista Holdings Corp. (a)              11,529,357
      14,837 Establishment Labs Holdings,
                Inc. (a)                                806,836
      13,031 Inari Medical, Inc. (a)                    885,978
      54,175 PROCEPT BioRobotics Corp. (a)            1,770,981
      87,791 Shockwave Medical, Inc. (a)             16,783,005
                                               ----------------
                                                     56,291,547
                                               ----------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 1.3%
     155,204 HealthEquity, Inc. (a)                   9,527,974
     133,208 Privia Health Group, Inc. (a)            3,879,017
                                               ----------------
                                                     13,406,991
                                               ----------------
             HEALTH CARE TECHNOLOGY -- 1.1%
     390,666 Change Healthcare, Inc. (a)              9,008,758
      47,367 Doximity, Inc., Class A (a) (b)          1,649,319
                                               ----------------
                                                     10,658,077
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 2.8%
     316,738 Airbnb, Inc., Class A (a)               28,215,021
                                               ----------------

Page 28                 See Notes to Financial Statements


FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE -- 3.5%
      21,632 Markel Corp. (a)                  $     27,975,584
     190,729 Ryan Specialty Holdings, Inc. (a)        7,474,670
                                               ----------------
                                                     35,450,254
                                               ----------------
             INTERACTIVE MEDIA & SERVICES
                -- 2.0%
     577,209 Bumble, Inc., Class A (a) (b)           16,248,433
      98,944 ZoomInfo Technologies, Inc. (a)          3,288,899
                                               ----------------
                                                     19,537,332
                                               ----------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 0.6%
      97,493 DoorDash, Inc., Class A (a)              6,256,126
                                               ----------------
             IT SERVICES -- 5.5%
     213,580 Block, Inc. (a)                         13,126,627
      26,015 DigitalOcean Holdings,
                Inc. (a) (b)                          1,075,980
     424,368 DXC Technology Co. (a)                  12,862,594
     267,083 Marqeta, Inc., Class A (a)               2,166,043
      45,944 MongoDB, Inc. (a)                       11,922,468
     420,004 Switch, Inc., Class A                   14,070,134
                                               ----------------
                                                     55,223,846
                                               ----------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.0%
     206,421 Avantor, Inc. (a)                        6,419,693
     173,424 Sotera Health Co. (a)                    3,397,376
                                               ----------------
                                                      9,817,069
                                               ----------------
             MACHINERY -- 1.9%
      51,913 Cummins, Inc.                           10,046,723
      35,179 Hillenbrand, Inc.                        1,440,932
     103,704 Otis Worldwide Corp.                     7,328,761
                                               ----------------
                                                     18,816,416
                                               ----------------
             MEDIA -- 0.3%
      70,414 Gray Television, Inc.                    1,189,293
     107,678 WideOpenWest, Inc. (a)                   1,960,816
                                               ----------------
                                                      3,150,109
                                               ----------------
             MULTI-UTILITIES -- 1.7%
     115,640 Sempra Energy                           17,377,223
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 6.6%
     124,671 Cheniere Energy, Inc.                   16,584,983
     132,790 Excelerate Energy, Inc.,
                Class A (a) (b)                       2,645,177
      64,205 HighPeak Energy, Inc. (b)                1,644,932
     269,936 Magnolia Oil & Gas Corp.,
                Class A                               5,665,956
      50,909 New Fortress Energy, Inc.                2,014,469
     118,697 Pioneer Natural Resources Co.           26,478,927
     463,233 Range Resources Corp. (a)               11,465,017
                                               ----------------
                                                     66,499,461
                                               ----------------
             PERSONAL PRODUCTS -- 0.6%
     250,853 BellRing Brands, Inc. (a)                6,243,731
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             PHARMACEUTICALS -- 4.9%
      69,918 Eli Lilly & Co.                   $     22,669,513
      72,416 Harmony Biosciences Holdings,
                Inc. (a)                              3,531,729
     497,700 Organon & Co.                           16,797,375
     148,929 Royalty Pharma PLC, Class A              6,260,975
                                               ----------------
                                                     49,259,592
                                               ----------------
             PROFESSIONAL SERVICES -- 1.2%
      94,650 Jacobs Engineering Group, Inc.          12,032,854
                                               ----------------
             ROAD & RAIL -- 2.0%
     963,297 Uber Technologies, Inc. (a)             19,709,057
                                               ----------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 5.4%
     178,203 Credo Technology Group Holding
                Ltd. (a) (b)                          2,081,411
     625,393 Marvell Technology, Inc.                27,223,357
     479,591 ON Semiconductor Corp. (a)              24,128,223
       5,161 SiTime Corp. (a)                           841,398
                                               ----------------
                                                     54,274,389
                                               ----------------
             SOFTWARE -- 9.9%
      25,576 Bill.com Holdings, Inc. (a)              2,811,826
     313,075 Crowdstrike Holdings, Inc.,
                Class A (a)                          52,771,922
      77,269 Datadog, Inc., Class A (a)               7,359,100
      72,456 Gitlab, Inc., Class A (a)                3,850,312
     122,028 Salesforce, Inc. (a)                    20,139,501
      13,353 Sprout Social, Inc., Class A (a)           775,409
      40,686 Tenable Holdings, Inc. (a)               1,847,551
      47,592 Verint Systems, Inc. (a)                 2,015,521
      73,186 Zoom Video Communications,
                Inc., Class A (a)                     7,901,892
                                               ----------------
                                                     99,473,034
                                               ----------------
             SPECIALTY RETAIL -- 0.3%
      62,617 Academy Sports & Outdoors, Inc.          2,225,408
     194,855 EVgo, Inc. (a) (b)                       1,171,079
                                               ----------------
                                                      3,396,487
                                               ----------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 1.7%
     362,779 Dell Technologies, Inc., Class C        16,764,018
                                               ----------------
             THRIFTS & MORTGAGE FINANCE
                -- 0.6%
     299,565 Enact Holdings, Inc. (b)                 6,434,656
                                               ----------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 2.9%
     215,236 T-Mobile US, Inc. (a)                   28,957,851
                                               ----------------
             TOTAL COMMON STOCKS
                -- 100.0%                         1,005,319,731
             (Cost $1,088,840,406)             ----------------

                        See Notes to Financial Statements                Page 29


FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
---------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.7%
$ 13,000,000 Citigroup, Inc., 1.50% (c), dated
                06/30/22, due 07/01/22, with a
                maturity value of $13,000,542.
                Collateralized by U.S.
                Treasury Securities, interest
                rates of 0.75% to 3.88%, due
                11/15/24 to 04/15/29. The
                value of the collateral
                including accrued interest
                is $13,260,000. (d)            $     13,000,000
  13,000,000 Daiwa Capital Markets America,
                Inc., 1.49% (c), dated
                06/30/22, due 07/01/22, with
                a maturity value of
                $13,000,538. Collateralized by
                U.S. Treasury Securities,
                interest rates of 0.00% to
                7.63%, due 07/26/22 to
                02/15/50. The value of the
                collateral including accrued
                interest is $13,260,002. (d)         13,000,000
   1,242,110 JPMorgan Chase & Co., 1.48% (c),
                dated 06/30/22, due 07/01/22,
                with a maturity value of
                $1,242,161. Collateralized by
                U.S. Treasury Securities,
                interest rates of 2.88% to
                3.38%, due 05/15/44 to
                05/15/49. The value of the
                collateral including accrued
                interest is $1,266,952. (d)           1,242,110
                                               ----------------
             TOTAL REPURCHASE AGREEMENTS
                -- 2.7%                              27,242,110
             (Cost $27,242,110)                ----------------

             TOTAL INVESTMENTS -- 102.7%          1,032,561,841
             (Cost $1,116,082,516)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.7)%               (26,760,481)
                                               ----------------
             NET ASSETS -- 100.0%              $  1,005,801,360
                                               ================

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $26,009,137 and the total value of the collateral held by the Fund is $27,242,110.

(c)   Rate shown reflects yield as of June 30, 2022.

(d)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     26,009,137
Non-cash Collateral(2)                              (26,009,137)
                                               ----------------
Net Amount                                     $             --
                                               ================

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     27,242,110
Non-cash Collateral(4)                              (27,242,110)
                                               ----------------
Net Amount                                     $             --
                                               ================

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 30                 See Notes to Financial Statements


FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2          LEVEL 3
                                                       TOTAL            LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE      UNOBSERVABLE
                                                     6/30/2022           PRICES           INPUTS           INPUTS
                                                  --------------------------------------------------------------------
Common Stocks*..................................  $  1,005,319,731  $  1,005,319,731  $            --  $            --
Repurchase Agreements...........................        27,242,110                --       27,242,110               --
                                                  --------------------------------------------------------------------
Total Investments...............................  $  1,032,561,841  $  1,005,319,731  $    27,242,110  $            --
                                                  ====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 31


FIRST TRUST NYSE(R) ARCA(R) BIOTECHNOLOGY INDEX FUND (FBT)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             BIOTECHNOLOGY -- 79.1%
   2,044,434 ACADIA Pharmaceuticals,
                Inc. (a)                       $     28,806,075
   1,719,603 Agios Pharmaceuticals, Inc. (a)         38,123,598
   1,634,163 Alkermes PLC (a)                        48,681,716
     286,729 Alnylam Pharmaceuticals, Inc. (a)       41,819,425
     188,972 Amgen, Inc.                             45,976,888
     225,918 Biogen, Inc. (a)                        46,073,717
     578,461 BioMarin Pharmaceutical, Inc. (a)       47,937,063
     277,267 BioNTech SE, ADR                        41,340,510
     689,303 Exact Sciences Corp. (a)                27,151,645
   2,077,918 Exelixis, Inc. (a)                      43,262,253
   4,059,234 FibroGen, Inc. (a)                      42,865,511
     776,285 Gilead Sciences, Inc.                   47,982,176
   4,459,115 Grifols S.A., ADR                       52,974,286
     586,928 Incyte Corp. (a)                        44,588,920
   1,171,161 Ionis Pharmaceuticals, Inc. (a)         43,356,380
     289,806 Moderna, Inc. (a)                       41,398,787
     483,399 Neurocrine Biosciences, Inc. (a)        47,121,735
      65,428 Regeneron Pharmaceuticals,
                Inc. (a)                             38,676,454
     589,238 Sarepta Therapeutics, Inc. (a)          44,169,280
     320,598 Seagen, Inc. (a)                        56,726,610
     561,911 Ultragenyx Pharmaceutical,
                Inc. (a)                             33,523,610
     250,165 United Therapeutics Corp. (a)           58,948,881
     166,650 Vertex Pharmaceuticals, Inc. (a)        46,960,303
                                               ----------------
                                                  1,008,465,823
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 18.5%
     114,692 Bio-Techne Corp., ADR             $     39,756,835
     168,573 Charles River Laboratories
                International, Inc. (a)              36,069,565
     142,404 Illumina, Inc. (a)                      26,253,601
     201,287 IQVIA Holdings, Inc. (a)                43,677,266
      36,564 Mettler-Toledo International,
                Inc. (a)                             42,003,626
   1,022,988 QIAGEN N.V. (a)                         48,285,034
                                               ----------------
                                                    236,045,927
                                               ----------------
             PHARMACEUTICALS -- 2.4%
   7,789,020 Nektar Therapeutics (a)                 29,598,276
                                               ----------------
             TOTAL INVESTMENTS -- 100.0%          1,274,110,026
             (Cost $1,434,808,259)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                     624,657
                                               ----------------
             NET ASSETS -- 100.0%              $  1,274,734,683
                                               ================

(a)   Non-income producing security.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2          LEVEL 3
                                                       TOTAL            LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE      UNOBSERVABLE
                                                     6/30/2022           PRICES           INPUTS           INPUTS
                                                  --------------------------------------------------------------------
Common Stocks*..................................  $  1,274,110,026  $  1,274,110,026  $            --  $            --
                                                  ====================================================================


* See Portfolio of Investments for industry breakout.

Page 32                 See Notes to Financial Statements


FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             COMMUNICATIONS EQUIPMENT
                -- 11.2%
     996,100 Arista Networks, Inc. (a)         $     93,374,414
   1,294,594 Ciena Corp. (a)                         59,162,946
   5,169,789 Cisco Systems, Inc.                    220,439,803
   4,035,149 CommScope Holding Co., Inc. (a)         24,695,112
   2,340,261 Juniper Networks, Inc.                  66,697,438
                                               ----------------
                                                    464,369,713
                                               ----------------
             ENTERTAINMENT -- 3.7%
     866,305 Netflix, Inc. (a)                      151,490,756
                                               ----------------
             HEALTH CARE TECHNOLOGY -- 4.0%
   1,587,327 Teladoc Health, Inc. (a)                52,715,130
     570,990 Veeva Systems, Inc., Class A (a)       113,078,859
                                               ----------------
                                                    165,793,989
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 4.1%
   1,118,636 Airbnb, Inc., Class A (a)               99,648,095
     738,416 Expedia Group, Inc. (a)                 70,023,989
                                               ----------------
                                                    169,672,084
                                               ----------------
             INTERACTIVE MEDIA & SERVICES
                -- 26.6%
     104,341 Alphabet, Inc., Class A (a)            227,386,168
      95,645 Alphabet, Inc., Class C (a)            209,218,655
   1,235,185 Match Group, Inc. (a)                   86,080,043
   1,601,865 Meta Platforms, Inc., Class A (a)      258,300,731
   3,715,393 Pinterest, Inc., Class A (a)            67,471,537
   5,852,900 Snap, Inc., Class A (a)                 76,848,577
   2,875,379 Twitter, Inc. (a)                      107,510,421
   1,930,277 ZoomInfo Technologies, Inc. (a)         64,162,407
                                               ----------------
                                                  1,096,978,539
                                               ----------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 12.9%
   3,496,341 Amazon.com, Inc. (a)                   371,346,377
   2,289,958 eBay, Inc.                              95,422,550
     870,647 Etsy, Inc. (a)                          63,740,067
                                               ----------------
                                                    530,508,994
                                               ----------------
             IT SERVICES -- 14.4%
     871,442 Akamai Technologies, Inc. (a)           79,588,798
   1,565,387 Cloudflare, Inc., Class A (a)           68,485,681
   2,405,492 Fastly, Inc., Class A (a)               27,927,762
   1,045,452 GoDaddy, Inc., Class A (a)              72,721,641
     841,455 Okta, Inc. (a)                          76,067,532
   2,112,386 PayPal Holdings, Inc. (a)              147,529,038
     881,828 Snowflake, Inc., Class A (a)           122,627,002
                                               ----------------
                                                    594,947,454
                                               ----------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 1.9%
   5,728,705 Opendoor Technologies,
                Inc. (a) (b)                         26,982,201
     289,143 Zillow Group, Inc., Class A (a)          9,197,639
   1,312,804 Zillow Group, Inc., Class C (a)         41,681,527
                                               ----------------
                                                     77,861,367
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             SOFTWARE -- 21.2%
   1,774,348 Box, Inc., Class A (a)            $     44,607,109
     792,874 Citrix Systems, Inc.                    77,043,567
     765,079 Coupa Software, Inc. (a)                43,686,011
   1,033,041 Datadog, Inc., Class A (a)              98,386,825
   1,022,144 DocuSign, Inc. (a)                      58,650,623
   2,530,378 Dropbox, Inc., Class A (a)              53,112,634
   2,867,323 Nutanix, Inc., Class A (a)              41,948,935
   1,231,456 Salesforce, Inc. (a)                   203,239,498
   2,727,707 Vonage Holdings Corp. (a)               51,390,000
     736,350 Workday, Inc., Class A (a)             102,779,733
     938,462 Zoom Video Communications,
                Inc., Class A (a)                   101,325,742
                                               ----------------
                                                    876,170,677
                                               ----------------
             TOTAL COMMON STOCKS
                -- 100.0%                         4,127,793,573
             (Cost $6,365,171,800)             ----------------

             MONEY MARKET FUNDS -- 0.2%
   4,528,131 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.39% (c) (d)                         4,528,131
   3,687,219 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.34% (c)                     3,687,219
                                               ----------------
             TOTAL MONEY MARKET FUNDS
                -- 0.2%                               8,215,350
             (Cost $8,215,350)                 ----------------

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
---------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.1%
$  4,258,625 BNP Paribas S.A., 1.44% (c),
                dated 06/30/22, due 07/01/22,
                with a maturity value of
                $4,258,795. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.25%, due 05/31/28.
                The value of the collateral
                including accrued interest
                is $4,352,744. (d)                    4,258,625
             (Cost $4,258,625)                 ----------------

             TOTAL INVESTMENTS -- 100.3%          4,140,267,548
             (Cost $6,377,645,775)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.3)%               (11,817,441)
                                               ----------------
             NET ASSETS -- 100.0%              $  4,128,450,107
                                               ================

                        See Notes to Financial Statements                Page 33


FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,160,142 and the total value of the collateral held by the Fund is $8,786,756.

(c)   Rate shown reflects yield as of June 30, 2022.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      7,160,142
Non-cash Collateral(2)                               (7,160,142)
                                               ----------------
Net Amount                                     $             --
                                               ================

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $      4,258,625
Non-cash Collateral(4)                               (4,258,625)
                                               ----------------
Net Amount                                     $             --
                                               ================

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 34                 See Notes to Financial Statements


FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2          LEVEL 3
                                                       TOTAL            LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE      UNOBSERVABLE
                                                     6/30/2022           PRICES           INPUTS           INPUTS
                                                  --------------------------------------------------------------------
Common Stocks*..................................  $  4,127,793,573  $  4,127,793,573  $            --  $            --
Money Market Funds..............................         8,215,350         8,215,350               --               --
Repurchase Agreements...........................         4,258,625                --        4,258,625               --
                                                  --------------------------------------------------------------------
Total Investments...............................  $  4,140,267,548  $  4,136,008,923  $     4,258,625  $            --
                                                  ====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 35


FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 4.0%
     703,038 General Dynamics Corp.            $    155,547,158
     366,426 Lockheed Martin Corp.                  157,548,523
                                               ----------------
                                                    313,095,681
                                               ----------------
             AIR FREIGHT & LOGISTICS -- 2.2%
   1,772,250 Expeditors International of
                Washington, Inc.                    172,723,485
                                               ----------------
             BEVERAGES -- 4.3%
   2,635,486 Coca-Cola (The) Co.                    165,798,424
     996,866 PepsiCo, Inc.                          166,137,688
                                               ----------------
                                                    331,936,112
                                               ----------------
             BIOTECHNOLOGY -- 10.2%
   1,055,750 AbbVie, Inc.                           161,698,670
     674,592 Amgen, Inc.                            164,128,233
   2,096,401 Incyte Corp. (a)                       159,263,584
     233,784 Regeneron Pharmaceuticals,
                Inc. (a)                            138,196,736
     595,067 Vertex Pharmaceuticals, Inc. (a)       167,683,930
                                               ----------------
                                                    790,971,153
                                               ----------------
             CAPITAL MARKETS -- 7.3%
   1,376,053 Intercontinental Exchange, Inc.        129,404,024
     521,807 Moody's Corp.                          141,915,850
     959,717 Nasdaq, Inc.                           146,395,231
     442,125 S&P Global, Inc.                       149,022,653
                                               ----------------
                                                    566,737,758
                                               ----------------
             CHEMICALS -- 2.2%
     694,208 Air Products and Chemicals, Inc.       166,943,140
                                               ----------------
             COMMUNICATIONS EQUIPMENT
                -- 1.8%
   3,348,837 Cisco Systems, Inc.                    142,794,410
                                               ----------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 1.8%
     497,669 Berkshire Hathaway, Inc.,
                Class B (a)                         135,873,590
                                               ----------------
             ELECTRICAL EQUIPMENT -- 1.9%
   1,845,346 Emerson Electric Co.                   146,778,821
                                               ----------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.0%
   2,434,763 Amphenol Corp., Class A                156,750,042
                                               ----------------
             FOOD & STAPLES RETAILING -- 3.5%
     290,242 Costco Wholesale Corp.                 139,107,186
   1,090,895 Walmart, Inc.                          132,631,014
                                               ----------------
                                                    271,738,200
                                               ----------------
             FOOD PRODUCTS -- 2.2%
   2,689,260 Mondelez International, Inc.,
                Class A                             166,976,153
                                               ----------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 4.0%
   1,456,027 Abbott Laboratories                    158,197,333
   2,244,986 Hologic, Inc. (a)                      155,577,530
                                               ----------------
                                                    313,774,863
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 8.1%
   1,062,963 AmerisourceBergen Corp.           $    150,388,005
     331,643 Elevance Health, Inc.                  160,044,279
     636,931 Laboratory Corp. of America
                Holdings                            149,271,149
     320,417 UnitedHealth Group, Inc.               164,575,784
                                               ----------------
                                                    624,279,217
                                               ----------------
             HOUSEHOLD PRODUCTS -- 2.0%
   1,080,656 Procter & Gamble (The) Co.             155,387,526
                                               ----------------
             INDUSTRIAL CONGLOMERATES -- 3.9%
   1,162,704 3M Co.                                 150,465,525
     877,902 Honeywell International, Inc.          152,588,146
                                               ----------------
                                                    303,053,671
                                               ----------------
             INSURANCE -- 12.5%
   1,213,948 Allstate (The) Corp.                   153,843,630
   3,498,575 Arch Capital Group Ltd. (a)            159,150,177
     116,186 Markel Corp. (a)                       150,257,544
   1,009,423 Marsh & McLennan Cos., Inc.            156,712,921
   1,528,498 Progressive (The) Corp.                177,718,462
   2,511,880 W.R. Berkley Corp.                     171,460,929
                                               ----------------
                                                    969,143,663
                                               ----------------
             IT SERVICES -- 5.6%
     747,637 Automatic Data Processing, Inc.        157,033,676
   2,022,187 Cognizant Technology Solutions
                Corp., Class A                      136,477,401
   1,253,636 Paychex, Inc.                          142,751,531
                                               ----------------
                                                    436,262,608
                                               ----------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 2.1%
     301,206 Thermo Fisher Scientific, Inc.         163,639,196
                                               ----------------
             MACHINERY -- 4.2%
     873,092 Illinois Tool Works, Inc.              159,121,017
   2,047,059 PACCAR, Inc.                           168,554,838
                                               ----------------
                                                    327,675,855
                                               ----------------
             PHARMACEUTICALS -- 8.7%
   2,210,825 Bristol-Myers Squibb Co.               170,233,525
     952,534 Johnson & Johnson                      169,084,310
   1,971,687 Merck & Co., Inc.                      179,758,704
     914,903 Zoetis, Inc.                           157,262,677
                                               ----------------
                                                    676,339,216
                                               ----------------
             ROAD & RAIL -- 3.7%
   4,887,612 CSX Corp.                              142,034,005
     695,980 Union Pacific Corp.                    148,438,614
                                               ----------------
                                                    290,472,619
                                               ----------------
             TOBACCO -- 1.7%
   3,116,760 Altria Group, Inc.                     130,187,065
                                               ----------------
             TOTAL INVESTMENTS -- 99.9%           7,753,534,044
             (Cost $7,934,676,249)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                   8,539,663
                                               ----------------
             NET ASSETS -- 100.0%              $  7,762,073,707
                                               ================

Page 36                 See Notes to Financial Statements


FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

(a)   Non-income producing security.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2          LEVEL 3
                                                       TOTAL            LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE      UNOBSERVABLE
                                                     6/30/2022           PRICES           INPUTS           INPUTS
                                                  --------------------------------------------------------------------
Common Stocks*..................................  $  7,753,534,044  $  7,753,534,044  $            --  $            --
                                                  ====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 37


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 2.1%
     277,414 General Dynamics Corp.            $     61,377,848
     262,652 L3Harris Technologies, Inc.             63,482,988
     144,047 Lockheed Martin Corp.                   61,934,448
     654,769 Raytheon Technologies Corp.             62,929,849
                                               ----------------
                                                    249,725,133
                                               ----------------
             AIR FREIGHT & LOGISTICS -- 1.5%
     587,835 C.H. Robinson Worldwide, Inc.           59,588,834
     253,135 FedEx Corp.                             57,388,236
     340,186 United Parcel Service, Inc.,
                Class B                              62,097,552
                                               ----------------
                                                    179,074,622
                                               ----------------
             AUTO COMPONENTS -- 0.5%
   2,177,170 Gentex Corp.                            60,895,445
                                               ----------------
             AUTOMOBILES -- 0.5%
     378,014 Toyota Motor Corp., ADR                 58,278,418
                                               ----------------
             BANKS -- 4.0%
     604,947 Bank of Montreal                        58,177,753
     956,224 Bank of Nova Scotia (The)               56,618,023
   1,183,560 Canadian Imperial Bank of
                Commerce                             57,450,003
     911,016 Commerce Bancshares, Inc.               59,808,200
     514,874 JPMorgan Chase & Co.                    57,979,961
     608,805 Royal Bank of Canada                    58,944,500
     877,107 Toronto-Dominion (The) Bank             57,520,677
   1,281,562 U.S. Bancorp                            58,977,483
                                               ----------------
                                                    465,476,600
                                               ----------------
             BEVERAGES -- 2.1%
     979,231 Coca-Cola (The) Co.                     61,603,423
     338,760 Diageo PLC, ADR                         58,984,891
   1,694,195 Keurig Dr Pepper, Inc.                  59,957,561
     370,529 PepsiCo, Inc.                           61,752,363
                                               ----------------
                                                    242,298,238
                                               ----------------
             BIOTECHNOLOGY -- 1.0%
     247,941 Amgen, Inc.                             60,324,045
     994,291 Gilead Sciences, Inc.                   61,457,127
                                               ----------------
                                                    121,781,172
                                               ----------------
             BUILDING PRODUCTS -- 1.0%
   1,095,763 A.O. Smith Corp.                        59,916,321
   1,232,177 Johnson Controls International
                PLC                                  58,996,635
                                               ----------------
                                                    118,912,956
                                               ----------------
             CAPITAL MARKETS -- 4.1%
   1,414,923 Bank of New York Mellon (The)
                Corp.                                59,016,438
      99,947 BlackRock, Inc.                         60,871,721
     533,175 Cboe Global Markets, Inc.               60,350,078
     290,213 CME Group, Inc.                         59,406,601
     207,997 Goldman Sachs Group (The), Inc.         61,779,269
     760,429 Houlihan Lokey, Inc.                    60,020,661
     644,256 Intercontinental Exchange, Inc.         60,585,834
     545,519 T. Rowe Price Group, Inc.               61,976,414
                                               ----------------
                                                    484,007,016
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             CHEMICALS -- 2.6%
     246,628 Air Products and Chemicals, Inc.  $     59,309,102
     537,310 International Flavors &
                Fragrances, Inc.                     64,004,367
     201,166 NewMarket Corp.                         60,542,919
     528,953 PPG Industries, Inc.                    60,480,486
     796,875 Sensient Technologies Corp.             64,196,250
                                               ----------------
                                                    308,533,124
                                               ----------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.5%
     413,763 Waste Management, Inc.                  63,297,464
                                               ----------------
             COMMUNICATIONS EQUIPMENT
                -- 1.0%
   1,341,227 Cisco Systems, Inc.                     57,189,919
   2,106,251 Juniper Networks, Inc.                  60,028,154
                                               ----------------
                                                    117,218,073
                                               ----------------
             CONTAINERS & PACKAGING -- 1.6%
     375,675 Avery Dennison Corp.                    60,810,512
     416,640 Packaging Corp. of America              57,288,000
   1,116,145 Sonoco Products Co.                     63,664,911
                                               ----------------
                                                    181,763,423
                                               ----------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.5%
   1,223,374 BCE, Inc.                               60,165,533
   2,641,657 TELUS Corp.                             58,856,118
   1,186,945 Verizon Communications, Inc.            60,237,459
                                               ----------------
                                                    179,259,110
                                               ----------------
             ELECTRIC UTILITIES -- 10.7%
   1,015,985 ALLETE, Inc.                            59,719,598
   1,062,932 Alliant Energy Corp.                    62,298,444
     658,243 American Electric Power Co., Inc.       63,151,833
   1,331,400 Avangrid, Inc.                          61,404,168
     594,926 Duke Energy Corp.                       63,782,016
     567,989 Entergy Corp.                           63,978,281
     967,670 Evergy, Inc.                            63,140,467
     746,291 Eversource Energy                       63,039,201
   1,422,527 Exelon Corp.                            64,468,924
   1,307,764 Fortis, Inc.                            61,818,004
   1,515,121 Hawaiian Electric Industries,
                Inc.                                 61,968,449
     592,991 IDACORP, Inc.                           62,809,607
     821,856 NextEra Energy, Inc.                    63,660,966
   1,662,264 OGE Energy Corp.                        64,096,900
     941,981 Otter Tail Corp.                        63,235,185
     882,818 Pinnacle West Capital Corp.             64,551,652
   1,298,431 PNM Resources, Inc.                     62,039,033
   1,275,384 Portland General Electric Co.           61,639,309
     889,981 Southern (The) Co.                      63,464,545
     910,589 Xcel Energy, Inc.                       64,433,278
                                               ----------------
                                                  1,258,699,860
                                               ----------------
             ELECTRICAL EQUIPMENT -- 2.0%
   2,183,704 ABB Ltd., ADR                           58,370,408
     739,935 Emerson Electric Co.                    58,854,430
     339,673 Hubbell, Inc.                           60,658,804

Page 38                 See Notes to Financial Statements


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT (CONTINUED)
     304,545 Rockwell Automation, Inc.         $     60,698,864
                                               ----------------
                                                    238,582,506
                                               ----------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.5%
   1,391,573 Avnet, Inc.                             59,670,650
   1,825,466 Corning, Inc.                           57,520,434
     503,728 TE Connectivity Ltd.                    56,996,823
                                               ----------------
                                                    174,187,907
                                               ----------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 4.8%
     441,616 Alexandria Real Estate Equities,
                Inc.                                 64,047,569
     246,417 American Tower Corp.                    62,981,721
     452,604 Camden Property Trust                   60,866,186
     372,690 Crown Castle International Corp.        62,753,542
   1,131,331 Duke Realty Corp.                       62,166,638
     358,039 Mid-America Apartment
                Communities, Inc.                    62,538,672
     527,327 Prologis, Inc.                          62,040,022
     194,934 Public Storage                          60,950,014
     897,116 Realty Income Corp.                     61,237,138
                                               ----------------
                                                    559,581,502
                                               ----------------
             FOOD & STAPLES RETAILING -- 0.5%
     491,972 Walmart, Inc.                           59,813,956
                                               ----------------
             FOOD PRODUCTS -- 6.8%
     752,760 Archer-Daniels-Midland Co.              58,414,176
   1,282,123 Campbell Soup Co.                       61,606,010
   2,358,970 Flowers Foods, Inc.                     62,088,091
     878,696 General Mills, Inc.                     66,297,613
     282,468 Hershey (The) Co.                       60,775,815
   1,302,210 Hormel Foods Corp.                      61,672,666
     687,727 Ingredion, Inc.                         60,630,012
     439,609 J & J Snack Foods Corp.                 61,395,793
     476,151 J.M. Smucker (The) Co.                  60,952,090
     861,648 Kellogg Co.                             61,469,968
     468,790 Lancaster Colony Corp.                  60,370,776
     705,061 McCormick & Co., Inc.                   58,696,328
     989,723 Mondelez International, Inc.,
                Class A                              61,451,901
                                               ----------------
                                                    795,821,239
                                               ----------------
             GAS UTILITIES -- 3.2%
     562,227 Atmos Energy Corp.                      63,025,647
     489,044 Chesapeake Utilities Corp.              63,355,650
   1,408,075 New Jersey Resources Corp.              62,701,580
     751,496 ONE Gas, Inc.                           61,013,960
     823,490 Spire, Inc.                             61,242,951
   1,545,707 UGI Corp.                               59,679,747
                                               ----------------
                                                    371,019,535
                                               ----------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 1.5%
     567,600 Abbott Laboratories                     61,669,740
     911,729 Baxter International, Inc.              58,560,354

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES (CONTINUED)
     659,667 Medtronic PLC                     $     59,205,113
                                               ----------------
                                                    179,435,207
                                               ----------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.0%
     656,390 CVS Health Corp.                        60,821,097
   2,255,650 Fresenius Medical Care AG & Co.
                KGaA, ADR                            56,255,911
   1,680,500 Premier, Inc., Class A                  59,960,240
     445,462 Quest Diagnostics, Inc.                 59,237,537
                                               ----------------
                                                    236,274,785
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.6%
     248,297 McDonald's Corp.                        61,299,563
     809,733 Starbucks Corp.                         61,855,504
     531,473 Yum! Brands, Inc.                       60,327,500
                                               ----------------
                                                    183,482,567
                                               ----------------
             HOUSEHOLD DURABLES -- 0.5%
     622,616 Garmin Ltd.                             61,172,022
                                               ----------------
             HOUSEHOLD PRODUCTS -- 2.7%
     474,217 Clorox (The) Co.                        66,855,113
     786,007 Colgate-Palmolive Co.                   62,990,601
     477,839 Kimberly-Clark Corp.                    64,579,941
     439,673 Procter & Gamble (The) Co.              63,220,581
     319,918 WD-40 Co.                               64,418,688
                                               ----------------
                                                    322,064,924
                                               ----------------
             INDUSTRIAL CONGLOMERATES -- 1.0%
     448,215 3M Co.                                  58,003,503
     323,846 Honeywell International, Inc.           56,287,673
                                               ----------------
                                                    114,291,176
                                               ----------------
             INSURANCE -- 6.2%
   1,097,001 Aflac, Inc.                             60,697,065
     482,715 Allstate (The) Corp.                    61,174,472
   1,064,099 Axis Capital Holdings Ltd.              60,749,412
     307,363 Chubb Ltd.                              60,421,419
   1,375,787 CNA Financial Corp.                     61,772,836
     336,542 Erie Indemnity Co., Class A             64,680,007
     216,247 Everest Re Group Ltd.                   60,609,709
     423,212 Hanover Insurance Group (The),
                Inc.                                 61,894,755
     904,363 Hartford Financial Services Group
                (The), Inc.                          59,172,471
   1,302,502 Sun Life Financial, Inc.                59,667,617
     359,497 Travelers (The) Cos., Inc.              60,801,728
     300,080 Willis Towers Watson PLC                59,232,791
                                               ----------------
                                                    730,874,282
                                               ----------------
             IT SERVICES -- 4.1%
     743,144 Amdocs Ltd.                             61,911,327
     290,575 Automatic Data Processing, Inc.         61,032,373
     436,216 Broadridge Financial Solutions,
                Inc.                                 62,182,591
     633,662 Fidelity National Information
                Services, Inc.                       58,087,795

                        See Notes to Financial Statements                Page 39


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES (CONTINUED)
   3,276,785 Infosys Ltd., ADR                 $     60,653,290
     431,016 International Business Machines
                Corp.                                60,855,149
     981,714 Maximus, Inc.                           61,366,942
     515,009 Paychex, Inc.                           58,644,075
                                               ----------------
                                                    484,733,542
                                               ----------------
             MACHINERY -- 4.5%
     302,098 Caterpillar, Inc.                       54,003,039
     303,816 Cummins, Inc.                           58,797,510
   1,257,742 Donaldson Co., Inc.                     60,547,700
     496,173 Dover Corp.                             60,195,708
     326,485 Illinois Tool Works, Inc.               59,501,891
     475,762 Lincoln Electric Holdings, Inc.         58,690,000
     710,396 PACCAR, Inc.                            58,494,007
     297,325 Snap-on, Inc.                           58,581,945
     798,190 Xylem, Inc.                             62,402,494
                                               ----------------
                                                    531,214,294
                                               ----------------
             MEDIA -- 0.5%
   1,503,381 Comcast Corp., Class A                  58,992,670
                                               ----------------
             MULTILINE RETAIL -- 0.5%
     417,774 Target Corp.                            59,002,222
                                               ----------------
             MULTI-UTILITIES -- 6.0%
     715,024 Ameren Corp.                            64,609,569
   1,458,902 Avista Corp.                            63,476,826
     871,065 Black Hills Corp.                       63,387,400
     951,532 CMS Energy Corp.                        64,228,410
     669,837 Consolidated Edison, Inc.               63,701,499
     792,752 Dominion Energy, Inc.                   63,269,537
     502,902 DTE Energy Co.                          63,742,828
   1,066,247 NorthWestern Corp.                      62,833,936
     983,702 Public Service Enterprise Group,
                Inc.                                 62,248,662
     417,207 Sempra Energy                           62,693,696
     643,970 WEC Energy Group, Inc.                  64,809,141
                                               ----------------
                                                    699,001,504
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 0.5%
   1,437,289 Enbridge, Inc.                          60,739,833
                                               ----------------
             PERSONAL PRODUCTS -- 0.5%
   1,331,097 Unilever PLC, ADR                       61,004,176
                                               ----------------
             PHARMACEUTICALS -- 4.2%
     952,624 AstraZeneca PLC, ADR                    62,939,868
     788,881 Bristol-Myers Squibb Co.                60,743,837
   1,410,117 GSK PLC, ADR                            61,382,393
     343,425 Johnson & Johnson                       60,961,372
     687,727 Merck & Co., Inc.                       62,700,070
     717,930 Novartis AG, ADR                        60,686,623
   1,250,716 Pfizer, Inc.                            65,575,040
   1,182,841 Sanofi, ADR                             59,177,535
                                               ----------------
                                                    494,166,738
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             PROFESSIONAL SERVICES -- 1.0%
     757,366 Robert Half International, Inc.   $     56,719,140
     590,520 Thomson Reuters Corp.                   61,538,089
                                               ----------------
                                                    118,257,229
                                               ----------------
             ROAD & RAIL -- 1.5%
     538,304 Canadian National Railway Co.           60,543,051
     262,771 Norfolk Southern Corp.                  59,725,220
     281,882 Union Pacific Corp.                     60,119,793
                                               ----------------
                                                    180,388,064
                                               ----------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.0%
     402,374 Analog Devices, Inc.                    58,782,818
   1,574,130 Intel Corp.                             58,888,203
     684,659 Taiwan Semiconductor
                Manufacturing Co., Ltd., ADR         55,970,873
     387,458 Texas Instruments, Inc.                 59,532,922
                                               ----------------
                                                    233,174,816
                                               ----------------
             SOFTWARE -- 1.5%
   1,583,130 Open Text Corp.                         59,905,639
     859,363 Oracle Corp.                            60,043,693
     625,760 SAP SE, ADR                             56,768,947
                                               ----------------
                                                    176,718,279
                                               ----------------
             SPECIALTY RETAIL -- 1.5%
     214,953 Home Depot (The), Inc.                  58,955,159
     337,431 Lowe's Cos., Inc.                       58,939,073
     308,357 Tractor Supply Co.                      59,775,005
                                               ----------------
                                                    177,669,237
                                               ----------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 0.5%
   2,440,070 Canon, Inc., ADR                        55,413,990
                                               ----------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 1.0%
   1,200,408 Fastenal Co.                            59,924,367
     256,209 Watsco, Inc.                            61,187,834
                                               ----------------
                                                    121,112,201
                                               ----------------
             WATER UTILITIES -- 0.6%
     801,486 American States Water Co.               65,329,124
                                               ----------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.5%
   1,285,243 Rogers Communications, Inc.,
                Class B                              61,563,140
                                               ----------------
             TOTAL INVESTMENTS -- 99.9%          11,754,303,321
             (Cost $10,853,286,454)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                  17,612,540
                                               ----------------
             NET ASSETS -- 100.0%              $ 11,771,915,861
                                               ================

ADR   - American Depositary Receipt

Page 40                 See Notes to Financial Statements


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2          LEVEL 3
                                                       TOTAL            LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE      UNOBSERVABLE
                                                     6/30/2022           PRICES           INPUTS           INPUTS
                                                  --------------------------------------------------------------------
Common Stocks*..................................  $ 11,754,303,321  $ 11,754,303,321  $            --  $            --
                                                  ====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 41


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2022 (UNAUDITED)


                                                                             FIRST TRUST        FIRST TRUST         FIRST TRUST
                                                                          DOW JONES SELECT      MORNINGSTAR          US EQUITY
                                                                              MICROCAP        DIVIDEND LEADERS     OPPORTUNITIES
                                                                             INDEX FUND          INDEX FUND             ETF
                                                                                (FDM)              (FDL)               (FPX)
                                                                          -----------------  ------------------  -----------------

ASSETS:
Investments, at value...............................................       $   145,077,027    $  2,907,745,623    $ 1,032,561,841
Cash................................................................                91,619           6,964,303            606,860
Receivables:
      Dividends.....................................................               255,751           8,639,254            637,835
      Securities lending income.....................................                 8,001                  --             67,856
      Capital shares sold...........................................                    --          45,882,149                 --
      Investment securities sold....................................                    --                  --          4,103,204
      Reclaims......................................................                    --                  --             10,993
Prepaid expenses....................................................                 3,367               8,187              7,737
                                                                           ---------------    ----------------    ---------------
      Total Assets..................................................           145,435,765       2,969,239,516      1,037,996,326
                                                                           ---------------    ----------------    ---------------
LIABILITIES:
Due to custodian....................................................                    --                  --                 --
Payables:
      Collateral for securities on loan.............................             5,710,874                  --         27,242,110
      Licensing fees................................................                63,263             548,594            285,559
      Investment advisory fees......................................                48,322             732,251            352,951
      Audit and tax fees............................................                20,518              19,634             19,551
      Shareholder reporting fees....................................                 5,786              37,722             57,003
      Capital shares redeemed.......................................                    --                  --          4,105,311
      Investment securities purchased...............................                    --          45,678,032                 --
      Trustees' fees................................................                    --                  --                 --
Other liabilities...................................................                19,783             263,681            132,481
                                                                           ---------------    ----------------    ---------------
      Total Liabilities.............................................             5,868,546          47,279,914         32,194,966
                                                                           ---------------    ----------------    ---------------
NET ASSETS..........................................................       $   139,567,219    $  2,921,959,602    $ 1,005,801,360
                                                                           ===============    ================    ===============
NET ASSETS CONSIST OF:
Paid-in capital.....................................................       $   188,176,699    $  3,156,135,823    $ 1,558,592,935
Par value...........................................................                26,550             830,500            122,500
Accumulated distributable earnings (loss)...........................           (48,636,030)       (235,006,721)      (552,914,075)
                                                                           ---------------    ----------------    ---------------
NET ASSETS..........................................................       $   139,567,219    $  2,921,959,602    $ 1,005,801,360
                                                                           ===============    ================    ===============
NET ASSET VALUE, per share..........................................       $         52.57    $          35.18    $         82.11
                                                                           ===============    ================    ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................             2,655,000          83,050,002         12,250,002
                                                                           ===============    ================    ===============
Investments, at cost................................................       $   156,070,812    $  2,840,083,653    $ 1,116,082,516
                                                                           ===============    ================    ===============
Securities on loan, at value........................................       $     5,549,225    $             --    $    26,009,137
                                                                           ===============    ================    ===============


Page 42                 See Notes to Financial Statements



   FIRST TRUST        FIRST TRUST         FIRST TRUST        FIRST TRUST
 NYSE(R) ARCA(R)       DOW JONES            CAPITAL         VALUE LINE(R)
  BIOTECHNOLOGY         INTERNET           STRENGTH           DIVIDEND
   INDEX FUND          INDEX FUND             ETF            INDEX FUND
      (FBT)              (FDN)              (FTCS)              (FVD)
-----------------  ------------------  -----------------  -----------------


 $ 1,274,110,026    $  4,140,267,548    $ 7,753,534,044    $11,754,303,321
       1,473,860                  --                 --          7,540,432

              --               1,707         14,472,459         20,677,294
             565               1,656                 --                 --
              --                  --                 --          5,824,114
              --          12,863,556          6,995,500                 --
          69,294                  --                 --          2,692,275
           6,396              24,917             26,092             40,839
 ---------------    ----------------    ---------------    ---------------
   1,275,660,141       4,153,159,384      7,775,028,095     11,791,078,275
 ---------------    ----------------    ---------------    ---------------

              --                  --          1,918,122                 --

              --           8,786,756                 --                 --
         266,486             813,774                 --          7,258,264
         410,552           1,413,268          3,227,776          4,906,490
          19,750              15,051             15,545             13,738
          73,976             297,998            168,769            256,787
              --          12,864,083          7,002,060                 --
              --                  --                 --          5,816,952
              --                 547                 --                 --
         154,694             517,800            622,116            910,183
 ---------------    ----------------    ---------------    ---------------
         925,458          24,709,277         12,954,388         19,162,414
 ---------------    ----------------    ---------------    ---------------
 $ 1,274,734,683    $  4,128,450,107    $ 7,762,073,707    $11,771,915,861
 ===============    ================    ===============    ===============

 $ 1,959,281,033    $  6,463,929,386    $ 8,232,266,694    $11,191,123,508
          94,000             325,000          1,109,500          3,034,409
    (684,640,350)     (2,335,804,279)      (471,302,487)       577,757,944
 ---------------    ----------------    ---------------    ---------------
 $ 1,274,734,683    $  4,128,450,107    $ 7,762,073,707    $11,771,915,861
 ===============    ================    ===============    ===============
 $        135.61    $         127.03    $         69.96    $         38.79
 ===============    ================    ===============    ===============

       9,400,002          32,500,002        110,950,002        303,440,884
 ===============    ================    ===============    ===============
 $ 1,434,808,259    $  6,377,645,775    $ 7,934,676,249    $10,853,286,454
 ===============    ================    ===============    ===============
 $            --    $      7,160,142    $            --    $            --
 ===============    ================    ===============    ===============


                        See Notes to Financial Statements                Page 43


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)


                                                                             FIRST TRUST        FIRST TRUST         FIRST TRUST
                                                                          DOW JONES SELECT      MORNINGSTAR          US EQUITY
                                                                              MICROCAP        DIVIDEND LEADERS     OPPORTUNITIES
                                                                             INDEX FUND          INDEX FUND             ETF
                                                                                (FDM)              (FDL)               (FPX)
                                                                          -----------------  ------------------  -----------------

INVESTMENT INCOME:
Dividends...........................................................       $     1,754,889    $     48,435,748    $     6,527,987
Securities lending income (net of fees).............................                68,153                  --            528,276
Foreign withholding tax.............................................                    --                  --             (7,393)
                                                                           ---------------    ----------------    ---------------
      Total investment income.......................................             1,823,042          48,435,748          7,048,870
                                                                           ---------------    ----------------    ---------------
EXPENSES:
Investment advisory fees............................................               406,441           3,349,184          2,680,495
Licensing fees......................................................                48,773           1,012,823            670,124
Accounting and administration fees..................................                42,741             491,988            318,503
Custodian fees......................................................                17,820              86,026             49,744
Audit and tax fees..................................................                14,672              14,647             14,644
Shareholder reporting fees..........................................                12,522              48,553             62,050
Transfer agent fees.................................................                 4,064              40,307             29,147
Listing fees........................................................                 3,874               4,835              3,874
Trustees' fees and expenses.........................................                 3,470               3,918              3,881
Legal fees..........................................................                 1,369              13,786             16,131
Other expenses......................................................                 2,816              13,006             15,094
                                                                           ---------------    ----------------    ---------------
      Total expenses................................................               558,562           5,079,073          3,863,687
      Less fees waived and expenses reimbursed by the investment
         advisor....................................................               (70,833)            (55,297)                --
                                                                           ---------------    ----------------    ---------------
      Net expenses..................................................               487,729           5,023,776          3,863,687
                                                                           ---------------    ----------------    ---------------
NET INVESTMENT INCOME (LOSS)........................................             1,335,313          43,411,972          3,185,183
                                                                           ---------------    ----------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................               777,523         (58,411,273)      (180,701,568)
      In-kind redemptions...........................................             3,001,348         104,234,607         53,522,814
      Foreign currency transactions.................................                    --                  --                 --
                                                                           ---------------    ----------------    ---------------
Net realized gain (loss)............................................             3,778,871          45,823,334       (127,178,754)
                                                                           ---------------    ----------------    ---------------
Net change in unrealized appreciation (depreciation) on:
      Investments...................................................           (35,634,408)       (162,400,969)      (430,140,905)
      Foreign currency translation..................................                    --                  --                 --
                                                                           ---------------    ----------------    ---------------
Net change in unrealized appreciation (depreciation)................           (35,634,408)       (162,400,969)      (430,140,905)
                                                                           ---------------    ----------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................           (31,855,537)       (116,577,635)      (557,319,659)
                                                                           ---------------    ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................       $   (30,520,224)   $    (73,165,663)   $  (554,134,476)
                                                                           ===============    ================    ===============


Page 44                 See Notes to Financial Statements



   FIRST TRUST        FIRST TRUST         FIRST TRUST        FIRST TRUST
 NYSE(R) ARCA(R)       DOW JONES            CAPITAL         VALUE LINE(R)
  BIOTECHNOLOGY         INTERNET           STRENGTH           DIVIDEND
   INDEX FUND          INDEX FUND             ETF            INDEX FUND
      (FBT)              (FDN)              (FTCS)              (FVD)
-----------------  ------------------  -----------------  -----------------


 $     2,550,331    $      7,602,024    $    74,149,777    $   172,690,242
           1,014              11,218                 --                 --
         (88,964)                 --                 --         (4,333,295)
 ---------------    ----------------    ---------------    ---------------
       2,462,381           7,613,242         74,149,777        168,356,947
 ---------------    ----------------    ---------------    ---------------

       2,838,631          12,608,498         21,199,845         31,007,918
         567,726           1,891,275             88,869          7,809,209
         334,127           1,062,024          1,314,138          1,755,944
          53,291             249,910            314,420            455,803
          14,746              14,720             14,648             14,787
          74,971             321,885            219,587            307,625
          30,139              91,200            118,396            167,437
           3,874               6,757              2,260             43,111
           3,874               5,744              5,718              6,775
          14,982              85,677             69,572             99,343
          12,063              61,753             70,074             81,502
 ---------------    ----------------    ---------------    ---------------
       3,948,424          16,399,443         23,417,527         41,749,454

              --                  --                 --                 --
 ---------------    ----------------    ---------------    ---------------
       3,948,424          16,399,443         23,417,527         41,749,454
 ---------------    ----------------    ---------------    ---------------
      (1,486,043)         (8,786,201)        50,732,250        126,607,493
 ---------------    ----------------    ---------------    ---------------

    (177,906,246)       (219,745,201)      (344,096,752)       (14,998,831)
      29,325,459         689,890,968        395,452,137        416,675,027
              --                  --                 --              7,487
 ---------------    ----------------    ---------------    ---------------
    (148,580,787)        470,145,767         51,355,385        401,683,683
 ---------------    ----------------    ---------------    ---------------

    (120,544,940)     (4,134,318,351)    (1,729,953,405)    (1,711,653,930)
              --                  --                 --               (279)
 ---------------    ----------------    ---------------    ---------------
    (120,544,940)     (4,134,318,351)    (1,729,953,405)    (1,711,654,209)
 ---------------    ----------------    ---------------    ---------------
    (269,125,727)     (3,664,172,584)    (1,678,598,020)    (1,309,970,526)
 ---------------    ----------------    ---------------    ---------------

 $  (270,611,770)   $ (3,672,958,785)   $(1,627,865,770)   $(1,183,363,033)
 ===============    ================    ===============    ===============


                        See Notes to Financial Statements                Page 45


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                         FIRST TRUST                         FIRST TRUST
                                                                      DOW JONES SELECT                       MORNINGSTAR
                                                                          MICROCAP                        DIVIDEND LEADERS
                                                                         INDEX FUND                          INDEX FUND
                                                                            (FDM)                               (FDL)
                                                              ---------------------------------   ---------------------------------
                                                                Six Months                          Six Months
                                                                   Ended                               Ended
                                                                 6/30/2022        Year Ended         6/30/2022        Year Ended
                                                                (Unaudited)       12/31/2021        (Unaudited)       12/31/2021
                                                              ---------------   ---------------   ---------------   ---------------

OPERATIONS:
Net investment income (loss)............................      $     1,335,313   $     1,782,779   $    43,411,972   $    63,417,589
Net realized gain (loss)................................            3,778,871        33,159,253        45,823,334       191,507,868
Net change in unrealized appreciation (depreciation)....          (35,634,408)        8,369,281      (162,400,969)       87,772,838
                                                              ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
   from operations......................................          (30,520,224)       43,311,313       (73,165,663)      342,698,295
                                                              ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................           (1,094,930)       (1,928,374)      (34,326,146)      (63,399,697)
                                                              ---------------   ---------------   ---------------   ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................            2,857,275        86,724,692     1,962,078,780       644,763,236
Cost of shares redeemed.................................          (20,411,504)      (61,853,301)     (695,536,983)     (560,634,737)
                                                              ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................          (17,554,229)       24,871,391     1,266,541,797        84,128,499
                                                              ---------------   ---------------   ---------------   ---------------
Total increase (decrease) in net assets.................          (49,169,383)       66,254,330     1,159,049,988       363,427,097

NET ASSETS:
Beginning of period.....................................          188,736,602       122,482,272     1,762,909,614     1,399,482,517
                                                              ---------------   ---------------   ---------------   ---------------
End of period...........................................      $   139,567,219   $   188,736,602   $ 2,921,959,602   $ 1,762,909,614
                                                              ===============   ===============   ===============   ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................            2,955,000         2,555,000        49,600,002        47,300,002
Shares sold.............................................               50,000         1,450,000        53,500,000        19,250,000
Shares redeemed.........................................             (350,000)       (1,050,000)      (20,050,000)      (16,950,000)
                                                              ---------------   ---------------   ---------------   ---------------
Shares outstanding, end of period.......................            2,655,000         2,955,000        83,050,002        49,600,002
                                                              ===============   ===============   ===============   ===============


Page 46                 See Notes to Financial Statements



          FIRST TRUST                         FIRST TRUST                           FIRST TRUST
           US EQUITY                        NYSE(R) ARCA(R)                          DOW JONES
         OPPORTUNITIES                       BIOTECHNOLOGY                           INTERNET
              ETF                              INDEX FUND                           INDEX FUND
             (FPX)                               (FBT)                                 (FDN)
-------------------------------     --------------------------------     ---------------------------------
  Six Months                          Six Months                           Six Months
    Ended                               Ended                                 Ended
  6/30/2022        Year Ended         6/30/2022        Year Ended           6/30/2022        Year Ended
 (Unaudited)       12/31/2021        (Unaudited)       12/31/2021          (Unaudited)       12/31/2021
--------------   --------------     --------------   ---------------     ---------------   ---------------

$    3,185,183   $    1,412,875     $   (1,486,043)  $    (4,455,580)    $    (8,786,201)  $   (32,149,322)
  (127,178,754)     298,792,377       (148,580,787)       (8,792,422)        470,145,767     2,146,301,949
  (430,140,905)    (231,648,485)      (120,544,940)      (58,114,526)     (4,134,318,351)   (1,439,319,817)
--------------   --------------     --------------   ---------------     ---------------   ---------------

  (554,134,476)      68,556,767       (270,611,770)      (71,362,528)     (3,672,958,785)      674,832,810
--------------   --------------     --------------   ---------------     ---------------   ---------------

    (2,760,605)      (2,739,625)                --                --                  --                --
--------------   --------------     --------------   ---------------     ---------------   ---------------

    35,906,813      991,605,700         22,526,352        52,174,778         936,893,604     3,348,838,868
  (328,915,390)  (1,148,090,496)      (185,936,447)     (314,229,031)     (3,103,057,967)   (5,131,127,308)
--------------   --------------     --------------   ---------------     ---------------   ---------------

  (293,008,577)    (156,484,796)      (163,410,095)     (262,054,253)     (2,166,164,363)   (1,782,288,440)
--------------   --------------     --------------   ---------------     ---------------   ---------------
  (849,903,658)     (90,667,654)      (434,021,865)     (333,416,781)     (5,839,123,148)   (1,107,455,630)

 1,855,705,018    1,946,372,672      1,708,756,548     2,042,173,329       9,967,573,255    11,075,028,885
--------------   --------------     --------------   ---------------     ---------------   ---------------
$1,005,801,360   $1,855,705,018     $1,274,734,683   $ 1,708,756,548     $ 4,128,450,107   $ 9,967,573,255
==============   ==============     ==============   ===============     ===============   ===============

    15,150,002       16,450,002         10,550,002        12,150,002          44,100,002        52,150,002
       350,000        8,000,000            150,000           300,000           6,300,000        14,450,000
    (3,250,000)      (9,300,000)        (1,300,000)       (1,900,000)        (17,900,000)      (22,500,000)
--------------   --------------     --------------   ---------------     ---------------   ---------------
    12,250,002       15,150,002          9,400,002        10,550,002          32,500,002        44,100,002
==============   ==============     ==============   ===============     ===============   ===============


                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         FIRST TRUST                         FIRST TRUST
                                                                      CAPITAL STRENGTH                 VALUE LINE(R) DIVIDEND
                                                                             ETF                             INDEX FUND
                                                                           (FTCS)                               (FVD)
                                                              ---------------------------------   ---------------------------------
                                                                Six Months                          Six Months
                                                                   Ended                               Ended
                                                                 6/30/2022        Year Ended         6/30/2022        Year Ended
                                                                (Unaudited)       12/31/2021        (Unaudited)       12/31/2021
                                                              ---------------   ---------------   ---------------   ---------------

OPERATIONS:
Net investment income (loss)............................      $    50,732,250   $    99,342,131   $   126,607,493   $   221,888,137
Net realized gain (loss)................................           51,355,385     1,078,138,583       401,683,683       841,450,993
Net change in unrealized appreciation (depreciation)....       (1,729,953,405)      761,114,952    (1,711,654,209)    1,485,603,970
                                                              ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
   from operations......................................       (1,627,865,770)    1,938,595,666    (1,183,363,033)    2,548,943,100
                                                              ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................          (41,787,211)      (96,596,007)     (107,682,672)     (223,826,833)
                                                              ---------------   ---------------   ---------------   ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................        2,573,994,192     7,347,607,864     1,801,079,561     2,745,034,380
Cost of shares redeemed.................................       (2,634,199,702)   (6,719,583,961)   (1,692,304,716)   (2,265,168,318)
                                                              ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................          (60,205,510)      628,023,903       108,774,845       479,866,062
                                                              ---------------   ---------------   ---------------   ---------------
Total increase (decrease) in net assets.................       (1,729,858,491)    2,470,023,562    (1,182,270,860)    2,804,982,329

NET ASSETS:
Beginning of period.....................................        9,491,932,198     7,021,908,636    12,954,186,721    10,149,204,392
                                                              ---------------   ---------------   ---------------   ---------------
End of period...........................................      $ 7,762,073,707   $ 9,491,932,198   $11,771,915,861   $12,954,186,721
                                                              ===============   ===============   ===============   ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................          112,300,002       103,950,002       301,240,884       289,190,884
Shares sold.............................................           32,750,000        98,850,000        43,800,000        68,500,000
Shares redeemed.........................................          (34,100,000)      (90,500,000)      (41,600,000)      (56,450,000)
                                                              ---------------   ---------------   ---------------   ---------------
Shares outstanding, end of period.......................          110,950,002       112,300,002       303,440,884       301,240,884
                                                              ===============   ===============   ===============   ===============


Page 48                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2022      -------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020            2019            2018           2017
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, beginning of period     $     63.87     $     47.94    $     51.09     $     40.76     $     47.21    $     43.98
                                         -----------     -----------    -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.49            0.64           0.80            0.66            0.56           0.42
Net realized and unrealized gain (loss)       (11.39)          15.98          (3.15)          10.37           (6.50)          3.27
                                         -----------     -----------    -----------     -----------     -----------    -----------
Total from investment operations              (10.90)          16.62          (2.35)          11.03           (5.94)          3.69
                                         -----------     -----------    -----------     -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.40)          (0.69)         (0.80)          (0.70)          (0.51)         (0.46)
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, end of period           $     52.57     $     63.87    $     47.94     $     51.09     $     40.76    $     47.21
                                         ===========     ===========    ===========     ===========     ===========    ===========
TOTAL RETURN (a)                              (17.09)%         34.71%         (4.25)%         27.25%         (12.68)%         8.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $   139,567     $   188,737    $   122,482     $   156,067     $   138,777    $    97,012
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.69% (b)       0.69%          0.71%           0.70%           0.73%          0.71%
Ratio of net expenses to average
   net assets                                   0.60% (b)       0.60%          0.60%           0.60%           0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           1.64% (b)       1.10%          1.88%           1.42%           1.29%          0.89%
Portfolio turnover rate (c)                        6%             95%            95%             64%             75%            55%

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2022      -------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020            2019            2018           2017
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, beginning of period     $     35.54     $     29.59    $     32.58     $     27.24     $     30.06    $     27.75
                                         -----------     -----------    -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.63            1.29           1.32            1.22            1.09           0.93
Net realized and unrealized gain (loss)        (0.47)           5.95          (2.98)           5.34           (2.83)          2.34
                                         -----------     -----------    -----------     -----------     -----------    -----------
Total from investment operations                0.16            7.24          (1.66)           6.56           (1.74)          3.27
                                         -----------     -----------    -----------     -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.52)          (1.29)         (1.33)          (1.22)          (1.08)         (0.96)
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, end of period           $     35.18     $     35.54    $     29.59     $     32.58     $     27.24    $     30.06
                                         ===========     ===========    ===========     ===========     ===========    ===========
TOTAL RETURN (a)                                0.40%          24.76%         (4.42)%         24.36%          (5.87)%        11.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $ 2,921,960     $ 1,762,910    $ 1,399,483     $ 1,841,000     $ 1,386,483    $ 1,719,299
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.45% (b)       0.46%          0.46%           0.46%           0.47%          0.47%
Ratio of net expenses to average
   net assets                                   0.45% (b)       0.45%          0.45%           0.45%           0.45%          0.45%
Ratio of net investment income (loss) to
   average net assets                           3.89% (b)       3.90%          4.73%           4.06%           3.70%          3.18%
Portfolio turnover rate (c)                       60%             59%            63%             39%             39%            43%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 49


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2022      -------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020            2019            2018           2017
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, beginning of period     $    122.49     $    118.32    $     80.41     $     62.07     $     68.18    $     54.10
                                         -----------     -----------    -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.25            0.08           0.24            0.58            0.52           0.43
Net realized and unrealized gain (loss)       (40.41)           4.26          38.01           18.30           (6.08)         14.12
                                         -----------     -----------    -----------     -----------     -----------    -----------
Total from investment operations              (40.16)           4.34          38.25           18.88           (5.56)         14.55
                                         -----------     -----------    -----------     -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.22)          (0.17)         (0.34)          (0.54)          (0.55)         (0.47)
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, end of period           $     82.11     $    122.49    $    118.32     $     80.41     $     62.07    $     68.18
                                         ===========     ===========    ===========     ===========     ===========    ===========
TOTAL RETURN (a)                              (32.80)%          3.67%         47.76%          30.45%          (8.22)%        26.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $ 1,005,801     $ 1,855,705    $ 1,946,373     $ 1,330,835     $   912,479    $   981,732
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.58% (b)       0.57%          0.57%           0.58%           0.59%          0.59%
Ratio of net expenses to average
   net assets                                   0.58% (b)       0.57%          0.57%           0.58%           0.59%          0.59%
Ratio of net investment income (loss) to
   average net assets                           0.48% (b)       0.07%          0.26%           0.79%           0.74%          0.71%
Portfolio turnover rate (c)                       53%             85%            75%             81%             57%            31%

FIRST TRUST NYSE(R) ARCA(R) BIOTECHNOLOGY INDEX FUND (FBT)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2022      -------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020            2019            2018           2017
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, beginning of period     $    161.97     $    168.08    $    148.84     $    124.26     $    124.52    $     90.89
                                         -----------     -----------    -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   (0.16)          (0.42)         (0.45)          (0.51)          (0.22)         (0.08)
Net realized and unrealized gain (loss)       (26.20)          (5.69)         19.69           25.09           (0.04)         33.71
                                         -----------     -----------    -----------     -----------     -----------    -----------
Total from investment operations              (26.36)          (6.11)         19.24           24.58           (0.26)         33.63
                                         -----------     -----------    -----------     -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             --              --             --              --              --             --
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, end of period           $    135.61     $    161.97    $    168.08     $    148.84     $    124.26    $    124.52
                                         ===========     ===========    ===========     ===========     ===========    ===========
TOTAL RETURN (a)                              (16.27)%         (3.64)%        12.93%          19.78%          (0.21)%        36.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $ 1,274,735     $ 1,708,757    $ 2,042,173     $ 1,800,927     $ 2,342,213    $ 1,207,811
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.56% (b)       0.55%          0.55%           0.55%           0.57%          0.56%
Ratio of net expenses to average
   net assets                                   0.56% (b)       0.55%          0.55%           0.55%           0.57%          0.56%
Ratio of net investment income (loss) to
   average net assets                          (0.21)% (b)     (0.23)%        (0.28)%         (0.25)%         (0.21)%        (0.08)%
Portfolio turnover rate (c)                       21%             39%            26%             31%             37%            36%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 50                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2022      -------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020            2019            2018           2017
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, beginning of period     $    226.02     $    212.37    $    139.12     $    116.66     $    109.82    $     79.79
                                         -----------     -----------    -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   (0.27)          (0.73)         (0.34)          (0.14)          (0.35)         (0.28)
Net realized and unrealized gain (loss)       (98.72)          14.38          73.59           22.60            7.19          30.31
                                         -----------     -----------    -----------     -----------     -----------    -----------
Total from investment operations              (98.99)          13.65          73.25           22.46            6.84          30.03
                                         -----------     -----------    -----------     -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             --              --             --              --              --             --
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, end of period           $    127.03     $    226.02    $    212.37     $    139.12     $    116.66    $    109.82
                                         ===========     ===========    ===========     ===========     ===========    ===========
TOTAL RETURN (a)                              (43.80)%          6.43%         52.65%          19.26%           6.23%         37.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $ 4,128,450     $ 9,967,573    $11,075,029     $ 7,853,367     $ 7,016,807    $ 5,490,820
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.52% (b)       0.51%          0.51%           0.52%           0.52%          0.53%
Ratio of net expenses to average
   net assets                                   0.52% (b)       0.51%          0.51%           0.52%           0.52%          0.53%
Ratio of net investment income (loss) to
   average net assets                          (0.28)% (b)     (0.30)%        (0.20)%         (0.10)%         (0.27)%        (0.32)%
Portfolio turnover rate (c)                       10%             19%            39%             28%             21%            22%

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2022      -------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020            2019            2018           2017
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, beginning of period     $     84.52     $     67.55    $     60.37     $     48.29     $     50.95    $     40.79
                                         -----------     -----------    -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.46            0.91           0.63            0.76            0.60           0.59
Net realized and unrealized gain (loss)       (14.64)          16.95           7.18           12.08           (2.65)         10.16
                                         -----------     -----------    -----------     -----------     -----------    -----------
Total from investment operations              (14.18)          17.86           7.81           12.84           (2.05)         10.75
                                         -----------     -----------    -----------     -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.38)          (0.89)         (0.63)          (0.76)          (0.61)         (0.59)
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, end of period           $     69.96     $     84.52    $     67.55     $     60.37     $     48.29    $     50.95
                                         ===========     ===========    ===========     ===========     ===========    ===========
TOTAL RETURN (a)                              (16.81)%         26.61%         13.07%           26.72%         (4.09)%        26.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $ 7,762,074     $ 9,491,932    $ 7,021,909     $ 3,392,623     $ 1,376,131    $   624,099
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.55% (b)       0.55%          0.56%           0.58%           0.60%          0.61%
Ratio of net expenses to average
   net assets                                   0.55% (b)       0.55%          0.56%           0.58%           0.60%          0.61%
Ratio of net investment income (loss) to
   average net assets                           1.20% (b)       1.23%          1.10%           1.46%           1.30%          1.33%
Portfolio turnover rate (c)                       75%            117%           133%            125%            117%            85%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 51


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2022      -------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020            2019            2018           2017
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, beginning of period     $     43.00     $     35.10    $     36.03     $     29.07     $     30.84    $     28.02
                                         -----------     -----------    -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.42            0.74           0.79            0.73            0.73           0.63
Net realized and unrealized gain (loss)        (4.27)           7.91          (0.91)           6.96           (1.77)          2.84
                                         -----------     -----------    -----------     -----------     -----------    -----------
Total from investment operations               (3.85)           8.65          (0.12)           7.69           (1.04)          3.47
                                         -----------     -----------    -----------     -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.36)          (0.75)         (0.81)          (0.73)          (0.73)         (0.65)
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, end of period           $     38.79     $     43.00    $     35.10     $     36.03     $     29.07    $     30.84
                                         ===========     ===========    ===========     ===========     ===========    ===========
TOTAL RETURN (a)                               (9.00)%         24.86%         (0.04)%         26.60%          (3.44)%        12.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $11,771,916     $12,954,187    $10,149,204     $ 9,665,219     $ 4,374,483    $ 4,194,830
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.67% (b)       0.67%          0.70%           0.71%           0.72%          0.72%
Ratio of net expenses to average
   net assets                                   0.67% (b)       0.67%          0.70%           0.70%           0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           2.04% (b)       1.91%          2.47%           2.36%           2.40%          2.19%
Portfolio turnover rate (c)                       25%             47%            86%             53%             58%            50%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 52                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8,
2003, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-two exchange-traded funds. This report covers the seven funds (each a "Fund" and collectively, the "Funds") listed below:

      First Trust Dow Jones Select MicroCap Index Fund - (NYSE Arca, Inc.
      ("NYSE Arca") ticker "FDM")
      First Trust Morningstar Dividend Leaders Index Fund - (NYSE Arca ticker
         "FDL")
      First Trust US Equity Opportunities ETF - (NYSE Arca ticker "FPX")
      First Trust NYSE(R) Arca(R) Biotechnology Index Fund - (NYSE Arca ticker
         "FBT")
      First Trust Dow Jones Internet Index Fund - (NYSE Arca ticker "FDN")
      First Trust Capital Strength ETF - (The Nasdaq Stock Market LLC ("Nasdaq")
         ticker "FTCS")
      First Trust Value Line(R) Dividend Index Fund - (NYSE  Arca ticker "FVD")

Each Fund represents a separate series of beneficial interest in the Trust.
Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                            INDEX
First Trust Dow Jones Select MicroCap Index Fund                Dow Jones Select MicroCap Index(SM)
First Trust Morningstar Dividend Leaders Index Fund             Morningstar(R) Dividend Leaders Index(SM)
First Trust US Equity Opportunities ETF                         IPOX(R)-100 U.S. Index
First Trust NYSE(R) Arca(R) Biotechnology Index Fund            NYSE(R) Arca Biotechnology Index
First Trust Dow Jones Internet Index Fund                       Dow Jones Internet Composite Index(SM)
First Trust Capital Strength ETF                                The Capital Strength Index(SM)
First Trust Value Line(R) Dividend Index Fund                   Value Line(R) Dividend Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

                                                                         Page 53


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2022, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on estimates available.
The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FPX.
The Bank of New York Mellon ("BNYM") acts as FPX's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2022, only FDM, FPX and FDN had securities in the securities lending program. During the six months ended June 30, 2022, FDM,
FPX, FBT and FDN participated in the securities lending program.

                                                                         Page 55


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a
Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended June 30, 2022, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2021 was as follows:


                                                                       Distributions        Distributions        Distributions
                                                                         paid from            paid from            paid from
                                                                      Ordinary Income       Capital Gains      Return of Capital
                                                                     ------------------    ----------------    -----------------
First Trust Dow Jones Select MicroCap Index Fund                      $      1,928,374      $           --      $            --
First Trust Morningstar Dividend Leaders Index Fund                         63,399,697                  --                   --
First Trust US Equity Opportunities ETF                                      2,739,625                  --                   --
First Trust NYSE(R) Arca(R) Biotechnology Index Fund                                --                  --                   --
First Trust Dow Jones Internet Index Fund                                           --                  --                   --
First Trust Capital Strength ETF                                            96,596,007                  --                   --
First Trust Value Line(R) Dividend Index Fund                              223,826,833                  --                   --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

As of December 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                             Accumulated
                                                                       Undistributed         Capital and        Net Unrealized
                                                                          Ordinary              Other            Appreciation
                                                                           Income            Gain (Loss)        (Depreciation)
                                                                     ------------------    ----------------    -----------------
First Trust Dow Jones Select MicroCap Index Fund                      $             --      $  (40,305,948)     $    23,285,072
First Trust Morningstar Dividend Leaders Index Fund                            443,847        (318,003,250)         190,044,491
First Trust US Equity Opportunities ETF                                             --        (339,367,710)         343,348,716
First Trust NYSE(R) Arca(R) Biotechnology Index Fund                                --        (325,213,864)         (88,814,716)
First Trust Dow Jones Internet Index Fund                                           --        (441,487,423)       1,778,641,929
First Trust Capital Strength ETF                                             2,812,383        (326,660,331)       1,522,198,442
First Trust Value Line(R) Dividend Index Fund                                       --        (436,542,343)       2,305,345,992


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2018,
2019, 2020, and 2021 remain open to federal and state audit. As of June 30,
2022, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                          Non-Expiring Capital
                                                            Loss Carryforwards
                                                          --------------------
First Trust Dow Jones Select MicroCap Index Fund              $ 40,305,948
First Trust Morningstar Dividend Leaders Index Fund            318,003,250
First Trust US Equity Opportunities ETF                        339,367,710
First Trust NYSE(R) Arca(R) Biotechnology Index Fund           325,213,864
First Trust Dow Jones Internet Index Fund                      441,487,423
First Trust Capital Strength ETF                               326,660,331
First Trust Value Line(R) Dividend Index Fund*                 436,542,343


* $11,007,161 of First Trust Value Line(R) Dividend Index Fund's non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $364,521 per year.

During the taxable year ended December 31, 2021, the following Funds utilized non-expiring capital loss carryforwards in the following amount:


                                                              Capital Loss
                                                              Carryforward
                                                                Utilized
                                                          --------------------
First Trust Dow Jones Select MicroCap Index Fund              $    5,893,625
First Trust Morningstar Dividend Leaders Index Fund               44,628,469
First Trust Value Line(R) Dividend Index Fund                    262,677,258


                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2021, the Funds had no net late year ordinary or capital losses.

As of June 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/ (depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                           Gross              Gross          Net Unrealized
                                                                         Unrealized         Unrealized        Appreciation
                                                       Tax Cost         Appreciation      (Depreciation)     (Depreciation)
                                                   ----------------   ----------------   ----------------   ----------------
First Trust Dow Jones Select MicroCap Index
   Fund                                            $    156,070,812   $     12,121,057   $    (23,114,842)  $    (10,993,785)
First Trust Morningstar Dividend Leaders Index
   Fund                                               2,840,083,653        130,310,591        (62,648,621)        67,661,970
First Trust US Equity Opportunities ETF               1,116,082,516         62,792,560       (146,313,235)       (83,520,675)
First Trust NYSE(R) Arca(R) Biotechnology Index
   Fund                                               1,434,808,259        162,972,524       (323,670,757)      (160,698,233)
First Trust Dow Jones Internet Index
   Fund                                               6,377,645,775        161,252,840     (2,398,631,067)    (2,237,378,227)
First Trust Capital Strength ETF                      7,934,676,249        423,166,928       (604,309,133)      (181,142,205)
First Trust Value Line(R) Dividend Index
   Fund                                              10,853,286,454      1,327,704,951       (426,688,084)       901,016,867


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the
Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following
"Licensors" for the respective Funds:


FUND                                                            LICENSOR
First Trust Dow Jones Select MicroCap Index Fund                S&P Dow Jones Indices LLC
First Trust Morningstar Dividend Leaders Index Fund             Morningstar, Inc.
First Trust US Equity Opportunities ETF                         IPOX(R) Schuster LLC
First Trust NYSE(R) Arca(R) Biotechnology Index Fund            ICE Data Indices, LLC
First Trust Dow Jones Internet Index Fund                       S&P Dow Jones Indices LLC
First Trust Capital Strength ETF                                Nasdaq, Inc.
First Trust Value Line(R) Dividend Index Fund                   Value Line Publishing LLC


The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

For these services, First Trust is entitled to receive monthly fees from each
Fund calculated at the following annual rates:


                                                                  % of Average
                                                                Daily Net Assets
                                                                ----------------
First Trust Dow Jones Select MicroCap Index Fund                     0.50%
First Trust Morningstar Dividend Leaders Index Fund                  0.30%
First Trust US Equity Opportunities ETF                              0.40%
First Trust NYSE(R) Arca(R) Biotechnology Index Fund                 0.40%
First Trust Dow Jones Internet Index Fund                            0.40%
First Trust Capital Strength ETF                                     0.50%
First Trust Value Line(R) Dividend Index Fund                        0.50%


The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least
April 30, 2024.


                                                                  Expense Cap
                                                                ----------------
First Trust Dow Jones Select MicroCap Index Fund                     0.60%
First Trust Morningstar Dividend Leaders Index Fund                  0.45%
First Trust US Equity Opportunities ETF                              0.60%
First Trust NYSE(R) Arca(R) Biotechnology Index Fund                 0.60%
First Trust Dow Jones Internet Index Fund                            0.60%
First Trust Capital Strength ETF                                     0.65%
First Trust Value Line(R) Dividend Index Fund                        0.70%


Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund's expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived or expenses were reimbursed, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended
June 30, 2022 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:


                                                                               Fees Waived or Expenses Borne by First Trust
                                                                                           Subject to Recovery
                                                                      --------------------------------------------------------------
                                          Advisory                    Six Months      Year         Year      Six Months
                                             Fee         Expense        Ended        Ended        Ended        Ended
                                           Waivers    Reimbursement   12/31/2019   12/31/2020   12/31/2021   6/30/2022      Total
                                          ---------   -------------   ----------   ----------   ----------   ----------   ----------
First Trust Dow Jones Select MicroCap
   Index Fund                             $  70,833   $          --   $   72,599   $  127,387   $  139,062   $   70,833   $  409,881
First Trust Morningstar Dividend
   Leaders Index Fund                        55,297              --      119,786      162,827      131,819       55,297      469,729


The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each
Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

                                                                         Page 59


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust Dow Jones Select MicroCap Index Fund                  $    10,138,316   $     9,915,085
First Trust Morningstar Dividend Leaders Index Fund                 1,341,017,707     1,344,384,869
First Trust US Equity Opportunities ETF                               730,072,973       727,696,609
First Trust NYSE(R) Arca(R) Biotechnology Index Fund                  304,867,085       307,338,512
First Trust Dow Jones Internet Index Fund                             632,522,553       642,417,967
First Trust Capital Strength ETF                                    6,402,511,188     6,394,341,429
First Trust Value Line(R) Dividend Index Fund                       3,182,849,732     3,162,436,726


For the six months ended June 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust Dow Jones Select MicroCap Index Fund                  $     2,855,577   $    20,371,790
First Trust Morningstar Dividend Leaders Index Fund                 1,953,185,997       683,492,240
First Trust US Equity Opportunities ETF                                35,888,674       328,686,159
First Trust NYSE(R) Arca(R) Biotechnology Index Fund                   22,512,484       185,723,422
First Trust Dow Jones Internet Index Fund                             937,130,630     3,103,281,904
First Trust Capital Strength ETF                                    2,571,787,216     2,633,311,891
First Trust Value Line(R) Dividend Index Fund                       1,792,851,590     1,685,028,117


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2024.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 61


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

                                                                         Page 63

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Agreement") with First Trust Advisors L.P.
(the "Advisor") on behalf of the following seven series of the Trust (each a
"Fund" and collectively, the "Funds"):

      First Trust Dow Jones Select MicroCap Index Fund (FDM)
      First Trust Morningstar Dividend Leaders Index Fund (FDL)
      First Trust US Equity Opportunities ETF (FPX)
      First Trust NYSE(R) Arca(R) Biotechnology Index Fund (FBT)
      First Trust Dow Jones Internet Index Fund (FDN)
      First Trust Capital Strength ETF (FTCS)
      First Trust Value Line(R) Dividend Index Fund (FVD)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12-13, 2022. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2022 and June 12-13, 2022, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the
"Expense Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any indirect benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on
April 18, 2022, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the
April meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 12-13, 2022 meeting, as well as at the June meeting. The
Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the
Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2022 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the advisory fee rate payable by each Fund under the
Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2024.
For each Fund, the Board noted that expenses reimbursed and fees waived are subject to recovery by the Advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment would be made by the Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of each Fund was above the median total (net)
expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2022 meeting, discussed with
Broadridge its methodology for assembling peer groups and discussed with the
Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF

                                                                         Page 65


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

clients that limited their comparability. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the
Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2021 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. With respect to FTCS, the Board noted that during 2013, the Fund changed its underlying index to The Capital Strength Index(SM), and that the performance information included a blend of the old and new indexes. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by
Broadridge comparing each Fund's performance to that of its respective
Performance Universe and to that of a broad-based benchmark index and noted the
Advisor's discussion of FPX's, FBT's and FDN's performance at the April 18, 2022 meeting, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes that its expenses relating to providing advisory services to the Funds will likely increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each
Fund for the twelve months ended December 31, 2021 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 67

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                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund
Book 2

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)
First Trust S&P REIT Index Fund (FRI)
First Trust Water ETF (FIW)
First Trust Natural Gas ETF (FCG)
First Trust Chindia ETF (FNI)
First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)

Semi-Annual Report
For the Six Months Ended
June 30, 2022


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2022

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview

Portfolio of Investments


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the
"Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2022

Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for certain funds in the First Trust Exchange-Traded Fund (the "Funds"), which contains detailed information about the Funds for the six months ended June 30, 2022.

The trillions of dollars of stimulus funneled into the U.S. financial system by the Federal government throughout the bulk of the coronavirus ("COVID-19")
pandemic was effective in bolstering economic activity, as reflected by some impressive gross domestic product ("GDP") statistics. It also fueled inflation.
I will touch on that angle as well. Data from the U.S. Bureau of Economic
Analysis indicates that annualized real GDP growth rates over the four quarters comprising 2021 were 6.3%, 6.7%, 2.3% and 6.9%, respectively. It appears, however, that the upside from those stimulus dollars may be waning. In the first two quarters of 2022, the U.S. economy contracted. Real GDP declined by an annualized 1.6% in the first quarter and declined by an annualized 0.9% in the second quarter. Why the downturn? Well, the lion's share of the stimulus programs for individuals ended in September 2021. The war between Russia and
Ukraine, which commenced in late February 2022, China's COVID-19 shutdown this year and the ongoing supply chain bottlenecks have also provided a drag on the global economy and securities markets, in my opinion. While the standard definition of a recession is two consecutive quarters of negative GDP growth, the official arbiter of declaring recessions in the U.S. belongs to the National
Bureau of Economic Research, and it factors in additional economic indicators in its evaluation process. Even if we were to experience a recession, it does not necessarily mean it will be deep in scope. Currently, the Federal Reserve (the
"Fed") is still hoping to orchestrate a soft landing for the economy, though it admits it will be challenging.

In addition to the recent decline in economic activity, the financial media is paying a good deal of attention to the inverted yield curve in the Treasury market, particularly the spread between the yields on the 2-Year and 10-Year
Treasury Note ("T-Note"). As of July 27, 2022, the closing yield on the 2-Year
T-Note was 3.00%, 21 basis points ("bps") above the 2.79% yield on the 10-Year
T-Note. The current inversion has only been in play in earnest since July 5,
2022. Yields on shorter-maturity bonds should be lower than those further out on the curve. For the 30-year period ended July 27, 2022, the average yield on the
10-Year T-Note was 113 bps higher than the average yield on the 2-Year T-Note.
Historically, such inversions have portended that a recession is likely to arrive in the next 12-24 months. At its meeting on July 27, 2022, the Fed raised the Federal Funds target rate by 75 bps to combat the spike in inflation. The target rate currently sits at 2.50%, marking the upper bound of its 2.25% to
2.50% range. The Fed's next meeting is scheduled for September 20-21, 2022.

In the current climate, the number one goal is to tame inflation. The Fed has made it clear that it is committed to doing so. The Consumer Price Index stood at a trailing 12-month rate of 9.1% in June 2022, its highest level since 1981.
Surging inflation is the number one concern of Americans. It is certainly going to be a hot button issue in the upcoming mid-term elections in November. A recent CNN poll revealed that 75% of Americans consider inflation their top economic concern and only 25% approve of President Joe Biden's efforts to curtail it. This dovetails into another concern: the markets. With respect to returns, on a year-to-date and 12-month basis, all the major domestic and foreign stock and bond indices were sitting in negative territory, based on their respective total returns through June 30, 2022. Sell-offs are a natural part of market cycles. We all know that prices do not go up in a straight line.
As previously noted, the Fed, the economy and the markets are battling some significant headwinds. The good news is we know what they are. Suffice it to say, it will take some time to remedy them. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2022 (UNAUDITED)

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

As we head into the second half of 2022, the latest hot topic appears to be whether or not the U.S. economy is on the cusp of a recession. After all, real gross domestic product ("GDP") declined by an annualized 1.6% in the first quarter of 2022, according to data from the U.S. Bureau of Economic Analysis.
The technical definition of a recession is two consecutive quarters of negative
GDP growth. Opinions on this topic vary. Some pundits believe the U.S. economy is already in a recession. Brian Wesbury, Chief Economist at First Trust, is not
one of them. Wesbury notes that the official arbiter of recessions, the National
Bureau of Economic Research, considers other factors beyond just real GDP, including the job market, manufacturing activity and real income. While subject to change, Wesbury does not currently foresee a recession arriving until late
2023 or 2024. Investors should monitor the actions of the Federal Reserve (the
"Fed") over the next few months. We are anticipating additional interest rate hikes by the Fed to combat the surge in inflation, which reached 9.1% on a trailing 12-month basis in June 2022, as measured by the Consumer Price Index.

The global growth forecast from the International Monetary Fund ("IMF") released in April 2022 projected a 3.6% real GDP growth rate for 2022, down from 6.1% in
2021. The IMF is calling for a 3.7% growth rate for the U.S. in 2022, down from
5.7% the previous year. Advanced Economies are expected to register a 3.3%
growth rate, down from 5.2%. While the gap has narrowed from prior years,
Emerging Market and Developing Economies are still expected to grow faster than
Advanced Economies. Their 2022 growth rate estimate is 3.8%, down from 6.8% a year ago.

Investors continued to funnel capital into exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") in the first half of 2022 despite the sharp sell-off in the markets. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at $6.18 trillion at the close of June 2022, down from $7.21 trillion at the end of 2021. In the first half of 2022, net inflows to ETFs/ETPs listed in the U.S.
totaled $307.49 billion, with $158.73 billion of it flowing to equity funds.
Total assets invested in ETFs/ETPs listed globally stood at $8.86 trillion, down from $10.27 trillion at the end of 2021. In the first half of this year, net inflows to ETFs/ETPs listed globally totaled $463.81 billion, with $277.22 billion of it flowing to equity funds.

U.S. STOCKS AND BONDS

In the first half of 2022, three of the major U.S. stock indices posted double-digit declines. The S&P 500(R) Index (the "Index"), S&P MidCap 400(R)
Index and S&P SmallCap 600(R) Index posted total returns of -19.96%, -19.54%, and -18.94%, respectively, according to Bloomberg. Only one of the 11 major sectors that comprise the Index posted positive total returns. The top-performing sector was Energy, up 31.84%, while the worst-performing sector was Consumer Discretionary, down 32.82%. Bloomberg's 2022 and 2023 consensus earnings growth rate estimates for the Index were 10.37% and 8.49%, respectively, as of July 1, 2022.

The Index posted a price-only return (dividends not included) of -20.58% in the first half of 2022, the worst showing since a 21.01% decline in the first half of 1970, according to MarketWatch. The definition of a bear market is a 20%
price decline from the most recent peak of a security or index. Statistics provided by Dow Jones Market Data indicate that, since 1932, the Index has endured a first-half decline of 15% or more on five occasions (1932, 1939, 1940,
1962 and 1970). The Index rebounded over the following six months in each of those instances. The average second-half return for the five occurrences was
23.66%, with a median return of 15.25%, according to MarketWatch. Keep in mind, past performance is no guarantee of future results.

In the U.S. bond market, all the major bond groups posted negative total returns in the first half of 2022. The top performing major debt group we track was intermediate Treasuries. The Bloomberg U.S. Treasury: Intermediate Index posted a total return of -5.80%. The worst performing debt group we track was long-term municipal bonds. The Bloomberg Municipal Bond: Long Bond (22+) Index posted a total return of -14.66%. The yield on the benchmark 10-Year Treasury Note rose
151 basis points to 3.02% in the first half of 2022, according to Bloomberg. For comparative purposes, its average yield for the 20-year period ended June 30,
2022, was 2.92%.

FOREIGN STOCKS AND BONDS

The U.S. Dollar rose by 9.43% against a basket of major currencies in the first half of 2022, as measured by the U.S. Dollar Index ("DXY"), according to
Bloomberg. The DXY Index closed at a reading of 104.69 on June 30, 2022, significantly above its 20-year average of 88.49. The stronger U.S. Dollar had a negative influence on the returns of foreign securities held by U.S. investors, provided they were unhedged.

The Bloomberg EM Hard Currency Aggregate Index of emerging markets debt posted a total return of -18.50% (USD), while the Bloomberg Global Aggregate Index of higher quality debt declined by 13.91% (USD). With respect to equities, the MSCI
Emerging Markets Index of stocks posted a total return of -17.63% (USD), while the MSCI World ex USA Index was down 18.76% (USD) on a total return basis, according to Bloomberg.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

The First Trust NASDAQ-100 Equal Weighted Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Nasdaq-100 Equal
Weighted Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is the equal-weighted version of the Nasdaq-100 Index(R), which includes 100 of the largest U.S. and international non-financial companies listed on The Nasdaq Stock Market LLC
("Nasdaq") based on market capitalization. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the Nasdaq. The first day of secondary market trading in shares of the Fund was April 25, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended      (4/19/06)      Ended      Ended      (4/19/06)
                                    6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                 -25.97%     -21.74%    10.88%      14.06%       10.07%       67.62%    272.52%      373.27%
Market Price                        -25.96%     -21.72%    10.86%      14.06%       10.08%       67.41%    272.83%      373.48%
INDEX PERFORMANCE

Nasdaq-100 Equal Weighted
   Index(SM)                        -25.79%     -21.30%    11.56%      14.76%       10.75%       72.79%    296.23%      423.07%
S&P 500(R) Index                    -19.96%     -10.62%    11.31%      12.96%        8.96%       70.86%    238.16%      301.31%
Nasdaq-100 Index(R)                 -29.22%     -20.38%    16.37%      17.27%       13.47%      113.45%    391.89%      674.50%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                         41.2%
Consumer Discretionary                         14.5
Health Care                                    13.1
Communication Services                         11.9
Industrials                                     8.0
Consumer Staples                                7.1
Utilities                                       4.2
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Moderna, Inc.                                   1.1%
Exelon Corp.                                    1.1
Datadog, Inc., Class A                          1.1
Xcel Energy, Inc.                               1.1
Okta, Inc.                                      1.1
Kraft Heinz (The) Co.                           1.1
Old Dominion Freight Line, Inc.                 1.1
American Electric Power Co., Inc.               1.1
AstraZeneca PLC, ADR                            1.0
Charter Communications, Inc., Class A           1.0
                                             -------
   Total                                       10.8%
                                             =======

-----------------------------
Nasdaq(R), Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq-100 Equal Weighted
Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW) (CONTINUED)


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  DECEMBER 31, 2011 - JUNE 30, 2022

                First Trust
             NASDAQ-100 Equal          Nasdaq-100 Equal        S&P 500(R)       Nasdaq-100
            Weighted Index Fund       Weighted Index(SM)         Index           Index(R)
12/11             $10,000                  $10,000              $10,000           $10,000
06/12              10,918                   10,945               10,949            11,544
12/12              11,486                   11,545               11,600            11,835
06/13              13,278                   13,406               13,203            13,029
12/13              16,074                   16,278               15,356            16,204
06/14              17,357                   17,631               16,452            17,479
12/14              19,150                   19,507               17,459            19,349
06/15              19,604                   20,028               17,674            20,204
12/15              19,577                   20,070               17,701            21,236
06/16              19,013                   19,542               18,381            20,563
12/16              20,950                   21,606               19,818            22,782
06/17              24,266                   25,100               21,669            26,605
12/17              26,399                   27,394               24,144            30,298
06/18              27,645                   28,766               24,784            33,525
12/18              25,038                   26,131               23,086            30,310
06/19              30,636                   32,078               27,366            36,933
12/19              33,997                   35,706               30,354            42,270
06/20              36,900                   38,873               29,419            49,409
12/20              46,693                   49,341               35,938            62,927
06/21              51,974                   55,104               41,419            71,321
12/21              54,939                   58,443               46,257            80,229
06/22              40,671                   43,371               37,024            56,786


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

The First Trust NASDAQ-100-Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Nasdaq-100 Technology
Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is an equal-weighted index composed of the securities comprising the Nasdaq-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. The Nasdaq-100 Index(R) includes 100 of the largest U.S.
and international non-financial companies listed on the Nasdaq based on market capitalization. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The Fund's shares are listed for trading on the
Nasdaq. The first day of secondary market trading in shares of the Fund was
April 25, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended      (4/19/06)      Ended      Ended      (4/19/06)
                                    6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                 -34.71%     -28.02%    13.50%      17.31%       12.01%       88.37%    393.53%      527.75%
Market Price                        -34.70%     -27.99%    13.50%      17.31%       12.01%       88.36%    393.54%      528.01%
INDEX PERFORMANCE

Nasdaq-100 Technology Sector
   Index(SM)                        -34.52%     -27.57%    14.20%      18.05%       12.71%       94.22%    425.39%      594.74%
S&P 500(R) Index                    -19.96%     -10.62%    11.31%      12.96%        8.96%       70.86%    238.16%      301.31%
S&P 500 Information Technology
   Index                            -26.91%     -13.56%    20.22%      18.69%       13.53%      151.10%    454.78%      681.33%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION(1)              LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                         90.2%
Communication Services                          9.8
                                             -------
   Total                                      100.0%
                                             =======

(1)   The above sector classification is based on Standard & Poor's Global
      Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Datadog, Inc., Class A                         2.7%
Okta, Inc.                                      2.7
Atlassian Corp. PLC, Class A                    2.6
VeriSign, Inc.                                  2.6
QUALCOMM, Inc.                                  2.6
Baidu, Inc., ADR                                2.5
Fortinet, Inc.                                  2.5
Zscaler, Inc.                                   2.5
Cadence Design Systems, Inc.                    2.5
Intuit, Inc.                                    2.5
                                             -------
   Total                                       25.7%
                                             =======

-----------------------------
Nasdaq(R), Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq-100 Technology Sector
Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC) (CONTINUED)


                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     DECEMBER 31, 2011 - JUNE 30, 2022

               First Trust
               NASDAQ-100-             Nasdaq-100
            Technology Sector       Technology Sector       S&P 500(R)       S&P 500 Information
            Sector Index Fund           Index(SM)             Index           Technology Index
12/11            $10,000                 $10,000             $10,000               $10,000
06/12             10,456                  10,489              10,949                11,334
12/12             10,802                  10,870              11,600                11,482
06/13             12,068                  12,183              13,203                12,211
12/13             14,920                  15,111              15,356                14,746
06/14             16,878                  17,148              16,452                16,064
12/14             18,625                  18,985              17,459                17,712
06/15             18,165                  18,567              17,674                17,847
12/15             18,368                  18,834              17,701                18,763
06/16             18,906                  19,456              18,381                18,703
12/16             23,009                  23,766              19,818                21,361
06/17             27,392                  28,374              21,669                25,042
12/17             31,720                  32,959              24,144                29,657
06/18             34,048                  35,480              24,784                32,881
12/18             30,228                  31,591              23,086                29,573
06/19             38,166                  40,010              27,366                37,596
12/19             44,849                  47,168              30,354                44,446
06/20             49,123                  51,833              29,419                51,091
12/20             62,258                  65,890              35,938                63,951
06/21             71,684                  76,077              41,419                72,751
12/21             79,033                  84,160              46,257                86,029
06/22             51,601                  55,108              37,024                62,879


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Nasdaq-100 Ex-Tech
Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is an equal-weighted index composed of the securities comprising the Nasdaq-100 Index(R) that are not classified as "technology" according to the Industry Classification Benchmark classification system. The Nasdaq-100 Index(R) includes 100 of the largest U.S.
and international non-financial companies listed on the Nasdaq based on market capitalization. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The Fund's shares are listed for trading on the
Nasdaq. The first day of secondary market trading in shares of the Fund was
February 15, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended       (2/8/07)      Ended      Ended       (2/8/07)
                                    6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                 -19.65%     -17.49%     9.38%      12.29%       9.05%       56.55%     218.81%      279.60%
Market Price                        -19.69%     -17.54%     9.37%      12.39%       9.05%       56.50%     221.47%      279.50%

INDEX PERFORMANCE
Nasdaq-100 Ex-Tech Sector
   Index(SM)                        -19.48%     -17.04%    10.03%      12.97%       9.73%       61.24%     238.52%      317.13%
Russell 1000(R) Index               -20.94%     -13.04%    11.00%      12.82%       8.58%       68.52%     234.08%      254.86%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                         24.2%
Health Care                                    22.1
Industrials                                    13.5
Communication Services                         13.2
Consumer Staples                               11.9
Information Technology                          8.1
Utilities                                       7.0
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Moderna, Inc.                                   1.8%
Exelon Corp.                                    1.8
Xcel Energy, Inc.                               1.8
Old Dominion Freight Line, Inc.                 1.8
American Electric Power Co., Inc.               1.8
Dexcom, Inc.                                    1.8
AstraZeneca PLC, ADR                            1.8
O'Reilly Automotive, Inc.                       1.7
Cintas Corp.                                    1.7
Costco Wholesale Corp.                          1.7
                                             -------
   Total                                       17.7%
                                             =======

-----------------------------
Nasdaq(R), Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq-100 Ex-Tech Sector
Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT) (CONTINUED)


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            DECEMBER 31, 2011 - JUNE 30, 2022

                First Trust
                 NASDAQ-100               Nasdaq-100
            Ex-Technology Sector        Ex-Tech Sector        Russell 1000(R)
                 Index Fund               Index(SM)                Index
12/11             $10,000                  $10,000                $10,000
06/12              11,277                   11,306                 10,938
12/12              12,031                   12,091                 11,642
06/13              14,290                   14,431                 13,261
12/13              16,992                   17,206                 15,497
06/14              17,770                   18,054                 16,624
12/14              19,600                   19,964                 17,550
06/15              20,664                   21,118                 17,850
12/15              20,530                   21,055                 17,711
06/16              19,288                   19,821                 18,373
12/16              20,092                   20,705                 19,845
06/17              22,961                   23,736                 21,685
12/17              24,192                   25,079                 24,148
06/18              24,954                   25,939                 24,836
12/18              22,843                   23,809                 22,993
06/19              27,396                   28,652                 27,325
12/19              29,319                   30,752                 30,219
06/20              31,612                   33,255                 29,370
12/20              40,018                   42,231                 36,554
06/21              43,568                   46,125                 42,019
12/21              44,744                   47,535                 46,224
06/22              35,952                   38,275                 36,545


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (the "Fund")
seeks investment results that correspond generally to the price and yield
(before the Fund's fees and expenses) of an equity index called the Nasdaq(R)
Clean Edge(R) Green Energy Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of small, mid and large capitalization clean-energy companies that are publicly traded in the United States. The Index is rebalanced quarterly and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the Nasdaq. The first day of secondary market trading in shares of the Fund was February 14, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended       (2/8/07)      Ended      Ended       (2/8/07)
                                    6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                 -23.09%     -24.45%    24.42%      19.70%       6.97%       198.11%    503.78%      181.97%
Market Price                        -23.06%     -24.45%    24.41%      19.73%       6.97%       198.00%    505.26%      182.05%

INDEX PERFORMANCE
Nasdaq(R) Clean Edge(R) Green
   Energy Index(SM)                 -22.98%     -24.15%    24.75%      19.70%       7.19%       202.11%    503.93%      191.22%
Russell 2000(R) Index               -23.43%     -25.20%     5.17%       9.35%       6.34%        28.65%    144.49%      157.71%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                         36.4%
Consumer Discretionary                         21.9
Industrials                                    17.1
Materials                                      12.1
Utilities                                      10.9
Financials                                      1.2
Energy                                          0.4
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
NIO, Inc., ADR                                  9.8%
Enphase Energy, Inc.                            8.9
Tesla, Inc.                                     7.5
ON Semiconductor Corp.                          7.0
Albemarle Corp.                                 6.8
SolarEdge Technologies, Inc.                    4.3
XPeng, Inc., ADR                                4.0
Plug Power, Inc.                                3.3
Brookfield Renewable Partners, L.P.             3.3
Wolfspeed, Inc.                                 2.7
                                             -------
   Total                                       57.6%
                                             =======

-----------------------------
Nasdaq(R), Clean Edge(R), and Nasdaq(R) Clean Edge(R) Green Energy Index(SM) are
registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) (CONTINUED)


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             DECEMBER 31, 2011 - JUNE 30, 2022

                First Trust
                 NASDAQ(R)                 Nasdaq(R)
            Clean Edge(R) Green          Clean Edge(R)           Russell 2000(R)
             Energy Index Fund       Green Energy Index(SM)           Index
12/11             $10,000                   $10,000                  $10,000
06/12               9,679                     9,659                   10,853
12/12               9,950                     9,869                   11,634
06/13              14,874                    14,714                   13,479
12/13              18,883                    18,685                   16,151
06/14              21,717                    21,495                   16,666
12/14              18,307                    18,101                   16,941
06/15              19,647                    19,430                   17,746
12/15              17,128                    16,947                   16,193
06/16              15,449                    15,247                   16,552
12/16              16,764                    16,497                   19,644
06/17              19,599                    19,310                   20,624
12/17              22,084                    21,784                   22,521
06/18              21,262                    20,993                   24,246
12/18              19,385                    19,146                   20,039
06/19              23,355                    23,073                   23,442
12/19              27,659                    27,314                   25,153
06/20              33,122                    32,719                   21,888
12/20              78,420                    77,799                   30,178
06/21              77,369                    76,912                   35,471
12/21              75,978                    75,736                   34,652
06/22              58,435                    58,332                   26,533


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI)

The First Trust S&P REIT Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S&P United States REIT Index (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the real estate investment trusts ("REITs")
that comprise the Index. The Index seeks to measure the performance of publicly traded REITs domiciled in the U.S. that meet certain eligibility requirements.
The Index is rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 10, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                    6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                 -20.36%      -6.49%     4.74%       6.67%       4.36%       26.03%      90.75%       90.85%
Market Price                        -20.38%      -6.49%     4.74%       6.69%       4.36%       26.03%      91.08%       90.87%

INDEX PERFORMANCE
S&P United States REIT Index*       -20.20%      -6.20%     5.26%       7.22%        N/A        29.20%     100.89%        N/A
FTSE EPRA/NAREIT North
   America Index                    -20.50%      -7.20%     4.69%       6.55%       4.47%       25.76%      88.63%       93.84%
Russell 3000(R) Index               -21.10%     -13.87%    10.60%      12.57%       8.27%       65.47%     226.86%      232.97%
------------------------------------------------------------------------------------------------------------------------------------


*     On November 6, 2008, the Fund's underlying index changed from the S&P REIT
      Composite Index to the S&P United States REIT Index. Effective December
      31, 2008, the S&P REIT Composite Index was discontinued. Therefore, the
      Fund's performance and historical returns shown for the periods prior to
      November 6, 2008 are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. The inception date of the Index was June 30, 2008. Returns for the Index are only disclosed for those periods in which the Index was in existence for the whole period.

(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
REIT CLASSIFICATION                   LONG-TERM INVESTMENTS
-----------------------------------------------------------
Specialized                                    24.3%
Residential                                    20.1
Industrial                                     15.1
Retail                                         14.6
Health Care                                    11.0
Office                                          7.7
Diversified                                     3.9
Hotel & Resort                                  3.3
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Prologis, Inc.                                  8.4%
Equinix, Inc.                                   5.8
Public Storage                                  4.6
Realty Income Corp.                             4.0
Welltower, Inc.                                 3.6
Digital Realty Trust, Inc.                      3.6
Simon Property Group, Inc.                      3.0
VICI Properties, Inc.                           2.8
AvalonBay Communities, Inc.                     2.6
Equity Residential                              2.4
                                             -------
   Total                                       40.8%
                                             =======

-----------------------------
S&P United States REIT Index ("Index") is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First Trust. S&P(R)
is a registered trademark of Standard & Poor's Financial Services LLC ("S&P");
and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI) (CONTINUED)


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       DECEMBER 31, 2011 - JUNE 30, 2022

                First Trust          S&P United States       FTSE EPRA/NAREIT        Russell 3000(R)
            S&P REIT Index Fund         REIT Index          North America Index           Index
12/11             $10,000                 $10,000                 $10,000                $10,000
06/12              11,464                  11,493                  11,462                 10,932
12/12              11,739                  11,799                  11,815                 11,641
06/13              12,454                  12,558                  12,370                 13,278
12/13              11,953                  12,082                  11,966                 15,547
06/14              14,028                  14,213                  14,010                 16,626
12/14              15,493                  15,739                  15,335                 17,499
06/15              14,512                  14,779                  14,406                 17,838
12/15              15,798                  16,139                  15,613                 17,583
06/16              17,845                  18,284                  17,661                 18,220
12/16              17,049                  17,511                  16,889                 19,822
06/17              17,352                  17,873                  17,195                 21,592
12/17              17,694                  18,270                  17,661                 24,010
06/18              17,890                  18,520                  17,945                 24,783
12/18              16,948                  17,576                  16,970                 22,756
06/19              19,722                  20,518                  19,824                 27,014
12/19              20,959                  21,872                  21,128                 29,815
06/20              17,061                  17,861                  16,695                 28,777
12/20              19,266                  20,225                  19,069                 36,036
06/21              23,385                  24,614                  23,293                 41,481
12/21              27,458                  28,931                  27,196                 45,285
06/22              21,868                  23,087                  21,621                 35,730


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST WATER ETF (FIW)

The First Trust Water ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Clean Edge Water Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of small, mid and large capitalization companies that derive a substantial portion of their revenues from the potable water and wastewater industry, according to Clean Edge. The Fund's shares are listed for trading on the NYSE Arca. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the changes are made public. The first day of secondary market trading in shares of the Fund was May 11, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                    6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                 -23.70%     -13.23%    11.63%      13.09%        9.66%      73.38%     242.17%      303.88%
Market Price                        -23.73%     -13.29%    11.62%      12.98%        9.65%      73.29%     238.78%      303.75%

INDEX PERFORMANCE
ISE Clean Edge Water Index          -23.50%     -12.30%    12.38%      13.81%       10.37%      79.28%     264.45%      345.52%
Russell 3000(R) Index               -21.10%     -13.87%    10.60%      12.57%        8.27%      65.47%     226.86%      232.97%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                    52.1%
Utilities                                      22.7
Health Care                                    11.2
Information Technology                          8.1
Materials                                       3.9
Consumer Staples                                2.0
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
American Water Works Co., Inc.                  4.4%
Essential Utilities, Inc.                       4.4
IDEX Corp.                                      4.2
Danaher Corp.                                   4.1
Agilent Technologies, Inc.                      4.1
AECOM                                           4.0
Roper Technologies, Inc.                        3.9
Xylem, Inc.                                     3.9
Ecolab, Inc.                                    3.9
Algonquin Power & Utilities Corp.               3.6
                                             -------
   Total                                       40.5%
                                             =======

-----------------------------
Nasdaq(R), Clean Edge(R), and ISE Clean Edge Water Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively
(together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST WATER ETF (FIW) (CONTINUED)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    DECEMBER 31, 2011 - JUNE 30, 2022

            First Trust     ISE Clean Edge     Russell 3000(R)
             Water ETF       Water Index            Index
12/11         $10,000          $10,000             $10,000
06/12          10,992           11,037              10,932
12/12          12,684           12,778              11,641
06/13          13,583           13,741              13,278
12/13          16,605           16,853              15,547
06/14          17,078           17,380              16,626
12/14          16,665           17,015              17,499
06/15          15,562           15,936              17,838
12/15          15,030           15,440              17,583
06/16          17,644           18,188              18,220
12/16          19,871           20,538              19,822
06/17          21,695           22,434              21,592
12/17          24,689           25,604              24,010
06/18          24,491           25,420              24,783
12/18          22,493           23,404              22,751
06/19          28,118           29,349              27,008
12/19          30,840           32,281              29,809
06/20          28,768           30,257              28,772
12/20          37,378           39,434              36,034
06/21          43,344           45,854              41,485
12/21          49,295           52,578              45,285
06/22          37,612           40,222              35,730


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NATURAL GAS ETF (FCG)

The First Trust Natural Gas ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE-Revere Natural Gas(TM) Index (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks, depositary receipts and master limited partnership ("MLP") units that comprise the Index. The Index is designed to track the performance of mid and large capitalization companies that derive a substantial portion of their revenue from mid-stream activities and/or the exploration and production of natural gas. The Fund's shares are listed for trading on the NYSE Arca. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The first day of secondary market trading in shares of the Fund was May 11, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS          CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                    6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                  29.15%      37.14%     3.73%     -10.65%       -8.21%      20.09%     -67.59%      -72.69%
Market Price                         29.23%      37.05%     3.75%     -10.66%       -8.21%      20.21%     -67.61%      -72.69%

INDEX PERFORMANCE
ISE-Revere Natural Gas(TM) Index     29.53%      38.03%     3.35%     -10.82%       -8.11%      17.92%     -68.19%      -72.21%
S&P Composite 1500(R) Energy Index   30.95%      38.07%     6.30%       3.58%        3.07%      35.74%      42.10%       58.18%
Russell 3000(R) Index               -21.10%     -13.87%    10.60%      12.57%        8.27%      65.47%     226.86%      232.97%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
SUB-INDUSTRY CLASSIFICATION           LONG-TERM INVESTMENTS
-----------------------------------------------------------
Oil & Gas Exploration & Production             79.7%
Oil & Gas Storage & Transportation             14.3
Integrated Oil & Gas                            4.0
Gas Utilities                                   2.0
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Western Midstream Partners, L.P.                5.1%
DCP Midstream, L.P.                             4.8
Hess Midstream, L.P., Class A                   4.4
Occidental Petroleum Corp.                      4.0
ConocoPhillips                                  3.8
EOG Resources, Inc.                             3.7
Pioneer Natural Resources Co.                   3.6
Hess Corp.                                      3.5
Diamondback Energy, Inc.                        3.4
Devon Energy Corp.                              3.2
                                             -------
   Total                                       39.5%
                                             =======

-----------------------------
Nasdaq(R) and ISE-Revere Natural Gas(TM) Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The
Fund is not issued, endorsed, sold or promoted by the Corporations. THE
CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NATURAL GAS ETF (FCG) (CONTINUED)


                                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                             DECEMBER 31, 2011 - JUNE 30, 2022

            First Trust Natural         ISE-Revere Natural         S&P Composite 1500(R)         Russell 3000(R)
                  Gas ETF                 Gas(TM) Index                Energy Index                   Index
12/11             $10,000                    $10,000                      $10,000                    $10,000
06/12               9,052                      9,080                        9,706                     10,932
12/12               8,649                      8,706                       10,434                     11,641
06/13               8,906                      8,980                       11,448                     13,278
12/13              10,823                     10,946                       13,084                     15,547
06/14              13,116                     13,295                       14,780                     16,626
12/14               6,276                      6,346                       11,885                     17,499
06/15               5,350                      5,363                       11,328                     17,838
12/15               2,567                      2,559                        9,262                     17,583
06/16               2,847                      2,831                       10,704                     18,220
12/16               3,067                      3,065                       11,790                     19,822
06/17               2,443                      2,450                       10,161                     21,592
12/17               2,713                      2,732                       11,549                     24,010
06/18               2,800                      2,828                       12,407                     24,783
12/18               1,770                      1,788                        9,319                     22,751
06/19               1,767                      1,791                       10,464                     27,008
12/19               1,490                      1,516                       10,255                     29,809
06/20                 945                        922                        6,542                     28,772
12/20               1,144                      1,114                        6,789                     36,034
06/21               2,141                      2,093                        9,990                     41,485
12/21               2,272                      2,230                       10,533                     45,285
06/22               2,934                      2,889                       13,793                     35,730


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CHINDIA ETF (FNI)

The First Trust Chindia ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE ChIndia(TM) Index (the "Index"). The
Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the
Index. The Index is a modified market capitalization weighted index designed to track the performance of U.S. listed securities issued by small, mid and large capitalization companies domiciled in China or India. The Fund's shares are listed for trading on the NYSE Arca. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The first day of secondary market trading in shares of the Fund was May 11, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                    6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                 -14.66%     -35.04%     3.81%       8.77%       5.76%       20.54%     131.84%      133.42%
Market Price                        -14.54%     -34.94%     3.80%       8.76%       5.76%       20.53%     131.65%      133.59%

INDEX PERFORMANCE
ISE ChIndia(TM) Index               -14.38%     -34.61%     4.38%       9.33%       6.32%       23.93%     144.01%      153.11%
MSCI Emerging Markets Index         -17.63%     -25.28%     2.18%       3.06%       2.46%       11.38%      35.23%       44.39%
Russell 3000(R) Index               -21.10%     -13.87%    10.60%      12.57%       8.27%       65.47%     226.86%      232.97%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                         44.1%
Information Technology                         15.2
Financials                                     15.1
Communication Services                         11.6
Health Care                                     6.0
Real Estate                                     2.5
Utilities                                       2.2
Industrials                                     1.5
Energy                                          1.1
Consumer Staples                                0.7
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
COUNTRY ALLOCATION(1)                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
China                                          64.6%
India                                          34.7
Hong Kong                                       0.7
                                             -------
   Total                                      100.0%
                                             =======

 (1) Calculated based on country of risk.

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Pinduoduo, Inc., ADR                            8.0%
Alibaba Group Holding Ltd., ADR                 7.7
JD.com, Inc., ADR                               7.4
Infosys Ltd., ADR                               6.4
HDFC Bank Ltd., ADR                             6.2
ICICI Bank Ltd., ADR                            6.0
NIO, Inc., ADR                                  4.6
Baidu, Inc., ADR                                3.9
Dr. Reddy's Laboratories Ltd., ADR              3.7
Tata Motors Ltd., ADR                           3.4
                                             -------
   Total                                       57.3%
                                             =======

-----------------------------
Nasdaq(R) and ISE ChIndia(TM) Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CHINDIA ETF (FNI) (CONTINUED)


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                        DECEMBER 31, 2011 - JUNE 30, 2022

            First Trust            ISE ChIndia(TM)            MSCI Emerging            Russell 3000(R)
            Chindia ETF                 Index                 Markets Index                 Index
12/11         $10,000                  $10,000                   $10,000                   $10,000
06/12          10,602                   10,618                    10,393                    10,932
12/12          11,710                   11,752                    11,822                    11,641
06/13          11,854                   11,932                    10,691                    13,278
12/13          15,902                   16,032                    11,514                    15,547
06/14          16,896                   17,071                    12,221                    16,626
12/14          16,279                   16,474                    11,263                    17,499
06/15          17,436                   17,678                    11,595                    17,838
12/15          16,226                   16,499                     9,582                    17,583
06/16          15,635                   15,941                    10,196                    18,220
12/16          15,877                   16,247                    10,654                    19,822
06/17          20,381                   20,908                    12,618                    21,592
12/17          23,395                   24,044                    14,627                    24,010
06/18          22,943                   23,633                    13,653                    24,783
12/18          18,556                   19,171                    12,494                    22,751
06/19          21,562                   22,332                    13,818                    27,008
12/19          23,930                   24,838                    14,798                    29,809
06/20          24,511                   25,521                    13,351                    28,772
12/20          35,715                   37,332                    17,509                    36,034
06/21          37,826                   39,620                    18,813                    41,485
12/21          28,801                   30,258                    17,062                    45,285
06/22          24,579                   25,907                    14,054                    35,730


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

The First Trust NASDAQ(R) ABA Community Bank Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Nasdaq OMX(R) ABA
Community Bank Index(SM) (the "Index"). The Fund will normally invest at least
90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is designed to track the performance of small, mid and large capitalization companies that comprise the community banking industry. The Fund's shares are listed for trading on the Nasdaq. The
Index is rebalanced quarterly and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The first day of secondary market trading in shares of the Fund was
July 1, 2009.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended      (6/29/09)      Ended      Ended      (6/29/09)
                                    6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22    6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                 -14.67%      -8.06%     1.78%       9.02%        9.10%       9.24%     137.16%      210.17%
Market Price                        -14.74%      -8.16%     1.78%       9.04%        9.09%       9.24%     137.60%      210.02%

INDEX PERFORMANCE
Nasdaq OMX(R) ABA Community
   Bank Index(SM)                   -14.45%      -7.50%     2.43%       9.71%        9.79%      12.76%     152.55%      237.03%
S&P Composite 1500(R) Financials
   Index                            -18.22%     -12.09%     6.99%      12.24%       11.66%      40.17%     217.24%      319.62%
Russell 3000(R) Index               -21.10%     -13.87%    10.60%      12.57%       13.45%      65.47%     226.86%      415.97%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
INDUSTRY CLASSIFICATION               LONG-TERM INVESTMENTS
-----------------------------------------------------------
Banks                                          92.1%
Thrifts & Mortgage Finance                      7.7
IT Services                                     0.2
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Commerce Bancshares, Inc.                       3.6%
SouthState Corp.                                2.6
First Financial Bankshares, Inc.                2.5
Pinnacle Financial Partners, Inc.               2.5
Valley National Bancorp                         2.4
United Bankshares, Inc.                         2.1
Wintrust Financial Corp.                        2.1
Bank OZK                                        2.0
Old National Bancorp                            1.9
First Interstate BancSystem, Inc., Class A      1.9
                                             -------
   Total                                       23.6%
                                             =======

-----------------------------
Nasdaq(R), Nasdaq OMX(R), OMX(R), American Bankers Association(R), ABA(R) and
the Nasdaq OMX(R) ABA Community Bank Index(SM) are registered trademarks and service marks of Nasdaq, Inc. and American Bankers Association (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO
LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA) (CONTINUED)


                                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         DECEMBER 31, 2011 - JUNE 30, 2022

             First Trust
            NASDAQ(R) ABA          Nasdaq OMX(R)
            Community Bank         ABA Community          S&P Composite 1500(R)         Russell 3000(R)
              Index Fund           Bank Index(SM)           Financials Index                 Index
12/11          $10,000                $10,000                    $10,000                    $10,000
06/12           10,994                 11,032                     11,342                     10,932
12/12           11,352                 11,424                     12,696                     11,641
06/13           13,452                 13,582                     15,078                     13,278
12/13           16,222                 16,432                     17,046                     15,547
06/14           16,217                 16,478                     17,927                     16,626
12/14           16,663                 16,981                     19,583                     17,499
06/15           18,184                 18,591                     19,628                     17,838
12/15           17,977                 18,429                     19,443                     17,583
06/16           17,671                 18,171                     19,128                     18,220
12/16           24,731                 25,521                     24,164                     19,822
06/17           23,870                 24,709                     25,669                     21,592
12/17           24,868                 25,826                     29,214                     24,010
06/18           26,139                 27,226                     28,227                     24,783
12/18           20,854                 21,775                     25,407                     22,751
06/19           23,402                 24,516                     29,772                     27,008
12/19           25,609                 26,911                     33,339                     29,809
06/20           17,762                 18,730                     25,398                     28,772
12/20           22,786                 24,123                     32,703                     36,039
06/21           28,355                 30,122                     40,931                     41,484
12/21           30,556                 32,568                     44,001                     45,285
06/22           26,073                 27,862                     35,984                     35,730


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2022 (UNAUDITED)

As a shareholder of First Trust NASDAQ-100 Equal Weighted Index Fund, First
Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ-100
Ex-Technology Sector Index Fund, First Trust NASDAQ(R) Clean Edge(R) Green
Energy Index Fund, First Trust S&P REIT Index Fund, First Trust Water ETF, First
Trust Natural Gas ETF, First Trust Chindia ETF or First Trust NASDAQ(R) ABA
Community Bank Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2022      JUNE 30, 2022       PERIOD (a)         PERIOD (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX
   FUND (QQEW)
Actual                                               $1,000.00           $  740.30            0.58%              $2.50
Hypothetical (5% return before expenses)             $1,000.00           $1,021.92            0.58%              $2.91

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX
   FUND (QTEC)
Actual                                               $1,000.00           $  652.90            0.57%              $2.34
Hypothetical (5% return before expenses)             $1,000.00           $1,021.97            0.57%              $2.86

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR
   INDEX FUND (QQXT)
Actual                                               $1,000.00           $  803.50            0.60%              $2.68
Hypothetical (5% return before expenses)             $1,000.00           $1,021.82            0.60%              $3.01

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY
   INDEX FUND (QCLN)
Actual                                               $1,000.00           $  769.10            0.58%              $2.54
Hypothetical (5% return before expenses)             $1,000.00           $1,021.92            0.58%              $2.91

FIRST TRUST S&P REIT INDEX FUND (FRI)
Actual                                               $1,000.00           $  796.40            0.50%              $2.23
Hypothetical (5% return before expenses)             $1,000.00           $1,022.32            0.50%              $2.51

FIRST TRUST WATER ETF (FIW)
Actual                                               $1,000.00           $  763.00            0.52%              $2.27
Hypothetical (5% return before expenses)             $1,000.00           $1,022.22            0.52%              $2.61


                                                                         Page 23


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JUNE 30, 2022 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2022      JUNE 30, 2022       PERIOD (a)         PERIOD (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NATURAL GAS ETF (FCG)
Actual                                               $1,000.00           $1,291.50            0.60%              $3.41
Hypothetical (5% return before expenses)             $1,000.00           $1,021.82            0.60%              $3.01

FIRST TRUST CHINDIA ETF (FNI)
Actual                                               $1,000.00           $  853.40            0.60%              $2.76
Hypothetical (5% return before expenses)             $1,000.00           $1,021.82            0.60%              $3.01

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK
   INDEX FUND (QABA)
Actual                                               $1,000.00           $  853.30            0.60%              $2.76
Hypothetical (5% return before expenses)             $1,000.00           $1,021.82            0.60%              $3.01


(a)   These expense ratios reflect an expense cap for certain Funds. See Note 3 in Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1,
      2022 through June 30, 2022), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AUTOMOBILES -- 2.0%
     583,211 Lucid Group, Inc. (a) (b)         $     10,007,901
      14,462 Tesla, Inc. (b)                          9,739,000
                                               ----------------
                                                     19,746,901
                                               ----------------
             BEVERAGES -- 3.1%
     277,156 Keurig Dr Pepper, Inc.                   9,808,551
     108,024 Monster Beverage Corp. (b)              10,013,825
      60,235 PepsiCo, Inc.                           10,038,765
                                               ----------------
                                                     29,861,141
                                               ----------------
             BIOTECHNOLOGY -- 7.1%
      40,423 Amgen, Inc.                              9,834,916
      46,746 Biogen, Inc. (b)                         9,533,379
     162,256 Gilead Sciences, Inc.                   10,029,043
      74,456 Moderna, Inc. (b)                       10,636,040
      16,325 Regeneron Pharmaceuticals,
                Inc. (b)                              9,650,197
      55,564 Seagen, Inc. (b)                         9,831,494
      35,973 Vertex Pharmaceuticals, Inc. (b)        10,136,832
                                               ----------------
                                                     69,651,901
                                               ----------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 2.0%
      27,098 Cintas Corp.                            10,121,916
      89,390 Copart, Inc. (b)                         9,713,117
                                               ----------------
                                                     19,835,033
                                               ----------------
             COMMUNICATIONS EQUIPMENT
                -- 0.9%
     217,628 Cisco Systems, Inc.                      9,279,658
                                               ----------------
             ELECTRIC UTILITIES -- 4.2%
     107,572 American Electric Power Co., Inc.       10,320,458
     166,526 Constellation Energy Corp.               9,535,279
     233,500 Exelon Corp.                            10,582,220
     148,449 Xcel Energy, Inc.                       10,504,251
                                               ----------------
                                                     40,942,208
                                               ----------------
             ENTERTAINMENT -- 3.9%
     126,874 Activision Blizzard, Inc.                9,878,410
      74,352 Electronic Arts, Inc.                    9,044,921
     101,866 NetEase, Inc., ADR                       9,510,210
      53,135 Netflix, Inc. (b)                        9,291,717
                                               ----------------
                                                     37,725,258
                                               ----------------
             FOOD & STAPLES RETAILING -- 2.0%
      21,095 Costco Wholesale Corp.                  10,110,412
     239,489 Walgreens Boots Alliance, Inc.           9,076,633
                                               ----------------
                                                     19,187,045
                                               ----------------
             FOOD PRODUCTS -- 2.1%
     271,701 Kraft Heinz (The) Co.                   10,362,676
     162,727 Mondelez International, Inc.,
                Class A                              10,103,720
                                               ----------------
                                                     20,466,396
                                               ----------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 4.0%
      39,958 Align Technology, Inc. (b)               9,456,860
     136,610 Dexcom, Inc. (b)                        10,181,543

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES (CONTINUED)
      28,570 IDEXX Laboratories, Inc. (b)      $     10,020,356
      48,876 Intuitive Surgical, Inc. (b)             9,809,902
                                               ----------------
                                                     39,468,661
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.7%
      94,836 Airbnb, Inc., Class A (b)                8,447,991
       4,968 Booking Holdings, Inc. (b)               8,688,982
      65,066 Marriott International, Inc.,
                Class A                               8,849,627
     131,726 Starbucks Corp.                         10,062,549
                                               ----------------
                                                     36,049,149
                                               ----------------
             INDUSTRIAL CONGLOMERATES -- 0.9%
      52,566 Honeywell International, Inc.            9,136,496
                                               ----------------
             INTERACTIVE MEDIA & SERVICES
                -- 3.9%
       2,211 Alphabet, Inc., Class A (b)              4,818,344
       2,200 Alphabet, Inc., Class C (b)              4,812,390
      67,607 Baidu, Inc., ADR (b)                    10,055,189
     136,826 Match Group, Inc. (b)                    9,535,404
      57,539 Meta Platforms, Inc., Class A (b)        9,278,164
                                               ----------------
                                                     38,499,491
                                               ----------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 4.9%
      89,222 Amazon.com, Inc. (b)                     9,476,269
     224,568 eBay, Inc.                               9,357,749
     147,187 JD.com, Inc., ADR                        9,452,349
      14,899 MercadoLibre, Inc. (b)                   9,488,726
     160,608 Pinduoduo, Inc., ADR (b)                 9,925,574
                                               ----------------
                                                     47,700,667
                                               ----------------
             IT SERVICES -- 7.0%
      47,560 Automatic Data Processing, Inc.          9,989,502
     142,412 Cognizant Technology Solutions
                Corp., Class A                        9,611,386
     106,741 Fiserv, Inc. (b)                         9,496,747
     115,518 Okta, Inc. (b)                          10,442,827
      84,441 Paychex, Inc.                            9,615,297
     129,778 PayPal Holdings, Inc. (b)                9,063,696
      60,259 VeriSign, Inc. (b)                      10,083,138
                                               ----------------
                                                     68,302,593
                                               ----------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.9%
      49,981 Illumina, Inc. (b)                       9,214,497
                                               ----------------
             MACHINERY -- 1.0%
     116,053 PACCAR, Inc.                             9,555,804
                                               ----------------
             MEDIA -- 3.1%
      21,855 Charter Communications, Inc.,
                Class A (b)                          10,239,723
     246,302 Comcast Corp., Class A                   9,664,890
   1,629,507 Sirius XM Holdings, Inc. (a)             9,988,878
                                               ----------------
                                                     29,893,491
                                               ----------------

                        See Notes to Financial Statements                Page 25


FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MULTILINE RETAIL -- 1.0%
      63,055 Dollar Tree, Inc. (b)             $      9,827,122
                                               ----------------
             PHARMACEUTICALS -- 1.1%
     155,451 AstraZeneca PLC, ADR                    10,270,647
                                               ----------------
             PROFESSIONAL SERVICES -- 1.0%
      58,543 Verisk Analytics, Inc.                  10,133,208
                                               ----------------
             ROAD & RAIL -- 2.0%
     328,260 CSX Corp.                                9,539,235
      40,395 Old Dominion Freight Line, Inc.         10,352,431
                                               ----------------
                                                     19,891,666
                                               ----------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 15.4%
     115,495 Advanced Micro Devices, Inc. (b)         8,831,903
      65,827 Analog Devices, Inc.                     9,616,666
     104,988 Applied Materials, Inc.                  9,551,808
      19,934 ASML Holding N.V.                        9,486,192
      19,065 Broadcom, Inc.                           9,261,968
     255,553 Intel Corp.                              9,560,238
      30,407 KLA Corp.                                9,702,266
      22,475 Lam Research Corp.                       9,577,721
     207,595 Marvell Technology, Inc.                 9,036,610
     164,243 Microchip Technology, Inc.               9,539,234
     170,369 Micron Technology, Inc.                  9,417,998
      59,760 NVIDIA Corp.                             9,059,018
      59,632 NXP Semiconductors N.V.                  8,827,325
      78,838 QUALCOMM, Inc.                          10,070,766
     104,149 Skyworks Solutions, Inc.                 9,648,363
      62,586 Texas Instruments, Inc.                  9,616,339
                                               ----------------
                                                    150,804,415
                                               ----------------
             SOFTWARE -- 16.9%
      26,149 Adobe, Inc. (b)                          9,572,103
      40,661 ANSYS, Inc. (b)                          9,729,771
      53,933 Atlassian Corp. PLC, Class A (b)        10,107,044
      56,160 Autodesk, Inc. (b)                       9,657,274
      65,788 Cadence Design Systems, Inc. (b)         9,870,174
      58,133 Crowdstrike Holdings, Inc.,
                Class A (b)                           9,798,898
     110,300 Datadog, Inc., Class A (b)              10,504,972
     156,280 DocuSign, Inc. (b)                       8,967,346
     176,483 Fortinet, Inc. (b)                       9,985,408
      25,465 Intuit, Inc.                             9,815,230
      38,078 Microsoft Corp.                          9,779,573
      19,901 Palo Alto Networks, Inc. (b)             9,829,900
     106,693 Splunk, Inc. (b)                         9,438,063
      31,820 Synopsys, Inc. (b)                       9,663,734
      67,187 Workday, Inc., Class A (b)               9,377,961
      85,390 Zoom Video Communications,
                Inc., Class A (b)                     9,219,558
      66,198 Zscaler, Inc. (b)                        9,897,263
                                               ----------------
                                                    165,214,272
                                               ----------------
             SPECIALTY RETAIL -- 2.0%
      16,177 O'Reilly Automotive, Inc. (b)           10,219,982
     126,336 Ross Stores, Inc.                        8,872,577
                                               ----------------
                                                     19,092,559
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 1.0%
      71,707 Apple, Inc.                       $      9,803,781
                                               ----------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 0.9%
      33,944 Lululemon Athletica, Inc. (b)            9,253,474
                                               ----------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 1.0%
     193,823 Fastenal Co.                             9,675,644
                                               ----------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 1.0%
      74,247 T-Mobile US, Inc. (b)                    9,989,191
                                               ----------------
             TOTAL COMMON STOCKS
                -- 100.0%                           978,472,369
             (Cost $1,052,655,819)             ----------------

             MONEY MARKET FUNDS -- 0.8%
   7,869,193 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.39% (c) (d)                         7,869,193
             (Cost $7,869,193)                 ----------------

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
---------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.8%
$  7,400,832 BNP Paribas S.A., 1.44% (c),
                dated 06/30/22, due 07/01/22,
                with a maturity value of
                $7,401,128. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.25%, due 05/31/28.
                The value of the collateral
                including accrued interest
                is $7,564,397. (d)                    7,400,832
             (Cost $7,400,832)                 ----------------

             TOTAL INVESTMENTS -- 101.6%            993,742,394
             (Cost $1,067,925,844)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.6)%               (14,851,991)
                                               ----------------
             NET ASSETS -- 100.0%              $    978,890,403
                                               ================

(a)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $14,872,086 and the total value of the collateral held by the Fund is $15,270,025.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of June 30, 2022.

(d)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

Page 26                 See Notes to Financial Statements


FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     14,872,086
Non-cash Collateral(2)                              (14,872,086)
                                               ----------------
Net Amount                                     $             --
                                               ================

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $      7,400,832
Non-cash Collateral(4)                               (7,400,832)
                                               ----------------
Net Amount                                     $             --
                                               ================

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                        TOTAL           LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      6/30/2022          PRICES            INPUTS            INPUTS
                                                   ---------------------------------------------------------------------
Common Stocks*..................................   $   978,472,369  $    978,472,369  $             --  $             --
Money Market Funds..............................         7,869,193         7,869,193                --                --
Repurchase Agreements...........................         7,400,832                --         7,400,832                --
                                                   ---------------------------------------------------------------------
Total Investments...............................   $   993,742,394  $    986,341,562  $      7,400,832  $             --
                                                   =====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 27


FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             INTERACTIVE MEDIA & SERVICES
                -- 9.8%
       9,039 Alphabet, Inc., Class A (a)       $     19,698,331
       8,998 Alphabet, Inc., Class C (a)             19,682,675
     276,413 Baidu, Inc., ADR (a)                    41,110,905
     559,707 Match Group, Inc. (a)                   39,005,981
     235,260 Meta Platforms, Inc., Class A (a)       37,935,675
                                               ----------------
                                                    157,433,567
                                               ----------------
             IT SERVICES -- 7.6%
     582,158 Cognizant Technology Solutions
                Corp., Class A                       39,289,844
     473,108 Okta, Inc. (a)                          42,768,963
     246,606 VeriSign, Inc. (a)                      41,264,582
                                               ----------------
                                                    123,323,389
                                               ----------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 38.2%
     471,663 Advanced Micro Devices, Inc. (a)        36,068,070
     269,080 Analog Devices, Inc.                    39,309,897
     428,382 Applied Materials, Inc.                 38,974,194
      81,465 ASML Holding N.V.                       38,767,564
      77,918 Broadcom, Inc.                          37,853,344
   1,045,545 Intel Corp.                             39,113,838
     124,211 KLA Corp.                               39,633,246
      91,981 Lam Research Corp.                      39,197,703
     848,255 Marvell Technology, Inc.                36,924,540
     671,517 Microchip Technology, Inc.              39,001,707
     697,003 Micron Technology, Inc.                 38,530,326
     244,228 NVIDIA Corp.                            37,022,523
     243,686 NXP Semiconductors N.V.                 36,072,839
     322,203 QUALCOMM, Inc.                          41,158,211
     425,364 Skyworks Solutions, Inc.                39,405,721
     255,828 Texas Instruments, Inc.                 39,307,972
                                               ----------------
                                                    616,341,695
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             SOFTWARE -- 41.9%
     107,091 Adobe, Inc. (a)                   $     39,201,731
     166,413 ANSYS, Inc. (a)                         39,820,967
     220,806 Atlassian Corp. PLC, Class A (a)        41,379,044
     229,838 Autodesk, Inc. (a)                      39,522,943
     269,484 Cadence Design Systems, Inc. (a)        40,430,685
     237,415 Crowdstrike Holdings, Inc.,
                Class A (a)                          40,018,672
     451,071 Datadog, Inc., Class A (a)              42,960,002
     638,600 DocuSign, Inc. (a)                      36,642,868
     721,845 Fortinet, Inc. (a)                      40,841,990
     104,447 Intuit, Inc.                            40,258,052
     155,845 Microsoft Corp.                         40,025,671
      81,409 Palo Alto Networks, Inc. (a)            40,211,161
     436,493 Splunk, Inc. (a)                        38,612,171
     130,310 Synopsys, Inc. (a)                      39,575,147
     275,275 Workday, Inc., Class A (a)              38,422,885
     349,652 Zoom Video Communications,
                Inc., Class A (a)                    37,751,926
     270,503 Zscaler, Inc. (a)                       40,442,904
                                               ----------------
                                                    676,118,819
                                               ----------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 2.5%
     293,236 Apple, Inc.                             40,091,226
                                               ----------------
             TOTAL INVESTMENTS -- 100.0%          1,613,308,696
             (Cost $2,076,718,059)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                     194,199
                                               ----------------
             NET ASSETS -- 100.0%              $  1,613,502,895
                                               ================

(a)   Non-income producing security.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                        TOTAL           LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      6/30/2022          PRICES            INPUTS            INPUTS
                                                   ---------------------------------------------------------------------
Common Stocks*..................................   $ 1,613,308,696  $  1,613,308,696  $             --  $             --
                                                   =====================================================================


* See Portfolio of Investments for industry breakout.

Page 28                  See Notes to Financial Statements


FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             AUTOMOBILES -- 3.3%
     106,984 Lucid Group, Inc. (b) (c)         $      1,835,846
       2,734 Tesla, Inc. (c)                          1,841,130
                                               ----------------
                                                      3,676,976
                                               ----------------
             BEVERAGES -- 5.1%
      51,768 Keurig Dr Pepper, Inc.                   1,832,070
      20,180 Monster Beverage Corp. (c)               1,870,686
      11,320 PepsiCo, Inc.                            1,886,591
                                               ----------------
                                                      5,589,347
                                               ----------------
             BIOTECHNOLOGY -- 12.0%
       7,575 Amgen, Inc.                              1,842,997
       8,811 Biogen, Inc. (c)                         1,796,915
      30,378 Gilead Sciences, Inc.                    1,877,664
      13,889 Moderna, Inc. (c)                        1,984,044
       3,061 Regeneron Pharmaceuticals,
                Inc. (c)                              1,809,449
      10,734 Seagen, Inc. (c)                         1,899,274
       6,758 Vertex Pharmaceuticals, Inc. (c)         1,904,337
                                               ----------------
                                                     13,114,680
                                               ----------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 3.4%
       5,117 Cintas Corp.                             1,911,353
      16,936 Copart, Inc. (c)                         1,840,266
                                               ----------------
                                                      3,751,619
                                               ----------------
             COMMUNICATIONS EQUIPMENT
                -- 1.6%
      40,969 Cisco Systems, Inc.                      1,746,918
                                               ----------------
             ELECTRIC UTILITIES -- 6.9%
      20,114 American Electric Power Co., Inc.        1,929,737
      30,619 Constellation Energy Corp.               1,753,244
      43,470 Exelon Corp.                             1,970,060
      27,822 Xcel Energy, Inc.                        1,968,685
                                               ----------------
                                                      7,621,726
                                               ----------------
             ENTERTAINMENT -- 6.5%
      23,796 Activision Blizzard, Inc.                1,852,756
      13,834 Electronic Arts, Inc.                    1,682,906
      19,083 NetEase, Inc., ADR                       1,781,589
      10,124 Netflix, Inc. (c)                        1,770,384
                                               ----------------
                                                      7,087,635
                                               ----------------
             FOOD & STAPLES RETAILING -- 3.3%
       3,980 Costco Wholesale Corp.                   1,907,535
      45,207 Walgreens Boots Alliance, Inc.           1,713,345
                                               ----------------
                                                      3,620,880
                                               ----------------
             FOOD PRODUCTS -- 3.4%
      49,998 Kraft Heinz (The) Co.                    1,906,924
      30,246 Mondelez International, Inc.,
                Class A                               1,877,974
                                               ----------------
                                                      3,784,898
                                               ----------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 6.8%
       7,581 Align Technology, Inc. (c)               1,794,195
      25,833 Dexcom, Inc. (c)                         1,925,334

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES (CONTINUED)
       5,418 IDEXX Laboratories, Inc. (c)      $      1,900,255
       9,255 Intuitive Surgical, Inc. (c)             1,857,571
                                               ----------------
                                                      7,477,355
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 6.2%
      17,869 Airbnb, Inc., Class A (c)                1,591,771
         932 Booking Holdings, Inc. (c)               1,630,059
      12,241 Marriott International, Inc.,
                Class A                               1,664,898
      24,738 Starbucks Corp.                          1,889,736
                                               ----------------
                                                      6,776,464
                                               ----------------
             INDUSTRIAL CONGLOMERATES -- 1.6%
       9,893 Honeywell International, Inc.            1,719,502
                                               ----------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 8.1%
      16,738 Amazon.com, Inc. (c)                     1,777,743
      42,123 eBay, Inc.                               1,755,266
      27,265 JD.com, Inc., ADR                        1,750,958
       2,799 MercadoLibre, Inc. (c)                   1,782,599
      30,128 Pinduoduo, Inc., ADR (c)                 1,861,910
                                               ----------------
                                                      8,928,476
                                               ----------------
             IT SERVICES -- 6.5%
       8,879 Automatic Data Processing, Inc.          1,864,945
      19,946 Fiserv, Inc. (c)                         1,774,596
      15,737 Paychex, Inc.                            1,791,972
      24,385 PayPal Holdings, Inc. (c)                1,703,048
                                               ----------------
                                                      7,134,561
                                               ----------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.6%
       9,490 Illumina, Inc. (c)                       1,749,576
                                               ----------------
             MACHINERY -- 1.6%
      21,705 PACCAR, Inc.                             1,787,190
                                               ----------------
             MEDIA -- 5.1%
       4,026 Charter Communications, Inc.,
                Class A (c)                           1,886,301
      45,941 Comcast Corp., Class A                   1,802,725
     304,006 Sirius XM Holdings, Inc. (b)             1,863,557
                                               ----------------
                                                      5,552,583
                                               ----------------
             MULTILINE RETAIL -- 1.7%
      11,845 Dollar Tree, Inc. (c)                    1,846,043
                                               ----------------
             PHARMACEUTICALS -- 1.8%
      29,103 AstraZeneca PLC, ADR                     1,922,835
                                               ----------------
             PROFESSIONAL SERVICES -- 1.7%
      10,988 Verisk Analytics, Inc.                   1,901,913
                                               ----------------
             ROAD & RAIL -- 3.4%
      61,462 CSX Corp.                                1,786,086
       7,658 Old Dominion Freight Line, Inc.          1,962,592
                                               ----------------
                                                      3,748,678
                                               ----------------

                        See Notes to Financial Statements                Page 29


FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SPECIALTY RETAIL -- 3.3%
       3,031 O'Reilly Automotive, Inc. (c)     $      1,914,865
      23,778 Ross Stores, Inc.                        1,669,929
                                               ----------------
                                                      3,584,794
                                               ----------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 1.6%
       6,391 Lululemon Athletica, Inc. (c)            1,742,251
                                               ----------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 1.7%
      36,663 Fastenal Co.                             1,830,217
                                               ----------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 1.7%
      13,936 T-Mobile US, Inc. (c)                    1,874,949
                                               ----------------
             TOTAL COMMON STOCKS
                -- 99.9%                            109,572,066
             (Cost $104,409,022)               ----------------

             MONEY MARKET FUNDS -- 1.6%
   1,606,121 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.39% (d) (e)                         1,606,121
     123,607 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.34% (d)                       123,607
                                               ----------------
             TOTAL MONEY MARKET FUNDS
                -- 1.6%                               1,729,728
             (Cost $1,729,728)                 ----------------

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
---------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.4%
$  1,510,527 BNP Paribas S.A., 1.44% (d),
                dated 06/30/22, due 07/01/22,
                with a maturity value of
                1,510,587. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.25%, due 05/31/28.
                The value of the collateral
                including accrued interest
                is $1,543,911. (e)                    1,510,527
             (Cost $1,510,527)                 ----------------

             TOTAL INVESTMENTS -- 102.9%            112,812,321
             (Cost $107,649,277)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.9)%                (3,154,667)
                                               ----------------
             NET ASSETS -- 100.0%              $    109,657,654
                                               ================

(a)   The industry allocation is based on Standard & Poor's Global Industry
      Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the
      Industry Classification Benchmark (ICB) system, which is maintained by
      FTSE International Limited.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,040,174 and the total value of the collateral held by the Fund is $3,116,648.

(c)   Non-income producing security.

(d)   Rate shown reflects yield as of June 30, 2022.

(e)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      3,040,174
Non-cash Collateral(2)                               (3,040,174)
                                               ----------------
Net Amount                                     $             --
                                               ================

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $      1,510,527
Non-cash Collateral(4)                               (1,510,527)
                                               ----------------
Net Amount                                     $             --
                                               ================

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 30                 See Notes to Financial Statements


FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                        TOTAL           LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      6/30/2022          PRICES            INPUTS            INPUTS
                                                   ---------------------------------------------------------------------
Common Stocks*..................................   $   109,572,066  $    109,572,066  $             --  $             --
Money Market Funds..............................         1,729,728         1,729,728                --                --
Repurchase Agreements...........................         1,510,527                --         1,510,527                --
                                                   ---------------------------------------------------------------------
Total Investments...............................   $   112,812,321  $    111,301,794  $      1,510,527  $             --
                                                   =====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 31


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AUTOMOBILES -- 21.6%
   8,460,917 NIO, Inc., ADR (a)                $    183,771,117
     332,888 Niu Technologies, ADR (a)                2,862,837
     210,642 Tesla, Inc. (a)                        141,850,536
   1,072,056 Workhorse Group, Inc. (a) (b)            2,787,346
   2,375,329 XPeng, Inc., ADR (a)                    75,392,942
                                               ----------------
                                                    406,664,778
                                               ----------------
             CHEMICALS -- 10.1%
     613,332 Albemarle Corp.                        128,174,121
   1,060,471 Livent Corp. (a)                        24,062,087
     454,302 Sociedad Quimica y Minera de
                Chile S.A., ADR                      37,947,846
                                               ----------------
                                                    190,184,054
                                               ----------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.4%
   1,107,327 Li-Cycle Holdings Corp. (a) (b)          7,618,410
                                               ----------------
             CONSTRUCTION & ENGINEERING
                -- 0.8%
     221,665 Ameresco, Inc., Class A (a)             10,099,057
     316,830 Infrastructure and Energy
                Alternatives, Inc. (a)                2,544,145
     319,410 ReneSola Ltd., ADR (a) (b)               1,517,198
                                               ----------------
                                                     14,160,400
                                               ----------------
             ELECTRICAL EQUIPMENT -- 14.9%
     226,724 Acuity Brands, Inc.                     34,924,565
     186,583 American Superconductor
                Corp. (a) (b)                           966,500
     984,609 Array Technologies, Inc. (a)            10,840,545
   1,954,836 Ballard Power Systems,
                Inc. (a) (b)                         12,315,467
     280,233 Blink Charging Co. (a) (b)               4,632,252
   1,064,558 Bloom Energy Corp., Class A (a)         17,565,207
   2,213,692 ChargePoint Holdings,
                Inc. (a) (b)                         30,305,443
     266,538 EnerSys                                 15,715,080
     383,573 Eos Energy Enterprises,
                Inc. (a) (b)                            464,123
     361,720 Fluence Energy, Inc. (a) (b)             3,429,106
     654,399 FTC Solar, Inc. (a) (b)                  2,368,924
   2,404,161 FuelCell Energy, Inc. (a)                9,015,604
   3,790,282 Plug Power, Inc. (a) (b)                62,804,973
     991,539 Romeo Power, Inc. (a) (b)                  444,904
     736,963 Shoals Technologies Group, Inc.,
                Class A (a)                          12,145,150
   1,010,064 Stem, Inc. (a)                           7,232,058
   1,377,588 Sunrun, Inc. (a)                        32,180,456
     244,280 TPI Composites, Inc. (a)                 3,053,500
     211,177 Vicor Corp. (a)                         11,557,717
     906,393 Wallbox N.V. (a) (b)                     8,048,770
                                               ----------------
                                                    280,010,344
                                               ----------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.7%
     246,256 Advanced Energy Industries, Inc.        17,971,763
     295,445 Itron, Inc. (a)                         14,603,846
                                               ----------------
                                                     32,575,609
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 10.9%
     748,060 Atlantica Sustainable
                Infrastructure PLC             $     24,132,416
     398,218 Azure Power Global Ltd. (a) (b)          4,539,685
   1,804,042 Brookfield Renewable Partners,
                L.P. (c)                             62,780,662
     537,262 Clearway Energy, Inc., Class C          18,718,208
     550,119 NextEra Energy Partners,
                L.P. (c) (d)                         40,796,825
     367,627 Ormat Technologies, Inc.                28,803,575
   1,851,318 ReNew Energy Global PLC,
                Class A (a) (b)                      11,978,027
     751,542 Sunnova Energy International,
                Inc. (a)                             13,850,919
                                               ----------------
                                                    205,600,317
                                               ----------------
             MACHINERY -- 0.9%
   1,245,741 Lion Electric (The) Co. (a) (b)          5,244,569
   1,983,572 Microvast Holdings, Inc. (a) (b)         4,403,530
   1,462,081 Proterra, Inc. (a) (b)                   6,784,056
                                               ----------------
                                                     16,432,155
                                               ----------------
             METALS & MINING -- 2.0%
   1,163,938 MP Materials Corp. (a)                  37,339,131
                                               ----------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 1.2%
     569,903 Hannon Armstrong Sustainable
                Infrastructure Capital,
                Inc. (b)                             21,576,527
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 0.4%
     527,113 Archaea Energy, Inc. (a)                 8,186,065
                                               ----------------
             PROFESSIONAL SERVICES -- 0.1%
      86,584 Willdan Group, Inc. (a)                  2,387,987
                                               ----------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 34.7%
   1,249,002 Allegro MicroSystems, Inc. (a)          25,841,851
     421,375 Canadian Solar, Inc. (a)                13,121,617
     430,649 Daqo New Energy Corp., ADR (a)          30,739,726
     857,858 Enphase Energy, Inc. (a)               167,488,196
     698,809 First Solar, Inc. (a)                   47,609,857
     262,061 JinkoSolar Holding Co., Ltd.,
                ADR (a) (b)                          18,129,380
     292,425 Maxeon Solar Technologies
                Ltd. (a) (b)                          3,886,328
     810,975 Navitas Semiconductor
                Corp. (a) (b)                         3,130,364
   2,632,233 ON Semiconductor Corp. (a)             132,427,642
     382,290 Power Integrations, Inc.                28,675,573
     292,757 SolarEdge Technologies, Inc. (a)        80,121,736
   1,139,918 SunPower Corp. (a) (b)                  18,022,104
     309,557 Universal Display Corp.                 31,308,595
     810,600 Wolfspeed, Inc. (a)                     51,432,570
                                               ----------------
                                                    651,935,539
                                               ----------------

Page 32                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SPECIALTY RETAIL -- 0.2%
     452,424 EVgo, Inc. (a) (b)                $      2,719,068
   1,096,488 Volta, Inc. (a)                          1,425,435
                                               ----------------
                                                      4,144,503
                                               ----------------
             TOTAL COMMON STOCKS
                -- 99.9%                          1,878,815,819
             (Cost $2,340,878,292)             ----------------

             MONEY MARKET FUNDS -- 3.4%
  64,966,629 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.39% (e) (f)                        64,966,629
             (Cost $64,966,629)                ----------------

  PRINCIPAL
    VALUE    DESCRIPTION                            VALUE
---------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 3.2%
$ 61,099,927 BNP Paribas S.A., 1.44% (e),
                dated 06/30/22, due 07/01/22,
                with a maturity value of
                $61,102,370. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.25%, due 05/31/28.
                The value of the collateral
                including accrued interest
                is $62,450,287. (f)                  61,099,927
             (Cost $61,099,927)                ----------------

             TOTAL INVESTMENTS -- 106.5%          2,004,882,375
             (Cost $2,466,944,848)
             NET OTHER ASSETS AND
                LIABILITIES -- (6.5)%              (123,724,523)
                                               ----------------
             NET ASSETS -- 100.0%              $  1,881,157,852
                                               ================

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $124,338,428 and the total value of the collateral held by the Fund is $126,066,556.

(c)   Security is a Master Limited Partnership ("MLP").

(d)   This security is taxed as a "C" corporation for federal income tax purposes.

(e)   Rate shown reflects yield as of June 30, 2022.

(f)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    124,338,428
Non-cash Collateral(2)                             (124,338,428)
                                               ----------------
Net Amount                                     $             --
                                               ================

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     61,099,927
Non-cash Collateral(4)                              (61,099,927)
                                               ----------------
Net Amount                                     $             --
                                               ================

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 33


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                        TOTAL           LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      6/30/2022          PRICES            INPUTS            INPUTS
                                                   ---------------------------------------------------------------------
Common Stocks*..................................   $ 1,878,815,819  $  1,878,815,819  $             --  $             --
Money Market Funds..............................        64,966,629        64,966,629                --                --
Repurchase Agreements...........................        61,099,927                --        61,099,927                --
                                                   ---------------------------------------------------------------------
Total Investments...............................   $ 2,004,882,375  $  1,943,782,448  $     61,099,927  $             --
                                                   =====================================================================


* See Portfolio of Investments for industry breakout.

Page 34                 See Notes to Financial Statements


FIRST TRUST S&P REIT INDEX FUND (FRI)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.5%
             DIVERSIFIED REITS -- 3.9%
      13,634 Alexander & Baldwin, Inc.         $        244,730
       2,044 Alpine, Inc.ome Property Trust,
                Inc.                                     36,628
       9,878 American Assets Trust, Inc.                293,377
      12,700 Armada Hoffler Properties, Inc.            163,068
      31,762 Broadstone Net Lease, Inc.                 651,439
       1,134 CTO Realty Growth, Inc.                     69,310
      25,623 Empire State Realty Trust, Inc.,
                Class A                                 180,130
      24,604 Essential Properties Realty
                Trust, Inc.                             528,740
       7,250 Gladstone Commercial Corp.                 136,590
      19,440 Global Net Lease, Inc.                     275,270
       3,052 One Liberty Properties, Inc.                79,291
       3,783 PS Business Parks, Inc.                    707,988
      47,371 STORE Capital Corp.                      1,235,436
      36,187 WP Carey, Inc.                           2,998,455
                                               ----------------
                                                      7,600,452
                                               ----------------
             HEALTH CARE REITS -- 10.9%
      18,202 CareTrust REIT, Inc.                       335,645
       4,422 Community Healthcare Trust, Inc.           160,121
      44,835 Diversified Healthcare Trust                81,600
      11,554 Global Medical REIT, Inc.                  129,751
      28,442 Healthcare Realty Trust, Inc.              773,622
      42,974 Healthcare Trust of America,
                Inc., Class A                         1,199,404
     101,223 Healthpeak Properties, Inc.              2,622,688
       7,402 LTC Properties, Inc.                       284,163
     112,580 Medical Properties Trust, Inc.           1,719,097
       8,600 National Health Investors, Inc.            521,246
      44,129 Omega Healthcare Investors, Inc.         1,243,997
      42,267 Physicians Realty Trust                    737,559
      43,328 Sabra Health Care REIT, Inc.               605,292
       2,405 Universal Health Realty Income
                Trust                                   127,970
      74,986 Ventas, Inc.                             3,856,530
      85,167 Welltower, Inc.                          7,013,502
                                               ----------------
                                                     21,412,187
                                               ----------------
             HOTEL & RESORT REITS -- 3.3%
      39,934 Apple Hospitality REIT, Inc.               585,832
       6,467 Ashford Hospitality Trust,
                Inc. (a)                                 38,673
      11,768 Braemar Hotels & Resorts, Inc.              50,485
       9,157 Chatham Lodging Trust (a)                   95,691
      39,559 DiamondRock Hospitality Co. (a)            324,779
       6,201 Hersha Hospitality Trust (a)                60,832
     134,096 Host Hotels & Resorts, Inc.              2,102,625
      43,781 Park Hotels & Resorts, Inc.                594,108
      24,642 Pebblebrook Hotel Trust                    408,318
      31,300 RLJ Lodging Trust                          345,239
      10,346 Ryman Hospitality Properties,
                Inc.(a)                                 786,606
      30,971 Service Properties Trust                   161,978
      20,086 Summit Hotel Properties, Inc. (a)          146,025
      40,373 Sunstone Hotel Investors, Inc. (a)         400,500

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             HOTEL & RESORT REITS (CONTINUED)
      21,454 Xenia Hotels & Resorts, Inc. (a)  $        311,727
                                               ----------------
                                                      6,413,418
                                               ----------------
             INDUSTRIAL REITS -- 15.0%
      50,519 Americold Realty Trust, Inc.             1,517,591
      72,125 Duke Realty Corp.                        3,963,269
       7,821 EastGroup Properties, Inc.               1,207,015
      24,764 First Industrial Realty Trust,
                Inc.                                  1,175,795
       1,243 Indus Realty Trust, Inc.                    73,784
      12,269 Industrial Logistics Properties
                Trust                                   172,748
       5,246 Innovative Industrial Properties,
                Inc.                                    576,378
      53,776 LXP Industrial Trust                       577,554
       7,525 Plymouth Industrial REIT, Inc.             131,988
     138,876 Prologis, Inc.                          16,338,761
      30,957 Rexford Industrial Realty, Inc.          1,782,814
      33,622 STAG Industrial, Inc.                    1,038,247
      14,172 Terreno Realty Corp.                       789,806
                                               ----------------
                                                     29,345,750
                                               ----------------
             OFFICE REITS -- 7.7%
      27,866 Alexandria Real Estate Equities,
                Inc.                                  4,041,406
      26,754 Boston Properties, Inc.                  2,380,571
      32,150 Brandywine Realty Trust                    309,926
       8,170 City Office REIT, Inc.                     105,801
      21,088 Corporate Office Properties Trust          552,295
      27,907 Cousins Properties, Inc.                   815,722
       2,849 Creative Media & Community
                Trust Corp.                              20,228
      32,978 Douglas Emmett, Inc.                       738,048
      17,031 Easterly Government Properties,
                Inc.                                    324,270
      21,138 Equity Commonwealth (a)                    581,929
      17,415 Franklin Street Properties Corp.            72,620
      19,726 Highwoods Properties, Inc.                 674,432
      27,132 Hudson Pacific Properties, Inc.            402,639
      20,397 JBG SMITH Properties                       482,185
      19,705 Kilroy Realty Corp.                      1,031,163
       9,084 Office Properties Income Trust             181,226
      10,623 Orion Office REIT, Inc.                    116,428
      30,823 Paramount Group, Inc.                      222,850
      23,138 Piedmont Office Realty Trust,
                Inc.,  Class A                          303,570
       3,240 Postal Realty Trust, Inc.,
                Class A                                  48,276
      12,031 SL Green Realty Corp.                      555,214
      15,028 Veris Residential, Inc. (a)                198,971
      29,858 Vornado Realty Trust                       853,640
                                               ----------------
                                                     15,013,410
                                               ----------------
             RESIDENTIAL REITS -- 20.0%
      26,168 American Campus Communities,
                Inc.                                  1,687,051
      55,438 American Homes 4 Rent, Class A           1,964,723
      29,472 Apartment Income REIT Corp.              1,226,035
      28,646 Apartment Investment and
                Management Co., Class A (a)             183,334

                        See Notes to Financial Statements                Page 35


FIRST TRUST S&P REIT INDEX FUND (FRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             RESIDENTIAL REITS (CONTINUED)
      26,229 AvalonBay Communities, Inc.       $      5,094,983
       5,265 Bluerock Residential Growth
                REIT, Inc.                              138,417
       2,201 BRT Apartments Corp.                        47,300
      19,986 Camden Property Trust                    2,687,717
       2,882 Centerspace                                235,027
       2,530 Clipper Realty, Inc.                        19,532
      32,452 Equity LifeStyle Properties, Inc.        2,286,893
      64,199 Equity Residential                       4,636,452
      12,255 Essex Property Trust, Inc.               3,204,805
      41,440 Independence Realty Trust, Inc.            859,051
     114,500 Invitation Homes, Inc.                   4,073,910
      21,657 Mid-America Apartment
                Communities, Inc.                     3,782,828
       4,337 NexPoint Residential Trust, Inc.           271,106
      22,815 Sun Communities, Inc.                    3,635,798
      56,151 UDR, Inc.                                2,585,192
       9,465 UMH Properties, Inc.                       167,152
      16,401 Washington Real Estate
                Investment Trust                        349,505
                                               ----------------
                                                     39,136,811
                                               ----------------
             RETAIL REITS -- 14.6%
      17,801 Acadia Realty Trust                        278,052
      14,102 Agree Realty Corp.                       1,017,177
         401 Alexander's, Inc.                           89,086
      56,192 Brixmor Property Group, Inc.             1,135,640
       4,833 CBL & Associates Properties,
                Inc.(a)                                 113,527
       2,304 Cedar Realty Trust, Inc.                    66,332
      13,410 Federal Realty Investment Trust          1,283,873
       7,628 Getty Realty Corp.                         202,142
      12,643 InvenTrust Properties Corp.                326,063
     115,940 Kimco Realty Corp.                       2,292,134
      41,094 Kite Realty Group Trust                    710,515
      40,268 Macerich (The) Co.                         350,734
      33,002 National Retail Properties, Inc.         1,419,086
      24,960 Necessity Retail REIT (The), Inc.          181,709
       8,991 NETSTREIT Corp.                            169,660
         787 Pennsylvania Real Estate
                Investment Trust (a)                      2,636
      21,366 Phillips Edison & Co., Inc.                713,838
     112,860 Realty Income Corp.                      7,703,824
      29,104 Regency Centers Corp.                    1,726,158
      23,302 Retail Opportunity Investments
                Corp.                                   367,706
      15,967 RPT Realty                                 156,956
       2,467 Saul Centers, Inc.                         116,220
      61,599 Simon Property Group, Inc.               5,846,977
      34,099 SITE Centers Corp.                         459,314
      25,196 Spirit Realty Capital, Inc.                951,905
      19,584 Tanger Factory Outlet Centers,
                Inc.                                    278,485
      20,709 Urban Edge Properties                      314,984
       5,659 Urstadt Biddle Properties, Inc.,
                Class A                                  91,676
       8,667 Whitestone REIT                             93,170
                                               ----------------
                                                     28,459,579
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             SPECIALIZED REITS -- 24.1%
      42,105 CubeSmart                         $      1,798,726
      53,407 Digital Realty Trust, Inc.               6,933,831
      14,063 EPR Properties                             659,977
      17,077 Equinix, Inc.                           11,219,931
      25,190 Extra Space Storage, Inc.                4,285,323
       5,917 Farmland Partners, Inc.                     81,655
      15,077 Four Corners Property Trust, Inc.          400,897
      44,119 Gaming and Leisure Properties,
                Inc.                                  2,023,297
       5,842 Gladstone Land Corp.                       129,459
      54,509 Iron Mountain, Inc.                      2,654,043
      15,828 Life Storage, Inc.                       1,767,354
      15,785 National Storage Affiliates Trust          790,355
      28,651 Public Storage                           8,958,308
       2,906 Safehold, Inc.                             102,785
     180,661 VICI Properties, Inc.                    5,381,891
                                               ----------------
                                                     47,187,832
                                               ----------------
             TOTAL COMMON STOCKS -- 99.5%           194,569,439
             (Cost $231,619,699)               ----------------

             MONEY MARKET FUNDS -- 0.2%
     440,498 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.34% (b)                       440,498
             (Cost $440,498)                   ----------------

             TOTAL INVESTMENTS -- 99.7%             195,009,937
             (Cost $232,060,197)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                     605,806
                                               ----------------
             NET ASSETS -- 100.0%              $    195,615,743
                                               ================

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of June 30, 2022.

Page 36                 See Notes to Financial Statements


FIRST TRUST S&P REIT INDEX FUND (FRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                        TOTAL           LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      6/30/2022          PRICES            INPUTS            INPUTS
                                                   ---------------------------------------------------------------------
Common Stocks*..................................   $   194,569,439  $    194,569,439  $             --  $             --
Money Market Funds..............................           440,498           440,498                --                --
                                                   ---------------------------------------------------------------------
Total Investments...............................   $   195,009,937  $    195,009,937  $             --  $             --
                                                   =====================================================================


* See Portfolio of Investments for Sub-industry breakout.

                        See Notes to Financial Statements                Page 37


FIRST TRUST WATER ETF (FIW)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             BEVERAGES -- 2.1%
   1,705,990 Primo Water Corp.                 $     22,826,146
                                               ----------------
             BUILDING PRODUCTS -- 9.0%
     632,967 A.O. Smith Corp.                        34,610,636
     371,907 Advanced Drainage Systems, Inc.         33,497,663
   1,144,146 Zurn Water Solutions Corp.              31,166,537
                                               ----------------
                                                     99,274,836
                                               ----------------
             CHEMICALS -- 3.9%
     281,460 Ecolab, Inc.                            43,277,290
                                               ----------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 4.4%
     351,467 Montrose Environmental Group,
                Inc. (a)                             11,865,526
     273,407 Tetra Tech, Inc.                        37,333,726
                                               ----------------
                                                     49,199,252
                                               ----------------
             CONSTRUCTION & ENGINEERING
                -- 7.5%
     682,772 AECOM                                   44,530,390
     171,899 Valmont Industries, Inc.                38,613,672
                                               ----------------
                                                     83,144,062
                                               ----------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 4.1%
     249,523 Badger Meter, Inc.                      20,183,915
     520,351 Itron, Inc. (a)                         25,720,950
                                               ----------------
                                                     45,904,865
                                               ----------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 3.0%
      93,191 IDEXX Laboratories, Inc. (a)            32,684,879
                                               ----------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 8.2%
     380,562 Agilent Technologies, Inc.              45,199,349
     180,788 Danaher Corp.                           45,833,374
                                               ----------------
                                                     91,032,723
                                               ----------------
             MACHINERY -- 26.0%
     815,957 Energy Recovery, Inc. (a)               15,845,885
     872,190 Evoqua Water Technologies
                Corp. (a)                            28,354,897
     816,763 Flowserve Corp.                         23,383,925
     293,344 Franklin Electric Co., Inc.             21,490,381
     258,521 IDEX Corp.                              46,955,169
     118,155 Lindsay Corp.                           15,693,347
     434,795 Mueller Industries, Inc.                23,170,226
   1,221,684 Mueller Water Products, Inc.,
                Class A                              14,330,353
     749,593 Pentair PLC                             34,308,872
     172,318 Watts Water Technologies, Inc.,
                Class A                              21,167,543
     557,731 Xylem, Inc.                             43,603,410
                                               ----------------
                                                    288,304,008
                                               ----------------
             MULTI-UTILITIES -- 3.6%
   2,997,853 Algonquin Power & Utilities
                Corp. (b)                            40,261,166
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             PROFESSIONAL SERVICES -- 3.0%
     748,946 Stantec, Inc.                     $     32,796,345
                                               ----------------
             SOFTWARE -- 4.0%
     110,683 Roper Technologies, Inc.                43,681,046
                                               ----------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 2.2%
   1,103,429 Core & Main, Inc., Class A (a)          24,606,467
                                               ----------------
             WATER UTILITIES -- 19.0%
     294,737 American States Water Co.               24,024,013
     328,348 American Water Works Co., Inc.          48,848,332
     435,712 California Water Service Group          24,203,802
   4,645,148 Cia de Saneamento Basico do
                Estado de Sao Paulo, ADR             37,114,732
   1,053,071 Essential Utilities, Inc.               48,283,305
     155,048 Middlesex Water Co.                     13,594,609
     237,706 SJW Group                               14,835,231
                                               ----------------
                                                    210,904,024
                                               ----------------
             TOTAL COMMON STOCKS -- 100.0%        1,107,897,109
             (Cost $1,151,337,640)             ----------------

             MONEY MARKET FUNDS -- 1.7%
  19,257,332 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.39% (c) (d)                        19,257,332
      15,495 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.34% (c)                        15,495
                                               ----------------
             TOTAL MONEY MARKET FUNDS
                -- 1.7%                              19,272,827
             (Cost $19,272,827)                ----------------

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
---------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.6%
$ 18,111,168 BNP Paribas S.A., 1.44% (c),
                dated 06/30/22, due 07/01/22,
                with a maturity value of
                $18,111,893. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.25%, due 05/31/28.
                The value of the collateral
                including accrued interest
                is $18,511,440. (d)                  18,111,168
             (Cost $18,111,168)                ----------------

             TOTAL INVESTMENTS -- 103.3%          1,145,281,104
             (Cost $1,188,721,635)
             NET OTHER ASSETS AND
                LIABILITIES -- (3.3)%               (36,191,375)
                                               ----------------
             NET ASSETS -- 100.0%              $  1,109,089,729
                                               ================

Page 38                 See Notes to Financial Statements


FIRST TRUST WATER ETF (FIW)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $36,352,324 and the total value of the collateral held by the Fund is $37,368,500.

(c)   Rate shown reflects yield as of June 30, 2022.

(d)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     36,352,324
Non-cash Collateral(2)                              (36,352,324)
                                               ----------------
Net Amount                                     $             --
                                               ================

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     18,111,168
Non-cash Collateral(4)                              (18,111,168)
                                               ----------------
Net Amount                                     $             --
                                               ================

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                        TOTAL           LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      6/30/2022          PRICES            INPUTS            INPUTS
                                                   ---------------------------------------------------------------------
Common Stocks*..................................   $ 1,107,897,109  $  1,107,897,109  $             --  $             --
Money Market Funds..............................        19,272,827        19,272,827                --                --
Repurchase Agreements...........................        18,111,168                --        18,111,168                --
                                                   ---------------------------------------------------------------------
Total Investments...............................   $ 1,145,281,104  $  1,127,169,936  $     18,111,168  $             --
                                                   =====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 39


FIRST TRUST NATURAL GAS ETF (FCG)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             GAS UTILITIES -- 2.0%
     209,488 National Fuel Gas Co.             $     13,836,682
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 97.8%
     157,513 Amplify Energy Corp. (a)                 1,030,135
     555,186 Antero Resources Corp. (a)              17,016,451
     565,964 APA Corp.                               19,752,144
     299,402 Callon Petroleum Co. (a)                11,736,558
   1,499,088 Centennial Resource
                Development, Inc., Class A (a)        8,964,546
     237,269 Chesapeake Energy Corp.                 19,242,516
     174,237 Civitas Resources, Inc.                  9,110,853
     741,417 CNX Resources Corp. (a)                 12,203,724
     471,622 Comstock Resources, Inc. (a)             5,697,194
     286,640 ConocoPhillips                          25,743,138
     754,627 Coterra Energy, Inc.                    19,461,830
     116,247 Crescent Energy, Inc.,
                Class A (b)                           1,450,763
   1,900,904 Crescent Point Energy Corp.             13,534,436
   1,089,832 DCP Midstream, L.P. (c)                 32,237,231
     392,631 Devon Energy Corp.                      21,637,894
     188,816 Diamondback Energy, Inc.                22,875,058
     233,141 Earthstone Energy, Inc.,
                Class A (a) (b)                       3,182,375
     707,725 Enerplus Corp.                           9,363,202
     224,936 EOG Resources, Inc.                     24,841,932
     528,194 EQT Corp.                               18,169,874
      79,597 Gulfport Energy Corp. (a)                6,328,757
     221,879 Hess Corp.                              23,505,861
   1,060,113 Hess Midstream, L.P.,
                Class A (b) (c) (d)                  29,683,164
   1,899,677 Kosmos Energy Ltd. (a)                  11,759,001
     116,479 Laredo Petroleum, Inc. (a)               8,030,062
     456,448 Magnolia Oil & Gas Corp.,
                Class A                               9,580,843
     891,077 Marathon Oil Corp.                      20,031,411
     333,390 Matador Resources Co.                   15,532,640
     445,657 Murphy Oil Corp.                        13,454,385
     257,016 Northern Oil and Gas, Inc.               6,492,224
      70,586 Oasis Petroleum, Inc.                    8,586,787
     367,369 Obsidian Energy Ltd. (a) (b)             2,843,436
     454,570 Occidental Petroleum Corp.              26,765,082
     437,693 Ovintiv, Inc.                           19,341,654
     265,415 PDC Energy, Inc.                        16,352,218
     108,336 Pioneer Natural Resources Co.           24,167,595
     659,947 Range Resources Corp. (a)               16,333,688
     130,829 Ranger Oil Corp., Class A (a)            4,300,349
      25,500 Riley Exploration Permian, Inc.            616,590
     267,335 SandRidge Energy, Inc. (a)               4,189,139
      72,535 SilverBow Resources, Inc. (a) (b)        2,057,093
     406,156 SM Energy Co.                           13,886,474
   2,379,960 Southwestern Energy Co. (a)             14,874,750
     324,130 Talos Energy, Inc. (a)                   5,014,291
   3,816,404 Tellurian, Inc. (a)                     11,372,884
     647,110 Vermilion Energy, Inc.                  12,333,917
     728,277 W&T Offshore, Inc. (a)                   3,146,157

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
   1,415,446 Western Midstream Partners,
                L.P. (c)                       $     34,409,492
                                               ----------------
                                                    662,241,798
                                               ----------------
             TOTAL COMMON STOCKS -- 99.8%           676,078,480
             (Cost $648,180,371)               ----------------

             MONEY MARKET FUNDS -- 2.6%
  15,927,014 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.39% (e) (f)                        15,927,014
   1,290,181 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.34% (e)                     1,290,181
                                               ----------------
             TOTAL MONEY MARKET FUNDS
                -- 2.6%                              17,217,195
             (Cost $17,217,195)                ----------------

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
---------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.2%
$ 14,979,066 BNP Paribas S.A., 1.44% (e),
                dated 06/30/22, due 07/01/22,
                with a maturity value of .
                $14,979,665. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.25%, due 05/31/28.
                The value of the collateral
                including accrued interest
                is $15,310,116. (f)                  14,979,066
             (Cost $14,979,066)                ----------------

             TOTAL INVESTMENTS -- 104.6%            708,274,741
             (Cost $680,376,632)
             NET OTHER ASSETS AND
                LIABILITIES -- (4.6)%               (31,086,566)
                                               ----------------
             NET ASSETS -- 100.0%              $    677,188,175
                                               ================

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $29,833,001 and the total value of the collateral held by the Fund is $30,906,080.

(c)   Security is a Master Limited Partnership ("MLP").

(d)   This security is taxed as a "C" corporation for federal income tax purposes.

(e)   Rate shown reflects yield as of June 30, 2022.

(f)   This security serves as collateral for securities on loan.

Page 40                 See Notes to Financial Statements


FIRST TRUST NATURAL GAS ETF (FCG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     29,833,001
Non-cash Collateral(2)                              (29,833,001)
                                               ----------------
Net Amount                                     $             --
                                               ================

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     14,979,066
Non-cash Collateral(4)                              (14,979,066)
                                               ----------------
Net Amount                                     $             --
                                               ================

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                        TOTAL           LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      6/30/2022          PRICES            INPUTS            INPUTS
                                                   ---------------------------------------------------------------------
Common Stocks*..................................   $   676,078,480  $    676,078,480  $             --  $             --
Money Market Funds..............................        17,217,195        17,217,195                --                --
Repurchase Agreements...........................        14,979,066                --        14,979,066                --
                                                   ---------------------------------------------------------------------
Total Investments...............................   $   708,274,741  $    693,295,675  $     14,979,066  $             --
                                                   =====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 41


FIRST TRUST CHINDIA ETF (FNI)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AIR FREIGHT & LOGISTICS -- 0.6%
      31,187 ZTO Express Cayman, Inc., ADR     $        856,083
                                               ----------------
             AUTOMOBILES -- 13.3%
      97,481 Li Auto, Inc., ADR (a)                   3,734,497
     281,045 NIO, Inc., ADR (a)                       6,104,297
     171,478 Tata Motors Ltd., ADR (a) (b)            4,436,136
     103,989 XPeng, Inc., ADR (a)                     3,300,611
                                               ----------------
                                                     17,575,541
                                               ----------------
             BANKS -- 12.2%
     148,571 HDFC Bank Ltd., ADR                      8,165,462
     444,287 ICICI Bank Ltd., ADR                     7,881,652
                                               ----------------
                                                     16,047,114
                                               ----------------
             BIOTECHNOLOGY -- 1.6%
      96,542 I-Mab, ADR (a)                           1,090,925
      28,864 Zai Lab Ltd., ADR (a)                    1,001,003
                                               ----------------
                                                      2,091,928
                                               ----------------
             CAPITAL MARKETS -- 0.9%
      22,881 Futu Holdings Ltd., ADR (a)              1,194,617
                                               ----------------
             CONSUMER FINANCE -- 1.3%
      53,411 360 DigiTech, Inc., ADR                    924,010
     133,555 Lufax Holding Ltd., ADR                    801,330
                                               ----------------
                                                      1,725,340
                                               ----------------
             DIVERSIFIED CONSUMER SERVICES
                -- 1.8%
      64,329 New Oriental Education &
                Technology Group, Inc.,
                ADR (a)                               1,309,738
     204,878 TAL Education Group, ADR (a)               997,756
                                               ----------------
                                                      2,307,494
                                               ----------------
             ENTERTAINMENT -- 5.5%
      37,579 Bilibili, Inc., ADR (a) (b)                962,022
     204,878 iQIYI, Inc., ADR (a)                       860,488
      47,118 NetEase, Inc., ADR                       4,398,937
     200,964 Tencent Music Entertainment
                Group, ADR (a)                        1,008,839
                                               ----------------
                                                      7,230,286
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 4.6%
      25,854 Huazhu Group Ltd., ADR                     985,037
      88,341 MakeMyTrip Ltd. (a)                      2,268,597
     148,928 Melco Resorts & Entertainment
                Ltd., ADR (a)                           856,336
      38,082 Trip.com Group Ltd., ADR (a)             1,045,351
      18,472 Yum China Holdings, Inc.                   895,892
                                               ----------------
                                                      6,051,213
                                               ----------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 2.2%
      56,535 Azure Power Global Ltd. (a) (b)            644,499
     349,097 ReNew Energy Global PLC,
                Class A (a) (b)                       2,258,658
                                               ----------------
                                                      2,903,157
                                               ----------------
             INSURANCE -- 0.7%
     109,520 China Life Insurance Co., Ltd.,
                ADR (b)                                 946,253
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             INTERACTIVE MEDIA & SERVICES
                -- 6.1%
      23,123 Autohome, Inc., ADR               $        909,428
      34,828 Baidu, Inc., ADR (a)                     5,179,968
      41,540 Kanzhun Ltd., ADR (a)                    1,091,671
      38,173 Weibo Corp., ADR (a)                       882,942
                                               ----------------
                                                      8,064,009
                                               ----------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 24.4%
      89,046 Alibaba Group Holding Ltd.,
                ADR (a)                              10,122,749
     111,265 Dada Nexus Ltd., ADR (a)                   902,359
     152,408 JD.com, Inc., ADR                        9,787,642
     169,858 Pinduoduo, Inc., ADR (a)                10,497,224
      90,331 Vipshop Holdings Ltd., ADR (a)             893,374
                                               ----------------
                                                     32,203,348
                                               ----------------
             IT SERVICES -- 13.6%
      30,017 GDS Holdings Ltd., ADR (a) (b)           1,002,268
     453,489 Infosys Ltd., ADR                        8,394,081
     174,270 Kingsoft Cloud Holdings Ltd.,
                ADR (a)                                 775,501
     148,666 Vnet Group, Inc., ADR (a)                  897,943
     817,257 Wipro Ltd., ADR                          4,339,635
      33,588 WNS (Holdings) Ltd., ADR (a)             2,507,008
                                               ----------------
                                                     17,916,436
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 1.1%
      16,007 China Petroleum & Chemical
                Corp., ADR                              716,953
      16,103 PetroChina Co., Ltd., ADR                  751,044
                                               ----------------
                                                      1,467,997
                                               ----------------
             PHARMACEUTICALS -- 4.5%
      88,288 Dr. Reddy's Laboratories Ltd.,
                ADR                                   4,890,273
      79,838 HUTCHMED China Ltd.,
                ADR (a)                               1,009,152
                                               ----------------
                                                      5,899,425
                                               ----------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 2.5%
     182,370 KE Holdings, Inc., ADR (a)               3,273,541
                                               ----------------
             ROAD & RAIL -- 0.8%
     121,216 Full Truck Alliance Co., Ltd.,
                ADR (a) (b)                           1,098,217
                                               ----------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.6%
      17,172 Daqo New Energy Corp., ADR (a)           1,225,738
      13,712 JinkoSolar Holding Co., Ltd.,
                ADR (a)                                 948,596
                                               ----------------
                                                      2,174,334
                                               ----------------
             TOBACCO -- 0.7%
     424,244 RLX Technology, Inc., ADR (a)              903,640
                                               ----------------
             TOTAL COMMON STOCKS -- 100.0%          131,929,973
             (Cost $155,059,114)               ----------------

Page 42                 See Notes to Financial Statements


FIRST TRUST CHINDIA ETF (FNI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
---------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 3.8%
$  2,000,000 Citigroup, Inc., 1.50% (c), dated
                06/30/22, due 07/01/22, with a
                maturity value of $2,000,083.
                Collateralized by U.S.
                Treasury Securities, interest
                rates of 0.75% to 3.88%, due
                11/15/24 to 04/15/29. The
                value of the collateral
                including accrued interest
                is $2,040,000. (d)             $      2,000,000
   2,000,000 Daiwa Capital Markets America,
                Inc., 1.49% (c), dated
                06/30/22, due 07/01/22, with
                a maturity value of
                $2,000,083. Collateralized by
                U.S. Treasury Securities,
                interest rates of 0.00% to
                7.63%, due 07/26/22 to
                02/15/50. The value of the
                collateral including accrued
                interest is $2,040,000. (d)           2,000,000
   1,022,715 JPMorgan Chase & Co., 1.48% (c),
                dated 06/30/22, due 07/01/22,
                with a maturity value of
                $1,022,757. Collateralized by
                U.S. Treasury Securities,
                interest rates of 2.88% to
                3.38%, due 05/15/44 to
                05/15/49. The value of the
                collateral including accrued
                interest is $1,043,169. (d)           1,022,715
                                               ----------------
             TOTAL REPURCHASE AGREEMENTS
                -- 3.8%                               5,022,715
             (Cost $5,022,715)                 ----------------

             TOTAL INVESTMENTS -- 103.8%            136,952,688
             (Cost $160,081,829)
             NET OTHER ASSETS AND
                LIABILITIES -- (3.8)%                (5,022,447)
                                               ----------------
             NET ASSETS -- 100.0%              $    131,930,241
                                               ================

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,905,238 and the total value of the collateral held by the Fund is $5,022,715.

(c)   Rate shown reflects yield as of June 30, 2022.

(d)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      4,905,238
Non-cash Collateral(2)                               (4,905,238)
                                               ----------------
Net Amount                                     $             --
                                               ================

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $      5,022,715
Non-cash Collateral(4)                               (5,022,715)
                                               ----------------
Net Amount                                     $             --
                                               ================

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 43


FIRST TRUST CHINDIA ETF (FNI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                        TOTAL           LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      6/30/2022          PRICES            INPUTS            INPUTS
                                                   ---------------------------------------------------------------------
Common Stocks*..................................   $   131,929,973  $    131,929,973  $             --  $             --
Repurchase Agreements...........................         5,022,715                --         5,022,715                --
                                                   ---------------------------------------------------------------------
Total Investments...............................   $   136,952,688  $    131,929,973  $      5,022,715  $             --
                                                   =====================================================================


* See Portfolio of Investments for industry breakout.

Page 44                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BANKS -- 92.0%
      10,489 1st Source Corp.                  $        476,201
       3,693 ACNB Corp. (a)                             109,645
      13,085 Amalgamated Financial Corp.                258,821
      14,502 Amerant Bancorp, Inc.                      407,796
       4,540 American National Bankshares,
                Inc.                                    157,129
      29,448 Ameris Bancorp                           1,183,221
       6,793 Arrow Financial Corp.                      216,085
      31,814 Atlantic Union Bankshares Corp.          1,079,131
      13,882 BancFirst Corp.                          1,328,646
      23,993 Bancorp (The), Inc. (b)                    468,343
       3,191 Bank First Corp. (a)                       241,910
       6,784 Bank of Marin Bancorp                      215,596
      50,942 Bank OZK                                 1,911,853
       3,292 Bankwell Financial Group, Inc.             102,217
      14,579 Banner Corp.                               819,486
       5,759 BayCom Corp.                               119,096
       7,206 BCB Bancorp, Inc.                          122,718
      32,854 Brookline Bancorp, Inc.                    437,287
       9,570 Business First Bancshares, Inc.            203,937
       2,969 Cambridge Bancorp                          245,536
       6,216 Camden National Corp.                      273,815
       7,188 Capital City Bank Group, Inc.              200,473
       9,358 Capstar Financial Holdings, Inc.           183,604
      10,424 Carter Bankshares, Inc. (b)                137,597
      31,871 Cathay General Bancorp                   1,247,750
      10,436 CBTX, Inc.                                 277,493
       6,618 Citizens & Northern Corp.                  159,957
       6,346 City Holding Co.                           506,918
       6,186 Civista Bancshares, Inc.                   131,514
       7,150 CNB Financial Corp.                        172,959
       5,484 Coastal Financial Corp. (b)                209,050
       7,458 Colony Bankcorp, Inc. (a)                  112,541
      33,351 Columbia Banking System, Inc.              955,506
      51,204 Commerce Bancshares, Inc.                3,361,543
       7,589 Community Trust Bancorp, Inc.              306,899
      16,762 ConnectOne Bancorp, Inc.                   409,831
      21,055 CrossFirst Bankshares, Inc. (b)            277,926
      59,823 CVB Financial Corp.                      1,484,209
      16,643 Dime Community Bancshares, Inc.            493,465
      13,605 Eagle Bancorp, Inc.                        645,013
      15,794 Enterprise Financial Services
                Corp.                                   655,451
       6,903 Equity Bancshares, Inc., Class A           201,291
       3,425 Esquire Financial Holdings, Inc.           114,053
       5,541 Farmers & Merchants Bancorp,
                Inc. (a)                                183,906
      14,423 Farmers National Banc Corp.                216,345
       6,488 Financial Institutions, Inc.               168,818
      15,115 First Bancorp                              527,514
       8,689 First Bancshares (The), Inc.               248,505
       8,324 First Bank                                 116,370
      23,443 First Busey Corp.                          535,673
       3,591 First Business Financial Services,
                Inc.                                    112,003
       7,098 First Community Bankshares, Inc.           208,752

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             BANKS (CONTINUED)
      40,053 First Financial Bancorp           $        777,028
      60,528 First Financial Bankshares, Inc.         2,376,935
       5,268 First Financial Corp.                      234,426
      23,968 First Foundation, Inc.                     490,865
       4,545 First Guaranty Bancshares,
                Inc. (a)                                110,489
      54,312 First Hawaiian, Inc.                     1,233,426
       4,095 First Internet Bancorp                     150,778
      46,437 First Interstate BancSystem,
                Inc., Class A                         1,769,714
      25,218 First Merchants Corp.                      898,265
       8,672 First Mid Bancshares, Inc.                 309,330
       9,808 First of Long Island (The) Corp.           171,934
       4,015 First Western Financial, Inc. (b)          109,168
       7,314 Five Star Bancorp                          193,236
      12,870 Flushing Financial Corp.                   273,616
      68,177 Fulton Financial Corp.                     985,158
       5,925 FVCBankcorp, Inc. (b)                      111,568
      12,505 German American Bancorp, Inc.              427,421
       5,371 Great Southern Bancorp, Inc.               314,526
       5,089 Guaranty Bancshares, Inc.                  184,476
      36,629 Hancock Whitney Corp.                    1,623,764
      12,921 Hanmi Financial Corp.                      289,947
      21,739 HarborOne Bancorp, Inc.                    299,781
      17,969 Heartland Financial USA, Inc.              746,432
      25,633 Heritage Commerce Corp.                    274,017
      14,887 Heritage Financial Corp.                   374,557
       7,932 HomeStreet, Inc.                           275,002
       6,667 HomeTrust Bancshares, Inc.                 166,675
      51,060 Hope Bancorp, Inc.                         706,670
      18,479 Horizon Bancorp, Inc.                      321,904
      19,839 Independent Bank Corp.                   1,575,812
       8,926 Independent Bank Corp./MI                  172,093
      17,928 Independent Bank Group, Inc.             1,217,490
      26,792 International Bancshares Corp.           1,073,823
      27,473 Lakeland Bancorp, Inc.                     401,655
      10,749 Lakeland Financial Corp.                   713,949
      18,576 Live Oak Bancshares, Inc.                  629,541
      14,527 Macatawa Bank Corp.                        128,419
       6,719 Mercantile Bank Corp.                      214,672
      12,454 Meta Financial Group, Inc.                 481,596
      10,800 Metrocity Bankshares, Inc.                 219,348
       6,769 Mid Penn Bancorp, Inc.                     182,560
       9,354 Midland States Bancorp, Inc.               224,870
       6,650 MidWestOne Financial Group, Inc.           197,638
       5,152 MVB Financial Corp.                        160,279
      18,163 NBT Bancorp, Inc.                          682,747
       3,242 Northeast Bank                             118,430
       2,467 Northrim BanCorp, Inc.                      99,321
      53,738 Northwest Bancshares, Inc.                 687,846
      25,188 OceanFirst Financial Corp.                 481,846
     124,245 Old National Bancorp                     1,837,584
      18,856 Old Second Bancorp, Inc.                   252,293
      10,080 Origin Bancorp, Inc.                       391,104
       4,688 Orrstown Financial Services, Inc.          113,309
      40,260 Pacific Premier Bancorp, Inc.            1,177,202
      49,810 PacWest Bancorp                          1,327,935
       5,053 Parke Bancorp, Inc.                        105,911

                        See Notes to Financial Statements                Page 45


FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BANKS (CONTINUED)
       6,341 PCB Bancorp                       $        118,450
       7,791 Peapack-Gladstone Financial
                Corp.                                   231,393
      12,021 Peoples Bancorp, Inc.                      319,759
       3,042 Peoples Financial Services Corp.           169,865
      32,395 Pinnacle Financial Partners, Inc.        2,342,482
       6,282 Preferred Bank                             427,302
      15,072 Premier Financial Corp.                    382,075
      10,443 Primis Financial Corp.                     142,338
       5,830 Professional Holding Corp.,
                Class A (b)                             116,892
       7,486 QCR Holdings, Inc.                         404,169
       8,139 RBB Bancorp                                168,233
      23,707 Renasant Corp.                             682,999
       7,564 Republic Bancorp, Inc., Class A            364,963
      25,215 Republic First Bancorp, Inc. (b)            96,069
      16,672 S&T Bancorp, Inc.                          457,313
      19,186 Sandy Spring Bancorp, Inc.                 749,597
      26,044 Seacoast Banking Corp. of Florida          860,494
       8,416 Shore Bancshares, Inc.                     155,696
       6,398 Sierra Bancorp                             139,029
      55,411 Simmons First National Corp.,
                Class A                               1,178,038
       7,166 SmartFinancial, Inc.                       173,131
       3,386 Southern First Bancshares,
                Inc. (b)                                147,596
      13,623 Southside Bancshares, Inc.                 509,773
      32,009 SouthState Corp.                         2,469,494
      12,394 Stock Yards Bancorp, Inc.                  741,409
      21,512 Texas Capital Bancshares, Inc. (b)       1,132,392
       5,707 Third Coast Bancshares, Inc. (b)           124,983
      30,843 TowneBank                                  837,387
      14,263 TriCo Bancshares                           650,963
      10,670 Triumph Bancorp, Inc. (b)                  667,515
      26,067 Trustmark Corp.                            760,896
      20,528 UMB Financial Corp.                      1,767,461
      57,378 United Bankshares, Inc.                  2,012,246
      44,967 United Community Banks, Inc.             1,357,554
       4,451 Unity Bancorp, Inc.                        117,862
      12,551 Univest Financial Corp.                    319,297
       8,482 USCB Financial Holdings, Inc. (b)           97,882
     214,726 Valley National Bancorp                  2,235,298
      22,886 Veritex Holdings, Inc.                     669,644
      27,697 Washington Federal, Inc.                   831,464
       7,360 Washington Trust Bancorp, Inc.             356,003
      25,563 WesBanco, Inc.                             810,603
       7,053 West BanCorp, Inc.                         171,670
      11,402 Westamerica BanCorp                        634,635
      24,288 Wintrust Financial Corp.                 1,946,683
                                               ----------------
                                                     87,062,776
                                               ----------------
             IT SERVICES -- 0.2%
       5,790 Cass Information Systems, Inc.             195,702
                                               ----------------
             THRIFTS & MORTGAGE FINANCE
                -- 7.7%
      12,097 Blue Foundry Bancorp (b)                   145,043
      11,865 Bridgewater Bancshares, Inc. (b)           191,501

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE
                (CONTINUED)
      58,889 Capitol Federal Financial, Inc.   $        540,601
      47,564 Columbia Financial, Inc. (b)             1,037,371
       3,353 FS Bancorp, Inc.                            96,265
       3,611 Greene County Bancorp, Inc.                163,542
         910 Hingham Institution for Savings            258,231
       3,540 Home Bancorp, Inc.                         120,820
      29,866 Kearny Financial Corp.                     331,811
      21,683 Luther Burbank Corp.                       282,963
      18,350 Merchants Bancorp                          415,994
      20,738 Northfield Bancorp, Inc.                   270,216
      10,480 Ponce Financial Group, Inc. (b)             96,835
       3,948 Southern Missouri Bancorp, Inc.            178,686
     119,087 TFS Financial Corp.                      1,635,065
       8,141 TrustCo Bank Corp.                         251,068
      10,011 Waterstone Financial, Inc.                 170,688
      27,430 WSFS Financial Corp.                     1,099,669
                                               ----------------
                                                      7,286,369
                                               ----------------
             TOTAL COMMON STOCKS -- 99.9%            94,544,847
             (Cost $110,592,456)               ----------------

             MONEY MARKET FUNDS -- 0.3%
     288,606 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.39% (c) (d)                           288,606
             (Cost $288,606)                   ----------------

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
---------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.3%
$    271,429 BNP Paribas S.A., 1.44% (c),
                dated 06/30/22, due 07/01/22,
                with a maturity value of
                $271,440. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.25%, due 05/31/28.
                The value of the collateral
                including accrued interest
                is $277,428. (d)                        271,429
             (Cost $271,429)                   ----------------

             TOTAL INVESTMENTS -- 100.5%             95,104,882
             (Cost $111,152,491)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.5)%                  (469,508)
                                               ----------------
             NET ASSETS -- 100.0%              $     94,635,374
                                               ================

(a)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $547,905 and the total value of the collateral held by the Fund is $560,035.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of June 30, 2022.

(d)   This security serves as collateral for securities on loan.

Page 46                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $        547,905
Non-cash Collateral(2)                                 (547,905)
                                               ----------------
Net Amount                                     $             --
                                               ================

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $        271,429
Non-cash Collateral(4)                                 (271,429)
                                               ----------------
Net Amount                                     $             --
                                               ================

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                        TOTAL           LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      6/30/2022          PRICES            INPUTS            INPUTS
                                                   ---------------------------------------------------------------------
Common Stocks*..................................   $    94,544,847  $     94,544,847  $             --  $             --
Money Market Funds..............................           288,606           288,606                --                --
Repurchase Agreements...........................           271,429                --           271,429                --
                                                   ---------------------------------------------------------------------
Total Investments...............................   $    95,104,882  $     94,833,453  $        271,429  $             --
                                                   =====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2022 (UNAUDITED)


                                                                            FIRST TRUST                          FIRST TRUST
                                                                             NASDAQ-100        FIRST TRUST        NASDAQ-100
                                                                               EQUAL           NASDAQ-100-      EX-TECHNOLOGY
                                                                              WEIGHTED      TECHNOLOGY SECTOR       SECTOR
                                                                             INDEX FUND        INDEX FUND         INDEX FUND
                                                                               (QQEW)            (QTEC)             (QQXT)
                                                                          ----------------  -----------------  ----------------

ASSETS:
Investments, at value...............................................       $  993,742,394    $ 1,613,308,696    $  112,812,321
Cash................................................................              766,856          1,207,817                --
Receivables:
      Dividends.....................................................              326,912            345,144            44,526
      Securities lending income.....................................               93,380                 --            16,814
      Capital shares sold...........................................                   --                 --                --
      Investment securities sold....................................                   --                 --                --
      Reclaims......................................................                   --                 --                --
Prepaid expenses....................................................                5,876             11,945             2,691
                                                                           --------------    ---------------    --------------
      Total Assets..................................................          994,935,418      1,614,873,602       112,876,352
                                                                           --------------    ---------------    --------------
LIABILITIES:
Due to custodian....................................................                   --                 --                --
Payables:
      Collateral for securities on loan.............................           15,270,025                 --         3,116,648
      Investment advisory fees......................................              333,016            567,348            32,344
      Licensing fees................................................              264,282            482,475            28,706
      Shareholder reporting fees....................................               36,354             91,236             4,490
      Audit and tax fees............................................               19,820             18,329            20,509
      Investment securities purchased...............................                   --                 --                --
      Capital shares redeemed.......................................                   --                 --                --
      Trustees' fees................................................                   --                 86                --
Other liabilities...................................................              121,518            211,233            16,001
                                                                           --------------    ---------------    --------------
      Total Liabilities.............................................           16,045,015          1,370,707         3,218,698
                                                                           --------------    ---------------    --------------
NET ASSETS..........................................................       $  978,890,403    $ 1,613,502,895    $  109,657,654
                                                                           ==============    ===============    ==============
NET ASSETS CONSIST OF:
Paid-in capital.....................................................       $1,101,529,081    $ 1,912,781,238    $  119,734,671
Par value...........................................................              112,000            141,000            15,500
Accumulated distributable earnings (loss)...........................         (122,750,678)      (299,419,343)      (10,092,517)
                                                                           --------------    ---------------    --------------
NET ASSETS..........................................................       $  978,890,403    $ 1,613,502,895    $  109,657,654
                                                                           ==============    ===============    ==============
NET ASSET VALUE, per share..........................................       $        87.40    $        114.43    $        70.75
                                                                           ==============    ===============    ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................           11,200,002         14,100,002         1,550,002
                                                                           ==============    ===============    ==============
Investments, at cost................................................       $1,067,925,844    $ 2,076,718,059    $  107,649,277
                                                                           ==============    ===============    ==============
Securities on loan, at value........................................       $   14,872,086    $            --    $    3,040,174
                                                                           ==============    ===============    ==============


Page 48                 See Notes to Financial Statements



  FIRST TRUST                                                                                         FIRST TRUST
   NASDAQ(R)          FIRST TRUST                                                                    NASDAQ(R) ABA
 CLEAN EDGE(R)            S&P             FIRST TRUST         FIRST TRUST         FIRST TRUST          COMMUNITY
  GREEN ENERGY            REIT               WATER            NATURAL GAS           CHINDIA               BANK
   INDEX FUND          INDEX FUND             ETF                 ETF                 ETF              INDEX FUND
     (QCLN)              (FRI)               (FIW)               (FCG)               (FNI)               (QABA)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


 $2,004,882,375      $  195,009,937      $1,145,281,104      $  708,274,741      $  136,952,688      $   95,104,882
      2,875,926                  --                  --                  --                  --              14,914

        301,967             741,649           1,684,857             483,283             132,509             171,646
        572,855                  --               7,232               7,798               9,193                 215
             --                  --                  --                  --           8,118,779                  --
      2,592,773           2,572,960                  --          17,831,744                  --                  --
        124,039                  --             169,819                  --                  --                  --
          8,304               4,818               7,555               4,531               3,166               2,720
 --------------      --------------      --------------      --------------      --------------      --------------
  2,011,358,239         198,329,364       1,147,150,567         726,602,097         145,216,335          95,294,377
 --------------      --------------      --------------      --------------      --------------      --------------

             --                  --                  --                  --              48,639                  --

    126,066,556                  --          37,368,500          30,906,080           5,022,715             560,035
        648,766              52,403             373,291             320,303              27,929              27,672
        505,536              19,795             151,942             200,941              16,451              23,529
        153,784               1,220              17,467               7,148              12,854               8,122
         18,977              26,073              19,719              22,318              22,620              20,499
             --                  --                  --                  --           8,119,209                  --
      2,595,736           2,586,187                  --          17,862,027                  --                  --
             --                  --                  --                  --                  --                  --
        211,032              27,943             129,919              95,105              15,677              19,146
 --------------      --------------      --------------      --------------      --------------      --------------
    130,200,387           2,713,621          38,060,838          49,413,922          13,286,094             659,003
 --------------      --------------      --------------      --------------      --------------      --------------
 $1,881,157,852      $  195,615,743      $1,109,089,729      $  677,188,175      $  131,930,241      $   94,635,374
 ==============      ==============      ==============      ==============      ==============      ==============

 $2,497,777,166      $  228,979,783      $1,121,540,514      $1,083,673,730      $  245,480,765      $  122,192,207
        360,000              76,000             154,000             308,984              32,500              19,000
   (616,979,314)        (33,440,040)        (12,604,785)       (406,794,539)       (113,583,024)        (27,575,833)
 --------------      --------------      --------------      --------------      --------------      --------------
 $1,881,157,852      $  195,615,743      $1,109,089,729      $  677,188,175      $  131,930,241      $   94,635,374
 ==============      ==============      ==============      ==============      ==============      ==============
 $        52.25      $        25.74      $        72.02      $        21.92      $        40.59      $        49.81
 ==============      ==============      ==============      ==============      ==============      ==============

     36,000,002           7,600,002          15,400,002          30,898,365           3,250,002           1,900,002
 ==============      ==============      ==============      ==============      ==============      ==============
 $2,466,944,848      $  232,060,197      $1,188,721,635      $  680,376,632      $  160,081,829      $  111,152,491
 ==============      ==============      ==============      ==============      ==============      ==============
 $  124,338,428      $           --      $   36,352,324      $   29,833,001      $    4,905,238      $      547,905
 ==============      ==============      ==============      ==============      ==============      ==============


                        See Notes to Financial Statements                Page 49


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)


                                                                            FIRST TRUST                          FIRST TRUST
                                                                             NASDAQ-100        FIRST TRUST        NASDAQ-100
                                                                               EQUAL           NASDAQ-100-      EX-TECHNOLOGY
                                                                              WEIGHTED      TECHNOLOGY SECTOR       SECTOR
                                                                             INDEX FUND        INDEX FUND         INDEX FUND
                                                                               (QQEW)            (QTEC)             (QQXT)
                                                                          ----------------  -----------------  ----------------

INVESTMENT INCOME:
Dividends...........................................................       $    6,228,149    $     8,237,112    $      800,114
Securities lending income (net of fees).............................              619,704                 --            97,892
Foreign withholding tax.............................................              (25,254)          (123,824)               --
                                                                           --------------    ---------------    --------------
      Total investment income.......................................            6,822,599          8,113,288           898,006
                                                                           --------------    ---------------    --------------
EXPENSES:
Investment advisory fees............................................            2,271,962          5,187,653           239,951
Licensing fees......................................................              567,990          1,296,913            59,988
Accounting and administration fees..................................              277,341            549,465            30,642
Shareholder reporting fees..........................................               47,977            118,290            11,637
Custodian fees......................................................               43,755             96,979             5,788
Transfer agent fees.................................................               26,560             44,820             2,999
Audit and tax fees..................................................               14,646             14,640            14,644
Legal fees..........................................................               10,770             30,328             1,203
Listing fees........................................................                4,606              4,637             4,582
Trustees' fees and expenses.........................................                3,762              4,369             3,459
Expenses previously waived or reimbursed............................                   --                 --                --
Other expenses......................................................               10,429             26,447             2,725
                                                                           --------------    ---------------    --------------
      Total expenses................................................            3,279,798          7,374,541           377,618
      Less fees waived and expenses reimbursed by the investment
         advisor....................................................                   --                 --           (17,692)
                                                                           --------------    ---------------    --------------
      Net expenses..................................................            3,279,798          7,374,541           359,926
                                                                           --------------    ---------------    --------------
NET INVESTMENT INCOME (LOSS)........................................            3,542,801            738,747           538,080
                                                                           --------------    ---------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................          (27,774,204)       (51,040,719)       (2,921,794)
      In-kind redemptions...........................................           35,172,985        346,997,337         1,280,512
      Foreign currency transactions.................................                   --                 --                --
                                                                           --------------    ---------------    --------------
Net realized gain (loss)............................................            7,398,781        295,956,618        (1,641,282)
                                                                           --------------    ---------------    --------------
Net change in unrealized appreciation (depreciation) on:
      Investments...................................................         (363,543,740)    (1,494,695,890)      (25,691,725)
      Foreign currency translation..................................                   --                 --                --
                                                                           --------------    ---------------    --------------
Net change in unrealized appreciation (depreciation)................         (363,543,740)    (1,494,695,890)      (25,691,725)
                                                                           --------------    ---------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................         (356,144,959)    (1,198,739,272)      (27,333,007)
                                                                           --------------    ---------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................       $ (352,602,158)   $(1,198,000,525)   $  (26,794,927)
                                                                           ==============    ===============    ==============


Page 50                 See Notes to Financial Statements



  FIRST TRUST                                                                                         FIRST TRUST
   NASDAQ(R)          FIRST TRUST                                                                    NASDAQ(R) ABA
 CLEAN EDGE(R)            S&P             FIRST TRUST         FIRST TRUST         FIRST TRUST          COMMUNITY
  GREEN ENERGY            REIT               WATER            NATURAL GAS           CHINDIA               BANK
   INDEX FUND          INDEX FUND             ETF                 ETF                 ETF              INDEX FUND
     (QCLN)              (FRI)               (FIW)               (FCG)               (FNI)               (QABA)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


 $    5,391,564      $    3,553,615      $    8,168,829      $   10,150,337      $      413,508      $    1,518,771
      3,379,021                  --              29,133              41,050              51,636                 446
       (333,002)                 --            (230,601)            (15,497)            (39,150)                 --
 --------------      --------------      --------------      --------------      --------------      --------------
      8,437,583           3,553,615           7,967,361          10,175,890             425,994           1,519,217
 --------------      --------------      --------------      --------------      --------------      --------------

      4,316,919             336,485           2,604,552           1,350,654             178,804             234,964
      1,079,229              89,734             325,569             337,663              35,761              52,867
        481,189              57,177             310,723             169,411              23,227              30,953
        165,546              12,207              53,224              20,208              15,739              13,496
         80,764              13,086              49,114              26,097               3,759              10,365
         39,378               5,608              28,676              16,846               2,235               2,937
         14,663              17,501              14,628              15,621              15,737              14,621
         21,833               1,457              10,437               3,196               1,343               1,039
          4,647               4,866               6,106               6,106               6,106               4,582
          4,095               3,477               3,768               3,554               3,461               3,460
             --              16,550                  --              72,860                  --                  --
         20,023               2,665               9,371               3,765               2,734               2,564
 --------------      --------------      --------------      --------------      --------------      --------------
      6,228,286             560,813           3,416,168           2,025,981             288,906             371,848

             --                  --                  --                  --             (20,700)            (19,403)
 --------------      --------------      --------------      --------------      --------------      --------------
      6,228,286             560,813           3,416,168           2,025,981             268,206             352,445
 --------------      --------------      --------------      --------------      --------------      --------------
      2,209,297           2,992,802           4,551,193           8,149,909             157,788           1,166,772
 --------------      --------------      --------------      --------------      --------------      --------------

    (70,269,653)         (2,682,495)         (5,128,384)        (15,050,091)         (5,608,356)         (1,938,922)
     95,258,189           6,893,946          53,162,514         105,154,481             484,988           3,093,654
             --                  --                  --                (179)                 --                  --
 --------------      --------------      --------------      --------------      --------------      --------------
     24,988,536           4,211,451          48,034,130          90,104,211          (5,123,368)          1,154,732
 --------------      --------------      --------------      --------------      --------------      --------------

   (661,209,662)        (60,569,142)       (426,976,139)        (15,114,109)         (9,998,345)        (21,267,355)
             --                  --                  --                  53                  --                  --
 --------------      --------------      --------------      --------------      --------------      --------------
   (661,209,662)        (60,569,142)       (426,976,139)        (15,114,056)         (9,998,345)        (21,267,355)
 --------------      --------------      --------------      --------------      --------------      --------------
   (636,221,126)        (56,357,691)       (378,942,009)         74,990,155         (15,121,713)        (20,112,623)
 --------------      --------------      --------------      --------------      --------------      --------------

 $ (634,011,829)     $  (53,364,889)     $ (374,390,816)     $   83,140,064      $  (14,963,925)     $  (18,945,851)
 ==============      ==============      ==============      ==============      ==============      ==============


                        See Notes to Financial Statements                Page 51


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        FIRST TRUST                         FIRST TRUST
                                                                        NASDAQ-100                          NASDAQ-100-
                                                                      EQUAL WEIGHTED                     TECHNOLOGY SECTOR
                                                                        INDEX FUND                          INDEX FUND
                                                                          (QQEW)                              (QTEC)
                                                              -------------------------------     -------------------------------
                                                                Six Months                          Six Months
                                                                  Ended                               Ended
                                                                6/30/2022        Year Ended         6/30/2022        Year Ended
                                                               (Unaudited)       12/31/2021        (Unaudited)       12/31/2021
                                                              --------------   --------------     --------------   --------------

OPERATIONS:
Net investment income (loss)............................      $    3,542,801   $    3,239,829     $      738,747   $      496,531
Net realized gain (loss)................................           7,398,781      182,704,258        295,956,618      794,536,396
Net change in unrealized appreciation (depreciation)....        (363,543,740)      16,405,196     (1,494,695,890)      57,064,938
                                                              --------------   --------------     --------------   --------------
Net increase (decrease) in net assets resulting
   from operations......................................        (352,602,158)     202,349,283     (1,198,000,525)     852,097,865
                                                              --------------   --------------     --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................          (3,239,311)      (3,291,356)          (525,400)        (661,890)
                                                              --------------   --------------     --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................          66,574,333      456,270,076        316,548,201    1,499,345,517
Cost of shares redeemed.................................        (123,256,720)    (439,183,900)    (1,554,326,443)  (1,650,885,696)
                                                              --------------   --------------     --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................         (56,682,387)      17,086,176     (1,237,778,242)    (151,540,179)
                                                              --------------   --------------     --------------   --------------
Total increase (decrease) in net assets.................        (412,523,856)     216,144,103     (2,436,304,167)     699,895,796

NET ASSETS:
Beginning of period.....................................       1,391,414,259    1,175,270,156      4,049,807,062    3,349,911,266
                                                              --------------   --------------     --------------   --------------
End of period...........................................      $  978,890,403   $1,391,414,259     $1,613,502,895   $4,049,807,062
                                                              ==============   ==============     ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................          11,750,002       11,650,002         23,100,002       24,250,002
Shares sold.............................................             650,000        4,100,000          2,250,000        9,500,000
Shares redeemed.........................................          (1,200,000)      (4,000,000)       (11,250,000)     (10,650,000)
                                                              --------------   --------------     --------------   --------------
Shares outstanding, end of period.......................          11,200,002       11,750,002         14,100,002       23,100,002
                                                              ==============   ==============     ==============   ==============


Page 52                 See Notes to Financial Statements



         FIRST TRUST                      FIRST TRUST                       FIRST TRUST
         NASDAQ-100                        NASDAQ(R)                            S&P                           FIRST TRUST
    EX-TECHNOLOGY SECTOR          CLEAN EDGE(R) GREEN ENERGY                   REIT                              WATER
         INDEX FUND                       INDEX FUND                        INDEX FUND                            ETF
           (QQXT)                           (QCLN)                             (FRI)                             (FIW)
-----------------------------   -------------------------------   -------------------------------   -------------------------------
 Six Months                       Six Months                        Six Months                        Six Months
    Ended                           Ended                             Ended                             Ended
  6/30/2022      Year Ended       6/30/2022         Year Ended      6/30/2022        Year Ended       6/30/2022        Year Ended
 (Unaudited)     12/31/2021      (Unaudited)        12/31/2021     (Unaudited)       12/31/2021      (Unaudited)       12/31/2021
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------


$     538,080   $     578,162   $    2,209,297   $   (6,701,443)  $    2,992,802   $    2,920,372   $    4,551,193   $    5,118,233
   (1,641,282)     17,867,933       24,988,536      156,408,842        4,211,451        5,009,018       48,034,130       83,216,427
  (25,691,725)     (2,765,567)    (661,209,662)    (450,506,660)     (60,569,142)      39,250,974     (426,976,139)     200,157,259
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

  (26,794,927)     15,680,528     (634,011,829)    (300,799,261)     (53,364,889)       47,180,364    (374,390,816)     288,491,919
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

     (566,461)       (515,676)        (412,680)        (275,655)      (1,764,421)      (2,732,665)      (4,201,171)      (4,964,311)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

    3,671,041       8,843,090      114,250,368    1,748,106,641       61,360,798      152,028,630       25,811,096      802,243,154
   (3,787,044)    (33,811,304)    (422,329,479)    (623,172,866)     (46,924,856)     (34,511,600)    (143,920,310)    (168,774,018)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

     (116,003)    (24,968,214)    (308,079,111)   1,124,933,775       14,435,942      117,517,030     (118,109,214)     633,469,136
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
  (27,477,391)     (9,803,362)    (942,503,620)     823,858,859      (40,693,368)     161,964,729     (496,701,201)     916,996,744

  137,135,045     146,938,407    2,823,661,472    1,999,802,613      236,309,111       74,344,382    1,605,790,930      688,794,186
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
$ 109,657,654   $ 137,135,045   $1,881,157,852   $2,823,661,472   $  195,615,743   $  236,309,111   $1,109,089,729   $1,605,790,930
=============   =============   ==============   ==============   ==============   ==============   ==============   ==============

    1,550,002       1,850,002       41,550,002       28,500,002        7,250,002        3,200,002       16,950,002        9,550,002
       50,000         100,000        1,950,000       22,650,000        2,000,000        5,300,000          300,000        9,450,000
      (50,000)       (400,000)      (7,500,000)      (9,600,000)      (1,650,000)      (1,250,000)      (1,850,000)      (2,050,000)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
    1,550,002       1,550,002       36,000,002       41,550,002        7,600,002        7,250,002       15,400,002       16,950,002
=============   =============   ==============   ==============   ==============   ==============   ==============   ==============


                        See Notes to Financial Statements                Page 53


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                        FIRST TRUST                         FIRST TRUST
                                                                        NATURAL GAS                           CHINDIA
                                                                            ETF                                 ETF
                                                                           (FCG)                               (FNI)
                                                              -------------------------------     -------------------------------
                                                                Six Months                          Six Months
                                                                  Ended                               Ended
                                                                6/30/2022        Year Ended         6/30/2022        Year Ended
                                                               (Unaudited)       12/31/2021        (Unaudited)       12/31/2021
                                                              --------------   --------------     --------------   --------------

OPERATIONS:
Net investment income (loss)............................      $    8,149,909   $    3,905,504     $      157,788   $      (73,066)
Net realized gain (loss)................................          90,104,211       80,321,337         (5,123,368)      53,141,145
Net change in unrealized appreciation (depreciation)....         (15,114,056)      30,765,415         (9,998,345)     (93,625,547)
                                                              --------------   --------------     --------------   --------------
Net increase (decrease) in net assets resulting
   from operations......................................          83,140,064      114,992,256        (14,963,925)     (40,557,468)
                                                              --------------   --------------     --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................          (8,137,949)      (6,273,849)          (153,600)              --
                                                              --------------   --------------     --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................         456,619,452      389,376,422         48,337,932       59,830,685
Cost of shares redeemed.................................        (277,658,646)    (178,298,282)        (8,436,850)    (169,075,322)
                                                              --------------   --------------     --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................         178,960,806      211,078,140         39,901,082     (109,244,637)
                                                              --------------   --------------     --------------   --------------
Total increase (decrease) in net assets.................         253,962,921      319,796,547         24,783,557     (149,802,105)

NET ASSETS:
Beginning of period.....................................         423,225,254      103,428,707        107,146,684      256,948,789
                                                              --------------   --------------     --------------   --------------
End of period...........................................      $  677,188,175   $  423,225,254     $  131,930,241   $  107,146,684
                                                              ==============   ==============     ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................          24,648,365       11,748,365          2,250,002        4,350,002
Shares sold.............................................          18,550,000       24,200,000          1,200,000          900,000
Shares redeemed.........................................         (12,300,000)     (11,300,000)          (200,000)      (3,000,000)
                                                              --------------   --------------     --------------   --------------
Shares outstanding, end of period.......................          30,898,365       24,648,365          3,250,002        2,250,002
                                                              ==============   ==============     ==============   ==============


Page 54                 See Notes to Financial Statements



         FIRST TRUST
        NASDAQ(R) ABA
       COMMUNITY BANK
         INDEX FUND
           (QABA)
-----------------------------
 Six Months
    Ended
  6/30/2022      Year Ended
 (Unaudited)     12/31/2021
-------------   -------------


$   1,166,772   $   2,254,086
    1,154,732       8,564,425
  (21,267,355)     18,576,945
-------------   -------------

  (18,945,851)     29,395,456
-------------   -------------

   (1,085,791)     (2,215,667)
-------------   -------------

   29,940,777      41,856,729
  (33,220,385)    (36,109,870)
-------------   -------------

   (3,279,608)      5,746,859
-------------   -------------
  (23,311,250)     32,926,648

  117,946,624      85,019,976
-------------   -------------
$  94,635,374   $ 117,946,624
=============   =============

    2,000,002       1,900,002
      500,000         750,000
     (600,000)       (650,000)
-------------   -------------
    1,900,002       2,000,002
=============   =============


                        See Notes to Financial Statements                Page 55


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2022      -----------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $   118.42     $    100.88    $     73.78    $     54.61    $     57.88    $     46.18
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.32            0.28           0.34           0.36           0.32           0.24
Net realized and unrealized gain (loss)       (31.05)          17.54          27.11          19.16          (3.29)(a)      11.74
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations              (30.73)          17.82          27.45          19.52          (2.97)         11.98
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.29)          (0.28)         (0.35)         (0.35)         (0.30)         (0.28)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $    87.40     $    118.42    $    100.88    $     73.78    $     54.61    $     57.88
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (b)                              (25.97)%         17.67%         37.35%         35.78%         (5.16)%(a)     26.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  978,890     $ 1,391,414    $ 1,175,270    $   907,438    $   461,464    $   529,632
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.58% (c)       0.57%          0.58%          0.59%          0.60%          0.60%
Ratio of net expenses to average net
   assets                                       0.58% (c)       0.57%          0.58%          0.59%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.62% (c)       0.25%          0.41%          0.56%          0.52%          0.45%
Portfolio turnover rate (d)                       14%             23%            28%            29%            27%            26%

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2022      -----------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $   175.32     $    138.14    $    100.08    $     67.97    $     71.92    $     52.62
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.06            0.02           0.58           0.70           0.65           0.48
Net realized and unrealized gain (loss)       (60.91)          37.19          38.09          32.09          (3.98)         19.39
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations              (60.85)          37.21          38.67          32.79          (3.33)         19.87
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.04)          (0.03)         (0.61)         (0.68)         (0.62)         (0.57)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $   114.43     $    175.32    $    138.14    $    100.08    $     67.97    $     71.92
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (b)                              (34.71)%         26.94%         38.82%         48.36%         (4.70)%        37.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $1,613,503     $ 4,049,807    $ 3,349,911    $ 2,912,388    $ 1,950,669    $ 2,200,711
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.57% (c)       0.56%          0.57%          0.57%          0.57%          0.58%
Ratio of net expenses to average net
   assets                                       0.57% (c)       0.56%          0.57%          0.57%          0.57%          0.58%
Ratio of net investment income (loss) to
   average net assets                           0.06% (c)       0.01%          0.50%          0.82%          0.84%          0.76%
Portfolio turnover rate (d)                        9%             25%            31%            23%            21%            21%


(a)   The Fund received a reimbursement from the Advisor in the amount of
      $22,098 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the Fund's total return.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 56                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2022      -----------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $    88.47     $     79.43    $     58.39    $     45.66    $     48.53    $     40.44
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.35            0.35           0.22           0.20           0.18           0.12
Net realized and unrealized gain (loss)       (17.70)           9.00          21.04          12.73          (2.88)          8.13
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations              (17.35)           9.35          21.26          12.93          (2.70)          8.25
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.37)          (0.31)         (0.22)         (0.20)         (0.17)         (0.16)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $    70.75     $     88.47    $     79.43    $     58.39    $     45.66    $     48.53
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                              (19.65)%          11.80%        36.48%         28.35%         (5.58)%        20.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  109,658     $   137,135    $   146,938    $   102,183    $    77,618    $   101,914
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.63% (b)       0.62%          0.62%          0.64%          0.64%          0.63%
Ratio of net expenses to average net
   assets                                       0.60% (b)       0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.90% (b)       0.40%          0.34%          0.38%          0.34%          0.25%
Portfolio turnover rate (c)                       16%             25%            35%            31%            26%            25%

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2022      -----------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $    67.96     $     70.17    $     24.91    $     17.63    $     20.28    $     15.47
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.07           (0.13)          0.11           0.13           0.12           0.05
Net realized and unrealized gain (loss)       (15.77)          (2.07)         45.36           7.36          (2.59)          4.85
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations              (15.70)          (2.20)         45.47           7.49          (2.47)          4.90
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.01)          (0.01)         (0.21)         (0.21)         (0.11)         (0.09)
Return of capital                                 --              --             --             --          (0.07)            --
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total distributions                            (0.01)          (0.01)         (0.21)         (0.21)         (0.18)         (0.09)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $    52.25     $     67.96    $     70.17    $     24.91    $     17.63    $     20.28
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                              (23.09)%         (3.14)%       183.52%         42.69%        (12.22)%        31.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $1,881,158     $ 2,823,661    $ 1,999,803    $   144,467    $    83,731    $    91,262
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.58% (b)       0.58%          0.60%          0.63%          0.65%          0.66%
Ratio of net expenses to average net
   assets                                       0.58% (b)       0.58%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.20% (b)      (0.24)%         0.04%          0.58%          0.59%          0.23%
Portfolio turnover rate (c)                       10%             28%            43%            26%            45%            32%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 57


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST S&P REIT INDEX FUND (FRI)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2022      -----------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $    32.59     $     23.23    $     26.14    $     21.63    $     23.28    $     23.07
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.39            0.50           0.52           0.56           0.69           0.71
Net realized and unrealized gain (loss)        (7.01)           9.33          (2.72)          4.55          (1.65)          0.16
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations               (6.62)           9.83          (2.20)          5.11          (0.96)          0.87
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.23)          (0.47)         (0.71)         (0.60)         (0.69)         (0.66)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $    25.74     $     32.59    $     23.23    $     26.14    $     21.63    $     23.28
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                              (20.36)%         42.52%         (8.10)%        23.67%         (4.19)%         3.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  195,616     $   236,309    $    74,344    $   198,642    $   115,696    $   161,791
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.50% (b)       0.51%          0.52%          0.51%          0.52%          0.48%
Ratio of net expenses to average net
   assets                                       0.50% (b)       0.50%          0.50%          0.50%          0.50%          0.48%
Ratio of net investment income (loss) to
   average net assets                           2.67% (b)       2.04%          2.04%          2.40%          3.05%          2.77%
Portfolio turnover rate (c)                        5%              6%             6%            10%            10%             7%

FIRST TRUST WATER ETF (FIW)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2022      -----------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $    94.74     $     72.13    $     59.91    $     43.96    $     48.58    $     39.61
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.29            0.36           0.38           0.32           0.35           0.54
Net realized and unrealized gain (loss)       (22.74)          22.60          12.24          15.96          (4.65)          8.98
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations              (22.45)          22.96          12.62          16.28          (4.30)          9.52
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.27)          (0.35)         (0.40)         (0.33)         (0.32)         (0.55)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $    72.02     $     94.74    $     72.13    $     59.91    $     43.96    $     48.58
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                              (23.70)%         31.89%         21.20%         37.11%         (8.89)%        24.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $1,109,090     $ 1,605,791    $   688,794    $   536,168    $   290,107    $   298,775
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.52% (b)       0.53%          0.54%          0.55%         0 .55%          0.56%
Ratio of net expenses to average net
   assets                                       0.52% (b)       0.53%          0.54%          0.55%          0.55%          0.56%
Ratio of net investment income (loss) to
   average net assets                           0.70% (b)       0.47%          0.66%          0.61%          0.72%          1.26%
Portfolio turnover rate (c)                        9%             15%            15%            12%            11%            24%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 58                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NATURAL GAS ETF (FCG)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2022      -----------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $    17.17     $      8.80    $     12.05    $     14.69    $     22.75    $     26.15
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.30            0.20           0.10           0.10           0.02          (0.02)
Net realized and unrealized gain (loss)         4.72            8.47          (3.01)         (2.39)         (7.86)         (3.02)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations                5.02            8.67          (2.91)         (2.29)         (7.84)         (3.04)
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.27)          (0.30)            --          (0.11)            --          (0.23)
Return of capital                                 --              --          (0.34)         (0.24)         (0.22)         (0.13)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total distributions                            (0.27)          (0.30)         (0.34)         (0.35)         (0.22)         (0.36)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $    21.92     $     17.17    $      8.80    $     12.05    $     14.69    $     22.75
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                               29.15%          98.69%        (23.22)%       (15.87)%       (34.77)%       (11.53)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  677,188     $   423,225    $   103,429    $    95,209    $    88,874    $   184,262
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.60% (b)       0.62% (c)      0.67%          0.65%          0.63%          0.64%(c)
Ratio of net expenses to average net
   assets                                       0.60% (b)       0.61% (c)      0.60%          0.60%          0.60%          0.63%(c)
Ratio of net investment income (loss) to
   average net assets                           2.41% (b)       1.41%          1.48%          0.65%          0.07%         (0.11)%
Portfolio turnover rate (d)                       23%             42%           103%            61%            47%            53%

FIRST TRUST CHINDIA ETF (FNI)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2022      -----------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $    47.62     $     59.07    $     39.75    $     30.93    $     39.57    $     27.39
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.05           (0.12)          0.09           0.14           0.04           0.34
Net realized and unrealized gain (loss)        (7.03)         (11.33)         19.42           8.81          (8.16)         12.61
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations               (6.98)         (11.45)         19.51           8.95          (8.12)         12.95
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.05)             --          (0.19)         (0.13)         (0.52)         (0.77)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $    40.59     $     47.62    $     59.07    $     39.75    $     30.93    $     39.57
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                              (14.66)%        (19.38)%        49.25%         28.96%        (20.68)%        47.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  131,930     $   107,147    $   256,949    $   111,291    $   133,007    $   375,915
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.65% (b)       0.59%          0.60%          0.60%          0.59%          0.60%
Ratio of net expenses to average net
   assets                                       0.60% (b)       0.59%          0.60%          0.60%          0.59%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.35% (b)      (0.03)%         0.20%          0.35%          1.06%          0.91%
Portfolio turnover rate (d)                       14%             43%            46%            26%            22%            35%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   For the years ended December 31, 2021 and 2017, ratios reflect excise tax of 0.01% and 0.03%, respectively, which are not included in the expense cap.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 59


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2022      -----------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $    58.97     $     44.75    $     51.91    $     43.16    $     52.34    $     52.81
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.58            1.01           1.11           1.04           0.81           0.74
Net realized and unrealized gain (loss)        (9.20)          14.20          (7.13)          8.72          (9.17)         (0.46)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations               (8.62)          15.21          (6.02)          9.76          (8.36)          0.28
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.54)          (0.99)         (1.14)         (1.01)         (0.82)         (0.75)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $    49.81     $     58.97    $     44.75    $     51.91    $     43.16    $     52.34
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                              (14.67)%         34.08%        (11.00)%        22.80%        (16.14)%         0.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   94,635     $   117,947    $    85,020    $   142,752    $   228,762    $   314,032
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.63% (b)       0.63%          0.64%          0.60%          0.60%          0.60%
Ratio of net expenses to average net
   assets                                       0.60% (b)       0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           1.99% (b)       1.82%          2.75%          1.98%          1.50%          1.37%
Portfolio turnover rate (c)                        8%             23%            14%            15%            11%            14%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 60                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8,
2003, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-two exchange-traded funds. This report covers the nine funds (each a "Fund" and collectively, the "Funds") listed below:

      First Trust NASDAQ-100 Equal Weighted Index Fund - (The Nasdaq Stock
         Market LLC ("Nasdaq") ticker "QQEW")
      First Trust NASDAQ-100-Technology Sector Index Fund - (Nasdaq ticker
         "QTEC")
      First Trust NASDAQ-100 Ex-Technology Sector Index Fund - (Nasda ticker
         "QQXT")
      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (Nasdaq
         ticker "QCLN")
      First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker
         "FRI")
      First Trust Water ETF - (NYSE Arca ticker "FIW")
      First Trust Natural Gas ETF - (NYSE Arca ticker "FCG")
      First Trust Chindia ETF - (NYSE Arca ticker "FNI")
      First Trust NASDAQ(R) ABA Community Bank Index Fund - (Nasdaq ticker
         "QABA")

Each Fund represents a separate series of beneficial interest in the Trust.
Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                            INDEX
First Trust NASDAQ-100 Equal Weighted Index Fund                Nasdaq-100 Equal Weighted Index(SM)
First Trust NASDAQ-100-Technology Sector Index Fund             Nasdaq-100 Technology Sector Index(SM)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund          Nasdaq-100 Ex-Tech Sector Index(SM)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund     Nasdaq(R) Clean Edge(R) Green Energy Index(SM)
First Trust S&P REIT Index Fund                                 S&P United States REIT Index
First Trust Water ETF                                           ISE Clean Edge Water Index
First Trust Natural Gas ETF                                     ISE-Revere Natural Gas(TM) Index
First Trust Chindia ETF                                         ISE ChIndia(TM) Index
First Trust NASDAQ(R) ABA Community Bank Index Fund             Nasdaq OMX(R) ABA Community Bank Index(SM)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using the data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

                                                                         Page 61


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

      Common stocks, real estate investment trusts ("REITs"), master limited partnerships ("MLPs") and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2022, is included with each Fund's Portfolio of Investments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A
Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FNI.
The Bank of New York Mellon ("BNYM") acts as FNI's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. During the six months ended June 30, 2022, QQEW, QQXT,
QCLN, FIW, FCG, FNI, and QABA participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a

                                                                         Page 63


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

borrower's default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a
Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2022 were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2021 was as follows:


                                                                       Distributions        Distributions        Distributions
                                                                         paid from            paid from            paid from
                                                                      Ordinary Income       Capital Gains      Return of Capital
                                                                     ------------------    ----------------    -----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                        $   3,291,356        $         --        $          --
First Trust NASDAQ-100-Technology Sector Index Fund                           661,890                  --                   --
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                        515,676                  --                   --
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                   275,655                  --                   --
First Trust S&P REIT Index Fund                                             2,732,665                  --                   --
First Trust Water ETF                                                       4,964,311                  --                   --
First Trust Natural Gas ETF                                                 6,273,849                  --                   --
First Trust Chindia ETF                                                            --                  --                   --
First Trust NASDAQ(R) ABA Community Bank Index Fund                         2,215,667                  --                   --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

As of December 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                             Accumulated
                                                                       Undistributed         Capital and        Net Unrealized
                                                                          Ordinary              Other            Appreciation
                                                                           Income            Gain (Loss)        (Depreciation)
                                                                     ------------------    ----------------    -----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                       $           --        $(41,657,511)       $ 274,748,302
First Trust NASDAQ-100-Technology Sector Index Fund                                --         (87,032,982)         986,139,564
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                         72,211         (12,461,720)          29,658,380
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                        --        (102,551,191)         119,996,386
First Trust S&P REIT Index Fund                                               264,063            (917,724)          22,342,931
First Trust Water ETF                                                         153,922          (7,085,901)         372,919,181
First Trust Natural Gas ETF                                                        --        (514,196,506)          32,399,852
First Trust Chindia ETF                                                            --         (84,735,549)         (13,729,950)
First Trust NASDAQ(R) ABA Community Bank Index Fund                            38,419         (11,584,896)           4,002,286


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position, if any, are included in "Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax" on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in "Net realized gain
(loss) on foreign capital gains tax" on the Statements of Operations.

India's Finance Bill, 2018 ("Finance Bill, 2018") was enacted into law on March
29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax ("STT") was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.

In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The
Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.

Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.

Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess.
Subsequent to the Indian Finance Act, 2020, "The Taxation and Other Laws
(Relaxation and Amendment of Certain Provisions) Bill, 2020" (the "Bill") was
enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund.
The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.

                                                                         Page 65


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund's shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2018,
2019, 2020, and 2021 remain open to federal and state audit. As of June 30,
2022, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                                        Non-Expiring
                                                                        Capital Loss
                                                                        Carryforward
                                                                     ------------------
First Trust NASDAQ-100 Equal Weighted Index Fund                       $   41,657,511
First Trust NASDAQ-100-Technology Sector Index Fund                        87,032,982
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                     12,461,720
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund               102,551,191
First Trust S&P REIT Index Fund                                               917,724
First Trust Water ETF                                                       7,085,901
First Trust Natural Gas ETF                                               514,196,506
First Trust Chindia ETF                                                    84,735,549
First Trust NASDAQ(R) ABA Community Bank Index Fund                        11,584,896


During the taxable year ended December 31, 2021, the following Funds utilized non-expiring capital loss carryforwards in the following amount:


                                                                        Capital Loss
                                                                        Carryforward
                                                                          Utilized
                                                                     ------------------
First Trust NASDAQ-100-Technology Sector Index Fund                    $      647,941
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                      1,583,963
First Trust S&P REIT Index Fund                                             1,201,443
First Trust Water ETF                                                       5,562,787
First Trust Natural Gas ETF                                                 3,639,247
First Trust NASDAQ(R) ABA Community Bank Index Fund                         1,628,972


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2021, the Funds had no net late year ordinary or capital losses.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

As of June 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                           Gross                 Gross             Net Unrealized
                                                                         Unrealized            Unrealized           Appreciation
                                                    Tax Cost            Appreciation         (Depreciation)        (Depreciation)
                                               ------------------    ------------------    ------------------    ------------------
First Trust NASDAQ-100 Equal Weighted
   Index Fund                                   $  1,067,925,844      $     90,363,660      $   (164,547,110)     $    (74,183,450)
First Trust NASDAQ-100-Technology Sector
   Index Fund                                      2,076,718,059            59,443,421          (522,852,784)         (463,409,363)
First Trust NASDAQ-100 Ex-Technology Sector
   Index Fund                                        107,649,277            15,204,097           (10,041,053)            5,163,044
First Trust NASDAQ(R) Clean Edge(R) Green
   Energy Index Fund                               2,466,944,848           149,761,646          (611,824,119)         (462,062,473)
First Trust S&P REIT Index Fund                      232,060,197             1,429,356           (38,479,616)          (37,050,260)
First Trust Water ETF                              1,188,721,635            48,006,208           (91,446,739)          (43,440,531)
First Trust Natural Gas ETF                          680,376,632            53,434,210           (25,536,101)           27,898,109
First Trust Chindia ETF                              160,081,829             9,651,743           (32,780,884)          (23,129,141)
First Trust NASDAQ(R) ABA Community Bank
   Index Fund                                        111,152,491             1,048,968           (17,096,577)          (16,047,609)


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the
Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following
"Licensors" for the respective Funds:


FUND                                                            LICENSOR
First Trust NASDAQ-100 Equal Weighted Index Fund                Nasdaq, Inc.
First Trust NASDAQ-100-Technology Sector Index Fund             Nasdaq, Inc.
First Trust NASDAQ-100 Ex-Technology Sector Index Fund          Nasdaq, Inc.
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund     Nasdaq, Inc. and Clean Edge(R)
First Trust S&P REIT Index Fund                                 S&P Dow Jones Indices LLC
First Trust Water ETF                                           International Securities Exchange, LLC
First Trust Natural Gas ETF                                     International Securities Exchange, LLC
First Trust Chindia ETF                                         International Securities Exchange, LLC
First Trust NASDAQ(R) ABA Community Bank Index Fund             Nasdaq, Inc. and American Bankers Association


The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

                                                                         Page 67


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

For these services, First Trust is entitled to receive monthly fees from each
Fund calculated at the following annual rates:


                                                                  % of Average
                                                                Daily Net Assets
                                                                ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                     0.40%
First Trust NASDAQ-100-Technology Sector Index Fund                  0.40%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund               0.40%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund          0.40%
First Trust S&P REIT Index Fund                                      0.30%
First Trust Water ETF                                                0.40%
First Trust Natural Gas ETF                                          0.40%
First Trust Chindia ETF                                              0.40%
First Trust NASDAQ(R) ABA Community Bank Index Fund                  0.40%


The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least
April 30, 2024.



                                                                  Expense Cap
                                                                ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                     0.60%
First Trust NASDAQ-100-Technology Sector Index Fund                  0.60%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund               0.60%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund          0.60%
First Trust S&P REIT Index Fund                                      0.50%
First Trust Water ETF                                                0.60%
First Trust Natural Gas ETF                                          0.60%
First Trust Chindia ETF                                              0.60%
First Trust NASDAQ(R) ABA Community Bank Index Fund                  0.60%


Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended
June 30, 2022 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:


                                                                               Fees Waived or Expenses Borne by First Trust
                                                                                           Subject to Recovery
                                                                      --------------------------------------------------------------
                                          Advisory                    Six Months      Year         Year      Six Months
                                             Fee         Expense        Ended        Ended        Ended        Ended
                                           Waivers    Reimbursement   12/31/2019   12/31/2020   12/31/2021   6/30/2022      Total
                                          ---------   -------------   ----------   ----------   ----------   ----------   ----------
First Trust NASDAQ-100 Ex-Technology
First Trust NASDAQ-100 Ex-Technology
   Sector Index Fund                      $  17,692   $          --   $   16,203   $   24,666   $   23,534   $   17,692   $   82,095
First Trust S&P REIT Index Fund                  --              --        5,815       24,447       14,335           --       44,597
First Trust Natural Gas ETF                      --              --           --       28,003        9,649           --       37,652
First Trust Chindia ETF                      20,700              --           --           --           --       20,700       20,700
First Trust NASDAQ(R) ABA Community
   Bank Index Fund                           19,403              --           --       31,508       32,356       19,403       83,267


During the six months ended June 30, 2022, First Trust recovered fees that were previously waived from First Trust S&P REIT Index Fund and First Trust Natural
Gas ETF of $16,550 and $72,860, respectively.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each
Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:



                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust NASDAQ-100 Equal Weighted Index Fund                  $   164,816,994   $   165,134,087
First Trust NASDAQ-100-Technology Sector Index Fund                   252,374,717       253,455,590
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                 19,377,340        19,481,292
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund           226,214,926       225,554,889
First Trust S&P REIT Index Fund                                        11,294,667        10,016,985
First Trust Water ETF                                                 123,254,759       123,567,420
First Trust Natural Gas ETF                                           149,889,528       148,670,170
First Trust Chindia ETF                                                13,650,232        13,540,413
First Trust NASDAQ(R) ABA Community Bank Index Fund                     9,356,711         9,348,501


For the six months ended June 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:



                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust NASDAQ-100 Equal Weighted Index Fund                  $    66,564,109   $   123,142,542
First Trust NASDAQ-100-Technology Sector Index Fund                   316,340,687     1,553,565,542
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                  3,669,409         3,782,113
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund           114,166,194       422,124,011
First Trust S&P REIT Index Fund                                        61,186,861        46,870,599
First Trust Water ETF                                                  25,783,980       143,700,119
First Trust Natural Gas ETF                                           455,775,959       276,836,430
First Trust Chindia ETF                                                48,284,277         8,432,093
First Trust NASDAQ(R) ABA Community Bank Index Fund                    29,918,500        33,160,591


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket

                                                                         Page 69


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2024.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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ADDITIONAL INFORMATION
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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 71

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

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ADDITIONAL INFORMATION (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Agreement") with First Trust Advisors L.P.
(the "Advisor") on behalf of the following nine series of the Trust (each a
"Fund" and collectively, the "Funds"):

        First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
        First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
        First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
        First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)
        First Trust S&P REIT Index Fund (FRI)
        First Trust Chindia ETF (FNI)
        First Trust Natural Gas ETF (FCG)
        First Trust Water ETF (FIW)
        First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)

                                                                         Page 73

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12-13, 2022. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2022 and June 12-13, 2022, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the
"Expense Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any indirect benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on
April 18, 2022, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the
April meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 12-13, 2022 meeting, as well as at the June meeting. The
Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the
Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2022 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the advisory fee rate payable by each Fund under the
Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2024.
For each Fund, the Board noted that expenses reimbursed and fees waived are subject to recovery by the Advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment would be made by the Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of QCLN was below the median total (net) expense ratio of the peer funds in its Expense Group, that the total (net) expense ratio of FNI was equal to the median total (net) expense ratio of the peer funds in its Expense Group and that the total (net) expense ratio of each other Fund was

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

above the median total (net) expense ratio of the peer funds in its respective
Expense Group. With respect to the Expense Groups, the Board, at the April 18,
2022 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the
Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2021 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes that its expenses relating to providing advisory services to the Funds will likely increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each
Fund for the twelve months ended December 31, 2021 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

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[BLANK BACK COVER]

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FIRST TRUST

First Trust Exchange-Traded Fund
Book 3

First Trust Dividend Strength ETF (FTDS)
   (formerly First Trust Total US Market AlphaDEX(R) ETF (TUSA))
First Trust Dorsey Wright People's Portfolio ETF (DWPP)
First Trust Dow 30 Equal Weight ETF (EDOW)
First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Semi-Annual Report
For the Six Months Ended
June 30, 2022

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                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2022

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview

Portfolio of Investments

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the
"Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1

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SHAREHOLDER LETTER
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                        FIRST TRUST EXCHANGE-TRADED FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2022

Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for certain funds in the First Trust Exchange-Traded Fund (the "Funds"), which contains detailed information about the Funds for the six months ended June 30, 2022.

The trillions of dollars of stimulus funneled into the U.S. financial system by the Federal government throughout the bulk of the coronavirus ("COVID-19")
pandemic was effective in bolstering economic activity, as reflected by some impressive gross domestic product ("GDP") statistics. It also fueled inflation.
I will touch on that angle as well. Data from the U.S. Bureau of Economic
Analysis indicates that annualized real GDP growth rates over the four quarters comprising 2021 were 6.3%, 6.7%, 2.3% and 6.9%, respectively. It appears, however, that the upside from those stimulus dollars may be waning. In the first two quarters of 2022, the U.S. economy contracted. Real GDP declined by an annualized 1.6% in the first quarter and declined by an annualized 0.9% in the second quarter. Why the downturn? Well, the lion's share of the stimulus programs for individuals ended in September 2021. The war between Russia and
Ukraine, which commenced in late February 2022, China's COVID-19 shutdown this year and the ongoing supply chain bottlenecks have also provided a drag on the global economy and securities markets, in my opinion. While the standard definition of a recession is two consecutive quarters of negative GDP growth, the official arbiter of declaring recessions in the U.S. belongs to the National
Bureau of Economic Research, and it factors in additional economic indicators in its evaluation process. Even if we were to experience a recession, it does not necessarily mean it will be deep in scope. Currently, the Federal Reserve (the
"Fed") is still hoping to orchestrate a soft landing for the economy, though it admits it will be challenging.

In addition to the recent decline in economic activity, the financial media is paying a good deal of attention to the inverted yield curve in the Treasury market, particularly the spread between the yields on the 2-Year and 10-Year
Treasury Note ("T-Note"). As of July 27, 2022, the closing yield on the 2-Year
T-Note was 3.00%, 21 basis points ("bps") above the 2.79% yield on the 10-Year
T-Note. The current inversion has only been in play in earnest since July 5,
2022. Yields on shorter-maturity bonds should be lower than those further out on the curve. For the 30-year period ended July 27, 2022, the average yield on the
10-Year T-Note was 113 bps higher than the average yield on the 2-Year T-Note.
Historically, such inversions have portended that a recession is likely to arrive in the next 12-24 months. At its meeting on July 27, 2022, the Fed raised the Federal Funds target rate by 75 bps to combat the spike in inflation. The target rate currently sits at 2.50%, marking the upper bound of its 2.25% to
2.50% range. The Fed's next meeting is scheduled for September 20-21, 2022.

In the current climate, the number one goal is to tame inflation. The Fed has made it clear that it is committed to doing so. The Consumer Price Index stood at a trailing 12-month rate of 9.1% in June 2022, its highest level since 1981.
Surging inflation is the number one concern of Americans. It is certainly going to be a hot button issue in the upcoming mid-term elections in November. A recent CNN poll revealed that 75% of Americans consider inflation their top economic concern and only 25% approve of President Joe Biden's efforts to curtail it. This dovetails into another concern: the markets. With respect to returns, on a year-to-date and 12-month basis, all the major domestic and foreign stock and bond indices were sitting in negative territory, based on their respective total returns through June 30, 2022. Sell-offs are a natural part of market cycles. We all know that prices do not go up in a straight line.
As previously noted, the Fed, the economy and the markets are battling some significant headwinds. The good news is we know what they are. Suffice it to say, it will take some time to remedy them. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2022 (UNAUDITED)

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

As we head into the second half of 2022, the latest hot topic appears to be whether or not the U.S. economy is on the cusp of a recession. After all, real gross domestic product ("GDP") declined by an annualized 1.6% in the first quarter of 2022, according to data from the U.S. Bureau of Economic Analysis.
The technical definition of a recession is two consecutive quarters of negative
GDP growth. Opinions on this topic vary. Some pundits believe the U.S. economy is already in a recession. Brian Wesbury, Chief Economist at First Trust, is not
one of them. Wesbury notes that the official arbiter of recessions, the National
Bureau of Economic Research, considers other factors beyond just real GDP, including the job market, manufacturing activity and real income. While subject to change, Wesbury does not currently foresee a recession arriving until late
2023 or 2024. Investors should monitor the actions of the Federal Reserve (the
"Fed") over the next few months. We are anticipating additional interest rate hikes by the Fed to combat the surge in inflation, which reached 9.1% on a trailing 12-month basis in June 2022, as measured by the Consumer Price Index.

The global growth forecast from the International Monetary Fund ("IMF") released in April 2022 projected a 3.6% real GDP growth rate for 2022, down from 6.1% in
2021. The IMF is calling for a 3.7% growth rate for the U.S. in 2022, down from
5.7% the previous year. Advanced Economies are expected to register a 3.3%
growth rate, down from 5.2%. While the gap has narrowed from prior years,
Emerging Market and Developing Economies are still expected to grow faster than
Advanced Economies. Their 2022 growth rate estimate is 3.8%, down from 6.8% a year ago.

Investors continued to funnel capital into exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") in the first half of 2022 despite the sharp sell-off in the markets. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at $6.18 trillion at the close of June 2022, down from $7.21 trillion at the end of 2021. In the first half of 2022, net inflows to ETFs/ETPs listed in the U.S.
totaled $307.49 billion, with $158.73 billion of it flowing to equity funds.
Total assets invested in ETFs/ETPs listed globally stood at $8.86 trillion, down from $10.27 trillion at the end of 2021. In the first half of this year, net inflows to ETFs/ETPs listed globally totaled $463.81 billion, with $277.22 billion of it flowing to equity funds.

U.S. STOCKS AND BONDS

In the first half of 2022, three of the major U.S. stock indices posted double-digit declines. The S&P 500(R) Index (the "Index"), S&P MidCap 400(R)
Index and S&P SmallCap 600(R) Index posted total returns of -19.96%, -19.54%, and -18.94%, respectively, according to Bloomberg. Only one of the 11 major sectors that comprise the Index posted positive total returns. The top-performing sector was Energy, up 31.84%, while the worst-performing sector was Consumer Discretionary, down 32.82%. Bloomberg's 2022 and 2023 consensus earnings growth rate estimates for the Index were 10.37% and 8.49%, respectively, as of July 1, 2022.

The Index posted a price-only return (dividends not included) of -20.58% in the first half of 2022, the worst showing since a 21.01% decline in the first half of 1970, according to MarketWatch. The definition of a bear market is a 20%
price decline from the most recent peak of a security or index. Statistics provided by Dow Jones Market Data indicate that, since 1932, the Index has endured a first-half decline of 15% or more on five occasions (1932, 1939, 1940,
1962 and 1970). The Index rebounded over the following six months in each of those instances. The average second-half return for the five occurrences was
23.66%, with a median return of 15.25%, according to MarketWatch. Keep in mind, past performance is no guarantee of future results.

In the U.S. bond market, all the major bond groups posted negative total returns in the first half of 2022. The top performing major debt group we track was intermediate Treasuries. The Bloomberg U.S. Treasury: Intermediate Index posted a total return of -5.80%. The worst performing debt group we track was long-term municipal bonds. The Bloomberg Municipal Bond: Long Bond (22+) Index posted a total return of -14.66%. The yield on the benchmark 10-Year Treasury Note rose
151 basis points to 3.02% in the first half of 2022, according to Bloomberg. For comparative purposes, its average yield for the 20-year period ended June 30,
2022, was 2.92%.

FOREIGN STOCKS AND BONDS

The U.S. Dollar rose by 9.43% against a basket of major currencies in the first half of 2022, as measured by the U.S. Dollar Index ("DXY"), according to
Bloomberg. The DXY Index closed at a reading of 104.69 on June 30, 2022, significantly above its 20-year average of 88.49. The stronger U.S. Dollar had a negative influence on the returns of foreign securities held by U.S. investors, provided they were unhedged.

The Bloomberg EM Hard Currency Aggregate Index of emerging markets debt posted a total return of -18.50% (USD), while the Bloomberg Global Aggregate Index of higher quality debt declined by 13.91% (USD). With respect to equities, the MSCI
Emerging Markets Index of stocks posted a total return of -17.63% (USD), while the MSCI World ex USA Index was down 18.76% (USD) on a total return basis, according to Bloomberg.

                                                                          Page 3

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST DIVIDEND STRENGTH ETF (FTDS)

The First Trust Dividend Strength ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Dividend Strength Index (the "Index").
The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index. The Index is designed to provide exposure to well-capitalized companies with a history of increasing their dividends. The term "well-capitalized" reflects companies that have strong balance sheets with durable cash flow and a record of profitability. The Index screens companies for strong balance sheets, a high degree of liquidity, the ability to increase dividends and a record of dividend growth. To be eligible for inclusion in the index, a security must: (i) have a minimum market capitalization of $5 billion;
(ii) be ranked in the top 1,500 securities in the Nasdaq US Benchmark Index by free-float market capitalization; and (iii) have a minimum three-month average daily dollar trading volume of $5 million. To be included in the Index, a security's issuer must also have: (i) a long-term debt to market cap ratio of less than 40%, (ii) a return on equity of greater than 10%, (iii) a 5-year compounded dividend growth rate greater than 5%, and (iv) a dividend payout ratio of less than 50%. Each eligible security is ranked based upon indicated
dividend yield. Securities within each Industry Classification Benchmark industry are ranked by dividend yield relative to their industry peers, with the highest indicated dividend yielding security receiving a rank of 1. The top 15 securities per industry are selected and combined for the final evaluation universe. Each remaining security from the combined evaluation universe is reranked based on indicated dividend yield with a rank of 1 representing the highest indicated dividend yield. The top 50 securities are selected and are equally weighted. The Index is rebalanced and reconstituted quarterly and the
Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on The Nasdaq
Stock Market LLC. The first day of secondary market trading in shares of the
Fund was December 7, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS            CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years     10 Years    Inception
                                     Ended       Ended      Ended      Ended      (12/5/06)      Ended       Ended      (12/5/06)
                                    6/30/22     6/30/22    6/30/22    6/30/22     to 6/30/22    6/30/22     6/30/22     to 6/30/22
FUND PERFORMANCE
NAV                                 -18.39%     -13.87%     7.74%       9.58%       5.98%       45.20%      149.74%      146.82%
Market Price                        -18.34%     -13.84%     7.79%       9.57%       5.99%       45.50%      149.40%      147.46%

INDEX PERFORMANCE
The Dividend Strength Index(1)(2)     N/A         N/A        N/A        N/A          N/A          N/A         N/A          N/A
Nasdaq AlphaDEX(R) Total US
   Market Index(1)                  -18.00%     -13.13%     8.58%       N/A          N/A        50.91%        N/A          N/A
S&P 500(R) Index(3)                 -19.96%     -10.62%    11.31%      12.96%       8.71%       70.86%      238.16%      267.05%
Russell 3000(R) Index               -21.10%     -13.87%    10.60%      12.57%       8.53%       65.47%      226.86%      257.35%
Dow Jones U.S. Select
   Dividend Index                    -2.56%       4.18%     9.15%      11.81%       7.71%       54.94%      205.47%      217.68%
------------------------------------------------------------------------------------------------------------------------------------


(1)   On January 9, 2015, the Fund's underlying index changed from the Value
      Line(R) Equity Allocation Index to the Nasdaq AlphaDEX(R) Total US Market
      Index. On April 29, 2022, the Fund's underlying index changed again from the Nasdaq AlphaDEX(R) Total US Market Index to The Dividend Strength
      Index. Therefore, the Fund's performance and total returns shown are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Nasdaq AlphaDEX(R) Total US Market
      Index had an inception date of September 8, 2014, it was not in existence for all of the periods disclosed.

(2)   Because the Fund's underlying Index has an inception date of March 7,
      2022, performance data for the Index is not available for the periods shown in the table.

(3)   The S&P 500(R) Index will serve as the Fund's new primary benchmark index.
      The Fund's portfolio managers believe that the S&P 500(R) Index provides a more appropriate comparison to Fund returns.

(See Notes to Fund Performance Overview on page 12.)

-----------------------------
Nasdaq(R) and The Dividend Strength Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST DIVIDEND STRENGTH ETF (FTDS) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                     30.1%
Industrials                                    20.9
Materials                                      15.6
Consumer Discretionary                         15.2
Information Technology                          5.8
Consumer Staples                                4.3
Health Care                                     2.2
Real Estate                                     2.1
Energy                                          2.0
Communication Services                          1.8
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Booz Allen Hamilton Holding Corp.               2.3%
Landstar System, Inc.                           2.3
M&T Bank Corp.                                  2.3
Cummins, Inc.                                   2.2
Quest Diagnostics, Inc.                         2.2
Mondelez International, Inc., Class A           2.2
United Parcel Service, Inc., Class B            2.2
Popular, Inc.                                   2.2
Duke Realty Corp.                               2.1
Bank OZK                                        2.1
                                             -------
   Total                                       22.1%
                                             =======


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       DECEMBER 31, 2011 - JUNE 30, 2022

                 First Trust            S&P 500(R)       Russell 3000(R)       Dow Jones U.S. Select
            Dividend Strength ETF         Index               Index               Dividend Index
12/11              $10,000               $10,000             $10,000                  $10,000
06/12               10,174                10,949              10,932                   10,654
12/12               10,874                11,600              11,641                   11,084
06/13               12,443                13,203              13,278                   12,619
12/13               14,642                15,356              15,547                   14,305
06/14               15,380                16,452              16,626                   15,716
12/14               14,988                17,459              17,499                   16,502
06/15               15,165                17,674              17,838                   15,913
12/15               14,091                17,701              17,583                   16,233
06/16               14,550                18,381              18,220                   18,757
12/16               16,271                19,818              19,822                   19,802
06/17               17,499                21,669              21,592                   21,008
12/17               19,433                24,144              24,010                   22,859
06/18               20,294                24,784              24,783                   23,092
12/18               17,465                23,086              22,751                   21,499
06/19               20,446                27,366              27,008                   24,431
12/19               21,893                30,354              29,809                   26,466
06/20               19,110                29,419              28,772                   20,728
12/20               24,884                35,938              36,039                   25,257
06/21               29,502                41,419              41,484                   31,240
12/21               31,133                46,253              45,285                   33,402
06/22               25,408                37,021              35,730                   32,547


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

The First Trust Dorsey Wright People's Portfolio ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an index called the Nasdaq Dorsey Wright People's
Portfolio Index(TM) (the "Index"). The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the common stocks or an exchange-traded fund ("ETF") that comprise the Index. The Index is a modified market-capitalization weighted index designed to tactically allocate exposure to one of three allocations: (i) Nasdaq US 500 Large Cap Index(TM); (ii) Nasdaq US
500 Large Cap Equal Weight Index(TM); or (iii) First Trust Enhanced Short
Maturity ETF ("FTSM") (each, an "Underlying Allocation"), based on daily relative strength readings. The Nasdaq US 500 Large Cap Index(TM) and the Nasdaq
US 500 Large Cap Equal Weight Index(TM) (each, an "Underlying Equity Index") are equity indices that seek to provide exposure to the 500 securities with the highest float-adjusted market capitalization comprising the Nasdaq US Benchmark
Index(TM). Therefore, each Underlying Equity Index is composed of the same constituent securities. What differs, however, is the methodology each
Underlying Equity Index utilizes to assign security weights. The Nasdaq US 500
Large Cap Index(TM) assigns security weights based on market capitalization and the Nasdaq US 500 Large Cap Equal Weight Index(TM) weights components equally.
The third Underlying Allocation is FTSM. FTSM is an actively-managed ETF that invests in short-duration securities, which are primarily U.S.
dollar-denominated, investment-grade securities. The Index is rebalanced and reconstituted periodically and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on The Nasdaq Stock Market LLC. The first day of secondary market trading in shares of the Fund was August 30, 2012.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL                 CUMULATIVE
                                                                               TOTAL RETURNS                 TOTAL RETURNS
                                               6 Months      1 Year       5 Years       Inception       5 Years      Inception
                                                Ended         Ended        Ended        (8/29/12)        Ended       (8/29/12)
                                               6/30/22       6/30/22      6/30/22       to 6/30/22      6/30/22      to 6/30/22
FUND PERFORMANCE
NAV                                            -21.33%       -13.26%        2.46%          4.73%        12.90%         57.48%
Market Price                                   -21.17%       -13.09%        2.48%          4.74%        13.02%         57.71%

INDEX PERFORMANCE
Nasdaq Dorsey Wright People's Portfolio
   Index(TM) (1)                               -21.13%       -12.77%        N/A            N/A            N/A           N/A
S&P 500(R) Index                               -19.96%       -10.62%       11.31%         12.74%        70.86%        225.33%
Nasdaq US 500 Large Cap Index(TM)              -21.13%       -12.77%       11.17%          N/A          69.83%          N/A
------------------------------------------------------------------------------------------------------------------------------------


(1)   On August 18, 2017, the Fund's underlying index changed from the CBOE(R)
      VIX(R) Tail Hedge Index to the Nasdaq Dorsey Wright People's Portfolio
      Index(TM) (the "Index"). Therefore, the Fund's performance and total returns for the periods prior to August 18, 2017, are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund's current Index had an inception date of
      July 24, 2017, it was not in existence for all of the periods disclosed.

(See Notes to Fund Performance Overview on page 12.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                         28.4%
Health Care                                    15.5
Consumer Discretionary                         11.0
Financials                                     10.8
Industrials                                     7.8
Consumer Staples                                7.1
Communication Services                          7.1
Energy                                          4.4
Real Estate                                     3.0
Utilities                                       2.9
Materials                                       2.0
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Apple, Inc.                                     6.8%
Microsoft Corp.                                 6.3
Amazon.com, Inc.                                3.2
Alphabet, Inc., Class A                         2.1
Tesla, Inc.                                     1.9
Johnson & Johnson                               1.5
UnitedHealth Group, Inc.                        1.5
Exxon Mobil Corp.                               1.2
NVIDIA Corp.                                    1.2
Meta Platforms, Inc., Class A                   1.1
                                             -------
   Total                                       26.8%
                                             =======

-----------------------------
Nasdaq(R) and Nasdaq Dorsey Wright People's Portfolio Index(TM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First
Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the
Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH
RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP) (CONTINUED)


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  AUGUST 29, 2012 - JUNE 30, 2022

            First Trust Dorsey Wright       S&P 500(R)
              People'sPortfolio ETF         Index
08/12                $10,000                $10,000
12/12                  9,863                 10,193
06/13                 10,686                 11,602
12/13                 11,738                 13,494
06/14                 12,251                 14,457
12/14                 13,525                 15,342
06/15                 13,175                 15,531
12/15                 12,730                 15,554
06/16                 12,551                 16,151
12/16                 12,800                 17,414
06/17                 13,952                 19,040
12/17                 15,579                 21,214
06/18                 15,782                 21,776
12/18                 14,292                 20,284
06/19                 17,139                 24,045
12/19                 18,609                 26,673
06/20                 14,206                 25,851
12/20                 15,925                 31,580
06/21                 18,157                 36,396
12/21                 20,019                 40,645
06/22                 15,748                 32,533


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW)

The First Trust Dow 30 Equal Weight ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Industrial Average(R) Equal
Weight Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is an equal weight version of the Dow Jones Industrial
Average(R) (the "DJIA"). The 30 securities comprising the DJIA are issued by blue-chip U.S. companies covering all industries, with the exception of transportation and utilities. Inclusion in the DJIA is not governed by quantitative rules but rather is based on the following criteria: (i) the company is not a utility or in the transportation business; (ii) the company has a premier reputation in its field; (iii) the company has a history of successful growth; (iv) there is wide interest in the company among individual and institutional investors; and (v) the company should be incorporated and headquartered in the U.S. Whenever one component is changed, the others are reviewed. For the sake of historical continuity, composition changes are rarely made. In the event that there is a change in the components of the DJIA, the component removed from the DJIA will simultaneously be removed from the Index, and the component that replaces the removed component will be added to the Index at the same weight as the component that was removed. The Index is rebalanced quarterly and reconstituted as needed and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The
Fund's shares are listed for trading on the NYSE Arca, Inc. The first day of secondary market trading in shares of the Fund was August 9, 2017.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL             CUMULATIVE
                                                                                           TOTAL RETURNS             TOTAL RETURNS
                                                    6 Months            1 Year               Inception                 Inception
                                                     Ended               Ended                (8/8/17)                 (8/8/17)
                                                    6/30/22             6/30/22              to 6/30/22               to 6/30/22
FUND PERFORMANCE
NAV                                                 -13.61%             -9.62%                 8.51%                    49.14%
Market Price                                        -13.48%             -9.51%                 8.54%                    49.35%

INDEX PERFORMANCE
Dow Jones Industrial Average(R) Equal Weight Index  -13.41%             -9.16%                 9.18%                    53.72%
Dow Jones Industrial Average(R)                     -14.44%             -9.05%                 9.41%                    55.26%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 12.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        23.7%
Health Care                                   14.2
Consumer Staples                              13.5
Financials                                    13.3
Industrials                                   13.0
Consumer Discretionary                         9.9
Communication Services                         6.7
Materials                                      2.9
Energy                                         2.8
                                            -------
   Total                                     100.0%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Boeing (The) Co.                               3.7%
UnitedHealth Group, Inc.                       3.6
Merck & Co., Inc.                              3.6
McDonald's Corp.                               3.6
International Business Machines Corp.          3.6
Goldman Sachs Group (The), Inc.                3.6
Johnson & Johnson                              3.5
Coca-Cola (The) Co.                            3.5
Microsoft Corp.                                3.5
Amgen, Inc.                                    3.5
                                            -------
   Total                                      35.7%
                                            =======

-----------------------------
Dow Jones Industrial Average(R) Equal Weight Index ("Index") is a product of S&P
Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First Trust. S&P(R) is a registered trademark of Standard & Poor's Financial
Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones
Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW) (CONTINUED)


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    AUGUST 8, 2017 - JUNE 30, 2022

                                        Dow Jones Industrial
            First Trust Dow 30            Average(R) Equal            Dow Jones Industrial
             Equal Weight ETF               Weight Index                   Average(R)
08/17            $10,000                      $10,000                       $10,000
12/17             11,102                       11,124                        11,302
06/18             11,024                       11,069                        11,219
12/18             11,004                       11,079                        10,908
06/19             12,615                       12,739                        12,588
12/19             13,676                       13,849                        13,674
06/20             12,342                       12,576                        12,521
12/20             14,552                       14,874                        15,004
06/21             16,500                       16,922                        17,072
12/21             17,263                       17,753                        18,146
06/22             14,914                       15,372                        15,526


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

The First Trust Lunt U.S. Factor Rotation ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Lunt Capital Large Cap Factor
Rotation Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is owned and was developed by Lunt Capital Management, Inc.
(the "Index Provider"). The Index is calculated and maintained by Nasdaq, Inc.
The Index is designed to track the performance of U.S. securities exhibiting desirable factor exposure. The Index utilizes the Index Provider's risk-adjusted relative strength methodology to allocate exposure to securities exhibiting either high or low levels of the characteristics associated with one of four primary investing factors: momentum, value, quality and volatility. The Index is rebalanced and reconstituted periodically and the Fund will make corresponding changes to its portfolio after the Index changes are made public. The Fund's shares are listed for trading on CBOE BZX Exchange, Inc. The first day of secondary market trading in shares of the Fund was July 26, 2018.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL             CUMULATIVE
                                                                                           TOTAL RETURNS             TOTAL RETURNS
                                                    6 Months            1 Year               Inception                 Inception
                                                     Ended               Ended               (7/25/18)                 (7/25/18)
                                                    6/30/22             6/30/22              to 6/30/22               to 6/30/22
FUND PERFORMANCE
NAV                                                 -23.06%             -21.17%                8.73%                    38.96%
Market Price                                        -23.02%             -21.15%                8.75%                    39.06%

INDEX PERFORMANCE
Lunt Capital Large Cap Factor Rotation Index        -22.80%             -20.62%                9.55%                    43.14%
Nasdaq US 500 Large Cap Index(TM)                   -21.13%             -12.77%                9.30%                    41.85%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 12.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                     19.9%
Health Care                                    14.7
Energy                                         13.0
Utilities                                      10.5
Information Technology                          9.1
Consumer Staples                                7.5
Real Estate                                     6.7
Materials                                       5.7
Consumer Discretionary                          5.4
Industrials                                     5.1
Communication Services                          2.4
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Occidental Petroleum Corp.                      1.9%
Devon Energy Corp.                              1.7
Mosaic (The) Co.                                1.7
AbbVie, Inc.                                    1.7
Marathon Oil Corp.                              1.5
Cincinnati Financial Corp.                      1.5
CF Industries Holdings, Inc.                    1.5
O'Reilly Automotive, Inc.                       1.4
Evergy, Inc.                                    1.3
Apple, Inc.                                     1.3
                                             -------
   Total                                       15.5%
                                             =======

-----------------------------
Lunt Capital Management, Inc. ("Lunt") and the Lunt Capital Large Cap Factor
Rotation Index ("Lunt Index") are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor
Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the
Fund particularly, or the ability of the Lunt Index to track general stock performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR) (CONTINUED)


                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   JULY 25, 2018 - JUNE 30, 2022

            First Trust Lunt U.S.       Lunt Capital Large Cap         Nasdaq US 500
             Factor Rotation ETF        Factor Rotation Index       Large Cap Index(TM)
07/18              $10,000                     $10,000                    $10,000
12/18                8,791                       8,813                      8,869
06/19               10,828                      10,901                     10,567
12/19               11,459                      11,578                     11,711
06/20               11,988                      12,168                     11,509
12/20               14,899                      15,184                     14,220
06/21               17,627                      18,031                     16,261
12/21               18,060                      18,540                     17,985
06/22               13,896                      14,314                     14,185


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2022 (UNAUDITED)

As a shareholder of First Trust Dividend Strength ETF, First Trust Dorsey Wright
People's Portfolio ETF, First Trust Dow 30 Equal Weight ETF or First Trust Lunt
U.S. Factor Rotation ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2022      JUNE 30, 2022         PERIOD           PERIOD (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST DIVIDEND STRENGTH ETF (FTDS)
Actual                                               $1,000.00           $  816.10          0.70% (a)            $3.15
Hypothetical (5% return before expenses)             $1,000.00           $1,021.32          0.70% (a)            $3.51

FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO
   ETF (DWPP)
Actual                                               $1,000.00           $  786.70          0.60%                $2.66
Hypothetical (5% return before expenses)             $1,000.00           $1,021.82          0.60%                $3.01

FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW)
Actual                                               $1,000.00           $  863.90          0.50%                $2.31
Hypothetical (5% return before expenses)             $1,000.00           $1,022.32          0.50%                $2.51

FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)
Actual                                               $1,000.00           $  769.40          0.65%                $2.85
Hypothetical (5% return before expenses)             $1,000.00           $1,021.57          0.65%                $3.26


(a)   These expense ratios reflect an expense cap. See Note 3 in Notes to
      Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1,
      2022 through June 30, 2022), multiplied by 181/365 (to reflect the six-month period).

                                                                         Page 13


FIRST TRUST DIVIDEND STRENGTH ETF (FTDS)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 4.2%
       1,521 General Dynamics Corp.            $        336,521
         793 Lockheed Martin Corp.                      340,959
                                               ----------------
                                                        677,480
                                               ----------------
             AIR FREIGHT & LOGISTICS -- 2.2%
       1,972 United Parcel Service, Inc.,
                Class B                                 359,969
                                               ----------------
             BANKS -- 22.2%
       9,252 Bank OZK                                   347,227
       9,071 Citizens Financial Group, Inc.             323,744
       4,195 Comerica, Inc.                             307,829
       9,503 Fifth Third Bancorp                        319,301
       2,323 M&T Bank Corp.                             370,263
       2,118 PNC Financial Services Group
                (The), Inc.                             334,157
       4,588 Popular, Inc.                              352,955
      17,883 Regions Financial Corp.                    335,306
       8,148 Synovus Financial Corp.                    293,735
       7,033 U.S. Bancorp                               323,659
       7,347 Webster Financial Corp.                    309,676
                                               ----------------
                                                      3,617,852
                                               ----------------
             CAPITAL MARKETS -- 1.8%
       3,281 Blackstone, Inc.                           299,326
                                               ----------------
             CHEMICALS -- 11.6%
       2,554 Celanese Corp.                             300,376
       3,435 Eastman Chemical Co.                       308,360
      10,891 Huntsman Corp.                             308,760
       3,609 LyondellBasell Industries N.V.,
                Class A                                 315,643
       2,890 PPG Industries, Inc.                       330,443
       4,291 RPM International, Inc.                    337,787
                                               ----------------
                                                      1,901,369
                                               ----------------
             CONTAINERS & PACKAGING -- 1.9%
       2,274 Packaging Corp. of America                 312,675
                                               ----------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 2.1%
       6,364 Duke Realty Corp.                          349,702
                                               ----------------
             FOOD PRODUCTS -- 4.3%
       5,818 Mondelez International, Inc.,
                Class A                                 361,240
       3,884 Tyson Foods, Inc., Class A                 334,257
                                               ----------------
                                                        695,497
                                               ----------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.2%
       2,727 Quest Diagnostics, Inc.                    362,636
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 2.0%
       4,530 Texas Roadhouse, Inc.                      331,596
                                               ----------------
             HOUSEHOLD DURABLES -- 4.1%
       3,331 Garmin Ltd.                                327,271
       4,829 Lennar Corp., Class A                      340,782
                                               ----------------
                                                        668,053
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES -- 2.0%
       1,899 Honeywell International, Inc.     $        330,065
                                               ----------------
             INSURANCE -- 6.1%
       8,785 Fidelity National Financial, Inc.          324,694
       6,370 First American Financial Corp.             337,100
       5,013 Principal Financial Group, Inc.            334,818
                                               ----------------
                                                        996,612
                                               ----------------
             IT SERVICES -- 2.0%
      19,563 Western Union (The) Co.                    322,203
                                               ----------------
             LEISURE PRODUCTS -- 2.0%
       4,897 Brunswick Corp.                            320,166
                                               ----------------
             MACHINERY -- 7.8%
       1,627 Caterpillar, Inc.                          290,842
       1,892 Cummins, Inc.                              366,159
       1,756 Snap-on, Inc.                              345,985
       2,642 Stanley Black & Decker, Inc.               277,040
                                               ----------------
                                                      1,280,026
                                               ----------------
             MEDIA -- 1.8%
      10,749 Interpublic Group of (The) Cos.,
                Inc.                                    295,920
                                               ----------------
             METALS & MINING -- 2.0%
       1,908 Reliance Steel & Aluminum Co.              324,093
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 2.0%
       3,657 ConocoPhillips                             328,435
                                               ----------------
             PROFESSIONAL SERVICES -- 2.3%
       4,223 Booz Allen Hamilton Holding
                Corp.                                   381,590
                                               ----------------
             ROAD & RAIL -- 2.3%
       2,562 Landstar System, Inc.                      372,566
                                               ----------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.9%
       8,117 Intel Corp.                                303,657
                                               ----------------
             SPECIALTY RETAIL -- 7.1%
       1,695 Advance Auto Parts, Inc.                   293,387
       3,951 Best Buy Co., Inc.                         257,566
       1,217 Home Depot (The), Inc.                     333,787
       2,488 Williams-Sonoma, Inc.                      276,044
                                               ----------------
                                                      1,160,784
                                               ----------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 2.0%
       4,910 NetApp, Inc.                               320,328
                                               ----------------
             TOTAL COMMON STOCKS
                -- 99.9%                             16,312,600
             (Cost $18,398,873)                ----------------

             MONEY MARKET FUNDS -- 0.1%
      18,687 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.34% (a)                        18,687
             (Cost $18,687)                    ----------------

Page 14                 See Notes to Financial Statements


FIRST TRUST DIVIDEND STRENGTH ETF (FTDS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

             DESCRIPTION                            VALUE
---------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%       $     16,331,287
             (Cost $18,417,560)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                    (6,857)
                                               ----------------
             NET ASSETS -- 100.0%              $     16,324,430
                                               ================

(a)   Rate shown reflects yield as of June 30, 2022.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                        TOTAL           LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      6/30/2022          PRICES            INPUTS            INPUTS
                                                   ---------------------------------------------------------------------
Common Stocks*..................................   $    16,312,600  $     16,312,600  $             --  $             --
Money Market Funds..............................            18,687            18,687                --                --
                                                   ---------------------------------------------------------------------
Total Investments...............................   $    16,331,287  $     16,331,287  $             --  $             --
                                                   =====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 15


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 1.7%
         161 Boeing (The) Co. (a)              $         22,012
          63 General Dynamics Corp.                      13,939
          12 HEICO Corp.                                  1,574
          48 L3Harris Technologies, Inc.                 11,602
          64 Lockheed Martin Corp.                       27,517
          39 Northrop Grumman Corp.                      18,664
         404 Raytheon Technologies Corp.                 38,828
          46 Textron, Inc.                                2,809
          12 TransDigm Group, Inc. (a)                    6,440
                                               ----------------
                                                        143,385
                                               ----------------
             AIR FREIGHT & LOGISTICS -- 0.7%
          42 Expeditors International of
                Washington, Inc.                          4,094
          61 FedEx Corp.                                 13,829
         200 United Parcel Service, Inc.,
                Class B                                  36,508
                                               ----------------
                                                         54,431
                                               ----------------
             AIRLINES -- 0.2%
         174 Delta Air Lines, Inc. (a)                    5,041
         147 Southwest Airlines Co. (a)                   5,310
          82 United Airlines Holdings,
                Inc. (a)                                  2,904
                                               ----------------
                                                         13,255
                                               ----------------
             AUTO COMPONENTS -- 0.1%
          74 Aptiv PLC (a)                                6,591
                                               ----------------
             AUTOMOBILES -- 2.3%
       1,073 Ford Motor Co.                              11,943
         353 General Motors Co. (a)                      11,211
         177 Lucid Group, Inc. (a)                        3,037
         102 Rivian Automotive, Inc.,
                Class A (a)                               2,626
         236 Tesla, Inc. (a)                            158,927
                                               ----------------
                                                        187,744
                                               ----------------
             BANKS -- 3.7%
       1,904 Bank of America Corp.                       59,272
         528 Citigroup, Inc.                             24,283
         120 Citizens Financial Group, Inc.               4,283
         164 Fifth Third Bancorp                          5,510
          49 First Republic Bank                          7,066
         364 Huntington Bancshares, Inc.                  4,379
         798 JPMorgan Chase & Co.                        89,863
         215 KeyCorp                                      3,704
          49 M&T Bank Corp.                               7,810
         112 PNC Financial Services Group
                (The), Inc.                              17,670
         236 Regions Financial Corp.                      4,425
          14 Signature Bank                               2,509
          15 SVB Financial Group (a)                      5,925
         362 Truist Financial Corp.                      17,170
         367 U.S. Bancorp                                16,889
       1,030 Wells Fargo & Co.                           40,345
                                               ----------------
                                                        311,103
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             BEVERAGES -- 2.0%
          84 Brown-Forman Corp., Class B       $          5,893
       1,072 Coca-Cola (The) Co.                         67,440
          42 Constellation Brands, Inc.,
                Class A                                   9,789
         216 Keurig Dr Pepper, Inc.                       7,644
         102 Monster Beverage Corp. (a)                   9,455
         376 PepsiCo, Inc.                               62,664
                                               ----------------
                                                        162,885
                                               ----------------
             BIOTECHNOLOGY -- 2.4%
         480 AbbVie, Inc.                                73,517
          24 Alnylam Pharmaceuticals, Inc. (a)            3,501
         136 Amgen, Inc.                                 33,089
          33 Biogen, Inc. (a)                             6,730
          40 BioMarin Pharmaceutical, Inc. (a)            3,315
         317 Gilead Sciences, Inc.                       19,594
          59 Horizon Therapeutics PLC (a)                 4,706
          57 Incyte Corp. (a)                             4,330
          91 Moderna, Inc. (a)                           12,999
          23 Regeneron Pharmaceuticals,
                Inc. (a)                                 13,596
          46 Seagen, Inc. (a)                             8,139
          65 Vertex Pharmaceuticals, Inc. (a)            18,316
                                               ----------------
                                                        201,832
                                               ----------------
             BUILDING PRODUCTS -- 0.3%
         171 Carrier Global Corp.                         6,098
         180 Johnson Controls International
                PLC                                       8,618
          61 Masco Corp.                                  3,087
          60 Trane Technologies PLC                       7,792
                                               ----------------
                                                         25,595
                                               ----------------
             CAPITAL MARKETS -- 3.3%
          28 Ameriprise Financial, Inc.                   6,655
         200 Bank of New York Mellon (The)
                Corp.                                     8,342
          41 BlackRock, Inc.                             24,971
         190 Blackstone, Inc.                            17,334
          67 Carlyle Group (The), Inc.                    2,121
         459 Charles Schwab (The) Corp.                  29,000
          89 CME Group, Inc.                             18,218
          43 Coinbase Global, Inc.,
                Class A (a)                               2,022
          10 FactSet Research Systems, Inc.               3,846
          80 Franklin Resources, Inc.                     1,865
          93 Goldman Sachs Group (The), Inc.             27,623
         152 Intercontinental Exchange, Inc.             14,294
         130 KKR & Co., Inc.                              6,018
          22 LPL Financial Holdings, Inc.                 4,058
          44 Moody's Corp.                               11,967
         371 Morgan Stanley                              28,218
          21 MSCI, Inc.                                   8,655
          29 Nasdaq, Inc.                                 4,424
          57 Northern Trust Corp.                         5,499
          48 Raymond James Financial, Inc.                4,292
          92 S&P Global, Inc.                            31,009
          93 State Street Corp.                           5,733
          58 T. Rowe Price Group, Inc.                    6,589
                                               ----------------
                                                        272,753
                                               ----------------

Page 16                 See Notes to Financial Statements


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CHEMICALS -- 1.3%
          57 Air Products and Chemicals, Inc.  $         13,707
          30 Albemarle Corp.                              6,269
          26 Celanese Corp.                               3,058
          45 CF Industries Holdings, Inc.                 3,858
         197 Corteva, Inc.                               10,666
         198 Dow, Inc.                                   10,219
         138 DuPont de Nemours, Inc.                      7,670
          31 Eastman Chemical Co.                         2,783
          69 Ecolab, Inc.                                10,609
          34 FMC Corp.                                    3,638
          62 International Flavors &
                Fragrances, Inc.                          7,385
          62 LyondellBasell Industries N.V.,
                Class A                                   5,423
          86 Mosaic (The) Co.                             4,062
          61 PPG Industries, Inc.                         6,975
          65 Sherwin-Williams (The) Co.                  14,554
                                               ----------------
                                                        110,876
                                               ----------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.5%
          24 Cintas Corp.                                 8,965
          61 Copart, Inc. (a)                             6,628
          56 Republic Services, Inc.                      7,329
          74 Rollins, Inc.                                2,584
         107 Waste Management, Inc.                      16,369
                                               ----------------
                                                         41,875
                                               ----------------
             COMMUNICATIONS EQUIPMENT
                -- 0.7%
          71 Arista Networks, Inc. (a)                    6,656
       1,069 Cisco Systems, Inc.                         45,582
          40 Motorola Solutions, Inc.                     8,384
                                               ----------------
                                                         60,622
                                               ----------------
             CONSTRUCTION & ENGINEERING
                -- 0.1%
          39 Quanta Services, Inc.                        4,888
                                               ----------------
             CONSTRUCTION MATERIALS -- 0.1%
          15 Martin Marietta Materials, Inc.              4,489
          34 Vulcan Materials Co.                         4,831
                                               ----------------
                                                          9,320
                                               ----------------
             CONSUMER FINANCE -- 0.5%
          88 Ally Financial, Inc.                         2,949
         164 American Express Co.                        22,734
         101 Capital One Financial Corp.                 10,523
          67 Discover Financial Services                  6,337
         108 Synchrony Financial                          2,983
                                               ----------------
                                                         45,526
                                               ----------------
             CONTAINERS & PACKAGING -- 0.2%
          19 Avery Dennison Corp.                         3,076
          76 Ball Corp.                                   5,226
          33 Crown Holdings, Inc.                         3,042
          86 International Paper Co.                      3,597
          24 Packaging Corp. of America                   3,300
                                               ----------------
                                                         18,241
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             DISTRIBUTORS -- 0.1%
          36 Genuine Parts Co.                 $          4,788
          77 LKQ Corp.                                    3,780
          10 Pool Corp.                                   3,512
                                               ----------------
                                                         12,080
                                               ----------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 1.1%
         106 Apollo Global Management, Inc.               5,139
         328 Berkshire Hathaway, Inc.,
                Class B (a)                              89,550
                                               ----------------
                                                         94,689
                                               ----------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.2%
       1,945 AT&T, Inc.                                  40,767
       1,141 Verizon Communications, Inc.                57,906
                                               ----------------
                                                         98,673
                                               ----------------
             ELECTRIC UTILITIES -- 1.9%
          62 Alliant Energy Corp.                         3,634
         133 American Electric Power Co.,
                Inc.                                     12,760
         209 Duke Energy Corp.                           22,407
          97 Edison International                         6,134
          49 Entergy Corp.                                5,519
          55 Evergy, Inc.                                 3,589
          87 Eversource Energy                            7,349
         253 Exelon Corp.                                11,466
         146 FirstEnergy Corp.                            5,605
         534 NextEra Energy, Inc.                        41,364
         421 PG&E Corp. (a)                               4,201
         188 PPL Corp.                                    5,100
         274 Southern (The) Co.                          19,539
         139 Xcel Energy, Inc.                            9,836
                                               ----------------
                                                        158,503
                                               ----------------
             ELECTRICAL EQUIPMENT -- 0.5%
          63 AMETEK, Inc.                                 6,923
         108 Eaton Corp. PLC                             13,607
         161 Emerson Electric Co.                        12,806
          16 Generac Holdings, Inc. (a)                   3,369
          30 Rockwell Automation, Inc.                    5,979
                                               ----------------
                                                         42,684
                                               ----------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.6%
         140 Amphenol Corp., Class A                      9,013
          35 CDW Corp.                                    5,515
         209 Corning, Inc.                                6,586
          47 Keysight Technologies, Inc. (a)              6,479
          77 TE Connectivity Ltd.                         8,712
          11 Teledyne Technologies, Inc. (a)              4,126
          64 Trimble, Inc. (a)                            3,727
          13 Zebra Technologies Corp.,
                Class A (a)                               3,821
                                               ----------------
                                                         47,979
                                               ----------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.3%
         211 Baker Hughes Co.                             6,092

                        See Notes to Financial Statements                Page 17


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ENERGY EQUIPMENT & SERVICES
                (CONTINUED)
         216 Halliburton Co.                   $          6,774
         365 Schlumberger N.V.                           13,052
                                               ----------------
                                                         25,918
                                               ----------------
             ENTERTAINMENT -- 1.1%
          68 Electronic Arts, Inc.                        8,272
          45 Liberty Media Corp.-Liberty
                Formula One, Class C (a)                  2,856
          40 Live Nation Entertainment,
                Inc. (a)                                  3,303
         121 Netflix, Inc. (a)                           21,159
         125 ROBLOX Corp., Class A (a)                    4,108
          27 Roku, Inc. (a)                               2,218
          41 Take-Two Interactive Software,
                Inc. (a)                                  5,024
         495 Walt Disney (The) Co. (a)                   46,728
                                               ----------------
                                                         93,668
                                               ----------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 2.9%
          38 Alexandria Real Estate Equities,
                Inc.                                      5,511
         124 American Tower Corp.                        31,693
          35 AvalonBay Communities, Inc.                  6,799
          36 Boston Properties, Inc.                      3,203
          26 Camden Property Trust                        3,497
         112 Crown Castle International Corp.            18,859
          73 Digital Realty Trust, Inc.                   9,478
          97 Duke Realty Corp.                            5,330
          23 Equinix, Inc.                               15,111
          44 Equity LifeStyle Properties, Inc.            3,101
          88 Equity Residential                           6,355
          17 Essex Property Trust, Inc.                   4,446
          34 Extra Space Storage, Inc.                    5,784
         136 Healthpeak Properties, Inc.                  3,524
         158 Invitation Homes, Inc.                       5,622
         158 Kimco Realty Corp.                           3,124
          29 Mid-America Apartment
                Communities, Inc.                         5,065
         189 Prologis, Inc.                              22,236
          40 Public Storage                              12,507
         154 Realty Income Corp.                         10,512
          28 SBA Communications Corp.                     8,961
          83 Simon Property Group, Inc.                   7,878
          31 Sun Communities, Inc.                        4,940
          76 UDR, Inc.                                    3,499
         101 Ventas, Inc.                                 5,194
         246 VICI Properties, Inc.                        7,328
         115 Welltower, Inc.                              9,470
         180 Weyerhaeuser Co.                             5,962
          52 WP Carey, Inc.                               4,309
                                               ----------------
                                                        239,298
                                               ----------------
             FOOD & STAPLES RETAILING -- 1.6%
         120 Costco Wholesale Corp.                      57,514
         168 Kroger (The) Co.                             7,951
         138 Sysco Corp.                                 11,690

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             FOOD & STAPLES RETAILING
                (CONTINUED)
         195 Walgreens Boots Alliance, Inc.    $          7,390
         396 Walmart, Inc.                               48,146
                                               ----------------
                                                        132,691
                                               ----------------
             FOOD PRODUCTS -- 1.1%
         128 Archer-Daniels-Midland Co.                   9,933
          37 Bunge Ltd.                                   3,356
         106 Conagra Brands, Inc.                         3,629
         146 General Mills, Inc.                         11,016
          37 Hershey (The) Co.                            7,961
          78 Hormel Foods Corp.                           3,694
          28 J.M. Smucker (The) Co.                       3,584
          60 Kellogg Co.                                  4,280
         216 Kraft Heinz (The) Co.                        8,238
          56 McCormick & Co., Inc.                        4,662
         376 Mondelez International, Inc.,
                Class A                                  23,346
          75 Tyson Foods, Inc., Class A                   6,455
                                               ----------------
                                                         90,154
                                               ----------------
             GAS UTILITIES -- 0.0%
          32 Atmos Energy Corp.                           3,587
                                               ----------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 2.7%
         476 Abbott Laboratories                         51,717
          20 Align Technology, Inc. (a)                   4,733
         122 Baxter International, Inc.                   7,836
          77 Becton, Dickinson and Co.                   18,983
         365 Boston Scientific Corp. (a)                 13,604
          12 Cooper (The) Cos., Inc.                      3,757
         100 Dexcom, Inc. (a)                             7,453
         160 Edwards Lifesciences Corp. (a)              15,214
          52 Hologic, Inc. (a)                            3,604
          21 IDEXX Laboratories, Inc. (a)                 7,365
          12 Insulet Corp. (a)                            2,615
          91 Intuitive Surgical, Inc. (a)                18,265
         346 Medtronic PLC                               31,054
          35 ResMed, Inc.                                 7,337
          24 STERIS PLC                                   4,948
          91 Stryker Corp.                               18,103
          10 Teleflex, Inc.                               2,458
          51 Zimmer Biomet Holdings, Inc.                 5,358
                                               ----------------
                                                        224,404
                                               ----------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.4%
          43 AmerisourceBergen Corp.                      6,084
          66 Cardinal Health, Inc.                        3,450
         129 Centene Corp. (a)                           10,915
          81 Cigna Corp.                                 21,345
         356 CVS Health Corp.                            32,987
          66 Elevance Health, Inc.                       31,850
          58 HCA Healthcare, Inc.                         9,748
          32 Humana, Inc.                                14,978
          24 Laboratory Corp. of America
                Holdings                                  5,625
          38 McKesson Corp.                              12,396
          12 Molina Healthcare, Inc. (a)                  3,355

Page 18                 See Notes to Financial Statements


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE PROVIDERS & SERVICES
                (CONTINUED)
          30 Quest Diagnostics, Inc.           $          3,989
         242 UnitedHealth Group, Inc.                   124,298
                                               ----------------
                                                        281,020
                                               ----------------
             HEALTH CARE TECHNOLOGY -- 0.1%
          32 Veeva Systems, Inc., Class A (a)             6,337
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.9%
          98 Airbnb, Inc., Class A (a)                    8,730
          11 Booking Holdings, Inc. (a)                  19,239
          45 Caesars Entertainment, Inc. (a)              1,723
         231 Carnival Corp. (a)                           1,998
           7 Chipotle Mexican Grill, Inc. (a)             9,151
          25 Darden Restaurants, Inc.                     2,828
           9 Domino's Pizza, Inc.                         3,507
          39 Expedia Group, Inc. (a)                      3,698
          72 Hilton Worldwide Holdings, Inc.              8,024
          89 Las Vegas Sands Corp. (a)                    2,989
          79 Marriott International, Inc.,
                Class A                                  10,745
         201 McDonald's Corp.                            49,623
          98 MGM Resorts International                    2,837
          49 Royal Caribbean Cruises Ltd. (a)             1,711
         312 Starbucks Corp.                             23,834
          68 Yum! Brands, Inc.                            7,719
                                               ----------------
                                                        158,356
                                               ----------------
             HOUSEHOLD DURABLES -- 0.2%
          79 D.R. Horton, Inc.                            5,229
          39 Garmin Ltd.                                  3,832
          62 Lennar Corp., Class A                        4,375
           1 NVR, Inc. (a)                                4,004
                                               ----------------
                                                         17,440
                                               ----------------
             HOUSEHOLD PRODUCTS -- 1.6%
          62 Church & Dwight Co., Inc.                    5,745
          31 Clorox (The) Co.                             4,370
         228 Colgate-Palmolive Co.                       18,272
          86 Kimberly-Clark Corp.                        11,623
         652 Procter & Gamble (The) Co.                  93,751
                                               ----------------
                                                        133,761
                                               ----------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.0%
         147 AES (The) Corp.                              3,088
                                               ----------------
             INDUSTRIAL CONGLOMERATES -- 0.8%
         147 3M Co.                                      19,023
         248 General Electric Co.                        15,790
         185 Honeywell International, Inc.               32,155
                                               ----------------
                                                         66,968
                                               ----------------
             INSURANCE -- 2.1%
         161 Aflac, Inc.                                  8,908
          75 Allstate (The) Corp.                         9,505
         196 American International Group,
                Inc.                                     10,021
          54 Aon PLC, Class A                            14,563
          88 Arch Capital Group Ltd. (a)                  4,003

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             INSURANCE (CONTINUED)
          54 Arthur J. Gallagher & Co.         $          8,804
          62 Brown & Brown, Inc.                          3,617
         108 Chubb Ltd.                                  21,231
          39 Cincinnati Financial Corp.                   4,640
          72 Fidelity National Financial, Inc.            2,661
          79 Hartford Financial Services Group
                (The), Inc.                               5,169
          49 Loews Corp.                                  2,904
           4 Markel Corp. (a)                             5,173
         130 Marsh & McLennan Cos., Inc.                 20,183
         186 MetLife, Inc.                               11,679
          56 Principal Financial Group, Inc.              3,740
         159 Progressive (The) Corp.                     18,487
          96 Prudential Financial, Inc.                   9,185
          60 Travelers (The) Cos., Inc.                  10,148
          57 W.R. Berkley Corp.                           3,891
                                               ----------------
                                                        178,512
                                               ----------------
             INTERACTIVE MEDIA & SERVICES
                -- 3.5%
          82 Alphabet, Inc., Class A (a)                178,699
          74 Match Group, Inc. (a)                        5,157
         592 Meta Platforms, Inc., Class A (a)           95,460
         148 Pinterest, Inc., Class A (a)                 2,688
         319 Snap, Inc., Class A (a)                      4,189
         187 Twitter, Inc. (a)                            6,992
          72 ZoomInfo Technologies, Inc. (a)              2,393
                                               ----------------
                                                        295,578
                                               ----------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 3.3%
       2,488 Amazon.com, Inc. (a)                       264,250
          55 DoorDash, Inc., Class A (a)                  3,529
         152 eBay, Inc.                                   6,334
          32 Etsy, Inc. (a)                               2,343
                                               ----------------
                                                        276,456
                                               ----------------
             IT SERVICES -- 4.8%
         172 Accenture PLC, Class A                      47,756
          41 Akamai Technologies, Inc. (a)                3,745
         113 Automatic Data Processing, Inc.             23,735
         141 Block, Inc. (a)                              8,666
          30 Broadridge Financial Solutions,
                Inc.                                      4,276
          54 Cloudflare, Inc., Class A (a)                2,362
         135 Cognizant Technology Solutions
                Corp., Class A                            9,111
          13 EPAM Systems, Inc. (a)                       3,832
         156 Fidelity National Information
                Services, Inc.                           14,301
         155 Fiserv, Inc. (a)                            13,790
          20 FleetCor Technologies, Inc. (a)              4,202
          21 Gartner, Inc. (a)                            5,078
          73 Global Payments, Inc.                        8,077
         232 International Business Machines
                Corp.                                    32,756
         233 Mastercard, Inc., Class A                   73,507
          13 MongoDB, Inc. (a)                            3,373
          37 Okta, Inc. (a)                               3,345

                        See Notes to Financial Statements                Page 19


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES (CONTINUED)
          82 Paychex, Inc.                     $          9,337
         315 PayPal Holdings, Inc. (a)                   22,000
          80 Snowflake, Inc., Class A (a)                11,125
          61 SS&C Technologies Holdings, Inc.             3,542
          44 Twilio, Inc., Class A (a)                    3,688
          25 VeriSign, Inc. (a)                           4,183
         447 Visa, Inc., Class A                         88,010
                                               ----------------
                                                        403,797
                                               ----------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 2.0%
          72 Agilent Technologies, Inc.                   8,551
         161 Avantor, Inc. (a)                            5,007
           6 Bio-Rad Laboratories, Inc.,
                Class A (a)                               2,970
          10 Bio-Techne Corp.                             3,466
          13 Charles River Laboratories
                International, Inc. (a)                   2,782
         186 Danaher Corp.                               47,155
          37 Illumina, Inc. (a)                           6,821
          49 IQVIA Holdings, Inc. (a)                    10,632
           5 Mettler-Toledo International,
                Inc. (a)                                  5,744
          26 PerkinElmer, Inc.                            3,698
         106 Thermo Fisher Scientific, Inc.              57,588
          14 Waters Corp. (a)                             4,634
          17 West Pharmaceutical Services,
                Inc.                                      5,140
                                               ----------------
                                                        164,188
                                               ----------------
             MACHINERY -- 1.5%
         145 Caterpillar, Inc.                           25,920
          36 Cummins, Inc.                                6,967
          76 Deere & Co.                                 22,760
          36 Dover Corp.                                  4,367
          90 Fortive Corp.                                4,894
          21 IDEX Corp.                                   3,814
          72 Illinois Tool Works, Inc.                   13,122
          85 Ingersoll Rand, Inc.                         3,577
         115 Otis Worldwide Corp.                         8,127
          94 PACCAR, Inc.                                 7,740
          35 Parker-Hannifin Corp.                        8,612
          39 Stanley Black & Decker, Inc.                 4,090
          50 Westinghouse Air Brake
                Technologies Corp.                        4,104
          43 Xylem, Inc.                                  3,362
                                               ----------------
                                                        121,456
                                               ----------------
             MEDIA -- 1.0%
          33 Charter Communications, Inc.,
                Class A (a)                              15,462
       1,215 Comcast Corp., Class A                      47,677
          74 Fox Corp., Class A                           2,380
          91 Interpublic Group of (The) Cos.,
                Inc.                                      2,505
          33 Liberty Broadband Corp.,
                Class C (a)                               3,816
          53 Omnicom Group, Inc.                          3,371

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             MEDIA (CONTINUED)
         129 Paramount Global, Class B         $          3,184
         203 Sirius XM Holdings, Inc.                     1,244
                                               ----------------
                                                         79,639
                                               ----------------
             METALS & MINING -- 0.3%
         362 Freeport-McMoRan, Inc.                      10,592
         203 Newmont Corp.                               12,113
          61 Nucor Corp.                                  6,369
                                               ----------------
                                                         29,074
                                               ----------------
             MULTILINE RETAIL -- 0.5%
          52 Dollar General Corp.                        12,763
          61 Dollar Tree, Inc. (a)                        9,507
         118 Target Corp.                                16,665
                                               ----------------
                                                         38,935
                                               ----------------
             MULTI-UTILITIES -- 0.9%
          61 Ameren Corp.                                 5,512
         149 CenterPoint Energy, Inc.                     4,407
          69 CMS Energy Corp.                             4,658
          90 Consolidated Edison, Inc.                    8,559
         220 Dominion Energy, Inc.                       17,558
          45 DTE Energy Co.                               5,704
         121 Public Service Enterprise Group,
                Inc.                                      7,657
          68 Sempra Energy                               10,218
          80 WEC Energy Group, Inc.                       8,051
                                               ----------------
                                                         72,324
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 4.1%
          69 Cheniere Energy, Inc.                        9,179
         491 Chevron Corp.                               71,087
         351 ConocoPhillips                              31,523
         171 Coterra Energy, Inc.                         4,410
         169 Devon Energy Corp.                           9,314
          45 Diamondback Energy, Inc.                     5,452
         140 EOG Resources, Inc.                         15,462
       1,145 Exxon Mobil Corp.                           98,058
          65 Hess Corp.                                   6,886
         548 Kinder Morgan, Inc.                          9,184
         171 Marathon Oil Corp.                           3,844
         137 Marathon Petroleum Corp.                    11,263
         216 Occidental Petroleum Corp.                  12,718
         113 ONEOK, Inc.                                  6,271
         131 Phillips 66                                 10,741
          58 Pioneer Natural Resources Co.               12,939
         104 Valero Energy Corp.                         11,053
         314 Williams (The) Cos., Inc.                    9,800
                                               ----------------
                                                        339,184
                                               ----------------
             PERSONAL PRODUCTS -- 0.2%
          63 Estee Lauder (The) Cos., Inc.,
                Class A                                  16,044
          41 Olaplex Holdings, Inc. (a)                     578
                                               ----------------
                                                         16,622
                                               ----------------
             PHARMACEUTICALS -- 4.9%
         578 Bristol-Myers Squibb Co.                    44,506
          41 Catalent, Inc. (a)                           4,399

Page 20                 See Notes to Financial Statements


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             PHARMACEUTICALS (CONTINUED)
         214 Eli Lilly & Co.                   $         69,385
         715 Johnson & Johnson                          126,920
         653 Merck & Co., Inc.                           59,534
       1,524 Pfizer, Inc.                                79,903
         329 Viatris, Inc.                                3,445
         128 Zoetis, Inc.                                22,002
                                               ----------------
                                                        410,094
                                               ----------------
             PROFESSIONAL SERVICES -- 0.3%
         108 CoStar Group, Inc. (a)                       6,524
          33 Equifax, Inc.                                6,032
          31 Jacobs Engineering Group, Inc.               3,941
          46 TransUnion                                   3,679
          41 Verisk Analytics, Inc.                       7,097
                                               ----------------
                                                         27,273
                                               ----------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.1%
          83 CBRE Group, Inc., Class A (a)                6,110
                                               ----------------
             ROAD & RAIL -- 1.1%
         555 CSX Corp.                                   16,128
          22 J.B. Hunt Transport Services,
                Inc.                                      3,464
          65 Norfolk Southern Corp.                      14,774
          24 Old Dominion Freight Line, Inc.              6,151
         534 Uber Technologies, Inc. (a)                 10,926
         171 Union Pacific Corp.                         36,471
                                               ----------------
                                                         87,914
                                               ----------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 5.1%
         440 Advanced Micro Devices, Inc. (a)            33,647
         141 Analog Devices, Inc.                        20,599
         225 Applied Materials, Inc.                     20,471
          88 Broadcom, Inc.                              42,751
          34 Enphase Energy, Inc. (a)                     6,638
          32 Entegris, Inc.                               2,948
       1,044 Intel Corp.                                 39,056
          36 KLA Corp.                                   11,487
          36 Lam Research Corp.                          15,341
         199 Marvell Technology, Inc.                     8,662
         142 Microchip Technology, Inc.                   8,247
         288 Micron Technology, Inc.                     15,921
          12 Monolithic Power Systems, Inc.               4,609
         638 NVIDIA Corp.                                96,714
          58 NXP Semiconductors N.V.                      8,586
         103 ON Semiconductor Corp. (a)                   5,182
          26 Qorvo, Inc. (a)                              2,452
         304 QUALCOMM, Inc.                              38,833
          41 Skyworks Solutions, Inc.                     3,798
          38 Teradyne, Inc.                               3,403
         238 Texas Instruments, Inc.                     36,569
                                               ----------------
                                                        425,914
                                               ----------------
             SOFTWARE -- 10.0%
         122 Adobe, Inc. (a)                             44,659
          21 ANSYS, Inc. (a)                              5,025
          39 AppLovin Corp., Class A (a)                  1,343
          59 Autodesk, Inc. (a)                          10,146

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             SOFTWARE (CONTINUED)
          22 Bill.com Holdings, Inc. (a)       $          2,419
          70 Cadence Design Systems, Inc. (a)            10,502
          58 Crowdstrike Holdings, Inc.,
                Class A (a)                               9,776
          63 Datadog, Inc., Class A (a)                   6,000
          54 DocuSign, Inc. (a)                           3,099
          55 Dynatrace, Inc. (a)                          2,169
         164 Fortinet, Inc. (a)                           9,279
          12 HubSpot, Inc. (a)                            3,608
          68 Intuit, Inc.                                26,210
       2,032 Microsoft Corp.                            521,879
         134 NortonLifeLock, Inc.                         2,943
         413 Oracle Corp.                                28,856
         492 Palantir Technologies, Inc.,
                Class A (a)                               4,462
          27 Palo Alto Networks, Inc. (a)                13,336
          14 Paycom Software, Inc. (a)                    3,922
          18 RingCentral, Inc., Class A (a)                 941
          26 Roper Technologies, Inc.                    10,261
         254 Salesforce, Inc. (a)                        41,920
          51 ServiceNow, Inc. (a)                        24,252
          41 Splunk, Inc. (a)                             3,627
          36 Synopsys, Inc. (a)                          10,933
         106 Trade Desk (The), Inc.,
                Class A (a)                               4,440
          10 Tyler Technologies, Inc. (a)                 3,325
          85 UiPath, Inc., Class A (a)                    1,546
          55 Unity Software, Inc. (a)                     2,025
          61 VMware, Inc., Class A                        6,953
          54 Workday, Inc., Class A (a)                   7,537
          60 Zoom Video Communications,
                Inc., Class A (a)                         6,478
          24 Zscaler, Inc. (a)                            3,588
                                               ----------------
                                                        837,459
                                               ----------------
             SPECIALTY RETAIL -- 2.1%
          15 Advance Auto Parts, Inc.                     2,596
           5 AutoZone, Inc. (a)                          10,746
          62 Bath & Body Works, Inc.                      1,669
          51 Best Buy Co., Inc.                           3,325
          15 Burlington Stores, Inc. (a)                  2,043
          41 CarMax, Inc. (a)                             3,710
          20 Carvana Co. (a)                                452
         279 Home Depot (The), Inc.                      76,521
         174 Lowe's Cos., Inc.                           30,392
          18 O'Reilly Automotive, Inc. (a)               11,372
          82 Ross Stores, Inc.                            5,759
         318 TJX (The) Cos., Inc.                        17,760
          29 Tractor Supply Co.                           5,622
          13 Ulta Beauty, Inc. (a)                        5,011
                                               ----------------
                                                        176,978
                                               ----------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 7.1%
       4,133 Apple, Inc.                                565,064
          75 Dell Technologies, Inc., Class C             3,466
         332 Hewlett Packard Enterprise Co.               4,402
         235 HP, Inc.                                     7,703
          48 NetApp, Inc.                                 3,132

                        See Notes to Financial Statements                Page 21


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS (CONTINUED)
          59 Seagate Technology Holdings
                PLC                            $          4,215
          81 Western Digital Corp. (a)                    3,631
                                               ----------------
                                                        591,613
                                               ----------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 0.5%
         345 NIKE, Inc., Class B                         35,259
          76 VF Corp.                                     3,357
                                               ----------------
                                                         38,616
                                               ----------------
             TOBACCO -- 0.7%
         462 Altria Group, Inc.                          19,298
         400 Philip Morris International, Inc.           39,496
                                               ----------------
                                                         58,794
                                               ----------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 0.2%
         149 Fastenal Co.                                 7,438
          18 United Rentals, Inc. (a)                     4,372
          13 W.W. Grainger, Inc.                          5,908
                                               ----------------
                                                         17,718
                                               ----------------
             WATER UTILITIES -- 0.1%
          47 American Water Works Co., Inc.               6,992
                                               ----------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.3%
         174 T-Mobile US, Inc. (a)                       23,410
                                               ----------------

             TOTAL INVESTMENTS -- 99.9%               8,326,870
             (Cost $8,120,168)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                       5,245
                                               ----------------
             NET ASSETS -- 100.0%              $      8,332,115
                                               ================

(a)   Non-income producing security.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                        TOTAL           LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      6/30/2022          PRICES            INPUTS            INPUTS
                                                   ---------------------------------------------------------------------
Common Stocks*..................................   $     8,326,870  $      8,326,870  $             --  $             --
                                                   =====================================================================


* See Portfolio of Investments for industry breakout.

Page 22                 See Notes to Financial Statements


FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 3.7%
      33,029 Boeing (The) Co. (a)              $      4,515,725
                                               ----------------
             BANKS -- 3.2%
      35,087 JPMorgan Chase & Co.                     3,951,147
                                               ----------------
             BEVERAGES -- 3.5%
      68,306 Coca-Cola (The) Co.                      4,297,130
                                               ----------------
             BIOTECHNOLOGY -- 3.5%
      17,477 Amgen, Inc.                              4,252,154
                                               ----------------
             CAPITAL MARKETS -- 3.5%
      14,615 Goldman Sachs Group (The), Inc.          4,340,947
                                               ----------------
             CHEMICALS -- 2.9%
      67,798 Dow, Inc.                                3,499,055
                                               ----------------
             COMMUNICATIONS EQUIPMENT
                -- 3.4%
      96,452 Cisco Systems, Inc.                      4,112,713
                                               ----------------
             CONSUMER FINANCE -- 3.1%
      27,164 American Express Co.                     3,765,474
                                               ----------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 3.4%
      82,540 Verizon Communications, Inc.             4,188,905
                                               ----------------
             ENTERTAINMENT -- 3.3%
      42,200 Walt Disney (The) Co. (a)                3,983,680
                                               ----------------
             FOOD & STAPLES RETAILING -- 6.6%
     100,980 Walgreens Boots Alliance, Inc.           3,827,142
      34,467 Walmart, Inc.                            4,190,498
                                               ----------------
                                                      8,017,640
                                               ----------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.6%
       8,655 UnitedHealth Group, Inc.                 4,445,468
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.6%
      17,671 McDonald's Corp.                         4,362,616
                                               ----------------
             HOUSEHOLD PRODUCTS -- 3.5%
      29,550 Procter & Gamble (The) Co.               4,248,995
                                               ----------------
             INDUSTRIAL CONGLOMERATES -- 6.4%
      30,474 3M Co.                                   3,943,640
      22,518 Honeywell International, Inc.            3,913,854
                                               ----------------
                                                      7,857,494
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             INSURANCE -- 3.4%
      24,777 Travelers (The) Cos., Inc.        $      4,190,534
                                               ----------------
             IT SERVICES -- 6.9%
      30,800 International Business Machines
                Corp.                                 4,348,652
      21,025 Visa, Inc., Class A                      4,139,612
                                               ----------------
                                                      8,488,264
                                               ----------------
             MACHINERY -- 2.8%
      19,494 Caterpillar, Inc.                        3,484,747
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 2.8%
      23,915 Chevron Corp.                            3,462,414
                                               ----------------
             PHARMACEUTICALS -- 7.1%
      24,310 Johnson & Johnson                        4,315,268
      48,115 Merck & Co., Inc.                        4,386,645
                                               ----------------
                                                      8,701,913
                                               ----------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.3%
     107,062 Intel Corp.                              4,005,189
                                               ----------------
             SOFTWARE -- 6.7%
      16,580 Microsoft Corp.                          4,258,242
      23,506 Salesforce, Inc. (a)                     3,879,430
                                               ----------------
                                                      8,137,672
                                               ----------------
             SPECIALTY RETAIL -- 3.2%
      14,502 Home Depot (The), Inc.                   3,977,464
                                               ----------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 3.4%
      30,589 Apple, Inc.                              4,182,128
                                               ----------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 3.1%
      36,561 NIKE, Inc., Class B                      3,736,534
                                               ----------------
             TOTAL INVESTMENTS -- 99.9%             122,206,002
             (Cost $134,667,178)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                      65,060
                                               ----------------
             NET ASSETS -- 100.0%              $    122,271,062
                                               ================

(a)   Non-income producing security.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                        TOTAL           LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      6/30/2022          PRICES            INPUTS            INPUTS
                                                   ---------------------------------------------------------------------
Common Stocks*..................................   $   122,206,002  $    122,206,002  $             --  $             --
                                                   =====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 23


FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             AIR FREIGHT & LOGISTICS -- 1.2%
      23,016 Expeditors International of
                Washington, Inc.               $      2,243,139
      11,140 United Parcel Service, Inc.,
                Class B                               2,033,496
                                               ----------------
                                                      4,276,635
                                               ----------------
             AUTOMOBILES -- 0.5%
      53,954 General Motors Co. (a)                   1,713,579
                                               ----------------
             BANKS -- 1.0%
       5,215 Bank of America Corp.                      162,343
      39,047 Citigroup, Inc.                          1,795,771
      32,211 Citizens Financial Group, Inc.           1,149,611
       2,895 Signature Bank                             518,813
                                               ----------------
                                                      3,626,538
                                               ----------------
             BEVERAGES -- 0.9%
      16,786 Coca-Cola (The) Co.                      1,056,007
       8,682 Constellation Brands, Inc.,
                Class A                               2,023,427
                                               ----------------
                                                      3,079,434
                                               ----------------
             BIOTECHNOLOGY -- 3.4%
      38,897 AbbVie, Inc.                             5,957,464
       7,498 Amgen, Inc.                              1,824,263
      35,939 Gilead Sciences, Inc.                    2,221,390
       7,296 Horizon Therapeutics PLC (a)               581,929
       5,688 Moderna, Inc. (a)                          812,531
       1,498 Regeneron Pharmaceuticals,
                Inc. (a)                                885,513
                                               ----------------
                                                     12,283,090
                                               ----------------
             CAPITAL MARKETS -- 5.8%
      42,595 Bank of New York Mellon (The)
                Corp.                                 1,776,637
       1,396 BlackRock, Inc.                            850,220
       8,145 Blackstone, Inc.                           743,068
      87,930 Carlyle Group (The), Inc.                2,783,864
       6,487 FactSet Research Systems, Inc.           2,494,706
      65,060 Franklin Resources, Inc.                 1,516,549
      37,088 Intercontinental Exchange, Inc.          3,487,756
      10,298 LPL Financial Holdings, Inc.             1,899,775
       7,260 Moody's Corp.                            1,974,502
       9,732 Nasdaq, Inc.                             1,484,519
      16,062 T. Rowe Price Group, Inc.                1,824,804
                                               ----------------
                                                     20,836,400
                                               ----------------
             CHEMICALS -- 4.0%
      61,594 CF Industries Holdings, Inc.             5,280,454
      28,278 Dow, Inc.                                1,459,428
      18,494 LyondellBasell Industries N.V.,
                Class A                               1,617,485
     126,936 Mosaic (The) Co.                         5,995,187
                                               ----------------
                                                     14,352,554
                                               ----------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.1%
       1,452 Cintas Corp.                               542,366
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             CONSTRUCTION & ENGINEERING
                -- 0.6%
      18,579 Quanta Services, Inc.             $      2,328,692
                                               ----------------
             CONSUMER FINANCE -- 1.3%
      48,310 Ally Financial, Inc.                     1,618,868
      16,841 Capital One Financial Corp.              1,754,664
      44,815 Synchrony Financial                      1,237,790
                                               ----------------
                                                      4,611,322
                                               ----------------
             CONTAINERS & PACKAGING -- 0.4%
      31,569 International Paper Co.                  1,320,531
                                               ----------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.4%
       5,039 Berkshire Hathaway, Inc.,
                Class B (a)                           1,375,748
                                               ----------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.7%
     118,801 AT&T, Inc.                               2,490,069
                                               ----------------
             ELECTRIC UTILITIES -- 6.1%
      32,825 Alliant Energy Corp.                     1,923,873
      20,725 Duke Energy Corp.                        2,221,927
      28,089 Edison International                     1,776,348
      15,244 Entergy Corp.                            1,717,084
      70,376 Evergy, Inc.                             4,592,034
      22,044 Eversource Energy                        1,862,057
      79,070 Exelon Corp.                             3,583,453
      45,241 FirstEnergy Corp.                        1,736,802
       5,134 NextEra Energy, Inc.                       397,680
      75,901 PPL Corp.                                2,059,194
                                               ----------------
                                                     21,870,452
                                               ----------------
             ELECTRICAL EQUIPMENT -- 0.4%
      13,860 AMETEK, Inc.                             1,523,075
                                               ----------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.3%
       2,230 Amphenol Corp., Class A                    143,568
       6,452 Keysight Technologies, Inc. (a)            889,408
                                               ----------------
                                                      1,032,976
                                               ----------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 6.6%
       9,109 Alexandria Real Estate Equities,
                Inc.                                  1,321,078
       7,549 AvalonBay Communities, Inc.              1,466,393
      10,589 Camden Property Trust                    1,424,009
      34,086 Duke Realty Corp.                        1,873,026
      19,684 Equity Residential                       1,421,579
      18,085 Extra Space Storage, Inc.                3,076,620
      55,185 Healthpeak Properties, Inc.              1,429,843
      13,310 Mid-America Apartment
                Communities, Inc.                     2,324,858
      10,878 Prologis, Inc.                           1,279,797
       7,429 Public Storage                           2,322,826
      30,850 Realty Income Corp.                      2,105,821
      30,685 UDR, Inc.                                1,412,737
      28,826 WP Carey, Inc.                           2,388,522
                                               ----------------
                                                     23,847,109
                                               ----------------

Page 24                 See Notes to Financial Statements


FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             FOOD & STAPLES RETAILING -- 2.4%
       7,035 Costco Wholesale Corp.            $      3,371,735
      24,577 Kroger (The) Co.                         1,163,229
      57,157 Walgreens Boots Alliance, Inc.           2,166,250
      14,958 Walmart, Inc.                            1,818,594
                                               ----------------
                                                      8,519,808
                                               ----------------
             FOOD PRODUCTS -- 2.6%
      32,221 Archer-Daniels-Midland Co.               2,500,349
      23,168 Bunge Ltd.                               2,101,106
       4,861 Hershey (The) Co.                        1,045,893
      43,686 Kraft Heinz (The) Co.                    1,666,184
      23,918 Tyson Foods, Inc., Class A               2,058,383
                                               ----------------
                                                      9,371,915
                                               ----------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 2.5%
      20,282 Abbott Laboratories                      2,203,639
       6,892 Becton, Dickinson and Co.                1,699,085
      24,172 Edwards Lifesciences Corp. (a)           2,298,515
       1,901 IDEXX Laboratories, Inc. (a)               666,738
      16,160 Medtronic PLC                            1,450,360
       2,634 STERIS PLC                                 542,999
                                               ----------------
                                                      8,861,336
                                               ----------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 4.5%
      12,517 AmerisourceBergen Corp.                  1,770,905
      23,176 Cardinal Health, Inc.                    1,211,410
      20,032 Centene Corp. (a)                        1,694,908
       8,579 Cigna Corp.                              2,260,738
      32,242 CVS Health Corp.                         2,987,544
       2,168 Elevance Health, Inc.                    1,046,233
       6,158 McKesson Corp.                           2,008,801
      11,906 Quest Diagnostics, Inc.                  1,583,260
       3,446 UnitedHealth Group, Inc.                 1,769,969
                                               ----------------
                                                     16,333,768
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 0.2%
      11,748 Starbucks Corp.                            897,430
                                               ----------------
             HOUSEHOLD DURABLES -- 1.0%
      24,395 D.R. Horton, Inc.                        1,614,705
      28,511 Lennar Corp., Class A                    2,012,021
                                               ----------------
                                                      3,626,726
                                               ----------------
             HOUSEHOLD PRODUCTS -- 0.6%
      13,898 Colgate-Palmolive Co.                    1,113,786
       6,770 Procter & Gamble (The) Co.                 973,458
                                               ----------------
                                                      2,087,244
                                               ----------------
             INSURANCE -- 11.4%
      27,397 Aflac, Inc.                              1,515,876
      17,731 Allstate (The) Corp.                     2,247,050
      53,005 American International Group,
                Inc.                                  2,710,146
       5,033 Aon PLC, Class A                         1,357,299
      35,395 Arch Capital Group Ltd. (a)              1,610,119
      39,407 Brown & Brown, Inc.                      2,299,004
      11,662 Chubb Ltd.                               2,292,516

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             INSURANCE (CONTINUED)
      45,219 Cincinnati Financial Corp.        $      5,380,157
      27,523 Hartford Financial Services Group
                (The), Inc.                           1,800,830
      35,019 Loews Corp.                              2,075,226
       2,195 Markel Corp. (a)                         2,838,684
      24,948 Marsh & McLennan Cos., Inc.              3,873,177
      40,236 MetLife, Inc.                            2,526,419
      25,741 Principal Financial Group, Inc.          1,719,241
      30,274 Prudential Financial, Inc.               2,896,616
       9,811 Travelers (The) Cos., Inc.               1,659,334
      30,939 W.R. Berkley Corp.                       2,111,896
                                               ----------------
                                                     40,913,590
                                               ----------------
             INTERACTIVE MEDIA & SERVICES
                -- 0.7%
       1,193 Alphabet, Inc., Class A (a)              2,599,857
                                               ----------------
             IT SERVICES -- 2.5%
       7,342 Accenture PLC, Class A                   2,038,506
       3,461 Gartner, Inc. (a)                          836,973
      14,209 International Business Machines
                Corp.                                 2,006,169
       6,839 Mastercard, Inc., Class A                2,157,568
      18,707 Paychex, Inc.                            2,130,166
                                               ----------------
                                                      9,169,382
                                               ----------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 2.7%
       3,122 Bio-Rad Laboratories, Inc.,
                Class A (a)                           1,545,390
       4,639 Danaher Corp.                            1,176,079
      10,651 IQVIA Holdings, Inc. (a)                 2,311,160
       2,978 Mettler-Toledo International,
                Inc. (a)                              3,421,037
       4,621 PerkinElmer, Inc.                          657,199
         838 Thermo Fisher Scientific, Inc.             455,269
                                               ----------------
                                                      9,566,134
                                               ----------------
             MACHINERY -- 1.6%
       4,090 Deere & Co.                              1,224,832
       6,505 Dover Corp.                                789,187
      20,461 Illinois Tool Works, Inc.                3,729,017
                                               ----------------
                                                      5,743,036
                                               ----------------
             MEDIA -- 1.0%
      36,681 Comcast Corp., Class A                   1,439,362
      82,911 Paramount Global, Class B                2,046,244
                                               ----------------
                                                      3,485,606
                                               ----------------
             METALS & MINING -- 1.3%
      59,734 Freeport-McMoRan, Inc.                   1,747,817
      28,222 Nucor Corp.                              2,946,659
                                               ----------------
                                                      4,694,476
                                               ----------------
             MULTI-UTILITIES -- 4.0%
      23,760 Ameren Corp.                             2,146,954
      66,153 CenterPoint Energy, Inc.                 1,956,806
      31,077 CMS Energy Corp.                         2,097,697
      22,326 Consolidated Edison, Inc.                2,123,203

                        See Notes to Financial Statements                Page 25


FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MULTI-UTILITIES (CONTINUED)
      24,481 Dominion Energy, Inc.             $      1,953,829
      12,230 Sempra Energy                            1,837,802
      21,443 WEC Energy Group, Inc.                   2,158,023
                                               ----------------
                                                     14,274,314
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 12.9%
      29,965 Cheniere Energy, Inc.                    3,986,244
      41,981 ConocoPhillips                           3,770,314
     110,504 Devon Energy Corp.                       6,089,875
      26,620 Diamondback Energy, Inc.                 3,225,013
      27,131 EOG Resources, Inc.                      2,996,348
      17,293 Exxon Mobil Corp.                        1,480,973
     244,332 Marathon Oil Corp.                       5,492,583
      52,657 Marathon Petroleum Corp.                 4,328,932
     117,678 Occidental Petroleum Corp.               6,928,881
      25,499 ONEOK, Inc.                              1,415,194
      21,957 Phillips 66                              1,800,254
      13,332 Pioneer Natural Resources Co.            2,974,103
      18,966 Valero Energy Corp.                      2,015,706
                                               ----------------
                                                     46,504,420
                                               ----------------
             PERSONAL PRODUCTS -- 1.0%
      14,812 Estee Lauder (The) Cos., Inc.,
                Class A                               3,772,172
                                               ----------------
             PHARMACEUTICALS -- 1.6%
      30,524 Bristol-Myers Squibb Co.                 2,350,348
       7,076 Eli Lilly & Co.                          2,294,251
      19,471 Pfizer, Inc.                             1,020,865
                                               ----------------
                                                      5,665,464
                                               ----------------
             ROAD & RAIL -- 0.2%
       2,773 Old Dominion Freight Line, Inc.            710,664
                                               ----------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.2%
       2,787 KLA Corp.                                  889,276
       3,156 Monolithic Power Systems, Inc.           1,212,030
      42,184 ON Semiconductor Corp. (a)               2,122,277
                                               ----------------
                                                      4,223,583
                                               ----------------
             SOFTWARE -- 2.3%
      32,248 Fortinet, Inc. (a)                       1,824,592
       5,584 Microsoft Corp.                          1,434,139
       5,740 Palo Alto Networks, Inc. (a)             2,835,215
       3,906 Roper Technologies, Inc.                 1,541,503
       2,640 Synopsys, Inc. (a)                         801,768
                                               ----------------
                                                      8,437,217
                                               ----------------
             SPECIALTY RETAIL -- 2.8%
      15,528 Best Buy Co., Inc.                       1,012,270
       7,559 Home Depot (The), Inc.                   2,073,207
       4,664 Lowe's Cos., Inc.                          814,661
       7,743 O'Reilly Automotive, Inc. (a)            4,891,718
       5,733 Tractor Supply Co.                       1,111,342
                                               ----------------
                                                      9,903,198
                                               ----------------

SHARES       DESCRIPTION                            VALUE
---------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 2.8%
      32,786 Apple, Inc.                       $      4,482,502
      30,540 Dell Technologies, Inc., Class C         1,411,253
     161,555 Hewlett Packard Enterprise Co.           2,142,219
      41,496 Western Digital Corp. (a)                1,860,266
                                               ----------------
                                                      9,896,240
                                               ----------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 0.9%
      31,021 NIKE, Inc., Class B                      3,170,346
                                               ----------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.9%
      32,774 Fastenal Co.                             1,636,078
       1,817 United Rentals, Inc. (a)                   441,368
       2,208 W.W. Grainger, Inc.                      1,003,381
                                               ----------------
                                                      3,080,827
                                               ----------------
             WATER UTILITIES -- 0.5%
      11,074 American Water Works Co., Inc.           1,647,479
                                               ----------------
             TOTAL COMMON STOCKS
                -- 99.8%                            358,266,802
             (Cost $397,888,547)               ----------------

             MONEY MARKET FUNDS -- 0.1%
     481,284 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.34% (b)                       481,284
             (Cost $481,284)                   ----------------

             TOTAL INVESTMENTS -- 99.9%             358,748,086
             (Cost $398,369,831)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                     210,393
                                               ----------------
             NET ASSETS -- 100.0%              $    358,958,479
                                               ================

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of June 30, 2022.

Page 26                 See Notes to Financial Statements


FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                        TOTAL           LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      6/30/2022          PRICES            INPUTS            INPUTS
                                                   ---------------------------------------------------------------------
Common Stocks*..................................   $   358,266,802  $    358,266,802  $             --  $             --
Money Market Funds..............................           481,284           481,284                --                --
                                                   ---------------------------------------------------------------------
Total Investments...............................   $   358,748,086  $    358,748,086  $             --  $             --
                                                   =====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 27


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2022 (UNAUDITED)


                                                       FIRST TRUST       FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                         DIVIDEND       DORSEY WRIGHT         DOW 30          LUNT U.S.
                                                         STRENGTH     PEOPLE'S PORTFOLIO   EQUAL WEIGHT    FACTOR ROTATION
                                                           ETF               ETF               ETF               ETF
                                                          (FTDS)            (DWPP)            (EDOW)            (FCTR)
                                                     ----------------  ----------------  ----------------  ----------------

ASSETS:
Investments, at value.............................    $   16,331,287    $    8,326,870    $  122,206,002    $  358,748,086
Cash..............................................             2,436             2,984            19,977                --
Receivables:
   Dividends......................................            35,082             6,509            96,799           420,600
   Investment securities sold.....................                --                --                --         2,731,285
Prepaid expenses..................................             3,893                --                --                --
                                                      --------------    --------------    --------------    --------------
   Total Assets...................................        16,372,698         8,336,363       122,322,778       361,899,971
                                                      --------------    --------------    --------------    --------------
LIABILITIES:
Payables:
   Audit and tax fees.............................            20,702                --                --                --
   Capital shares redeemed........................                --                --                --         2,734,243
   Investment advisory fees.......................             7,321             4,248            51,716           207,249
   Licensing fees.................................               315                --                --                --
   Shareholder reporting fees.....................             1,860                --                --                --
Other liabilities.................................            18,070                --                --                --
                                                      --------------    --------------    --------------    --------------
   Total Liabilities..............................            48,268             4,248            51,716         2,941,492
                                                      --------------    --------------    --------------    --------------
NET ASSETS........................................    $   16,324,430    $    8,332,115    $  122,271,062    $  358,958,479
                                                      ==============    ==============    ==============    ==============
NET ASSETS CONSIST OF:
Paid-in capital...................................    $   20,145,339    $   18,334,749    $  135,595,318    $  530,782,886
Par value.........................................             4,000             3,000            44,978           132,000
Accumulated distributable earnings (loss).........        (3,824,909)      (10,005,634)      (13,369,234)     (171,956,407)
                                                      --------------    --------------    --------------    --------------
NET ASSETS........................................    $   16,324,430    $    8,332,115    $  122,271,062    $  358,958,479
                                                      ==============    ==============    ==============    ==============
NET ASSET VALUE, per share........................    $        40.81    $        27.77    $        27.18    $        27.19
                                                      ==============    ==============    ==============    ==============
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)..           400,002           300,002         4,497,756        13,200,002
                                                      ==============    ==============    ==============    ==============
Investments, at cost..............................    $   18,417,560    $    8,120,168    $  134,667,178    $  398,369,831
                                                      ==============    ==============    ==============    ==============
Securities on loan, at value......................    $           --    $           --    $           --    $           --
                                                      ==============    ==============    ==============    ==============


Page 28                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)


                                                       FIRST TRUST       FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                         DIVIDEND       DORSEY WRIGHT         DOW 30          LUNT U.S.
                                                         STRENGTH     PEOPLE'S PORTFOLIO   EQUAL WEIGHT    FACTOR ROTATION
                                                           ETF               ETF               ETF               ETF
                                                          (FTDS)            (DWPP)            (EDOW)            (FCTR)
                                                     ----------------  ----------------  ----------------  ----------------

INVESTMENT INCOME:
Dividends.........................................    $      253,080    $       82,041    $    1,610,751    $    4,592,759
Securities lending income (net of fees)...........               248                --                --                --
Foreign withholding tax...........................              (303)              (17)               --            (1,218)
                                                      --------------    --------------    --------------    --------------
   Total investment income........................           253,025            82,024         1,610,751         4,591,541
                                                      --------------    --------------    --------------    --------------
EXPENSES:
Investment advisory fees..........................            52,110            32,134 (a)       336,452 (a)     1,607,533 (a)
Custodian fees....................................            10,334                --                --                --
Audit and tax fees................................            14,773                --                --                --
Accounting and administration fees................             8,800                --                --                --
Licensing fees....................................             4,645                --                --                --
Shareholder reporting fees........................             6,727                --                --                --
Trustees' fees and expenses.......................             3,430                --                --                --
Listing fees......................................             2,997                --                --                --
Transfer agent fees...............................               521                --                --                --
Legal fees........................................               181                --                --                --
Other expenses....................................             1,902                --                --                --
                                                      --------------    --------------    --------------    --------------
   Total expenses.................................           106,420            32,134           336,452         1,607,533
   Less fees waived and expenses reimbursed by the
      investment advisor..........................           (33,609)               --                --                --
                                                      --------------    --------------    --------------    --------------
   Net expenses...................................            72,811            32,134           336,452         1,607,533
                                                      --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)......................           180,214            49,890         1,274,299         2,984,008
                                                      --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments....................................           480,673           (62,187)       (1,003,691)      (98,217,608)
   In-kind redemptions............................           917,839           197,961         5,185,547        11,196,020
                                                      --------------    --------------    --------------    --------------
Net realized gain (loss)..........................         1,398,512           135,774         4,181,856       (87,021,588)
                                                      --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation)
   on investments.................................        (5,564,933)       (2,775,791)      (25,033,902)      (58,544,052)
                                                      --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)....................................        (4,166,421)       (2,640,017)      (20,852,046)     (145,565,640)
                                                      --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................    $   (3,986,207)   $   (2,590,127)   $  (19,577,747)   $ (142,581,632)
                                                      ==============    ==============    ==============    ==============


(a)   Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial
      Statements).

                        See Notes to Financial Statements                Page 29


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        FIRST TRUST                         FIRST TRUST
                                                                         DIVIDEND                          DORSEY WRIGHT
                                                                         STRENGTH                            PEOPLE'S
                                                                            ETF                            PORTFOLIO ETF
                                                                          (FTDS)                              (DWPP)
                                                              -------------------------------     -------------------------------
                                                                Six Months                          Six Months
                                                                  Ended                               Ended
                                                                6/30/2022        Year Ended         6/30/2022        Year Ended
                                                               (Unaudited)       12/31/2021        (Unaudited)       12/31/2021
                                                              --------------   --------------     --------------   --------------

OPERATIONS:
Net investment income (loss)............................      $      180,214   $      176,263     $       49,890   $       85,431
Net realized gain (loss)................................           1,398,512        4,384,304            135,774          678,067
Net change in unrealized appreciation (depreciation)....          (5,564,933)        (272,120)        (2,775,791)       1,815,679
                                                              --------------   --------------     --------------   --------------
Net increase (decrease) in net assets resulting
   from operations......................................          (3,986,207)       4,288,447         (2,590,127)       2,579,177
                                                              --------------   --------------     --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................            (157,125)        (162,991)           (47,245)         (81,660)
                                                              --------------   --------------     --------------   --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................                  --       18,455,594                 --        1,693,588
Cost of shares redeemed.................................          (4,755,506)     (13,606,364)        (1,445,822)      (3,150,430)
                                                              --------------   --------------     --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................          (4,755,506)       4,849,230         (1,445,822)      (1,456,842)
                                                              --------------   --------------     --------------   --------------
Total increase (decrease) in net assets.................          (8,898,838)       8,974,686         (4,083,194)       1,040,675

NET ASSETS:
Beginning of period.....................................          25,223,268       16,248,582         12,415,309       11,374,634
                                                              --------------   --------------     --------------   --------------
End of period...........................................      $   16,324,430   $   25,223,268     $    8,332,115   $   12,415,309
                                                              ==============   ==============     ==============   ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................             500,002          400,002            350,002          400,002
Shares sold.............................................                  --          400,000                 --           50,000
Shares redeemed.........................................            (100,000)        (300,000)           (50,000)        (100,000)
                                                              --------------   --------------     --------------   --------------
Shares outstanding, end of period.......................             400,002          500,002            300,002          350,002
                                                              ==============   ==============     ==============   ==============


Page 30                 See Notes to Financial Statements



          FIRST TRUST                         FIRST TRUST
            DOW 30                             LUNT U.S.
         EQUAL WEIGHT                       FACTOR ROTATION
              ETF                                 ETF
            (EDOW)                              (FCTR)
-------------------------------     -------------------------------
  Six Months                          Six Months
    Ended                               Ended
  6/30/2022        Year Ended         6/30/2022        Year Ended
 (Unaudited)       12/31/2021        (Unaudited)       12/31/2021
--------------   --------------     --------------   --------------

$    1,274,299   $    1,722,405     $    2,984,008   $    1,848,939
     4,181,856        4,385,378        (87,021,588)      32,626,101
   (25,033,902)       8,652,152        (58,544,052)       2,900,642
--------------   --------------     --------------   --------------

   (19,577,747)      14,759,935       (142,581,632)      37,375,682
--------------   --------------     --------------   --------------

    (1,204,623)      (1,719,752)        (2,595,250)      (1,580,945)
--------------   --------------     --------------   --------------

    32,467,164       75,916,321        189,163,988    1,095,761,531
   (27,455,970)     (22,908,579)      (348,033,819)    (599,707,580)
--------------   --------------     --------------   --------------

     5,011,194       53,007,742       (158,869,831)     496,053,951
--------------   --------------     --------------   --------------
   (15,771,176)      66,047,925       (304,046,713)     531,848,688

   138,042,238       71,994,313        663,005,192      131,156,504
--------------   --------------     --------------   --------------
$  122,271,062   $  138,042,238     $  358,958,479   $  663,005,192
==============   ==============     ==============   ==============

     4,347,756        2,647,756         18,650,002        4,450,002
     1,050,000        2,500,000          5,750,000       31,600,000
      (900,000)        (800,000)       (11,200,000)     (17,400,000)
--------------   --------------     --------------   --------------
     4,497,756        4,347,756         13,200,002       18,650,002
==============   ==============     ==============   ==============


                        See Notes to Financial Statements                Page 31


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DIVIDEND STRENGTH ETF (FTDS)

                                             SIX MONTHS
                                               ENDED                             YEAR ENDED DECEMBER 31,
                                             6/30/2022     --------------------------------------------------------------------
                                            (UNAUDITED)        2021          2020          2019          2018          2017
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period         $    50.45     $    40.62    $    36.20    $    29.22    $    32.85    $    27.74
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.44           0.39          0.35          0.40          0.34          0.25
Net realized and unrealized gain (loss)           (9.71)          9.80          4.47          6.99         (3.64)         5.12
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                  (9.27)         10.19          4.82          7.39         (3.30)         5.37
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.37)         (0.36)        (0.40)        (0.41)        (0.33)        (0.26)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    40.81     $    50.45    $    40.62    $    36.20    $    29.22    $    32.85
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                 (18.39)%        25.12%        13.65%        25.36%       (10.13)%       19.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $   16,324     $   25,223    $   16,249    $   18,100    $   13,151    $   14,783
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          1.02% (b)      1.08%         1.16%         1.02%         1.57%         1.69%
Ratio of net expenses to average net
   assets                                          0.70% (b)      0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.73% (b)      0.84%         1.04%         1.20%         1.03%         0.88%
Portfolio turnover rate (c)                         143% (d)        98%          125%          119%          110%          112%

FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

                                             SIX MONTHS
                                               ENDED                             YEAR ENDED DECEMBER 31,
                                             6/30/2022     --------------------------------------------------------------------
                                            (UNAUDITED)        2021          2020          2019          2018          2017
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period         $    35.47     $    28.44    $    33.42    $    25.96    $    28.64    $    23.80
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.16           0.25          0.11          0.37          0.33          0.30
Net realized and unrealized gain (loss)           (7.71)          7.02         (4.94)         7.45         (2.67)         4.84
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                  (7.55)          7.27         (4.83)         7.82         (2.34)         5.14
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.15)         (0.24)        (0.15)        (0.36)        (0.34)        (0.30)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    27.77     $    35.47    $    28.44    $    33.42    $    25.96    $    28.64
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                 (21.33)%        25.71%       (14.42)%       30.24%        (8.26)%       21.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $    8,332     $   12,415    $   11,375    $   63,507    $   35,042    $   30,072
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.60% (b)      0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of net expenses to average net
   assets                                          0.60% (b)      0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss) to
   average net assets                              0.93% (b)      0.77%         0.69%         1.28%         1.19%         1.29%
Portfolio turnover rate (c)                           3%             7%          114%           30%           32%           30% (e)


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns for First Trust Dividend Strength
      ETF would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   The variation in the portfolio turnover rate is due to the change in the
      Fund's underlying index effective April 29, 2022, which resulted in a complete rebalance of the Fund's portfolio.

(e)   The variation in the portfolio turnover rate is due to the change in the
      Fund's underlying index effective August 18, 2017, which resulted in a complete rebalance of the Fund's portfolio.

Page 32                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW)

                                             SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                             6/30/2022     ------------------------------------------------------  PERIOD ENDED
                                            (UNAUDITED)        2021          2020          2019          2018     12/31/2017 (a)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period         $    31.75     $    27.19    $    26.11    $    21.43    $    22.00    $    19.97
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.29           0.48          0.50          0.47          0.40          0.17
Net realized and unrealized gain (loss)           (4.59)          4.56          1.08          4.70         (0.58)         2.03
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                  (4.30)          5.04          1.58          5.17         (0.18)         2.20
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.27)         (0.48)        (0.50)        (0.49)        (0.39)        (0.17)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    27.18     $    31.75    $    27.19    $    26.11    $    21.43    $    22.00
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (b)                                 (13.61)%         18.63%        6.41%        24.27%        (0.88)%       11.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  122,271     $  138,042    $   71,994    $   43,077    $   12,859    $    2,200
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.50% (c)      0.50%         0.50%         0.50%         0.50%         0.50% (c)
Ratio of net expenses to average net
   assets                                          0.50% (c)      0.50%         0.50%         0.50%         0.50%         0.50% (c)
Ratio of net investment income (loss) to
   average net assets                              1.89% (c)      1.70%         2.11%         1.99%         2.33%         1.99% (c)
Portfolio turnover rate (d)                           9%            14%           31%           13%           16%           20%

FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

                                             SIX MONTHS
                                               ENDED               YEAR ENDED DECEMBER 31,
                                             6/30/2022     ----------------------------------------  PERIOD ENDED
                                            (UNAUDITED)        2021          2020          2019     12/31/2018 (a)
                                            ------------   ------------  ------------  ------------  ------------
Net asset value, beginning of period         $    35.55     $    29.47    $    22.80    $    17.67    $    20.23
                                             ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.22           0.17          0.12          0.23          0.12
Net realized and unrealized gain (loss)           (8.40)          6.07          6.68          5.12         (2.56)
                                             ----------     ----------    ----------    ----------    ----------
Total from investment operations                  (8.18)          6.24          6.80          5.35         (2.44)
                                             ----------     ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.18)         (0.16)        (0.13)        (0.22)        (0.12)
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, end of period               $    27.19     $    35.55    $    29.47    $    22.80    $    17.67
                                             ==========     ==========    ==========    ==========    ==========
TOTAL RETURN (b)                                 (23.06)%        21.22%        30.02%        30.35%       (12.09)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  358,958     $  663,005    $  131,157    $   62,696    $   28,269
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.65% (c)      0.65%         0.65%         0.65%         0.65% (c)
Ratio of net expenses to average net
   assets                                          0.65% (c)      0.65%         0.65%         0.65%         0.65% (c)
Ratio of net investment income (loss) to
   average net assets                              1.21% (c)      0.52%         0.42%         1.17%         1.48% (c)
Portfolio turnover rate (d)                         217%           307%          460%          246%          183%


(a)   Inception dates for EDOW and FCTR are August 8, 2017 and July 25, 2018,
      respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 33


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8,
2003, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-two exchange-traded funds. This report covers the four funds (each a "Fund" and collectively, the "Funds") listed below:

        First Trust Dividend Strength ETF - (The Nasdaq Stock Market LLC
           ("Nasdaq") ticker "FTDS")(1)
        First Trust Dorsey Wright People's Portfolio ETF - (Nasdaq ticker
           "DWPP")
        First Trust Dow 30 Equal Weight ETF - (NYSE Arca, Inc. ("NYSE Arca")
           ticker "EDOW")
        First Trust Lunt U.S. Factor Rotation ETF - (Cboe BZX Exchange, Inc.
           ("Cboe BZX") ticker "FCTR")

(1)   Effective on April 29, 2022, First Trust Total US Market AlphaDEX(R) ETF
      (Nasdaq ticker "TUSA") changed its name and ticker to First Trust Dividend
      Strength ETF (Nasdaq ticker "FTDS").

Each Fund represents a separate series of beneficial interest in the Trust.
Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                            INDEX
First Trust Dividend Strength ETF                               The Dividend Strength Index(2)
First Trust Dorsey Wright People's Portfolio ETF                Nasdaq Dorsey Wright People's Portfolio Index(TM)
First Trust Dow 30 Equal Weight ETF                             Dow Jones Industrial Average(R) Equal Weight Index
First Trust Lunt U.S. Factor Rotation ETF                       Lunt Capital Large Cap Factor Rotation Index


(2)   Prior to April 29, 2022, the index was Nasdaq AlphaDEX(R) Total US Market
      Index.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2022, is included with each Fund's Portfolio of Investments.

                                                                         Page 35


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A
Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities.
Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral.
The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2022, none of the
Funds had securities in the securities lending program. During the six month period ended June 30, 2022, only FTDS participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the
U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2022 were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of June 30, 2022.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2021 was as follows:


                                                                                            Distributions        Distributions
                                                                     Distributions paid          paid                paid
                                                                       from Ordinary         from Capital         from Return
                                                                           Income               Gains             of Capital
                                                                     ------------------    ----------------    -----------------
First Trust Dividend Strength ETF                                      $      162,991        $         --        $          --
First Trust Dorsey Wright People's Portfolio ETF                               81,660                  --                   --
First Trust Dow 30 Equal Weight ETF                                         1,719,752                  --                   --
First Trust Lunt U.S. Factor Rotation ETF                                   1,580,945                  --                   --


As of December 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                             Accumulated
                                                                       Undistributed         Capital and        Net Unrealized
                                                                          Ordinary              Other            Appreciation
                                                                           Income            Gain (Loss)        (Depreciation)
                                                                     ------------------    ----------------    -----------------
First Trust Dividend Strength ETF                                      $       15,478        $ (3,066,140)       $   3,369,085
First Trust Dorsey Wright People's Portfolio ETF                                3,829         (10,350,687)           2,978,596
First Trust Dow 30 Equal Weight ETF                                             2,653          (4,087,639)          11,498,122
First Trust Lunt U.S. Factor Rotation ETF                                     268,020         (32,651,496)           5,603,951


                                                                         Page 37


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2018,
2019, 2020, and 2021 remain open to federal and state audit. As of June 30,
2022, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                                        Non-Expiring
                                                                        Capital Loss
                                                                        Carryforward
                                                                     ------------------
First Trust Dividend Strength ETF                                      $    3,066,140
First Trust Dorsey Wright People's Portfolio ETF                           10,350,687
First Trust Dow 30 Equal Weight ETF*                                        4,087,639
First Trust Lunt U.S. Factor Rotation ETF                                  32,651,496


*     $3,196,583 of First Trust Dow 30 Equal Weight ETF's non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $212,620 per year.

During the taxable year ended December 31, 2021, the following Funds utilized non-expiring capital loss carryforwards in the following amounts:


                                                                        Capital Loss
                                                                        Carryforward
                                                                          Utilized
                                                                     ------------------
First Trust Dividend Strength ETF                                      $      147,994
First Trust Dorsey Wright People's Portfolio ETF                               75,189
First Trust Dow 30 Equal Weight ETF                                            73,031


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2021, the Funds had no net late year ordinary or capital losses.

As of June 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                           Gross                 Gross              Net Unrealized
                                                                         Unrealized            Unrealized            Appreciation
                                                    Tax Cost            Appreciation         (Depreciation)         (Depreciation)
                                                ------------------    ------------------    ------------------    ------------------
First Trust Dividend Strength ETF                $     18,417,560      $         39,923      $     (2,126,196)     $     (2,086,273)
First Trust Dorsey Wright People's Portfolio ETF        8,120,168             1,008,164              (801,462)              206,702
First Trust Dow 30 Equal Weight ETF                   134,667,178             4,649,792           (17,110,968)          (12,461,176)
First Trust Lunt U.S. Factor Rotation ETF             398,369,831             3,879,498           (43,501,243)          (39,621,745)



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

H. EXPENSES

Expenses that are directly related to First Trust Dividend Strength ETF are charged directly to the Fund. Expenses for First Trust Dorsey Wright People's
Portfolio ETF, First Trust Dow 30 Equal Weight ETF, and First Trust Lunt U.S.
Factor Rotation ETF (the "Unitary Fee Funds"), other than excluded expenses
(discussed in Note 3), are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following
"Licensors" for the respective Funds:


FUND                                                            LICENSOR
First Trust Dividend Strength ETF                               Nasdaq, Inc.
First Trust Dorsey Wright People's Portfolio ETF                Nasdaq, Inc.
First Trust Dow 30 Equal Weight ETF                             S&P Dow Jones Indices LLC
First Trust Lunt U.S. Factor Rotation ETF                       Lunt Capital Management, Inc.


The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The First Trust Dividend
Strength ETF is required to pay licensing fees, which are shown on the
Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the First Trust Dividend Strength ETF, First Trust is paid an annual management fee of 0.50% of the Fund's average daily net assets. For such Fund, the Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap").
The Expense Cap will be in effect until at least April 30, 2024.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended
June 30, 2022 and fees waived or expenses borne by First Trust subject to recovery from the Fund for the periods indicated were as follows:


                                                                                    Fees Waived and Expenses Borne by
                                                                                     First Trust Subject to Recovery
                                                                      --------------------------------------------------------------
                                          Advisory                    Six Months      Year         Year      Six Months
                                             Fee         Expense        Ended        Ended        Ended        Ended
                                           Waivers    Reimbursement   12/31/2019   12/31/2020   12/31/2021   6/30/2022      Total
                                          ---------   -------------   ----------   ----------   ----------   ----------   ----------
First Trust Dividend
   Strength ETF                           $  33,609   $          --   $       --   $   63,952   $   78,956   $   33,609   $  176,517


For the First Trust Dorsey Wright People's Portfolio ETF, First Trust Dow 30
Equal Weight ETF, and First Trust Lunt U.S. Factor Rotation ETF, First Trust is
paid an annual unitary management fee of 0.60%, 0.50%, and 0.65%, respectively, of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding fee payments under the
Investment Management Agreement, distribution and service fees pursuant to a
Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. Pursuant to a contractual agreement between the Trust, on behalf of DWPP, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by DWPP so that the
Fund would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement

                                                                         Page 39


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

shall continue until the earlier of (i) its termination at the direction of the
Trust's Board of Trustees or (ii) upon the termination of the Fund's management agreement with First Trust. First Trust does not have the right to recover the fees waived that are attributable to acquired fund fees and expenses of the shares of investment companies advised by First Trust.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust Dividend Strength ETF                                 $    29,892,953   $    29,888,491
First Trust Dorsey Wright People's Portfolio ETF                          360,950           345,984
First Trust Dow 30 Equal Weight ETF                                    11,972,499        11,904,400
First Trust Lunt U.S. Factor Rotation ETF                           1,086,096,718     1,086,950,176


For the six months ended June 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust Dividend Strength ETF                                 $            --   $     4,725,952
First Trust Dorsey Wright People's Portfolio ETF                               --         1,445,157
First Trust Dow 30 Equal Weight ETF                                    32,354,596        27,357,254
First Trust Lunt U.S. Factor Rotation ETF                             189,559,775       347,887,180


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2024.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 41


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

                                                                         Page 43


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreements (as applicable to a specific Fund, the
"Agreement" and collectively, the "Agreements") with First Trust Advisors L.P.
(the "Advisor") on behalf of the following four series of the Trust (each a
"Fund" and collectively, the "Funds"):

        First Trust Dividend Strength ETF (FTDS)
        First Trust Dorsey Wright People's Portfolio ETF (DWPP)
        First Trust Dow 30 Equal Weight ETF (EDOW)
        First Trust Lunt U.S. Factor Rotation ETF (FCTR)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12-13, 2022. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2022 and June 12-13, 2022, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by FTDS and the unitary fee rates payable by each of
DWPP, EDOW and FCTR (each a "Unitary Fee Fund" and collectively, the "Unitary
Fee Funds") as compared to fees charged to a peer group of funds (the "Expense
Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the
Fund's Expense Group and Expense Universe; performance information for each
Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each
Fund and the potential for the Advisor to realize economies of scale, if any;
profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and
information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2022, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the
Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 12-13, 2022 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the
Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing FTDS's advisory fee and the Unitary Fee Funds' unitary fees.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2022 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreements have been and are expected to remain satisfactory and that the
Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

With respect to FTDS, the Board considered the advisory fee rate payable by FTDS under the Agreement for the services provided. The Board considered that the
Advisor agreed to extend the current expense cap for FTDS through April 30,
2024. The Board noted that expenses reimbursed and fees waived are subject to recovery by the Advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment would be made by the Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in FTDS's
Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because
FTDS's Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.
Based on the information provided, the Board noted that the total (net) expense ratio of FTDS was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to FTDS's Expense Group, the Board, at the
April 18, 2022 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees

                                                                         Page 45


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

charged to other non-ETF clients, the Board considered differences between FTDS and other non-ETF clients that limited their comparability. In considering the advisory fee rate for FTDS overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to FTDS and the other funds in the First Trust Fund Complex.

With respect to each Unitary Fee Fund, the Board considered the unitary fee rate payable by each Fund under the applicable Agreement for the services provided.
The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Unitary Fee Funds' Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Unitary Fee Fund pays a unitary fee, the
Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for each Unitary Fee Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense
Groups for the Unitary Fee Funds, the Board, at the April 18, 2022 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable
ETFs and different business models that may affect the pricing of services among
ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Unitary Fee Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates for the Unitary Fee Funds overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each Unitary Fee Fund and the other funds in the First Trust Fund
Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2021 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. With respect to FTDS, the Board noted that during 2022, it approved changes to the Fund's investment objective and effective April 29, 2022, the Fund changed its name and began tracking The Dividend Strength Index. The Board also noted that during
2015, FTDS changed its underlying index to an index using the AlphaDEX(R) stock selection methodology, and that the performance information included a blend of the two old indexes. With respect to DWPP, the Board noted that during 2017, the
Fund changed its underlying index to the Nasdaq Dorsey Wright People's Portfolio
Index(TM), and that the performance information included a blend of the old and new indexes. Based on the information provided for each Fund and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor's discussion of DWPP's performance at the April 18, 2022 meeting, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees and expenses of FTDS, the unitary fees of the Unitary Fee Funds and the performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for FTDS and the unitary fee for each Unitary Fee Fund continue to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes that its expenses relating to providing advisory services to the Funds will likely increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. For the Unitary Fee Funds, the Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the
Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs
(including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2021 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2022 (UNAUDITED)

from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 47

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

FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund
--------------------------------------------------------------------------------

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)

-------------------------------
      Semi-Annual Report
   For the Six Months Ended
         June 30, 2022
-------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund (the "Trust") described in this report (FT Cboe Vest Gold Strategy Quarterly Buffer ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the FT
Cboe Vest Gold Strategy Quarterly Buffer ETF (the "Fund"), which contains detailed information about the Fund for the six months ended June 30, 2022.

The trillions of dollars of stimulus funneled into the U.S. financial system by the Federal government throughout the bulk of the coronavirus ("COVID-19")
pandemic was effective in bolstering economic activity, as reflected by some impressive gross domestic product ("GDP") statistics. It also fueled inflation.
I will touch on that angle as well. Data from the U.S. Bureau of Economic
Analysis indicates that annualized real GDP growth rates over the four quarters comprising 2021 were 6.3%, 6.7%, 2.3% and 6.9%, respectively. It appears, however, that the upside from those stimulus dollars may be waning. In the first two quarters of 2022, the U.S. economy contracted. Real GDP declined by an annualized 1.6% in the first quarter and declined by an annualized 0.9% in the second quarter. Why the downturn? Well, the lion's share of the stimulus programs for individuals ended in September 2021. The war between Russia and
Ukraine, which commenced in late February 2022, China's COVID-19 shutdown this year and the ongoing supply chain bottlenecks have also provided a drag on the global economy and securities markets, in my opinion. While the standard definition of a recession is two consecutive quarters of negative GDP growth, the official arbiter of declaring recessions in the U.S. belongs to the National
Bureau of Economic Research, and it factors in additional economic indicators in its evaluation process. Even if we were to experience a recession, it does not necessarily mean it will be deep in scope. Currently, the Federal Reserve (the
"Fed") is still hoping to orchestrate a soft landing for the economy, though it admits it will be challenging.

In addition to the recent decline in economic activity, the financial media is paying a good deal of attention to the inverted yield curve in the Treasury market, particularly the spread between the yields on the 2-Year and 10-Year
Treasury Note ("T-Note"). As of July 27, 2022, the closing yield on the 2-Year
T-Note was 3.00%, 21 basis points ("bps") above the 2.79% yield on the 10-Year
T-Note. The current inversion has only been in play in earnest since July 5,
2022. Yields on shorter-maturity bonds should be lower than those further out on the curve. For the 30-year period ended July 27, 2022, the average yield on the
10-Year T-Note was 113 bps higher than the average yield on the 2-Year T-Note.
Historically, such inversions have portended that a recession is likely to arrive in the next 12-24 months. At its meeting on July 27, 2022, the Fed raised the Federal Funds target rate by 75 bps to combat the spike in inflation. The target rate currently sits at 2.50%, marking the upper bound of its 2.25% to
2.50% range. The Fed's next meeting is scheduled for September 20-21, 2022.

In the current climate, the number one goal is to tame inflation. The Fed has made it clear that it is committed to doing so. The Consumer Price Index stood at a trailing 12-month rate of 9.1% in June 2022, its highest level since 1981.
Surging inflation is the number one concern of Americans. It is certainly going to be a hot button issue in the upcoming mid-term elections in November. A recent CNN poll revealed that 75% of Americans consider inflation their top economic concern and only 25% approve of President Joe Biden's efforts to curtail it. This dovetails into another concern: the markets. With respect to returns, on a year-to-date and 12-month basis, all the major domestic and foreign stock and bond indices were sitting in negative territory, based on their respective total returns through June 30, 2022. Sell-offs are a natural part of market cycles. We all know that prices do not go up in a straight line.
As previously noted, the Fed, the economy and the markets are battling some significant headwinds. The good news is we know what they are. Suffice it to say, it will take some time to remedy them. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)

The investment objective of the FT Cboe Vest Gold Strategy Quarterly Buffer ETF
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) Gold Trust (the
"Underlying ETF"), up to a predetermined upside cap of 9.00% (before fees, expenses and taxes) and 8.77% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -15% (before fees, expenses and taxes) over the period from June
1, 2022 to August 31, 2022 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in U.S.
Treasury securities, cash and cash equivalents, and in the shares of a wholly-owned subsidiary (the "Subsidiary") that holds FLexible EXchange(TM)
Options ("FLEX Options") that reference the price performance of the Underlying
ETF. The Fund does not invest directly in FLEX Options on the Underlying ETF.
The Fund gains exposure to these investments exclusively by investing in the
Subsidiary. The Fund will invest up to approximately 25% of its total assets in the Subsidiary.

Subsequent Target Outcome Periods will begin on the day the prior Target Outcome
Period ends and will end on the approximate three-month anniversary of that new
Target Outcome Period. On the first day of each new Target Outcome Period, the
Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target
Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a
Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "BGLD."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                               6 Months    1 Year        TOTAL RETURNS          TOTAL RETURNS
                                                                Ended       Ended     Inception (1/20/21)    Inception (1/20/21)
                                                               6/30/22     6/30/22        to 6/30/22             to 6/30/22
FUND PERFORMANCE
NAV                                                             -3.12%      -4.88%          -5.80%                 -8.25%
Market Price                                                    -2.80%      -4.86%          -5.62%                 -8.00%

INDEX PERFORMANCE
LBMA Gold Price                                                 -0.36%       3.17%          -1.54%                 -2.21%
S&P 500(R) Index - Price Return                                -20.58%     -11.92%          -1.20%                 -1.73%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD) (CONTINUED)


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JANUARY 20, 2021 - JUNE 30, 2022

                FT Cboe Vest
               Gold Strategy                                   S&P 500(R) Index -
            Quarterly Buffer ETF        LBMA Gold Price           Price Return
1/20/21           $10,000                   $10,000                 $10,000
6/30/21             9,645                     9,478                  11,157
12/31/21            9,469                     9,814                  12,374
6/30/22             9,175                     9,779                   9,827


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest Gold Strategy Quarterly Buffer ETF ("BGLD") (the
"Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                                  SUB-ADVISOR

Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Fund. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. Cboe Vest, with principal offices at 1765 Greensboro
Station Pl., 9th Floor, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $7.8 billion under management or committed to management as of
June 30, 2022.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST
HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since 2021.


FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2022 (UNAUDITED)

As a shareholder of FT Cboe Vest Gold Strategy Quarterly Buffer ETF (the
"Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2022      JUNE 30, 2022         PERIOD           PERIOD (a)
------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
Actual                                               $1,000.00           $  968.80            0.90%              $4.39
Hypothetical (5% return before expenses)             $1,000.00           $1,020.33            0.90%              $4.51


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1,
      2022 through June 30, 2022), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED         STATED
    VALUE                                  DESCRIPTION                                  COUPON        MATURITY        VALUE
-------------   ------------------------------------------------------------------   ------------   ------------   ------------
U.S. TREASURY BILLS -- 95.1%
$  13,116,000   U.S. Treasury Bill (a)............................................       (b)          08/25/22     $ 13,086,394
                (Cost $13,095,243)                                                                                 ------------

   SHARES                                                 DESCRIPTION                                                 VALUE
-------------   ------------------------------------------------------------------------------------------------   ------------
MONEY MARKET FUNDS -- 0.6%
       77,234   Dreyfus Government Cash Management Fund, Institutional Shares - 1.35% (c).......................         77,234
                (Cost $77,234)                                                                                     ------------

                TOTAL INVESTMENTS -- 95.7%......................................................................     13,163,628
                (Cost $13,172,477)                                                                                 ------------

  NUMBER OF                                                             NOTIONAL       EXERCISE      EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT         PRICE           DATE          VALUE
-------------   ---------------------------------------------------   ------------   ------------   ------------   ------------
CALL OPTIONS PURCHASED -- 5.0%
          811   SPDR(R) Gold Shares ...............................   $ 13,662,106   $     162.58     08/31/22          692,434
                (Cost $900,453)                                                                                    ------------

WRITTEN OPTIONS -- (0.6)%

CALL OPTIONS WRITTEN -- (0.4)%
         (811)  SPDR(R) Gold Shares ...............................    (13,662,106)        186.54     08/31/22          (60,362)
                (Premiums received $153,033)                                                                       ------------

PUT OPTIONS WRITTEN -- (0.2)%
         (811)  SPDR(R) Gold Shares ...............................    (13,662,106)        145.47     08/31/22          (31,354)
                (Premiums received $30,575)                                                                        ------------

                TOTAL WRITTEN OPTIONS...........................................................................        (91,716)
                (Premiums received $183,608)                                                                       ------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%......................................................         (9,352)
                                                                                                                   ------------
                NET ASSETS -- 100.0%............................................................................   $ 13,754,994
                                                                                                                   ============


-----------------------------
(a)   This security or a portion of this security is segregated as collateral for written options contracts.

(b)   Zero coupon security.

(c)   Rate shown reflects yield as of June 30, 2022.

Page 6                  See Notes to Financial Statements


FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated
Financial Statements):


                                                      ASSETS TABLE
                                                                                             LEVEL 2          LEVEL 3
                                                            TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          6/30/2022          PRICES           INPUTS           INPUTS
                                                        --------------   --------------   --------------   --------------
U.S. Treasury Bills..................................   $   13,086,394   $           --   $   13,086,394   $           --
Money Market Funds...................................           77,234           77,234               --               --
                                                        --------------   --------------   --------------   --------------
Total Investments....................................       13,163,628           77,234       13,086,394               --
Call Options Purchased...............................          692,434               --          692,434               --
                                                        --------------   --------------   --------------   --------------
Total................................................   $   13,856,062   $       77,234   $   13,778,828   $           --
                                                        ==============   ==============   ==============   ==============

                                                    LIABILITIES TABLE
                                                                                             LEVEL 2          LEVEL 3
                                                            TOTAL            LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED        OBSERVABLE      UNOBSERVABLE
                                                          6/30/2022          PRICES          INPUTS           INPUTS
                                                        --------------   --------------   --------------   --------------
Call Options Written.................................   $      (60,362)  $           --   $      (60,362)  $           --
Put Options Written..................................          (31,354)              --          (31,354)              --
                                                        --------------   --------------   --------------   --------------
Total................................................   $      (91,716)  $           --   $      (91,716)  $           --
                                                        ==============   ==============   ==============   ==============


                        See Notes to Financial Statements                Page 7


FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2022 (UNAUDITED)


ASSETS:
Investments, at value..................................................    $    13,163,628
Options contracts purchased, at value..................................            692,434
Cash...................................................................                903
Dividends receivable...................................................                 59
                                                                           ---------------
   Total Assets........................................................         13,857,024
                                                                           ---------------

LIABILITIES:
Options contracts written, at value....................................             91,716
Investment advisory fees payable.......................................             10,314
                                                                           ---------------
   Total Liabilities...................................................            102,030
                                                                           ---------------
NET ASSETS.............................................................    $    13,754,994
                                                                           ===============

NET ASSETS CONSIST OF:
Paid-in capital........................................................    $    13,891,815
Par value..............................................................              7,500
Accumulated distributable earnings (loss)..............................           (144,321)
                                                                           ---------------
NET ASSETS.............................................................    $    13,754,994
                                                                           ===============
NET ASSET VALUE, per share.............................................    $         18.34
                                                                           ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            750,002
                                                                           ===============
Investments, at cost...................................................    $    13,172,477
                                                                           ===============
Premiums paid on options contracts purchased...........................    $       900,453
                                                                           ===============
Premiums received on options contracts written.........................    $       183,608
                                                                           ===============


Page 8                  See Notes to Financial Statements


FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)


INVESTMENT INCOME:
Interest...............................................................    $        21,611
Dividends..............................................................              1,595
                                                                           ---------------
   Total investment income.............................................             23,206
                                                                           ---------------

EXPENSES:
Investment advisory fees...............................................             67,928
                                                                           ---------------
   Total expenses......................................................             67,928
                                                                           ---------------
NET INVESTMENT INCOME (LOSS)...........................................            (44,722)
                                                                           ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................                (52)
   Purchased options contracts.........................................            (66,248)
   Written options contracts...........................................             85,928
                                                                           ---------------
Net realized gain (loss)...............................................             19,628
                                                                           ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................             (9,321)
   Purchased options contracts.........................................           (543,835)
   Written options contracts...........................................            129,863
                                                                           ---------------
Net change in unrealized appreciation (depreciation)...................           (423,293)
                                                                           ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (403,665)
                                                                           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................    $      (448,387)
                                                                           ===============


                        See Notes to Financial Statements                Page 9


FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS


                                                                                            SIX MONTHS
                                                                                               ENDED            PERIOD
                                                                                             6/30/2022           ENDED
                                                                                            (UNAUDITED)     12/31/2021 (a)
                                                                                          ---------------   ---------------
OPERATIONS:
Net investment income (loss).........................................................     $       (44,722)  $       (72,171)
Net realized gain (loss).............................................................              19,628          (702,490)
Net change in unrealized appreciation (depreciation).................................            (423,293)          298,317
                                                                                          ---------------   ---------------
Net increase (decrease) in net assets resulting from operations......................            (448,387)         (476,344)
                                                                                          ---------------   ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................           7,773,735        23,206,989
Cost of shares redeemed..............................................................         (11,550,470)       (4,750,529)
                                                                                          ---------------   ---------------
Net increase (decrease) in net assets resulting from shareholder transactions........          (3,776,735)       18,456,460
                                                                                          ---------------   ---------------
Total increase (decrease) in net assets..............................................          (4,225,122)       17,980,116

NET ASSETS:
Beginning of period..................................................................          17,980,116                --
                                                                                          ---------------   ---------------
End of period........................................................................     $    13,754,994   $    17,980,116
                                                                                          ===============   ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................             950,002                --
Shares sold..........................................................................             400,000         1,200,002
Shares redeemed......................................................................            (600,000)         (250,000)
                                                                                          ---------------   ---------------
Shares outstanding, end of period....................................................             750,002           950,002
                                                                                          ===============   ===============


(a)   Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 10                 See Notes to Financial Statements


FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
CONSOLIDATED FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                    SIX MONTHS
                                                                      ENDED            PERIOD
                                                                    6/30/2022          ENDED
                                                                   (UNAUDITED)     12/31/2021 (a)
                                                                  --------------   --------------
Net asset value, beginning of period...........................     $    18.93       $    19.99
                                                                    ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.06)           (0.08)
Net realized and unrealized gain (loss)........................          (0.53)           (0.98)
                                                                    ----------       ----------
Total from investment operations...............................          (0.59)           (1.06)
                                                                    ----------       ----------
Net asset value, end of period.................................     $    18.34       $    18.93
                                                                    ==========       ==========
TOTAL RETURN (b)...............................................          (3.12)%          (5.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $   13,755       $   17,980
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.90% (c)        0.90% (c)
Ratio of net investment income (loss) to average net assets ...          (0.59)% (c)      (0.87)% (c)
Portfolio turnover rate (d)....................................              0%               0%


(a)   Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 11


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8,
2003, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-two exchange-traded funds. This report covers the FT Cboe Vest Gold Strategy Quarterly Buffer ETF (the "Fund"), which trades under the ticker "BGLD" on the Cboe BZX Exchange, Inc. ("Cboe BZX"). The
Fund represents a separate series of shares of beneficial interest in the Trust.
Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund's investment objective is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) Gold Trust (the
"Underlying ETF"), up to a predetermined upside cap of 9.00% (before fees, expenses and taxes) and 8.77% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -15% (before fees, expenses and taxes) over the period from June
1, 2022 to August 31, 2022. Prior to June 1, 2022, the Fund's investment objective included an upside cap of 3.90% and 7.01% (before fees, expenses and taxes) and 3.68% and 6.78% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee) and a Target Outcome Period of December 1, 2021 to
February 28, 2022 and March 1, 2022 to May 31, 2022, respectively. Under normal market conditions, the Fund will invest substantially all of its assets in U.S.
Treasury securities, cash and cash equivalents, and in the shares of a wholly-owned subsidiary (the "Subsidiary") that holds FLexible EXchange(R)
Options ("FLEX Options") that reference the price performance of the Underlying
ETF. The Subsidiary is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Fund does not invest directly in FLEX Options on the
Underlying ETF. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Fund will invest up to approximately 25% of its total assets in the Subsidiary. As of June 30, 2022, the Fund invested 16.54% of the Fund's total assets in the Subsidiary. There can be no assurance that the
Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the
United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor")
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
      Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

      U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2022 (UNAUDITED)

      Shares of open-end funds are valued at fair value which is based on NAV per share.

If the Fund's investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The
Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2022, is included with the Fund's Consolidated Portfolio of Investments.

B. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. FLEX OPTIONS

FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.

The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the
Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX
Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.

When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in "Options contracts written, at value"
on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented separately as "Net realized gain (loss) on written options contracts" on the Consolidated Statement of Operations. When the Subsidiary
purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in "Options contracts purchased, at value" on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in "Net realized gain (loss) on purchased options contracts"
on the Consolidated Statement of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid annually by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to

                                                                         Page 13


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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2022 (UNAUDITED)

the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.

There were no distributions paid during the fiscal period ended December 31,
2021.

As of December 31, 2021, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $           --
Accumulated capital and other gain (loss).......              (5,687)
Net unrealized appreciation (depreciation)......             304,004

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders.
Accordingly, no provision has been made for federal and state income taxes.
However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Subsidiary is classified as a controlled foreign corporation under
Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2021 remains open to federal and state audit. As of June 30, 2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's consolidated financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2021, for federal income tax purposes, the Fund had no non- expiring capital loss carryforwards.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended December 31, 2021, the Fund did not incur any net ordinary losses.

As of June 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                    Gross                 Gross             Net Unrealized
                                  Unrealized            Unrealized           Appreciation
             Tax Cost            Appreciation         (Depreciation)        (Depreciation)
        ------------------    ------------------    ------------------    ------------------
        $       13,889,322    $           92,671    $         (217,647)   $         (124,976)


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the Fund's and the
Subsidiary's investment portfolios, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2022 (UNAUDITED)

First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual management fee equal to 0.90% of its average daily net assets. The Subsidiary does not pay First Trust a separate management fee.

Cboe Vest(SM) Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First
Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and
Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of the Fund's assets and will pay Cboe Vest for its services as the
Fund's sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding short-term investments, derivatives, and in-kind transactions, for the six months ended June 30, 2022, were $0 and $0, respectively.

For the six months ended June 30, 2022, the Fund did not have any in-kind purchases or sales.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Subsidiary at
June 30, 2022, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and
Liabilities.


                                                   ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                                        ----------------------------------------   ----------------------------------------
                                              CONSOLIDATED                               CONSOLIDATED
DERIVATIVES                             STATEMENT OF ASSETS AND                    STATEMENT OF ASSETS AND
INSTRUMENT          RISK EXPOSURE         LIABILITIES LOCATION         VALUE         LIABILITIES LOCATION         VALUE
-----------------   -----------------   ------------------------   -------------   ------------------------   -------------
                    Commodity           Options contracts                          Options contracts
Options             Risk                purchased, at value        $     692,434   written, at value          $      91,716


                                                                         Page 15


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2022 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2022, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


CONSOLIDATED STATEMENT OF OPERATIONS LOCATION
-----------------------------------------------------------------------------
COMMODITY RISK EXPOSURE
Net realized gain (loss) on:
   Purchased options contracts                                     $  (66,248)
   Written options contracts                                           85,928
Net change in unrealized appreciation (depreciation) on:
   Purchased options contracts                                       (543,835)
   Written options contracts                                          129,863


During the six months ended June 30, 2022, the premiums for purchased options contracts opened were $2,160,244 and the premiums for purchased options contracts closed, exercised and expired were $2,455,757.

During the six months ended June 30, 2022, the premiums for written options contracts opened were $545,404 and the premiums for written options contracts closed, exercised and expired were $682,983.

The Fund does not have the right to offset financial assets and liabilities related to options contracts on the Consolidated Statement of Assets and
Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2022 (UNAUDITED)

the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2024.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

                                                                         Page 17


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2022 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

                                                                         Page 19


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2022 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

                                   DISCLAIMER

The Fund is not sponsored, endorsed, sold or promoted by SPDR(R) Gold Shares,
SPDR, or Standard & Poor's(R) (together with their affiliates hereinafter referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the
SPDR(R) Gold Shares. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX
Options.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Advisory Agreement") with First Trust
Advisors L.P. (the "Advisor") on behalf of the FT Cboe Vest Gold Strategy
Quarterly Buffer ETF (the "Fund") and the Investment Sub-Advisory Agreement (the
"Sub-Advisory Agreement" and together with the Advisory Agreement, the
"Agreements") among the Trust, on behalf of the Fund, the Advisor and Cboe
VestSM Financial LLC (the "Sub-Advisor"). The Board approved the continuation of the Agreements for a one-year period ending June 30, 2023 at a meeting held on
June 12-13, 2022. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2022 (UNAUDITED)

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2022 and June 12-13, 2022, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the
Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by
Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's
Expense Group and Expense Universe; performance information for the Fund; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any;
profitability and other financial data for the Advisor; financial data for the
Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First
Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"),
and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2022, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent
Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 12-13, 2022 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the
Fund's unitary fee.

In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the
Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the
Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted
that the Advisor oversees the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the
Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2022 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund's investments. In addition to the written materials provided by the Sub-Advisor, at the June 12-13, 2022 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the
Sub-Advisor provides to the Fund, including the Sub-Advisor's day-to-day management of the Fund's investments. In considering the Sub-Advisor's management of the Fund, the Board noted the background and experience of the
Sub-Advisor's portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the Advisory
Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the
Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable.
Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2022 (UNAUDITED)

provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board, at the April 18, 2022 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund
Complex.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board considered information provided by the Sub-Advisor on the Fund's performance during its target outcome periods that ended between April 1, 2021 and March 31,
2022 and noted that the Fund delivered on its target outcome objective. Because the Fund commenced operations on January 20, 2021 and therefore has a limited performance history, comparative performance information for the Fund was not considered.

On the basis of all the information provided on the unitary fee for the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the
Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes that its expenses relating to providing advisory services to the Fund will likely increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the period from inception through December 31, 2021 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended
December 31, 2021. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.

The Board considered the Sub-Advisor's statement that it believes that the sub-advisory fee for the Fund is appropriate. The Board noted the Sub-Advisor's statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Fund will remain approximately the same for the next twelve months. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board noted that the Advisor pays the Sub-Advisor from its unitary fee and its understanding that the Fund's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Fund, and noted the Sub-Advisor's statements that it is the
Sub-Advisor's policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with the Fund. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP's controlling ownership interest in the
Sub-Advisor's parent company. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2022 (UNAUDITED)

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 23


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund
--------------------------------------------------------------------------------

FT Cboe Vest Gold Strategy Target Income ETF(R) (IGLD)

-------------------------------
      Semi-Annual Report
   For the Six Months Ended
         June 30, 2022
-------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund (the "Trust") described in this report (FT Cboe Vest Gold Strategy Target Income ETF(R); hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the FT
Cboe Vest Gold Strategy Target Income ETF(R) (the "Fund"), which contains detailed information about the Fund for the six months ended June 30, 2022.

The trillions of dollars of stimulus funneled into the U.S. financial system by the Federal government throughout the bulk of the coronavirus ("COVID-19")
pandemic was effective in bolstering economic activity, as reflected by some impressive gross domestic product ("GDP") statistics. It also fueled inflation.
I will touch on that angle as well. Data from the U.S. Bureau of Economic
Analysis indicates that annualized real GDP growth rates over the four quarters comprising 2021 were 6.3%, 6.7%, 2.3% and 6.9%, respectively. It appears, however, that the upside from those stimulus dollars may be waning. In the first two quarters of 2022, the U.S. economy contracted. Real GDP declined by an annualized 1.6% in the first quarter and declined by an annualized 0.9% in the second quarter. Why the downturn? Well, the lion's share of the stimulus programs for individuals ended in September 2021. The war between Russia and
Ukraine, which commenced in late February 2022, China's COVID-19 shutdown this year and the ongoing supply chain bottlenecks have also provided a drag on the global economy and securities markets, in my opinion. While the standard definition of a recession is two consecutive quarters of negative GDP growth, the official arbiter of declaring recessions in the U.S. belongs to the National
Bureau of Economic Research, and it factors in additional economic indicators in its evaluation process. Even if we were to experience a recession, it does not necessarily mean it will be deep in scope. Currently, the Federal Reserve (the
"Fed") is still hoping to orchestrate a soft landing for the economy, though it admits it will be challenging.

In addition to the recent decline in economic activity, the financial media is paying a good deal of attention to the inverted yield curve in the Treasury market, particularly the spread between the yields on the 2-Year and 10-Year
Treasury Note ("T-Note"). As of July 27, 2022, the closing yield on the 2-Year
T-Note was 3.00%, 21 basis points ("bps") above the 2.79% yield on the 10-Year
T-Note. The current inversion has only been in play in earnest since July 5,
2022. Yields on shorter-maturity bonds should be lower than those further out on the curve. For the 30-year period ended July 27, 2022, the average yield on the
10-Year T-Note was 113 bps higher than the average yield on the 2-Year T-Note.
Historically, such inversions have portended that a recession is likely to arrive in the next 12-24 months. At its meeting on July 27, 2022, the Fed raised the federal funds target rate by 75 bps to combat the spike in inflation. The target rate currently sits at 2.50%, marking the upper bound of its 2.25% to
2.50% range. The Fed's next meeting is scheduled for September 20-21, 2022.

In the current climate, the number one goal is to tame inflation. The Fed has made it clear that it is committed to doing so. The Consumer Price Index stood at a trailing 12-month rate of 9.1% in June 2022, its highest level since 1981.
Surging inflation is the number one concern of Americans. It is certainly going to be a hot button issue in the upcoming mid-term elections in November. A recent CNN poll revealed that 75% of Americans consider inflation their top economic concern and only 25% approve of President Joe Biden's efforts to curtail it. This dovetails into another concern: the markets. With respect to returns, on a year-to-date and 12-month basis, all the major domestic and foreign stock and bond indices were sitting in negative territory, based on their respective total returns through June 30, 2022. Sell-offs are a natural part of market cycles. We all know that prices do not go up in a straight line.
As previously noted, the Fed, the economy and the markets are battling some significant headwinds. The good news is we know what they are. Suffice it to say, it will take some time to remedy them. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)

The FT Cboe Vest Gold Strategy Target Income ETF(R) (the "Fund") seeks to deliver participation in the price returns of the SPDR(R) Gold Trust (the
"Underlying ETF") while providing a consistent level of income. The Fund's investments principally include short-term U.S. Treasury securities, cash and cash equivalents, and the shares of a wholly-owned subsidiary ("Subsidiary")
that holds FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. In seeking to achieve its objective, the Fund, through the Subsidiary, will generally purchase or sell FLEX Options.
FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. In combination, the purchased call and sold put options generally provide exposure to price returns of the
Underlying ETF both on the upside and downside. The Fund's investment sub-advisor is Cboe Vest Financial LLC. Additionally, as a means to generate income, the Fund will employ a "partial covered call strategy" that seeks to sell call options having a strike price roughly equal to the value of the
Underlying ETF at the inception of the Fund or each subsequent roll of the strategy (such options are said to be "at-the-money") on only a portion of the notional value of the call options purchased by the Fund. To execute this strategy, the Fund will sell call options with an expiration date less than or equal to approximately one month in the future (the "Target Income Period"). The amount of call options sold by the Fund is based on a calculation designed to result in the Fund generating income over the Target Income Period on the average assets of the Fund from premiums from writing call options that is approximately 3.85% higher annually than the annual yield from one-month U.S.
Treasury securities, before Fund fees and expenses. The Fund is classified as
"non-diversified" under the Investment Company Act of 1940, as amended. Shares of the Fund are listed on the Cboe BZX Exchange, Inc. under the ticker symbol
"IGLD."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL          CUMULATIVE
                                                               6 Months    1 Year       TOTAL RETURNS         TOTAL RETURNS
                                                                Ended       Ended     Inception (3/2/21)    Inception (3/2/21)
                                                               6/30/22     6/30/22        to 6/30/22            to 6/30/22
FUND PERFORMANCE
NAV                                                             -0.80%       2.01%           1.73%                 2.31%
Market Price                                                    -1.05%       1.95%           1.77%                 2.35%

INDEX PERFORMANCE
LBMA Gold Price                                                 -0.36%       3.17%           3.68%                 4.92%
S&P 500(R) Index - Price Return                                -20.58%     -11.92%          -1.66%                -2.19%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                MARCH 2, 2021 - JUNE 30, 2022

                FT Cboe Vest
               Gold Strategy                                   S&P 500(R) Index -
            Target Income ETF(R)        LBMA Gold Price           Price Return
3/2/21            $10,000                   $10,000                 $10,000
6/30/21            10,029                    10,170                  11,104
12/31/21           10,314                    10,530                  12,315
6/30/22            10,231                    10,492                   9,781


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the FT Cboe Vest Gold Strategy Target Income ETF(R) (the "Fund").
First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                                  SUB-ADVISOR

Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Fund. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. Cboe Vest, with principal offices at 1765 Greensboro
Station Pl., 9th Floor, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $7.8 billion under management or committed to management as of
June 30, 2022.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST
HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since 2021.


FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2022 (UNAUDITED)

As a shareholder of FT Cboe Vest Gold Strategy Target Income ETF(R) (the
"Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2022      JUNE 30, 2022         PERIOD           PERIOD (a)
------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
Actual                                               $1,000.00           $  992.00            0.85%              $4.20
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58            0.85%              $4.26


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1,
      2022 through June 30, 2022), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
JUNE 30, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED         STATED
    VALUE                                  DESCRIPTION                                  COUPON        MATURITY        VALUE
-------------   ------------------------------------------------------------------   ------------   ------------   ------------
U.S. TREASURY BILLS -- 144.5%
$  63,450,300   U.S. Treasury Bill (a)............................................       (b)          11/03/22     $ 63,016,282
                (Cost $63,331,104)                                                                                 ------------

   SHARES                                                 DESCRIPTION                                                 VALUE
-------------   ------------------------------------------------------------------------------------------------   ------------
MONEY MARKET FUNDS -- 1.6%
      698,523   Dreyfus Government Cash Management Fund, Institutional Shares - 1.35% (c).......................        698,523
                (Cost $698,523)                                                                                    ------------

                TOTAL INVESTMENTS -- 146.1%.....................................................................     63,714,805
                (Cost $64,029,627)                                                                                 ------------

  NUMBER OF                                                             NOTIONAL       EXERCISE      EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT         PRICE           DATE          VALUE
-------------   ---------------------------------------------------   ------------   ------------   ------------   ------------
CALL OPTIONS PURCHASED -- 0.3%
        2,589   SPDR(R) Gold Shares ...............................   $ 43,614,294   $     248.33     11/30/22          109,278
                (Cost $313,311)                                                                                    ------------

WRITTEN OPTIONS -- (46.7)%

CALL OPTIONS WRITTEN -- (0.4)%
         (528)  SPDR(R) Gold Shares ...............................     (8,894,688)        168.46     07/29/22         (168,960)
                (Premiums received $168,270)                                                                       ------------

PUT OPTIONS WRITTEN -- (46.3)%
       (2,589)  SPDR(R) Gold Shares ...............................    (43,614,294)        248.33     11/30/22      (20,176,891)
                (Premiums received $20,558,026)                                                                    ------------

                TOTAL WRITTEN OPTIONS...........................................................................    (20,345,851)
                (Premiums received $20,726,296)                                                                    ------------

                NET OTHER ASSETS AND LIABILITIES -- 0.3%........................................................        141,448
                                                                                                                   ------------
                NET ASSETS -- 100.0%............................................................................   $ 43,619,680
                                                                                                                   ============


-----------------------------
(a)   This security or a portion of this security is segregated as collateral for written options contracts.

(b)   Zero coupon security.

(c)   Rate shown reflects yield as of June 30, 2022.

Page 6                  See Notes to Financial Statements


FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2022 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated
Financial Statements):


                                                      ASSETS TABLE
                                                                                             LEVEL 2          LEVEL 3
                                                            TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          6/30/2022          PRICES           INPUTS           INPUTS
                                                        --------------   --------------   --------------   --------------
U.S. Treasury Bills..................................   $   63,016,282   $           --   $   63,016,282   $           --
Money Market Funds...................................          698,523          698,523               --               --
                                                        --------------   --------------   --------------   --------------
Total Investments....................................       63,714,805          698,523       63,016,282               --
Call Options Purchased...............................          109,278               --          109,278               --
                                                        --------------   --------------   --------------   --------------
Total................................................   $   63,824,083   $      698,523   $   63,125,560   $           --
                                                        ==============   ==============   ==============   ==============

                                                    LIABILITIES TABLE
                                                                                             LEVEL 2          LEVEL 3
                                                            TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          6/30/2022          PRICES           INPUTS           INPUTS
                                                        --------------   --------------   --------------   --------------
Call Options Written.................................   $     (168,960)  $           --   $     (168,960)  $           --
Put Options Written..................................      (20,176,891)              --      (20,176,891)              --
                                                        --------------   --------------   --------------   --------------
Total................................................   $  (20,345,851)  $           --   $  (20,345,851)  $           --
                                                        ==============   ==============   ==============   ==============


                        See Notes to Financial Statements                 Page 7


FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2022 (UNAUDITED)


ASSETS:
Investments, at value..................................................    $    63,714,805
Options contracts purchased, at value..................................            109,278
Cash...................................................................              2,497
Receivables:
   Investment securities sold..........................................            168,270
   Dividends...........................................................                556
                                                                           ---------------
   Total Assets........................................................         63,995,406
                                                                           ---------------

LIABILITIES:
Options contracts written, at value....................................         20,345,851
Investment advisory fees payable.......................................             29,875
                                                                           ---------------
   Total Liabilities...................................................         20,375,726
                                                                           ---------------
NET ASSETS.............................................................    $    43,619,680
                                                                           ===============

NET ASSETS CONSIST OF:
Paid-in capital........................................................    $    44,270,322
Par value..............................................................             22,000
Accumulated distributable earnings (loss)..............................           (672,642)
                                                                           ---------------
NET ASSETS.............................................................    $    43,619,680
                                                                           ===============
NET ASSET VALUE, per share.............................................    $         19.83
                                                                           ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................          2,200,002
                                                                           ===============
Investments, at cost...................................................    $    64,029,627
                                                                           ===============
Premiums paid on options contracts purchased...........................    $       313,311
                                                                           ===============
Premiums received on options contracts written.........................    $    20,726,296
                                                                           ===============


Page 8                  See Notes to Financial Statements


FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)


INVESTMENT INCOME:
Interest...............................................................    $        99,566
Dividends..............................................................                807
                                                                           ---------------
   Total investment income.............................................            100,373
                                                                           ---------------

EXPENSES:
Investment advisory fees...............................................            162,900
                                                                           ---------------
   Total expenses......................................................            162,900
                                                                           ---------------
NET INVESTMENT INCOME (LOSS)...........................................            (62,527)
                                                                           ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            (29,683)
   Purchased options contracts.........................................            (20,674)
   Written options contracts...........................................            256,168
                                                                           ---------------
Net realized gain (loss)...............................................            205,811
                                                                           ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................           (300,112)
   Purchased options contracts.........................................           (121,894)
   Written options contracts...........................................           (535,148)
                                                                           ---------------
Net change in unrealized appreciation (depreciation)...................           (957,154)
                                                                           ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (751,343)
                                                                           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................    $      (813,870)
                                                                           ===============


                        See Notes to Financial Statements                 Page 9


FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS


                                                                                            SIX MONTHS
                                                                                               ENDED            PERIOD
                                                                                             6/30/2022           ENDED
                                                                                            (UNAUDITED)     12/31/2021 (a)
                                                                                          ---------------   ---------------
OPERATIONS:
Net investment income (loss).........................................................     $       (62,527)  $      (128,375)
Net realized gain (loss).............................................................             205,811          (300,603)
Net change in unrealized appreciation (depreciation).................................            (957,154)          818,744
                                                                                          ---------------   ---------------
Net increase (decrease) in net assets resulting from operations......................            (813,870)          389,766
                                                                                          ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations................................................................            (603,761)         (446,336)
                                                                                          ---------------   ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................          15,623,082        36,504,705
Cost of shares redeemed..............................................................          (2,061,954)       (4,971,952)
                                                                                          ---------------   ---------------
Net increase (decrease) in net assets resulting from shareholder transactions........          13,561,128        31,532,753
                                                                                          ---------------   ---------------
Total increase (decrease) in net assets..............................................          12,143,497        31,476,183

NET ASSETS:
Beginning of period..................................................................          31,476,183                --
                                                                                          ---------------   ---------------
End of period........................................................................     $    43,619,680   $    31,476,183
                                                                                          ===============   ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................           1,550,002                --
Shares sold..........................................................................             750,000         1,800,002
Shares redeemed......................................................................            (100,000)         (250,000)
                                                                                          ---------------   ---------------
Shares outstanding, end of period....................................................           2,200,002         1,550,002
                                                                                          ===============   ===============


(a)   Inception date is March 2, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 10                 See Notes to Financial Statements


FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
CONSOLIDATED FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                    SIX MONTHS
                                                                      ENDED            PERIOD
                                                                    6/30/2022          ENDED
                                                                   (UNAUDITED)     12/31/2021 (a)
                                                                  --------------   --------------
Net asset value, beginning of period...........................     $    20.31       $    20.14
                                                                    ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.03) (b)       (0.08)
Net realized and unrealized gain (loss)........................          (0.13)            0.71
                                                                    ----------       ----------
Total from investment operations...............................          (0.16)            0.63
                                                                    ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................          (0.32)           (0.46)
                                                                    ----------       ----------
Net asset value, end of period.................................     $    19.83       $    20.31
                                                                    ==========       ==========
TOTAL RETURN (c)...............................................          (0.80)%           3.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $   43,620       $   31,476
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (d)        0.85% (d)
Ratio of net investment income (loss) to average net assets ...          (0.33)% (d)      (0.76)% (d)
Portfolio turnover rate (e)....................................              0%               0%


(a)   Inception date is March 2, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 11


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8,
2003, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-two exchange-traded funds. This report covers the FT Cboe Vest Gold Strategy Target Income ETF(R) (the "Fund"), which trades under the ticker "IGLD" on the Cboe BZX Exchange, Inc. ("Cboe BZX"). The
Fund represents a separate series of shares of beneficial interest in the Trust.
Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund's investment objective is to seek to deliver participation in the price returns of the
SPDR(R) Gold Trust (the "Underlying ETF") while providing a consistent level of income. The Fund's investments principally include short-term U.S. Treasury securities, cash and cash equivalents, and the shares of a wholly-owned subsidiary (the "Subsidiary") that holds FLexible EXchange(R) Options ("FLEX
Options") that reference the price performance of the Underlying ETF. In seeking to achieve its objective, the Fund, through the Subsidiary, will generally purchase or sell FLEX Options. In combination, the purchased call and sold put options generally provide exposure to price returns of the Underlying ETF both on the upside and downside. The Subsidiary is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Fund may invest up to 25% of its total assets in the Subsidiary. As of June 30, 2022, the Fund invested
22.32% of the Fund's total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the
United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor")
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
      Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

      U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

      Shares of open-end funds are valued at fair value which is based on NAV per share.


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2022 (UNAUDITED)

If the Fund's investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The
Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2022, is included with the Fund's Consolidated Portfolio of Investments.

B. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. FLEX OPTIONS

FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.

The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the
Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX
Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.

When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in "Options contracts written, at value"
on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented separately as "Net realized gain (loss) on written options contracts" on the Consolidated Statement of Operations. When the Subsidiary
purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in "Options contracts purchased, at value" on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in "Net realized gain (loss) on purchased options contracts"
on the Consolidated Statement of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to

                                                                         Page 13


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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2022 (UNAUDITED)

the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended December
31, 2021 was as follows:

Distributions paid from:
Ordinary income.................................      $           --
Capital gains...................................                  --
Return of capital...............................             446,336

As of December 31, 2021, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $           --
Accumulated capital and other gain (loss).......              (4,113)
Net unrealized appreciation (depreciation)......             822,755

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders.
Accordingly, no provision has been made for federal and state income taxes.
However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Subsidiary is classified as a controlled foreign corporation under
Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2021 remains open to federal and state audit. As of June 30, 2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's consolidated financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2021, for federal income tax purposes, the Fund had $82 of non-expiring capital loss carryforwards.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes.

As of June 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                    Gross                 Gross             Net Unrealized
                                  Unrealized            Unrealized           Appreciation
             Tax Cost            Appreciation         (Depreciation)        (Depreciation)
        ------------------    ------------------    ------------------    ------------------
        $       43,616,642    $          381,135    $         (519,545)   $         (138,410)


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2022 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the Fund's and the
Subsidiary's investment portfolios, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual management fee equal to 0.85% of its average daily net assets. The Subsidiary does not pay First Trust a separate management fee.

Cboe Vest(SM) Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First
Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and
Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of the Fund's assets and will pay Cboe Vest for its services as the
Fund's sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding short-term investments, derivatives, and in-kind transactions, for the six months ended June 30, 2022, were $0 and $0, respectively.

For the six months ended June 30, 2022, the Fund did not have any in-kind purchases or sales.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Subsidiary at
June 30, 2022, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and
Liabilities.


                                                   ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                                        ----------------------------------------   ----------------------------------------
                                              CONSOLIDATED                               CONSOLIDATED
DERIVATIVES                             STATEMENT OF ASSETS AND                    STATEMENT OF ASSETS AND
INSTRUMENT          RISK EXPOSURE         LIABILITIES LOCATION         VALUE         LIABILITIES LOCATION         VALUE
-----------------   -----------------   ------------------------   -------------   ------------------------   -------------
                    Commodity           Options contracts                          Options contracts
Options             Risk                purchased, at value        $     109,278   written, at value          $  20,345,851


                                                                         Page 15


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2022 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2022, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


CONSOLIDATED STATEMENT OF OPERATIONS LOCATION
-----------------------------------------------------------------------------
COMMODITY RISK EXPOSURE
Net realized gain (loss) on:
   Purchased options contracts                                    $   (20,674)
   Written options contracts                                          256,168
Net change in unrealized appreciation (depreciation) on:
   Purchased options contracts                                       (121,894)
   Written options contracts                                         (535,148)


During the six months ended June 30, 2022, the premiums for purchased options contracts opened were $124,517 and the premiums for purchased options contracts closed, exercised and expired were $31,495.

During the six months ended June 30, 2022, the premiums for written options contracts opened were $6,993,956 and the premiums for written options contracts closed, exercised and expired were $1,601,679.

The Fund does not have the right to offset financial assets and liabilities related to options contracts on the Consolidated Statement of Assets and
Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2022 (UNAUDITED)

the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2024.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

                                                                         Page 17


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2022 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or

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             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2022 (UNAUDITED)

other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

                                   DISCLAIMER

The Fund is not sponsored, endorsed, sold or promoted by SPDR(R) Gold Shares,
SPDR, or Standard & Poor's(R) (together with their affiliates hereinafter referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the
SPDR(R) Gold Shares. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX
Options.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Advisory Agreement") with First Trust
Advisors L.P. (the "Advisor") on behalf of the FT Cboe Vest Gold Strategy Target
Income ETF(R) (the "Fund") and the Investment Sub-Advisory Agreement (the
"Sub-Advisory Agreement" and together with the Advisory Agreement, the
"Agreements") among the Trust, on behalf of the Fund, the Advisor and Cboe
VestSM Financial LLC (the "Sub-Advisor"). The Board approved the continuation of the Agreements for a one-year period ending June 30, 2023 at a meeting held on
June 12-13, 2022. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2022 and June 12-13, 2022, the
Board, including the Independent Trustees, reviewed materials provided by the

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             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2022 (UNAUDITED)

Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the
Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by
Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's
Expense Group and Expense Universe; performance information for the Fund; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any;
profitability and other financial data for the Advisor; financial data for the
Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First
Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"),
and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2022, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent
Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 12-13, 2022 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the
Fund's unitary fee.

In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the
Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the
Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted
that the Advisor oversees the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the
Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2022 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund's investments. In addition to the written materials provided by the Sub-Advisor, at the June 12-13, 2022 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the
Sub-Advisor provides to the Fund, including the Sub-Advisor's day-to-day management of the Fund's investments. In considering the Sub-Advisor's management of the Fund, the Board noted the background and experience of the
Sub-Advisor's portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the Advisory
Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the
Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable.
Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board, at the April 18, 2022 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With

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             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2022 (UNAUDITED)

respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund
Complex.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. Because the Fund commenced operations on March 2, 2021 and therefore has a limited performance history, comparative performance information for the Fund was not considered.

On the basis of all the information provided on the unitary fee for the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the
Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes that its expenses relating to providing advisory services to the Fund will likely increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the period from inception through December 31, 2021 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended
December 31, 2021. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.

The Board considered the Sub-Advisor's statement that it believes that the sub-advisory fee for the Fund is appropriate. The Board noted the Sub-Advisor's statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Fund will remain approximately the same for the next twelve months. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board noted that the Advisor pays the Sub-Advisor from its unitary fee and its understanding that the Fund's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Fund, and noted the Sub-Advisor's statements that it is the
Sub-Advisor's policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with the Fund. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP's controlling ownership interest in the
Sub-Advisor's parent company. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution

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             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2022 (UNAUDITED)

thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

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[BLANK BACK COVER]

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(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 7, 2022
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 7, 2022

* Print the name and title of each signing officer under his or her signature.